UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number File No. 811-08961

TIAA-CREF LIFE FUNDS

(Exact name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206

(Address of principal executive offices) (Zip code)

Stewart P. Greene, Esq.

c/o TIAA-CREF

730 Third Avenue

New York, New York 10017-3206

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-490-9000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2009

Item 1.	Reports to Stockholders.

2009 ANNUAL REPORT

TIAA-CREF LIFE FUNDS

DECEMBER 31, 2009

Audited financial statements

CONTENTS

Understanding your TIAA-CREF Life Funds report	2

Information on the TIAA-CREF Life Funds	3

About the funds’ benchmarks	4

Important information about expenses	6

Fund performance
Growth Equity Fund	7
Growth & Income Fund	10
International Equity Fund	13
Large-Cap Value Fund	16
Small-Cap Equity Fund	19
Stock Index Fund	22
Social Choice Equity Fund	25
Real Estate Securities Fund	28
Bond Fund	31
Money Market Fund	34

Summary portfolios of investments	37

Financial statements
Statements of assets and liabilities	76
Statements of operations	80
Statements of changes in net assets	84
Financial highlights	91
Notes to financial statements	102

Report of independent registered public accounting firm	113

Management	114

Board approval of investment management agreement	122

Important tax information	132

How to reach us	Inside back cover

As always, you should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit our website at tiaa-cref.org, or call 800 223-1200. We urge you to read the prospectus carefully before investing.

UNDERSTANDING YOUR TIAA-CREF LIFE FUNDS REPORT

This report contains information about the ten TIAA-CREF Life Funds and describes the funds’ results for the twelve months ended December 31, 2009. The report contains three main sections:

•	The fund performance section compares each fund’s return with the return of that fund’s benchmark index.

•

The summary portfolios of investments list the industries and types of securities in which each fund had investments as of December 31, 2009. It also lists the fund’s largest individual holdings and any holding that made up more than one percent of the fund’s net assets on that date.

•	The financial statements contain detailed information about the operations and financial condition of each fund.

2	2009 Annual Report ¡ TIAA-CREF Life Funds

INFORMATION ON THE TIAA-CREF LIFE FUNDS

Portfolio holdings

Securities and Exchange Commission (SEC) rules intended to provide investors with more meaningful information about fund performance allow investment companies to list the top holdings of each fund in their annual and semiannual reports instead of providing complete portfolio listings. The funds file complete portfolio listings with the SEC, and they are available to the public.

You can obtain a complete list of the TIAA-CREF Life Funds’ portfolio holdings (called “TIAA-CREF Life Funds Schedules of Investments”) as of the most recently completed fiscal quarter (currently for the period ended December 31, 2009) in the following ways:

•	By visiting our website at tiaa-cref.org; or

•	By calling us at 800 842-2776 to request a copy, which is free of charge.

You can also obtain a complete list of the TIAA-CREF Life Funds’ portfolio holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from the SEC. (Form N-CSR lists holdings as of December 31 or June 30; Form N-Q lists holdings as of March 31 or September 30.) Copies of these forms are available:

•	Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at www.sec.gov; or

•	From the SEC’s Office of Investor Education and Advocacy. (Call 202 551-8090 for more information.)

Proxy voting

TIAA-CREF Life Funds’ ownership of stock gives it the right to vote on proxy issues of companies in which it invests. A description of our proxy voting policies and procedures can be found on our website at tiaa-cref.org or on the SEC web-site at www.sec.gov. You can also call us at 800 223-1200 to request a free copy. A report of how the funds voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at www.sec.gov.

Contacting TIAA-CREF

There are three easy ways to contact us: by e-mail, using the Contact Us link at the top of our home page; by mail at TIAA-CREF, 730 Third Avenue, New York, NY 10017–3206; or by phone at 800 223-1200.

Fund management

TIAA-CREF Life Funds are managed by the portfolio management teams of Teachers Advisors, Inc. The members of these teams are responsible for the day-to-day investment management of the funds.

TIAA-CREF Life Funds ¡ 2009 Annual Report	3

ABOUT THE FUNDS’ BENCHMARKS

EQUITY INDEXES

BROAD-MARKET INDEX

The Russell 3000® Index measures the performance of the stocks of the 3,000 largest publicly traded U.S. companies, based on market capitalization. The index measures the performance of about 98% of the total market capitalization of the publicly traded U.S. equity market.

LARGE-CAP INDEXES

The S&P 500® Index is a market-capitalization-weighted index of the stocks of 500 leading companies in major industries of the U.S. economy.

The MSCI EAFE (Europe, Australasia, Far East) Index measures the performance of the leading stocks in 21 developed countries outside North America.

The Russell 1000® Growth Index is a subset of the Russell 1000 Index, which measures the performance of the stocks of the 1,000 largest companies in the Russell 3000 Index, based on market capitalization. The Russell 1000 Growth Index measures the performance of those stocks of the Russell 1000 Index with higher relative forecasted growth rates and price/book ratios.

The Russell 1000 Value Index is a subset of the Russell 1000 Index, which measures the performance of the stocks of the 1,000 largest companies in the Russell 3000 Index, based on market capitalization. The Russell 1000 Value Index measures the performance of those stocks of the Russell 1000 Index with lower relative forecasted growth rates and price/book ratios.

SMALL-CAP INDEX

The Russell 2000® Index measures the performance of the stocks of the 2,000 smallest companies in the Russell 3000 Index, based on market capitalization.

SPECIALTY EQUITY INDEX

The FTSE NAREIT Equity REITs Index measures the performance of publicly traded real estate investment trusts in the United States that own, manage and lease investment-grade commercial real estate.

4	2009 Annual Report ¡ TIAA-CREF Life Funds

FIXED-INCOME INDEX

The Barclays Capital U.S. Aggregate Bond Index measures the performance of the U.S. investment-grade, fixed-rate bond market, including government and credit securities, agency mortgage pass-through securities, asset-backed securities and commercial mortgage-backed securities.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

Russell 1000, Russell 2000 and Russell 3000 are trademarks and service marks of Russell Investment Group. TIAA-CREF products are not promoted or sponsored by, or affiliated with, Russell Investment Group. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. This report is not approved, reviewed or produced by MSCI. EAFE stands for Europe, Australasia, Far East. S&P 500 is a registered trademark and service mark of the McGraw-Hill Companies, Inc.

TIAA-CREF Life Funds ¡ 2009 Annual Report	5

IMPORTANT INFORMATION ABOUT EXPENSES

Shareholders in the TIAA-CREF Life Funds incur only one of two potential types of costs.

•	Shareholders incur no transaction costs, including sales charges (loads) on purchases, on reinvested dividends or on other distributions. There are also no redemption fees or exchange fees.

•	However, they do incur ongoing costs, including management fees.

The TIAA-CREF Life Funds are the underlying investment vehicles for certain variable life insurance and variable annuity contracts issued by TIAA-CREF Life Insurance Company. These contracts have additional administrative expense fees and mortality and expense risk charges. Because of these additional deductions, the costs to investors will be higher than the figures shown in the expense examples.

The examples that appear on the performance pages are intended to help you understand your ongoing costs (in U.S. dollars) of investing in each fund. The examples are also designed to help you compare these costs with the ongoing costs of investing in other funds.

The examples assume $1,000 was invested on July 1, 2009, and held for six months until December 31, 2009.

Actual expenses

The first line in each table uses the fund’s actual expenses and its actual rate of return. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the six-month period.

Simply divide your fund value by $1,000 (for example, an $8,600 fund value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid” to estimate the expenses you paid during the six-month period.

Hypothetical example for comparison purposes

The second line in the table shows hypothetical fund values and expenses based on the fund’s actual expense ratio for the six-month period and an assumed 5% per year rate of return before expenses. This was not the fund’s actual return.

This hypothetical example cannot be used to estimate the actual expenses you paid for the period but rather allows you to compare the ongoing costs of investing in this fund with the costs of other funds. To do so, compare our 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

6	2009 Annual Report ¡ TIAA-CREF Life Funds

GROWTH EQUITY FUND

PERFORMANCE IN THE TWELVE MONTHS ENDED DECEMBER 31, 2009

The Growth Equity Fund returned 35.47% for the year, compared with the 37.21% return of its benchmark, the Russell 1000® Growth Index.

Large-cap growth outpaces large-cap value

In 2009, large-cap growth stocks posted their largest calendar-year gain since 1998, strongly outperforming large-cap value issues, which returned 19.69%, as measured by the Russell 1000 Value Index. This reverses a protracted trend. During the decade that ended on December 31, 2009, large-cap value surpassed large-cap growth in eight out of ten years. For the ten years ended December 31, 2009, the Russell 1000 Growth Index posted an average annual return of –3.99%—almost six-and-a-half percentage points behind the 2.47% average annual return of the Russell 1000 Value Index.

Technology propels the index

In July 2009, Russell reorganized the sectors of the Russell indexes, reducing the number of sectors from twelve to nine. For the year, all nine sectors of the Russell 1000 Growth Index recorded double-digit gains. The index’s advance was chiefly fueled by the 64.1% surge in technology, which made up more than one quarter of the benchmark’s total market capitalization as of December 31, 2009. The benchmark’s next two largest sectors, health care (up 21.1%) and consumer discretionary (up 33.3%), also contributed significantly to its splendid showing.

The benchmark’s lowest-performing sector, utilities, climbed a more than respectable 13.1%.

Stock choices trim returns

The fund lagged its benchmark primarily because of several unfavorable stock selections. Among the largest detractors from relative performance were overweight positions in educational provider Apollo Group, biotechnology company Gilead Sciences and General Mills. An underweight in Wells Fargo also detracted from the fund’s returns.

These results were partially offset by several positive contributors to relative performance. They included overweight positions in Goldman Sachs and Google. Underweighting Wal-Mart and Exxon Mobil and avoiding Procter & Gamble, which was a component of the benchmark during the period, also aided returns.

TIAA-CREF Life Funds ¡ 2009 Annual Report	7

GROWTH EQUITY FUND

PERFORMANCE AS OF DECEMBER 31, 2009

	Total return	Average annual total return
	1 year	5 years	since inception
Growth Equity Fund (inception: 4/3/2000)	35.47%	1.71%	–5.15%
Russell 1000®Growth Index	37.21	1.63	–4.60

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

$10,000 SINCE APRIL 3, 2000 INCEPTION

For the purpose of comparison, the graph also shows the change in the value of the fund’s benchmark during the same period.

8	2009 Annual Report ¡ TIAA-CREF Life Funds

GROWTH EQUITY FUND

EXPENSE EXAMPLE

Six months ended December 31, 2009

Growth Equity Fund	Starting fund value (7/1/09)	Ending fund value (12/31/09)	Expenses paid* (7/1/09– 12/31/09)
Actual return	$1,000.00	$1,229.90	$1.41
5% annual hypothetical return	1,000.00	1,023.93	1.28

*	“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average fund value over the six-month period, multiplied by 184/365. There were 184 days in the six-months ended December 31, 2009. The fund’s annualized six-month expense ratio for the period was 0.25%.

For more information about this expense example, please see page 6.

PORTFOLIO COMPOSITION

% of net assets as of 12/31/2009
Technology	35.9
Consumer products & services	25.5
Manufacturing & materials	15.8
Financial	9.0
Health care	8.2
Energy	5.4
Other assets & liabilities, net	0.2

Total	100.0

HOLDINGS BY COMPANY SIZE

Market capitalization	% of portfolio investments as of 12/31/2009
Over $15 billion	72.65
$4 billion–$15 billion	25.83
Under $4 billion	1.52

Total	100.00

TIAA-CREF Life Funds ¡ 2009 Annual Report	9

GROWTH & INCOME FUND

PERFORMANCE IN THE TWELVE MONTHS ENDED DECEMBER 31, 2009

The Growth & Income Fund returned 27.76% for the year, compared with the 26.46% return of its benchmark, the S&P 500® Index.

Large caps trail the broad market

In 2009, the S&P 500 Index under-performed the broad-based Russell 3000® Index, which returned 28.34%. This reflected the fact that, unlike the S&P 500, the Russell 3000 includes a considerable number of mid-cap stocks. The mid-cap segment of the Russell 3000 rose 40.48% and made up more than one quarter of that index, in terms of market capitalization on December 31, 2009.

Information technology leads the way

During the period, nine of the benchmark’s ten industry sectors produced double-digit gains. Returns were driven mainly by the information technology sector, which returned 61.7%. This sector made up almost one-fifth of the benchmark’s market capitalization at year-end. Two of the benchmark’s smaller sectors also generated outsized returns. The materials and consumer discretionary sectors returned 48.6% and 41.3%, respectively.

Telecommunications services, one of the benchmark’s poorest performing sectors over the past few years, posted an 8.9% return for 2009.

Stock choices lift the fund’s return

The fund’s return outpaced that of its benchmark by more than a percentage point as a result of successful security selections that included several nonbenchmark stocks. Among these were British mining giant Rio Tinto and educational media distributor Discovery Communications. Overweight positions in data storage provider SanDisk and energy supplier Weatherford International also aided returns.

Positive contributions like these were partially offset by several detractors from relative performance. These included an overweight position in biotechnology company Gilead Sciences and an out-of-benchmark holding in insurance giant ACE. Avoiding American Express, which was a component of the benchmark during the period, also trimmed relative returns.

10	2009 Annual Report ¡ TIAA-CREF Life Funds

GROWTH & INCOME FUND

PERFORMANCE AS OF DECEMBER 31, 2009

	Total return	Average annual total return
	1 year	5 years	since inception
Growth & Income Fund (inception: 4/3/2000)	27.76%	4.25%	0.02%
S&P 500 Index	26.46	0.42	–1.25

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

$10,000 SINCE APRIL 3, 2000 INCEPTION

For the purpose of comparison, the graph also shows the change in the value of the fund’s benchmark during the same period.

TIAA-CREF Life Funds ¡ 2009 Annual Report	11

GROWTH & INCOME FUND

EXPENSE EXAMPLE

Six months ended December 31, 2009

Growth & Income Fund	Starting fund value (7/1/09)	Ending fund value (12/31/09)	Expenses paid* (7/1/09– 12/31/09)
Actual return	$1,000.00	$1,211.40	$1.28
5% annual hypothetical return	1,000.00	1,024.05	1.17

*	“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average fund value over the six-month period, multiplied by 184/365. There were 184 days in the six-months ended December 31, 2009. The fund’s annualized six-month expense ratio for the period was 0.23%.

For more information about this expense example, please see page 6.

PORTFOLIO COMPOSITION

% of net assets as of 12/31/2009
Technology	23.7
Consumer products & services	22.7
Manufacturing & materials	15.8
Financial	13.6
Energy	10.6
Health care	10.4
Utilities	2.7
Other assets & liabilities, net	0.5

Total	100.0

HOLDINGS BY COMPANY SIZE

Market capitalization	% of portfolio investments as of 12/31/2009
Over $15 billion	75.36
$4 billion–$15 billion	15.70
Under $4 billion	8.94

Total	100.00

12	2009 Annual Report ¡ TIAA-CREF Life Funds

INTERNATIONAL EQUITY FUND

PERFORMANCE IN THE TWELVE MONTHS ENDED DECEMBER 31, 2009

The International Equity Fund returned 31.74% for the year, compared with the 31.78% return of its benchmark, the MSCI EAFE Index.

Foreign stocks rebound

After plummeting in 2008 and the beginning of 2009, foreign stocks staged a dramatic comeback. Beginning in early March, the MSCI EAFE Index, which measures stock performance in 21 developed foreign countries, climbed steadily as investors grew more optimistic about the global economy and the outlook for corporate profits.

For the year, the EAFE’s return was higher than the 28.34% gain of the Russell 3000® Index, which measures the broad U.S. stock market. The euro and the pound strengthened relative to the dollar, magnifying foreign stock gains for U.S. investors. In terms of local currencies, the EAFE advanced 24.72%.

European stocks gain the most

The EAFE’s European segment surged 35.8% in dollar terms. British, French and German stocks gained 43.3%, 31.8% and 25.2%, respectively. The Pacific segment rose 24.2% in dollars. Japanese stocks returned just 6.3%, partly due to a weaker yen versus the dollar. Other Pacific stocks soared 72.8%.

The fund keeps pace with its benchmark

The fund’s return was close to the impressive rise in its benchmark. Among the largest contributors to relative performance were positions in two nonbenchmark stocks, Taiwanese electronics company Hon Hai Precision Industry and German chemicals producer Lanxess. Overweights, including Swiss banking giant Credit Suisse, stock market operator Hong Kong Exchanges and Clearing and U.K.-based software firm Autonomy, also helped, as did an underweight in Swiss pharmaceutical company Novartis.

Detractors from relative performance included a nonbenchmark holding—Wells Fargo—and overweights in Finnish mobile phone manufacturer Nokia and British defense contractor BAE Systems. Lack of exposure to Spanish financial services company Banco Santander and the Commonwealth Bank of Australia, and an underweight in Australian mining giant BHP Billiton, also trimmed results.

As of December 31, 2009, stocks of companies in emerging markets, which are not in the benchmark, made up about 11.4% of the fund’s total portfolio investments.

TIAA-CREF Life Funds ¡ 2009 Annual Report	13

INTERNATIONAL EQUITY FUND

PERFORMANCE AS OF DECEMBER 31, 2009

	Total return	Average annual total return
	1 year	5 years	since inception
International Equity Fund (inception: 4/3/2000)	31.74%	3.27%	–0.02%
MSCI EAFE Index	31.78	3.54	1.24

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

$10,000 SINCE APRIL 3, 2000 INCEPTION

For the purpose of comparison, the graph also shows the change in the value of the fund’s benchmark during the same period.

14	2009 Annual Report ¡ TIAA-CREF Life Funds

INTERNATIONAL EQUITY FUND

EXPENSE EXAMPLE

Six months ended December 31, 2009

International Equity Fund	Starting fund value (7/1/09)	Ending fund value (12/31/09)	Expenses paid* (7/1/09– 12/31/09)
Actual return	$1,000.00	$1,241.40	$1.69
5% annual hypothetical return	1,000.00	1,023.69	1.53

*	“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average fund value over the six-month period, multiplied by 184/365. There were 184 days in the six-months ended December 31, 2009. The fund’s annualized six-month expense ratio for the period was 0.30%.

For more information about this expense example, please see page 6.

PORTFOLIO COMPOSITION

% of net assets as of 12/31/2009
Manufacturing & materials	36.1
Consumer products & services	32.3
Financial	16.6
Energy	7.7
Utilities	4.3
Technology	3.9
Other assets & liabilities, net	–0.9

Total	100.0

HOLDINGS BY COMPANY SIZE

Market capitalization	% of portfolio investments as of 12/31/2009
Over $15 billion	57.23
$4 billion–$15 billion	27.11
Under $4 billion	15.66

Total	100.00

HOLDINGS BY COUNTRY

Country	% of portfolio investments as of 12/31/2009
Germany	22.3
United Kingdom	19.4
Switzerland	18.3
Japan	13.3
China	5.0
Taiwan	3.4
Sweden	3.0
Belgium	2.4
Hong Kong	2.2
10 other nations	10.7

Total	100.0

TIAA-CREF Life Funds ¡ 2009 Annual Report	15

LARGE-CAP VALUE FUND

PERFORMANCE IN THE TWELVE MONTHS ENDED DECEMBER 31, 2009

The Large-Cap Value Fund returned 31.45% for the year, compared with the 19.69% return of its benchmark, the Russell 1000® Value Index.

Large-cap investors favor growth

Although large-cap value issues in 2009 posted their third-largest calendar-year gain in the past ten years, they failed to keep pace with large-cap growth issues, which returned 37.21%, as measured by the Russell 1000 Growth Index. This reverses a protracted trend. During the decade that ended on December 31, 2009, large-cap value surpassed large-cap growth in eight out of ten years.

Consumer discretionary and financial services drive benchmark’s return

In July 2009, Russell reorganized the sectors of the Russell indexes, reducing the number of sectors from twelve to nine. For the year, eight of the nine industry sectors of the Russell 1000 Value Index recorded double-digit gains. The benchmark’s result was driven chiefly by advances in the consumer discretionary (up 47.5%) and the financial services (up 14.3%) sectors, which together made up almost a third of the index in terms of market capitalization at year-end. The benchmark’s two smallest sectors in terms of market capitalization, technology (up 67.7%) and materials and processing (up 58.4%), also played major roles in driving the benchmark’s solid performance.

Fund surpasses its benchmark

The fund outperformed its benchmark by more than ten percentage points on the strength of superior stock selections. Among these were overweight positions in Bermuda-based insurer XL Capital, data storage device maker Brocade Communications and generic drug manufacturer Mylan. A nonbench-mark holding, British mining giant Rio Tinto, also aided returns.

Positive contributions like these were partially offset by several detractors from relative performance. These included an underweight position in Wells Fargo and overweights in financial services provider State Street and medical device maker Boston Scientific.

16	2009 Annual Report ¡ TIAA-CREF Life Funds

LARGE-CAP VALUE FUND

PERFORMANCE AS OF DECEMBER 31, 2009

	Total return	Average annual total return
	1 year	5 years	since inception
Large-Cap Value Fund (inception: 10/28/2002)	31.45%	0.06%	7.18%
Russell 1000 Value Index	19.69	–0.25	5.96

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

$10,000 SINCE OCTOBER 28, 2002 INCEPTION

For the purpose of comparison, the graph also shows the change in the value of the fund’s benchmark during the same period.

TIAA-CREF Life Funds ¡ 2009 Annual Report	17

LARGE-CAP VALUE FUND

EXPENSE EXAMPLE

Six months ended December 31, 2009

Large-Cap Value Fund	Starting fund value (7/1/09)	Ending fund value (12/31/09)	Expenses paid* (7/1/09– 12/31/09)
Actual return	$1,000.00	$1,221.60	$1.34
5% annual hypothetical return	1,000.00	1,024.00	1.22

*	“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average fund value over the six-month period, multiplied by 184/365. There were 184 days in the six-months ended December 31, 2009. The fund’s annualized six-month expense ratio for the period was 0.24%.

For more information about this expense example, please see page 6.

PORTFOLIO COMPOSITION

% of net assets as of 12/31/2009
Financial	22.7
Consumer products & services	19.6
Manufacturing & materials	17.7
Energy	15.3
Technology	12.2
Health care	7.9
Utilities	5.0
Other assets & liabilities, net	–0.4

Total	100.0

HOLDINGS BY COMPANY SIZE

Market capitalization	% of portfolio investments as of 12/31/2009
Over $15 billion	60.26
$4 billion–$15 billion	20.11
Under $4 billion	19.63

Total	100.00

18	2009 Annual Report ¡ TIAA-CREF Life Funds

SMALL-CAP EQUITY FUND

PERFORMANCE IN THE TWELVE MONTHS ENDED DECEMBER 31, 2009

The Small-Cap Equity Fund returned 27.75% for the year, compared with the 27.17% return of its benchmark, the Russell 2000® Index.

Small caps rebound with the market

After falling 33.79% in 2008, small-cap stocks posted an impressive gain in 2009 but nevertheless lagged the broader market, which rose 28.34%, as measured by the Russell 3000® Index.

During the first quarter of 2009, stocks continued to struggle amid uncertain economic conditions. Small-cap issues fell 14.95%, a larger decline than that of the broader market, which dropped 10.80%. During the last three quarters of the year, however, stocks of all capitalization sizes rebounded sharply on signs of a stabilizing global economy and improving corporate profits. Small-cap issues jumped 49.53%, outpacing the 43.89% return of the broader market.

Rally is broad-based

In July 2009, Russell reorganized the sectors of the Russell indexes, reducing the number of sectors from twelve to nine. For the year, eight of the benchmark’s nine industry sectors posted double-digit gains. The strongest performance came from the consumer discretionary and technology sectors, which returned 62.7% and 61.0%, respectively. Together, they made up more than 30% of the benchmark’s total market capitalization at year-end. Robust gains from the materials and processing (up 39.2%) and the health care (up 22.1%) sectors also helped drive the index higher.

The only sector that did not post a gain was financial services, the largest sector in the index; its return was flat for the period.

Stock choices lift the fund

The fund outperformed its benchmark due in large part to several favorable overweight stock selections. These included positions in four technology companies: 3Com, Global Cash Access Holdings, Unisys and Multi-Fineline Electronix.

These positive contributions were partly offset by overweight holdings in Crawford & Company, an insurance services provider; SWS Group, a regional investment brokerage firm; and Vaalco Energy.

The fund continued to use proprietary quantitative models to select small-cap stocks that appeared to be attractively priced.

TIAA-CREF Life Funds ¡ 2009 Annual Report	19

SMALL-CAP EQUITY FUND

PERFORMANCE AS OF DECEMBER 31, 2009

	Total return	Average annual total return
	1 year	5 years	since inception
Small-Cap Equity Fund (inception: 10/28/2002)	27.75%	0.08%	9.13%
Russell 2000®Index	27.17	0.51	9.05

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

$10,000 SINCE OCTOBER 28, 2002 INCEPTION

For the purpose of comparison, the graph also shows the change in the value of the fund’s benchmark during the same period.

20	2009 Annual Report ¡ TIAA-CREF Life Funds

SMALL-CAP EQUITY FUND

EXPENSE EXAMPLE

Six months ended December 31, 2009

Small-Cap Equity Fund	Starting fund value (7/1/09)	Ending fund value (12/31/09)	Expenses paid* (7/1/09– 12/31/09)
Actual return	$1,000.00	$1,245.00	$0.57
5% annual hypothetical return	1,000.00	1,024.70	0.51

*	“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average fund value over the six-month period, multiplied by 184/365. There were 184 days in the six-months ended December 31, 2009. The fund’s annualized six-month expense ratio for the period was 0.10%.

For more information about this expense example, please see page 6.

PORTFOLIO COMPOSITION

% of net assets as of 12/31/2009
Manufacturing & materials	23.2
Consumer products & services	20.4
Financial	18.6
Technology	18.1
Health care	11.7
Energy	4.3
Utilities	3.5
Other assets & liabilities, net	0.2

Total	100.0

HOLDINGS BY COMPANY SIZE

Market capitalization	% of portfolio investments as of 12/31/2009
$4 billion–$15 billion	0.76
Under $4 billion	99.24

Total	100.00

TIAA-CREF Life Funds ¡ 2009 Annual Report	21

STOCK INDEX FUND

PERFORMANCE IN THE TWELVE MONTHS ENDED DECEMBER 31, 2009

The Stock Index Fund returned 28.36% for the year, compared with the 28.34% return of its benchmark, the Russell 3000® Index.

Rebounding market eases long-term losses

After declining 10.80% from January 1 through March 31, 2009, the broad-based Russell 3000 Index surged nearly 44%, ending the twelve months with its largest calendar-year gain since 2003.

The period opened with a sharply contracting U.S. economy, steep monthly job losses and continuing problems in the financial sector. As the year progressed, however, the federal stimulus package plus a number of Federal Reserve initiatives began to have a positive effect. Job losses eased, economic activity picked up and corporate profits were better than expected. With renewed confidence, investors left the safety of U.S. Treasury securities to seek higher returns in stocks, fueling the year’s powerful rally.

For the ten years ended December 31, 2009, the average annual return of the Russell 3000 Index was –0.20%.

Tech stocks fuel the index’s rise

In July 2009, Russell reorganized the sectors of the Russell indexes, reducing the number of sectors from twelve to nine. For the year, all nine sectors of the Russell 3000 Index posted double-digit gains. The index’s advance was driven by the 64.2% surge in technology, its largest sector in terms of market capitalization on December 31, 2009. The consumer discretionary and health care sectors, which together made up more than one-quarter of the index, gained 41.0% and 21.4%, respectively. Financial services, the benchmark’s second-largest sector, rose 17.6%.

Returns of largest stocks vary widely

Although the Russell 3000 Index scored impressive gains for the period, its five largest stocks produced mixed results. Apple rose a stunning 146.9%, as better-than-expected consumer spending boosted iPhone sales, and Microsoft soared 60.5%. In contrast, Johnson & Johnson and Procter & Gamble rose 11.3% and 1.2%, respectively, while Exxon Mobil fell 12.6%.

For the period, the fund slightly outperformed its benchmark, despite the effects of expenses and of some cash holdings for liquidity. The fund had a risk profile similar to that of its benchmark.

22	2009 Annual Report ¡ TIAA-CREF Life Funds

STOCK INDEX FUND

PERFORMANCE AS OF DECEMBER 31, 2009

	Total return	Average annual total return
	1 year	5 years	10 years
Stock Index Fund (inception: 1/4/1999)	28.36%	0.81%	–0.17%
Russell 3000 Index	28.34	0.76	–0.20

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

$10,000 OVER 10 YEARS

For the purpose of comparison, the graph also shows the change in the value of the fund’s benchmark during the same period.

TIAA-CREF Life Funds ¡ 2009 Annual Report	23

STOCK INDEX FUND

EXPENSE EXAMPLE

Six months ended December 31, 2009

Stock Index Fund	Starting fund value (7/1/09)	Ending fund value (12/31/09)	Expenses paid* (7/1/09– 12/31/09)
Actual return	$1,000.00	$1,230.90	$0.34
5% annual hypothetical return	1,000.00	1,024.90	0.31

*	“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average fund value over the six-month period, multiplied by 184/365. There were 184 days in the six-months ended December 31, 2009. The fund’s annualized six-month expense ratio for the period was 0.06%.

For more information about this expense example, please see page 6.

PORTFOLIO COMPOSITION

% of net assets as of 12/31/2009
Consumer products & services	23.3
Technology	20.6
Financial	16.7
Manufacturing & materials	15.5
Energy	9.9
Health care	8.7
Utilities	4.1
Other assets & liabilities, net	1.2

Total	100.0

HOLDINGS BY COMPANY SIZE

Market capitalization	% of portfolio investments as of 12/31/2009
Over $15 billion	62.98
$4 billion–$15 billion	18.90
Under $4 billion	18.12

Total	100.00

24	2009 Annual Report ¡ TIAA-CREF Life Funds

SOCIAL CHOICE EQUITY FUND

PERFORMANCE IN THE TWELVE MONTHS ENDED DECEMBER 31, 2009

The Social Choice Equity Fund returned 32.51% for the year, compared with the 28.34% return of its benchmark, the Russell 3000® Index. The fund screens investments according to social criteria, while the benchmark does not.

Stock exclusions boost returns

Because of its social screens, the fund did not invest in a number of stocks that were included in the Russell 3000 Index. Avoiding these stocks had both positive and negative effects during the period, but the net result was to lift the fund’s return above that of its benchmark.

The fund outpaced its benchmark by more than four percentage points, in part because it benefited from the exclusion of several of the index’s largest stocks, in terms of market capitalization as of December 31, 2009. These included Exxon Mobil (down 12.6%), General Electric (down 1.7%), AT&T (up 4.8%) and Chevron (up 8.1%), all of which considerably underperformed the Russell 3000 Index over the twelve-month period. The avoidance of Wal-Mart, which fell 2.6%, and Citigroup, which tumbled 50.5%, also aided relative results.

In contrast, the exclusion of Apple, which rose 146.9%, was the largest detractor from the fund’s relative performance. Apple rallied on the strength of a series of better-than-expected earnings reports. The absence of JPMorgan Chase; Freeport-McMoRan, a copper and gold producer; and Schlumberger Limited, an oil field service provider, also hindered returns.

Statistical strategies help mitigate risks

Because the fund’s social screens prevent it from investing in some of the stocks within the Russell 3000, the fund’s managers use statistical techniques to help ensure that the risk characteristics of the portfolio resemble those of the index. One such method is to overweight or underweight specific stocks relative to each one’s percentage of capitalization within the benchmark.

The fund’s relative return in 2009 was enhanced by underweight positions in telecommunications firm Qualcomm, Abbott Laboratories and Goldman Sachs. Overweight holdings in American Express and chemical firm Rohm and Haas also helped the fund’s relative performance.

These positive effects were partly offset by some overweight positions, including Procter & Gamble, biotechnology companies Gilead Sciences and Amgen, and Aflac, a health and life insurance provider.

TIAA-CREF Life Funds ¡ 2009 Annual Report	25

SOCIAL CHOICE EQUITY FUND

PERFORMANCE AS OF DECEMBER 31, 2009

	Total return	Average annual total return
	1 year	5 years	since inception
Social Choice Equity Fund (inception: 4/3/2000)	32.51%	1.63%	–0.08%
Russell 3000®Index	28.34	0.76	–0.62

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

$10,000 SINCE APRIL 3, 2000 INCEPTION

For the purpose of comparison, the graph also shows the change in the value of the fund’s benchmark during the same period.

26	2009 Annual Report ¡ TIAA-CREF Life Funds

SOCIAL CHOICE EQUITY FUND

EXPENSE EXAMPLE

Six months ended December 31, 2009

Social Choice Equity Fund	Starting fund value (7/1/09)	Ending fund value (12/31/09)	Expenses paid* (7/1/09– 12/31/09)
Actual return	$1,000.00	$1,253.90	$0.40
5% annual hypothetical return	1,000.00	1,024.85	0.36

*	“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average fund value over the six-month period, multiplied by 184/365. There were 184 days in the six-months ended December 31, 2009. The fund’s annualized six-month expense ratio for the period was 0.07%.

For more information about this expense example, please see page 6.

PORTFOLIO COMPOSITION

% of net assets as of 12/31/2009
Consumer products & services	27.7
Technology	20.0
Manufacturing & materials	14.4
Financial	13.9
Energy	8.5
Health care	8.2
Utilities	6.8
Other assets & liabilities, net	0.5

Total	100.0

HOLDINGS BY COMPANY SIZE

Market capitalization	% of portfolio investments as of 12/31/2009
Over $15 billion	63.25
$4 billion–$15 billion	23.83
Under $4 billion	12.92

Total	100.00

TIAA-CREF Life Funds ¡ 2009 Annual Report	27

REAL ESTATE SECURITIES FUND

PERFORMANCE IN THE TWELVE MONTHS ENDED DECEMBER 31, 2009

The Real Estate Securities Fund returned 25.11% for the year, compared with the 27.99% return of its benchmark, the FTSE NAREIT Equity REITs Index.

REITs rally with the broad market

After falling 37.73% in 2008, the FTSE NAREIT Equity REITs Index staged an impressive rally in 2009 but failed to keep pace with the broad market, which rose 28.34%, as measured by the Russell 3000® Index.

During the first quarter of 2009, the index continued to languish, falling 31.87% as a result of ongoing weakness in the credit markets and steep monthly job losses. During the last three quarters of the year, however, the index stormed back as the positive effects of the federal stimulus package started to take hold, and signs of a stabilizing global economy and better-than-expected corporate profits led to renewed investor confidence in stocks. From March 31 through December 31, the index gained 87.86%—almost double the 45.83% return of the broader market.

REITs continue to underperform broad markets over the long term

During the twelve-month period, the index easily outpaced the 5.93% advance of the U.S. investment-grade, fixed-rate bond market, as measured by the Barclays Capital U.S. Aggregate Bond Index.

For the five years ended December 31, 2009, however, the 0.36% average annual gain of the index lagged both the 0.76% average gain of the Russell 3000 Index and the 4.97% average gain of the Barclays Capital index.

Stock selections trim return

Despite its double-digit absolute gain, the fund lagged its benchmark, in part because of underweight positions in HRPT Properties Trust, a REIT that owns and leases office buildings, and DuPont Fabros Technology, a data center owner. Overweight holdings in Regency Centers, a retail shopping center developer, and Mission West Properties, a manager of research and development properties, also detracted from relative results.

These negative effects were partly offset by overweight positions in SL Green Realty, an office REIT; Simon Property Group, a retail property owner; and Macerich, a shopping mall operator. Underweight holdings in Cedar Shopping Centers and Inland Real Estate, a retail property REIT, also aided the fund’s relative return.

28	2009 Annual Report ¡ TIAA-CREF Life Funds

REAL ESTATE SECURITIES FUND

PERFORMANCE AS OF DECEMBER 31, 2009

	Total return	Average annual total return
	1 year	5 years	since inception
Real Estate Securities Fund (inception: 10/28/2002)	25.11%	–1.42%	8.79%
FTSE NAREIT Equity REITs Index (new)*	27.99	0.36	9.63
Dow Jones Wilshire Real Estate Securities Index (old)†	29.01	–0.24	9.70

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

*	Please note that effective April 1, 2009, the Real Estate Securities Fund’s benchmark changed to the FTSE NAREIT Equity REITs Index. This change was made in order to be more representative of the marketplace.
†	This was the fund’s benchmark through March 31, 2009.

$10,000 SINCE OCTOBER 28, 2002 INCEPTION

For the purpose of comparison, the graph also shows the change in the value of the fund’s benchmark during the same period. As of December 31, 2009, the value of the Dow Jones Wilshire Real Estate Securities Index (old) would have been $19,432.

TIAA-CREF Life Funds ¡ 2009 Annual Report	29

REAL ESTATE SECURITIES FUND

EXPENSE EXAMPLE

Six months ended December 31, 2009

Real Estate Securities Fund	Starting fund value (7/1/09)	Ending fund value (12/31/09)	Expenses paid* (7/1/09– 12/31/09)
Actual return	$1,000.00	$1,445.50	$1.54
5% annual hypothetical return	1,000.00	1,023.95	1.28

*	“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average fund value over the six-month period, multiplied by 184/365. There were 184 days in the six-months ended December 31, 2009. The fund’s annualized six-month expense ratio for the period was 0.25%.

For more information about this expense example, please see page 6.

PORTFOLIO COMPOSITION

% of net assets as of 12/31/2009
Specialized	27.4
Retail	26.2
Residential	16.2
Office	13.6
Diversified	7.6
Industrial	4.4
Office electronics	2.0
Futures	0.5
Paper & forest products	0.4
Mortgage	0.1
Other assets & liabilities, net	1.6

Total	100.0

HOLDINGS BY COMPANY SIZE

Market capitalization	% of portfolio investments as of 12/31/2009
Over $15 billion	10.75
$4 billion–$15 billion	46.57
Under $4 billion	42.68

Total	100.00

30	2009 Annual Report ¡ TIAA-CREF Life Funds

BOND FUND

PERFORMANCE IN THE TWELVE MONTHS ENDED DECEMBER 31, 2009

The Bond Fund returned 7.40% for the year, compared with the 5.93% return of its benchmark, the Barclays Capital U.S. Aggregate Bond Index.

Bonds rally as the economy improves

The period opened with a sharply contracting U.S. economy, steep monthly job losses and continuing problems in the financial sector. In response, the Federal Reserve kept its target federal funds rate (the interest rate U.S. commercial banks charge one another for overnight loans) near 0% throughout the period. As the year progressed, low interest rates, other Fed initiatives and a massive federal stimulus package began to have a positive effect. Job losses eased, the nation’s gross domestic product turned positive in the third quarter and stability returned to the financial sector.

The Barclays Capital U.S. Aggregate Bond Index, which measures the broad domestic investment-grade, fixed-rate bond market, returned 1.90% for the first half of 2009, when investor worries about the increased issuance of U.S. Treasury securities to fund the government’s recovery efforts depressed their prices. As the economy improved, the index gained 3.95% in the year’s second half.

Corporate bonds shine

As investors’ appetite for risk increased, the returns of corporate bonds rose; they returned 18.7% in 2009. The riskier asset-backed and commercial mortgage-backed sectors posted returns of 24.7% and 28.5%, respectively. Conversely, agency securities returned just 2.0%, while U.S. Treasuries lost 3.6% for the year. During the period, the yield on 2-year Treasury notes rose from 0.76% at year-end 2008 to 1.14% on December 31, 2009. The yield on 10-year Treasury notes soared from 2.25% to 3.85%.

The fund tops its benchmark

The fund outperformed the Barclays Capital index for the year primarily because of advantageous sector weightings, relative to the index. Underweight positions in U.S. Treasury securities and overweight holdings in agency securities contributed to the fund’s outperformance. Overweight investments in corporate securities, particularly in the well-performing banking and insurance sectors, also aided returns, as did an overweight position in asset-backed securities and a small holding in out-of-benchmark, higher-yielding debt securities. However, an underweight in commercial mortgage-backed securities reduced returns.

TIAA-CREF Life Funds ¡ 2009 Annual Report	31

BOND FUND

PERFORMANCE AS OF DECEMBER 31, 2009

	Total return	Average annual total return
	1 year	5 years	since inception
Bond Fund (inception: 7/8/2003)	7.40%	4.09%	3.91%
Barclays Capital U.S. Aggregate Bond Index	5.93	4.97	4.62

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

$10,000 SINCE JULY 8, 2003 INCEPTION

For the purpose of comparison, the graph also shows the change in the value of the fund’s benchmark during the same period.

32	2009 Annual Report ¡ TIAA-CREF Life Funds

BOND FUND

EXPENSE EXAMPLE

Six months ended December 31, 2009

Bond Fund	Starting fund value (7/1/09)	Ending fund value (12/31/09)	Expenses paid* (7/1/09– 12/31/09)
Actual return	$1,000.00	$1,048.90	$0.52
5% annual hypothetical return	1,000.00	1,024.70	0.51

*	“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average fund value over the six-month period, multiplied by 184/365. There were 184 days in the six-months ended December 31, 2009. The fund’s annualized six-month expense ratio for the period was 0.10%.

For more information about this expense example, please see page 6.

PORTFOLIO COMPOSITION

% of net assets as of 12/31/2009
Mortgage-backed securities & commercial mortgage-backed securities‡	35.3
Corporate bonds	22.4
U.S. Treasury securities	18.1
Foreign government & corporate bonds denominated in U.S. dollars	10.7
U.S. agency securities	6.0
Asset-backed securities	3.0
Other assets & liabilities, net	4.5

Total	100.0

‡	Includes mortgage pass-through securities and collateralized mortgage obligations

TIAA-CREF Life Funds ¡ 2009 Annual Report	33

MONEY MARKET FUND

PERFORMANCE IN THE TWELVE MONTHS ENDED DECEMBER 31, 2009

The Money Market Fund returned 0.54% for the year, compared with the 0.17% return of the iMoneyNet Money Fund Report Averages™—All Taxable, a simple average of over 1,000 taxable money market funds. The iMoneyNet average is not an index, and its return reflects the deduction of expenses charged by the funds included in the average.

The credit market revives after a rocky start

The year began with soaring job losses, depressed home values, tepid consumer spending and turmoil within the financial sector that nearly froze the flow of credit. Against this backdrop, gross domestic product (GDP) retreated in the first two quarters of 2009.

In response, the Federal Reserve kept its target for the federal funds rate—the interest rate U.S. commercial banks charge one another for overnight loans—near 0% throughout the twelve-month period. At the same time, the Fed made short-term loans to banks and guaranteed the purchase of hard-to-sell securities. Meanwhile, federal stimulus legislation pumped money into communities around the country. By mid-year, credit conditions had eased and the rate of job loss had declined. GDP finally turned positive in the third quarter.

LIBOR falls sharply during the year

LIBOR began the period at elevated levels but steadily declined as credit conditions improved. (LIBOR, an indication of the interest rates that banks expect to pay to other banks for loans on the London market, is the most widely used benchmark for short-term rates.) Although lending activity remained sluggish, businesses were nevertheless able to borrow cash at a smaller premium. For the year, the three-month LIBOR dropped from 1.43% to 0.25%; the twelve-month LIBOR fell from 2.00% to 0.98%.

The fund benefits by being flexible

In 2009, the fund produced a higher return than that of the average iMoneyNet fund. Early in the year, the fund purchased longer-term, floating-rate securities issued by U.S. government agencies to benefit from higher yields. As rates fell and to mitigate credit risk, the fund purchased high-quality corporate and bank debt with relatively short maturities. Later in the year, with these securities in limited supply, the fund invested in U.S. Treasuries and agency debt for relative value and liquidity. On December 29, 2009, the fund’s weighted average maturity was 67 days, versus 47 days for the average iMoneyNet fund.

34	2009 Annual Report ¡ TIAA-CREF Life Funds

MONEY MARKET FUND

NET ANNUALIZED YIELD FOR THE 7 DAYS ENDED DECEMBER 29, 2009*

	Current yield	Effective yield
Money Market Fund	0.21%	0.21%
iMoneyNet Money Fund Report Averages—All Taxable†	0.03	0.03

The current yield more closely reflects current earnings than does the total return.

*	iMoneyNet reports its 7-day yields as of Tuesday of each week.

PERFORMANCE AS OF DECEMBER 31, 2009

	Total return	Average annual total return
	1 year	5 years	since inception
Money Market Fund (inception: 7/8/2003)	0.54%	3.40%	2.90%
iMoneyNet Money Fund Report Averages— All Taxable†	0.17	2.80	2.34	‡

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

An investment in the fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund will attempt to maintain a stable net asset value of $1.00 per share, it is possible to lose money by investing in the fund.

†	The iMoneyNet Money Fund Report Averages—All Taxable category is a simple average of over 1,000 taxable money market funds. You cannot invest in it directly.
‡	The performance above is computed from August 2003 because the iMoneyNet return is calculated only on a monthly basis.

TIAA-CREF Life Funds ¡ 2009 Annual Report	35

MONEY MARKET FUND

EXPENSE EXAMPLE

Six months ended December 31, 2009

Money Market Fund	Starting fund value (7/1/09)	Ending fund value (12/31/09)	Expenses paid* (7/1/09– 12/31/09)
Actual return	$1,000.00	$1,001.60	$0.40
5% annual hypothetical return	1,000.00	1,024.80	0.41

*	“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average fund value over the six-month period, multiplied by 184/365. There were 184 days in the six-months ended December 31, 2009. The fund’s annualized six-month expense ratio for the period was 0.08%.

For more information about this expense example, please see page 6.

PORTFOLIO COMPOSITION

% of net assets as of 12/31/2009
Agencies	45.4
Commercial paper	44.8
Certificates of deposit	6.6
Bankers acceptance	3.6
Other assets & liabilities, net	–0.4

Total	100.0

36	2009 Annual Report ¡ TIAA-CREF Life Funds

SUMMARY PORTFOLIO OF INVESTMENTS

GROWTH EQUITY FUND  ■  DECEMBER 31, 2009

Shares		Company	Value	% of net assets

COMMON STOCKS
AMUSEMENT AND RECREATION SERVICES
17,427		Walt Disney Co	$562,020	1.55%
		Other	233,697	0.65

			795,717	2.20

APPAREL AND ACCESSORY STORES
13,258	*	Kohl’s Corp	715,004	1.97
10,885		Nordstrom, Inc	409,058	1.13

			1,124,062	3.10

BUILDING MATERIALS AND GARDEN SUPPLIES
29,976		Lowe’s Cos, Inc	701,139	1.94

BUSINESS SERVICES
14,196	*	Adobe Systems, Inc	522,129	1.44
5,738	*	Alliance Data Systems Corp	370,617	1.02
3,055	*	Google, Inc (Class A)	1,894,040	5.24
29,869	*	Intuit, Inc	917,277	2.53
4,449		Mastercard, Inc (Class A)	1,138,855	3.14
40,774		Microsoft Corp	1,243,199	3.44
15,893		Omnicom Group, Inc	622,211	1.72
5,524	*	Salesforce.com, Inc	407,505	1.12
8,671		Visa, Inc (Class A)	758,366	2.09
		Other	292,261	0.81

			8,166,460	22.55

CHEMICALS AND ALLIED PRODUCTS
16,730	*	Celgene Corp	931,526	2.57
10,512	*	Gilead Sciences, Inc	454,959	1.26
11,730		Monsanto Co	958,928	2.64
16,761		Novartis AG. (ADR)	912,301	2.52
4,949		Praxair, Inc	397,454	1.10
16,492		Teva Pharmaceutical Industries Ltd (ADR)	926,521	2.56
		Other	673,143	1.85

			5,254,832	14.50

COMMUNICATIONS
26,242		CBS Corp (Class B)	368,700	1.02

DEPOSITORY INSTITUTIONS
32,920		Western Union Co	620,542	1.71
		Other	260,750	0.72

			881,292	2.43

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
11,568		Analog Devices, Inc	365,317	1.01
7,823	*	Apple Computer, Inc	1,649,558	4.55
42,779	*	Cisco Systems, Inc	1,024,129	2.83
18,427		Intel Corp	375,911	1.04
38,898	*	Marvell Technology Group Ltd	807,134	2.23
22,179	*	NetApp, Inc	762,736	2.11
25,107		Qualcomm, Inc	1,161,450	3.20

See notes to financial statements	TIAA-CREF Life Funds ■ 2009 Annual Report	37

SUMMARY PORTFOLIO OF INVESTMENTS	continued

GROWTH EQUITY FUND  ■  DECEMBER 31, 2009

Shares		Company	Value	% of net assets

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT — continued
		Other	$410,328	1.13%

			6,556,563	18.10

FABRICATED METAL PRODUCTS
7,024		Illinois Tool Works, Inc	337,082	0.93

FOOD AND KINDRED PRODUCTS
12,342		Coca-Cola Co	703,494	1.94
7,790		PepsiCo, Inc	473,632	1.31
		Other	276,271	0.76

			1,453,397	4.01

FURNITURE AND HOME FURNISHINGS STORES
9,040	*	Bed Bath & Beyond, Inc	349,215	0.96

HEALTH SERVICES			255,287	0.70

HOTELS AND OTHER LODGING PLACES
11,139		Starwood Hotels & Resorts Worldwide, Inc	407,353	1.12

INDUSTRIAL MACHINERY AND EQUIPMENT			256,320	0.71

INSTRUMENTS AND RELATED PRODUCTS
10,559	*	Agilent Technologies, Inc	328,068	0.91
2,384		Alcon, Inc	391,810	1.08
5,193		Danaher Corp	390,514	1.08
6,494		Rockwell Collins, Inc	359,508	0.99
6,599		Roper Industries, Inc	345,590	0.95

			1,815,490	5.01

INSURANCE CARRIERS
7,837		Aflac, Inc	362,461	1.00

METAL MINING
12,662		Vale SA (ADR)	367,578	1.01

MISCELLANEOUS RETAIL
7,826	*	Amazon.com, Inc	1,052,754	2.91
1,740	*	Priceline.com, Inc	380,190	1.05

			1,432,944	3.96

MOTION PICTURES			273,974	0.76

OIL AND GAS EXTRACTION
6,172		Anadarko Petroleum Corp	385,256	1.06
15,610		National Oilwell Varco, Inc	688,245	1.90
8,641		Occidental Petroleum Corp	702,945	1.95
		Other	178,298	0.49

			1,954,744	5.40

PRIMARY METAL INDUSTRIES
3,427		Precision Castparts Corp	378,169	1.04

SECURITY AND COMMODITY BROKERS
18,878		Charles Schwab Corp	355,284	0.98
5,408		Goldman Sachs Group, Inc	913,087	2.52

			1,268,371	3.50

38	2009 Annual Report ■ TIAA-CREF Life Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS	concluded

GROWTH EQUITY FUND  ■  DECEMBER 31, 2009

Shares	Company		Value	% of net assets

TRANSPORTATION BY AIR			$264,453	0.73%

TRANSPORTATION EQUIPMENT
13,788	Boeing Co		746,344	2.06
5,448	United Technologies Corp		378,146	1.04

			1,124,490	3.10

	TOTAL COMMON STOCKS	(Cost $32,243,697)	36,150,093	99.78

	TOTAL PORTFOLIO	(Cost $32,243,697)	36,150,093	99.78
	OTHER ASSETS & LIABILITIES, NET		79,955	0.22

	NET ASSETS		$36,230,048	100.00%

The following abbreviation is used in portfolio description:

ADR    American Depositary Receipt

*	Non-income producing

For ease of presentation, a number of industry classification categories have been grouped together in the Summary Portfolio of Investments. Note that the funds use more specific industry categories in following their investment limitations in industry concentrations.

See notes to financial statements	TIAA-CREF Life Funds ■ 2009 Annual Report	39

SUMMARY PORTFOLIO OF INVESTMENTS

GROWTH & INCOME FUND  ■  DECEMBER 31, 2009

Shares		Company	Value	% of net assets

COMMON STOCKS
AMUSEMENT AND RECREATION SERVICES
16,052		Walt Disney Co	$517,676	0.79%
		Other	195,959	0.30

			713,635	1.09

APPAREL AND ACCESSORY STORES			474,528	0.72

APPAREL AND OTHER TEXTILE PRODUCTS			481,926	0.73

BUILDING MATERIALS AND GARDEN SUPPLIES
18,609		Home Depot, Inc	538,358	0.82

BUSINESS SERVICES
1,987	*	Google, Inc (Class A)	1,231,900	1.87
57,019		Microsoft Corp	1,738,509	2.65
26,356		Oracle Corp	646,776	0.98
6,110		Visa, Inc (Class A)	534,381	0.81
		Other	1,805,978	2.76

			5,957,544	9.07

CHEMICALS AND ALLIED PRODUCTS
20,945		Bristol-Myers Squibb Co	528,861	0.80
20,363		Dow Chemical Co	562,630	0.86
12,373	*	Gilead Sciences, Inc	535,503	0.81
15,693		Johnson & Johnson	1,010,786	1.54
8,471		Novartis AG. (ADR)	461,077	0.70
57,171		Pfizer, Inc	1,039,940	1.58
18,007		Procter & Gamble Co	1,091,765	1.66
		Other	3,939,413	5.99

			9,169,975	13.94

COMMUNICATIONS
28,427		AT&T, Inc	796,809	1.21
27,337		Verizon Communications, Inc	905,675	1.38
		Other	697,218	1.06

			2,399,702	3.65

DEPOSITORY INSTITUTIONS
83,296		Bank of America Corp	1,254,438	1.91
209,016		Citigroup, Inc	691,843	1.05
33,085		JPMorgan Chase & Co	1,378,651	2.10
24,741		US Bancorp	556,920	0.85
37,001		Wells Fargo & Co	998,657	1.52
		Other	481,049	0.73

			5,361,558	8.16

EATING AND DRINKING PLACES			367,022	0.56

ELECTRIC, GAS, AND SANITARY SERVICES
11,220		PG&E Corp	500,972	0.77
		Other	1,296,749	1.97

			1,797,721	2.74

40	2009 Annual Report ■ TIAA-CREF Life Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS	continued

GROWTH & INCOME FUND  ■   DECEMBER 31, 2009

Shares		Company	Value	% of net assets

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
7,137	*	Apple Computer, Inc	$1,504,908	2.28%
46,840	*	Cisco Systems, Inc	1,121,350	1.71
56,906		General Electric Co	860,988	1.31
37,076		Intel Corp	756,350	1.15
15,213		Qualcomm, Inc	703,753	1.07
		Other	1,754,359	2.67

			6,701,708	10.19

ENGINEERING AND MANAGEMENT SERVICES			311,448	0.47

FABRICATED METAL PRODUCTS			193,420	0.29

FOOD AND KINDRED PRODUCTS
12,169		Coca-Cola Co	693,632	1.06
6,506		General Mills, Inc	460,690	0.70
9,189		PepsiCo, Inc	558,691	0.85
		Other	1,225,037	1.86

			2,938,050	4.47

FURNITURE AND HOME FURNISHINGS STORES			191,026	0.29

GENERAL MERCHANDISE STORES
14,861		Wal-Mart Stores, Inc	794,321	1.21
		Other	602,417	0.92

			1,396,738	2.13

HEALTH SERVICES
7,707		McKesson Corp	481,688	0.73
10,948	*	Medco Health Solutions, Inc	699,686	1.07

			1,181,374	1.80

HOLDING AND OTHER INVESTMENT OFFICES			180,879	0.28

INDUSTRIAL MACHINERY AND EQUIPMENT
18,683		Hewlett-Packard Co	962,362	1.46
7,538		International Business Machines Corp	986,725	1.51
		Other	2,526,213	3.84

			4,475,300	6.81

INSTRUMENTS AND RELATED PRODUCTS
10,692		Baxter International, Inc	627,406	0.96
57,956	*	Boston Scientific Corp	521,604	0.79
		Other	477,562	0.73

			1,626,572	2.48

INSURANCE CARRIERS
14,402		Cigna Corp	507,959	0.77
12,205		Prudential Financial, Inc	607,321	0.92
		Other	859,271	1.31

			1,974,551	3.00

LEGAL SERVICES			170,342	0.26

METAL MINING			758,010	1.15

See notes to financial statements	TIAA-CREF Life Funds ■ 2009 Annual Report	41

SUMMARY PORTFOLIO OF INVESTMENTS	continued

GROWTH & INCOME FUND  ■   DECEMBER 31, 2009

Shares		Company	Value	% of net assets

MISCELLANEOUS MANUFACTURING INDUSTRIES			$423,372	0.64%

MISCELLANEOUS RETAIL
3,815	*	Amazon.com, Inc	513,194	0.78
		Other	32,715	0.05

			545,909	0.83

MOTION PICTURES			1,502,418	2.29

NONDEPOSITORY INSTITUTIONS			290,728	0.44

OIL AND GAS EXTRACTION
10,840		Anadarko Petroleum Corp	676,633	1.03
28,446		Halliburton Co	855,941	1.30
5,648		Occidental Petroleum Corp	459,465	0.70
		Other	1,719,132	2.62

			3,711,171	5.65

PAPER AND ALLIED PRODUCTS			404,431	0.62

PETROLEUM AND COAL PRODUCTS
13,291		Chevron Corp	1,023,274	1.56
32,371		Exxon Mobil Corp	2,207,379	3.36
		Other	336,303	0.51

			3,566,956	5.43

PRIMARY METAL INDUSTRIES			306,442	0.47

RAILROAD TRANSPORTATION
9,171		Union Pacific Corp	586,027	0.89

SECURITY AND COMMODITY BROKERS
5,688		Goldman Sachs Group, Inc	960,362	1.46
		Other	131,261	0.20

			1,091,623	1.66

STONE, CLAY, AND GLASS PRODUCTS			369,501	0.56

TOBACCO PRODUCTS
12,200		Philip Morris International, Inc	587,918	0.89

TRANSPORTATION BY AIR
6,036		FedEx Corp	503,705	0.77
		Other	145,725	0.22

			649,430	0.99

TRANSPORTATION EQUIPMENT
8,038		Goodrich Corp	516,442	0.79
7,884		United Technologies Corp	547,228	0.83
		Other	521,864	0.79

			1,585,534	2.41

TRUCKING AND WAREHOUSING			260,288	0.40

42	2009 Annual Report ■ TIAA-CREF Life Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS	concluded

GROWTH & INCOME FUND  ■   DECEMBER 31, 2009

Shares	Company		Value	% of net assets

WHOLESALE TRADE-NONDURABLE GOODS			$130,627	0.20%

	TOTAL COMMON STOCKS	(Cost $61,415,823)	65,373,762	99.47

	TOTAL PORTFOLIO	(Cost $61,415,823)	65,373,762	99.47

	OTHER ASSETS & LIABILITIES, NET		345,304	0.53

	NET ASSETS		$65,719,066	100.00%

The following abbreviation is used in portfolio description:

ADR    American Depositary Receipt

*	Non-income producing

For ease of presentation, a number of industry classification categories have been grouped together in the Summary Portfolio of Investments. Note that the funds use more specific industry categories in following their investment limitations in industry concentrations.

See notes to financial statements	TIAA-CREF Life Funds ■ 2009 Annual Report	43

SUMMARY PORTFOLIO OF INVESTMENTS

INTERNATIONAL EQUITY FUND  ■  DECEMBER 31, 2009

Shares		Company	Value	% of net assets

COMMON STOCKS
BUSINESS SERVICES
77,909		Adecco S.A.	$4,297,848	4.57%
36,794	*	Autonomy Corp plc	893,522	0.95
		Other	75,844	0.08

			5,267,214	5.60

CHEMICALS AND ALLIED PRODUCTS
75,358		Henkel KGaA (Preference)	3,957,280	4.21
89,014		Lanxess AG.	3,365,068	3.58
33,446		Novartis AG.	1,826,460	1.94
40,891		Reckitt Benckiser Group plc	2,213,436	2.35
10,600		Shin-Etsu Chemical Co Ltd	598,458	0.64
15,246		Syngenta AG.	4,305,587	4.58
		Other	891,433	0.95

			17,157,722	18.25

COMMUNICATIONS			417,265	0.44

DEPOSITORY INSTITUTIONS
45,286		HDFC Bank Ltd	1,650,105	1.76
113,637		HSBC Holdings plc	1,296,411	1.38
182,500		Mitsubishi UFJ Financial Group, Inc	898,955	0.96
15,800		Sumitomo Mitsui Financial Group, Inc	453,387	0.48
105,057	*	UBS A.G. (Switzerland)	1,635,970	1.74
		Other	521,025	0.55

			6,455,853	6.87

EDUCATIONAL SERVICES			4,181	0.00	**

ELECTRIC, GAS, AND SANITARY SERVICES
328,706		Energias de Portugal S.A.	1,463,424	1.56
51,737		Fortum Oyj	1,403,598	1.49
		Other	1,185,780	1.26

			4,052,802	4.31

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
484,150		Hon Hai Precision Industry Co, Ltd	2,264,202	2.41
63,000		Mitsubishi Electric Corp	468,005	0.50
38,385		Nokia Oyj	496,318	0.53
294,750		Powertech Technology, Inc	998,536	1.06
198,501		Smiths Group plc	3,235,949	3.44
		Other	411,291	0.44

			7,874,301	8.38

ENGINEERING AND MANAGEMENT SERVICES
15,975		Tecan Group AG.	1,200,012	1.28

FOOD AND KINDRED PRODUCTS
43,907		InBev NV	2,272,939	2.41
		Other	380,903	0.41

			2,653,842	2.82

44	2009 Annual Report ■ TIAA-CREF Life Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS	continued

INTERNATIONAL EQUITY FUND  ■   DECEMBER 31, 2009

Shares	Company	Value	% of net assets

GENERAL MERCHANDISE STORES
1,808	Shinsegae Co Ltd	$835,094	0.89%

HEAVY CONSTRUCTION, EXCEPT BUILDING
26,247	Saipem S.p.A.	905,796	0.96

HOLDING AND OTHER INVESTMENT OFFICES
135,965	iShares MSCI Japan Index Fund	1,324,300	1.41
53,060	Westfield Group	593,844	0.63
	Other	517,744	0.55

		2,435,888	2.59

INDUSTRIAL MACHINERY AND EQUIPMENT
2,444,000	Lenovo Group Ltd	1,514,601	1.61
37,374	Rheinmetall AG.	2,372,833	2.53
	Other	951,359	1.01

		4,838,793	5.15

INSTRUMENTS AND RELATED PRODUCTS
15,270	Phonak Holding AG.	1,849,961	1.96
	Other	72,324	0.08

		1,922,285	2.04

INSURANCE AGENTS, BROKERS AND SERVICE		46,392	0.05

INSURANCE CARRIERS		186,872	0.20

METAL MINING
35,926	Anglo American plc	1,555,869	1.66
6,347	Rio Tinto Ltd	423,693	0.45
11,377	Rio Tinto plc	614,322	0.65
	Other	87,822	0.09

		2,681,706	2.85

MISCELLANEOUS RETAIL		208,268	0.22

NONDEPOSITORY INSTITUTIONS
6,591	ORIX Corp	448,743	0.48

OIL AND GAS EXTRACTION
95,694	BG Group plc	1,727,879	1.84
799,000	CNOOC Ltd	1,244,795	1.32
104,366	Tullow Oil plc	2,189,645	2.33
	Other	128,539	0.14

		5,290,858	5.63

PAPER AND ALLIED PRODUCTS
1,246,600	Nine Dragons Paper Holdings Ltd	1,988,412	2.11
	Other	23,775	0.03

		2,012,187	2.14

PETROLEUM AND COAL PRODUCTS
85,209	BP plc	822,793	0.87
	Other	158,679	0.17

		981,472	1.04

PRIMARY METAL INDUSTRIES		171,432	0.18

See notes to financial statements	TIAA-CREF Life Funds ■ 2009 Annual Report	45

SUMMARY PORTFOLIO OF INVESTMENTS	concluded

INTERNATIONAL EQUITY FUND  ■   DECEMBER 31, 2009

Shares		Company		Value	% of net assets

RAILROAD TRANSPORTATION
6,800		East Japan Railway Co		$430,309	0.46%
		Other		308,215	0.33

				738,524	0.79

REAL ESTATE				141,411	0.15

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS
53,449		Bayer AG.		4,277,180	4.55
151,669		SSL International plc		1,915,770	2.04
		Other		104,825	0.11

				6,297,775	6.70

SECURITY AND COMMODITY BROKERS
46,065		Credit Suisse Group		2,282,121	2.43
41,327		Deutsche Boerse AG.		3,422,275	3.64
		Other		126,423	0.13

				5,830,819	6.20

TEXTILE MILL PRODUCTS
431,000		Teijin Ltd		1,392,508	1.48

TRANSPORTATION BY AIR
606,638	*	British Airways plc		1,824,551	1.94

TRANSPORTATION EQUIPMENT
15,500	*	Honda Motor Co Ltd		525,894	0.56
14,020		Toyota Motor Corp		591,096	0.63
		Other		149,196	0.16

				1,266,186	1.35

WATER TRANSPORTATION				52,827	0.06

WHOLESALE TRADE-DURABLE GOODS
145,456		Assa Abloy AB (Class B)		2,802,209	2.98
506,000		Li & Fung Ltd		2,092,024	2.23
100,662		ThyssenKrupp AG.		3,784,112	4.02
		Other		562,673	0.60

				9,241,018	9.83

WHOLESALE TRADE-NONDURABLE GOODS				46,361	0.05

		TOTAL COMMON STOCKS	(Cost $90,011,286)	94,880,958	100.92

		TOTAL PORTFOLIO	(Cost $90,011,286)	94,880,958	100.92
		OTHER ASSETS & LIABILITIES, NET		(865,726)	(0.92)

		NET ASSETS		$94,015,232	100.00%

The following abbreviation is used in portfolio descriptions:

plc    Public Limited Company

*	Non-income producing
**	Percentage represents less than 0.01%.

For ease of presentation, a number of industry classification categories have been grouped together in the Summary Portfolio of Investments. Note that the funds use more specific industry categories in following their investment limitations in industry concentrations.

46	2009 Annual Report ■ TIAA-CREF Life Funds	See notes to financial statements

SUMMARY OF MARKET VALUES BY COUNTRY

INTERNATIONAL EQUITY FUND  ■  DECEMBER 31, 2009

Country	Value	% of total portfolio
DOMESTIC
UNITED STATES	$1,609,429	1.70%

TOTAL DOMESTIC	1,609,429	1.70

FOREIGN
AUSTRALIA	1,106,704	1.17
BELGIUM	2,272,939	2.40
CHINA	4,747,808	5.00
FINLAND	1,899,916	2.00
FRANCE	91,341	0.10
GERMANY	21,178,748	22.32
HONG KONG	2,092,024	2.20
INDIA	1,650,105	1.74
INDONESIA	390,855	0.41
ITALY	905,796	0.95
JAPAN	12,612,890	13.29
KOREA, REPUBLIC OF	835,094	0.88
NETHERLANDS	143,071	0.15
PORTUGAL	1,463,424	1.54
SWEDEN	2,864,303	3.02
SWITZERLAND	17,397,959	18.34
TAIWAN	3,262,738	3.44
UNITED KINGDOM	18,355,814	19.35

TOTAL FOREIGN	93,271,529	98.30

TOTAL PORTFOLIO	$94,880,958	100.00%

See notes to financial statements	TIAA-CREF Life Funds ■ 2009 Annual Report	47

SUMMARY PORTFOLIO OF INVESTMENTS

LARGE-CAP VALUE FUND  ■  DECEMBER 31, 2009

Shares		Company	Value	% of net assets

COMMON STOCKS
AMUSEMENT AND RECREATION SERVICES
12,124		Walt Disney Co	$390,999	0.72%
		Other	353,149	0.65

			744,148	1.37

APPAREL AND ACCESSORY STORES			287,707	0.53

APPAREL AND OTHER TEXTILE PRODUCTS			1,081	0.00	**

BUILDING MATERIALS AND GARDEN SUPPLIES
27,676		Lowe’s Cos, Inc	647,342	1.19

BUSINESS SERVICES
25,848	*	eBay, Inc	608,461	1.11
		Other	655,609	1.21

			1,264,070	2.32

CHEMICALS AND ALLIED PRODUCTS
6,299		Johnson & Johnson	405,719	0.75
18,598		Merck & Co, Inc	679,571	1.25
79,913		Pfizer, Inc	1,453,616	2.66
9,190		Procter & Gamble Co	557,190	1.02
9,359		Teva Pharmaceutical Industries Ltd (ADR)	525,789	0.97
8,830		UCB S.A.	368,561	0.68
		Other	2,188,176	4.02

			6,178,622	11.35

COMMUNICATIONS
46,323		AT&T, Inc	1,298,433	2.38
27,312		Comcast Corp (Class A)	460,480	0.85
32,021		Verizon Communications, Inc	1,060,855	1.95
		Other	1,019,261	1.87

			3,839,029	7.05

DEPOSITORY INSTITUTIONS
80,491		Bank of America Corp	1,212,195	2.23
355,256		Citigroup, Inc	1,175,897	2.16
125,805		Huntington Bancshares, Inc	459,188	0.84
27,498		JPMorgan Chase & Co	1,145,842	2.10
13,797		State Street Corp	600,721	1.10
26,652		TCF Financial Corp	363,000	0.67
24,118		US Bancorp	542,896	1.00
46,293		Wells Fargo & Co	1,249,449	2.29
		Other	540,822	0.99

			7,290,010	13.38

EATING AND DRINKING PLACES			451,935	0.83

ELECTRIC, GAS, AND SANITARY SERVICES
9,135		Exelon Corp	446,428	0.82
		Other	2,404,992	4.42

			2,851,420	5.24

48	2009 Annual Report ■ TIAA-CREF Life Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS	continued

LARGE-CAP VALUE FUND  ■  DECEMBER 31, 2009

Shares		Company	Value	% of net assets

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
103,882		General Electric Co	$1,571,736	2.89%
24,191		Intel Corp	493,496	0.90
8,570		Qualcomm, Inc	396,448	0.73
		Other	1,143,233	2.10

			3,604,913	6.62

ENGINEERING AND MANAGEMENT SERVICES			178,432	0.33

FABRICATED METAL PRODUCTS			290,151	0.53

FOOD AND KINDRED PRODUCTS
6,873		General Mills, Inc	486,676	0.89
17,522		Kraft Foods, Inc (Class A)	476,248	0.88
10,900		Unilever plc (ADR)	347,710	0.64
		Other	827,364	1.52

			2,137,998	3.93

FOOD STORES			32,602	0.06

FORESTRY
15,892		Weyerhaeuser Co	685,581	1.26
		Other	142,206	0.26

			827,787	1.52

FURNITURE AND FIXTURES			90,273	0.17

GENERAL BUILDING CONTRACTORS			75,510	0.14

GENERAL MERCHANDISE STORES
11,841		Target Corp	572,749	1.05

HOLDING AND OTHER INVESTMENT OFFICES			730,155	1.34

HOTELS AND OTHER LODGING PLACES			349,176	0.64

INDUSTRIAL MACHINERY AND EQUIPMENT
18,482	*	AGCO Corp	597,708	1.10
7,528		Hewlett-Packard Co	387,767	0.71
6,244		Northrop Grumman Corp	348,727	0.64
		Other	1,209,994	2.22

			2,544,196	4.67

INSTRUMENTS AND RELATED PRODUCTS
78,926	*	Boston Scientific Corp	710,334	1.30
6,039		Danaher Corp	454,133	0.83
		Other	264,231	0.49

			1,428,698	2.62

INSURANCE CARRIERS
7,720		Prudential Financial, Inc	384,147	0.70
7,389		Travelers Cos, Inc	368,416	0.68
		Other	1,806,350	3.32

			2,558,913	4.70

METAL MINING			299,429	0.55

MISCELLANEOUS MANUFACTURING INDUSTRIES			120,129	0.22

See notes to financial statements	TIAA-CREF Life Funds ■ 2009 Annual Report	49

SUMMARY PORTFOLIO OF INVESTMENTS	continued

LARGE-CAP VALUE FUND  ■  DECEMBER 31, 2009

Shares		Company		Value	% of net assets

MISCELLANEOUS RETAIL				$247,487	0.45%

MOTION PICTURES
11,902		Time Warner, Inc		346,824	0.63
		Other		237,563	0.44

				584,387	1.07

NONDEPOSITORY INSTITUTIONS				453,232	0.83

OIL AND GAS EXTRACTION
3,599		Apache Corp		371,309	0.68
3,997		EOG Resources, Inc		388,908	0.71
8,436		Occidental Petroleum Corp		686,268	1.27
14,853		Smith International, Inc		403,555	0.74
		Other		2,644,592	4.86

				4,494,632	8.26

PAPER AND ALLIED PRODUCTS				260,699	0.48

PETROLEUM AND COAL PRODUCTS
16,591		Chevron Corp		1,277,341	2.35
25,035		Exxon Mobil Corp		1,707,137	3.13
12,621		Marathon Oil Corp		394,028	0.72
		Other		613,861	1.13

				3,992,367	7.33

PIPELINES, EXCEPT NATURAL GAS				9,927	0.02

PRINTING AND PUBLISHING				223,243	0.41

RAILROAD TRANSPORTATION				80,067	0.15

REAL ESTATE				26,508	0.05

SECURITY AND COMMODITY BROKERS
198,766	*	E*Trade Financial Corp		347,841	0.64
3,718		Goldman Sachs Group, Inc		627,747	1.15
12,663		Legg Mason, Inc		381,916	0.70
		Other		182,647	0.34

				1,540,151	2.83

TRANSPORTATION BY AIR				414,931	0.76

TRANSPORTATION EQUIPMENT
50,729		American Axle & Manufacturing Holdings, Inc		406,846	0.75
5,442		Goodrich Corp		349,649	0.64
6,970		Magna International, Inc-Class A		352,543	0.65
		Other		816,376	1.50

				1,925,414	3.54

TRANSPORTATION SERVICES				286,400	0.53

TRUCKING AND WAREHOUSING				172,211	0.32

WHOLESALE TRADE-DURABLE GOODS				120,124	0.22

WHOLESALE TRADE-NONDURABLE GOODS				141,926	0.26

		TOTAL COMMON STOCKS	(Cost $54,112,126)	54,370,181	99.86

50	2009 Annual Report ■ TIAA-CREF Life Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS	concluded

LARGE-CAP VALUE FUND  ■  DECEMBER 31, 2009

Shares	Company		Value	% of net assets

PREFERRED STOCKS
DEPOSITORY INSTITUTIONS			$287,628	0.53%

	TOTAL PREFERRED STOCKS	(Cost $289,170)	287,628	0.53

	TOTAL PORTFOLIO	(Cost $54,401,296)	54,657,809	100.39
	OTHER ASSETS & LIABILITIES, NET		(211,109)	(0.39)

	NET ASSETS		$54,446,700	100.00%

The following abbreviations are used in portfolio description:

ADR    American Depositary Receipt

plc    Public Limited Company

*	Non-income producing
**	Percentage represents less than 0.01%.

For ease of presentation, a number of industry classification categories have been grouped together in the Summary Portfolio of Investments. Note that the funds use more specific industry categories in following their investment limitations in industry concentrations.

See notes to financial statements	TIAA-CREF Life Funds ■ 2009 Annual Report	51

SUMMARY PORTFOLIO OF INVESTMENTS

SMALL-CAP EQUITY FUND  ■  DECEMBER 31, 2009

Shares		Company	Value	% of net assets

COMMON STOCKS
AGRICULTURAL PRODUCTION-CROPS			$57,728	0.13%

AGRICULTURAL PRODUCTION-LIVESTOCK			48,564	0.11

AMUSEMENT AND RECREATION SERVICES			323,209	0.75

APPAREL AND ACCESSORY STORES
9,046		Cato Corp (Class A)	181,463	0.42
9,181	*	Dress Barn, Inc	212,080	0.49
		Other	565,416	1.32

			958,959	2.23

APPAREL AND OTHER TEXTILE PRODUCTS			309,517	0.72

AUTO REPAIR, SERVICES AND PARKING			177,647	0.41

AUTOMOTIVE DEALERS AND SERVICE STATIONS			120,524	0.28

BUSINESS SERVICES
24,854	*	3Com Corp	186,404	0.43
1,606	*	MicroStrategy, Inc (Class A)	150,996	0.35
7,791	*	TeleTech Holdings, Inc	156,053	0.36
6,887	*	Unisys Corp	265,562	0.62
		Other	3,499,927	8.16

			4,258,942	9.92

CHEMICALS AND ALLIED PRODUCTS
6,509	*	Human Genome Sciences, Inc	199,175	0.45
8,381	*	Immucor, Inc	169,631	0.40
21,860	*	PolyOne Corp	163,294	0.38
		Other	2,570,990	6.00

			3,103,090	7.23

COAL MINING			43,361	0.10

COMMUNICATIONS			849,438	1.98

DEPOSITORY INSTITUTIONS
8,562		Community Bank System, Inc	165,331	0.39
6,622		Prosperity Bancshares, Inc	267,991	0.63
4,385		UMB Financial Corp	172,549	0.40
		Other	2,160,641	5.03

			2,766,512	6.45

EATING AND DRINKING PLACES
8,340	*	Cheesecake Factory	180,061	0.43
4,697	*	PF Chang’s China Bistro, Inc	178,063	0.41
		Other	391,797	0.91

			749,921	1.75

EDUCATIONAL SERVICES
14,619	*	Corinthian Colleges, Inc	201,303	0.47
		Other	108,209	0.25

			309,512	0.72

52	2009 Annual Report ■ TIAA-CREF Life Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS	continued

SMALL-CAP EQUITY FUND  ■  DECEMBER 31, 2009

Shares		Company	Value	% of net assets

ELECTRIC, GAS, AND SANITARY SERVICES
7,530		Avista Corp	$162,573	0.38%
5,810		Idacorp, Inc	185,631	0.43
5,368		Laclede Group, Inc	181,277	0.42
5,704		WGL Holdings, Inc	191,313	0.45
		Other	797,499	1.86

			1,518,293	3.54

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
14,554	*	Arris Group, Inc	166,352	0.39
6,000	*	Atheros Communications, Inc	205,441	0.48
10,508	*	Benchmark Electronics, Inc	198,706	0.45
8,477	*	EnerSys	185,392	0.43
5,870		Plantronics, Inc	152,503	0.36
34,644	*	RF Micro Devices, Inc	165,252	0.39
10,810	*	Skyworks Solutions, Inc	153,394	0.36
		Other	2,737,141	6.38

			3,964,181	9.24

ENGINEERING AND MANAGEMENT SERVICES
4,632		Watson Wyatt & Co Holdings (Class A)	220,112	0.51
		Other	747,074	1.74

			967,186	2.25

FABRICATED METAL PRODUCTS			457,016	1.06

FISHERIES			15,727	0.04

FOOD AND KINDRED PRODUCTS			470,810	1.10

FOOD STORES			203,743	0.47

FURNITURE AND FIXTURES			130,822	0.30

FURNITURE AND HOME FURNISHINGS STORES			54,565	0.13

GENERAL BUILDING CONTRACTORS			284,516	0.66

GENERAL MERCHANDISE STORES			199,470	0.46

HEALTH SERVICES
4,050	*	Amedisys, Inc	196,668	0.46
12,800	*	Healthsouth Corp	240,255	0.56
		Other	359,649	0.84

			796,572	1.86

HEAVY CONSTRUCTION, EXCEPT BUILDING			158,406	0.37

HOLDING AND OTHER INVESTMENT OFFICES
4,600		Equity Lifestyle Properties, Inc	232,162	0.54
3,362		PS Business Parks, Inc	168,268	0.39
		Other	2,355,993	5.49

			2,756,423	6.42

INDUSTRIAL MACHINERY AND EQUIPMENT
6,171	*	EnPro Industries, Inc	162,975	0.38
		Other	1,243,786	2.90

			1,406,761	3.28

See notes to financial statements	TIAA-CREF Life Funds ■ 2009 Annual Report	53

SUMMARY PORTFOLIO OF INVESTMENTS	continued

SMALL-CAP EQUITY FUND  ■  DECEMBER 31, 2009

Shares		Company	Value	% of net assets

INSTRUMENTS AND RELATED PRODUCTS
5,114	*	Fossil, Inc	$171,625	0.40%
6,666		Invacare Corp	166,250	0.39
		Other	1,742,055	4.06

			2,079,930	4.85

INSURANCE AGENTS, BROKERS AND SERVICE			25,846	0.06

INSURANCE CARRIERS
6,600	*	Molina Healthcare, Inc	150,941	0.35
		Other	1,522,539	3.55

			1,673,480	3.90

LEATHER AND LEATHER PRODUCTS			207,685	0.48

LEGAL SERVICES			38,780	0.09

LOCAL AND INTERURBAN PASSENGER TRANSIT			85,016	0.20

METAL MINING			258,064	0.60

MISCELLANEOUS MANUFACTURING INDUSTRIES			88,532	0.21

MISCELLANEOUS RETAIL
4,768	*	Jo-Ann Stores, Inc	172,793	0.40
		Other	742,459	1.73

			915,252	2.13

MOTION PICTURES			82,097	0.19

NONDEPOSITORY INSTITUTIONS
5,270	*	World Acceptance Corp	188,825	0.44
		Other	403,385	0.94

			592,210	1.38

OIL AND GAS EXTRACTION
11,507	*	Willbros Group, Inc	194,124	0.46
		Other	1,452,379	3.38

			1,646,503	3.84

PAPER AND ALLIED PRODUCTS
3,060	*	Domtar Corporation	169,555	0.40
3,057		Rock-Tenn Co (Class A)	154,103	0.36
		Other	219,721	0.51

			543,379	1.27

PERSONAL SERVICES			127,331	0.30

PETROLEUM AND COAL PRODUCTS			74,675	0.17

PRIMARY METAL INDUSTRIES			476,349	1.11

PRINTING AND PUBLISHING			341,131	0.79

REAL ESTATE			64,655	0.15

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS
9,710		Cooper Tire & Rubber Co	194,686	0.45
4,650		Tupperware Corp	216,550	0.51
		Other	132,063	0.31

			543,299	1.27

54	2009 Annual Report ■ TIAA-CREF Life Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS	concluded

SMALL-CAP EQUITY FUND  ■  DECEMBER 31, 2009

Shares		Company		Value	% of net assets

SECURITY AND COMMODITY BROKERS
148,339	*	E*Trade Financial Corp		$259,593	0.60%
10,993	*	Knight Capital Group, Inc (Class A)		169,292	0.39
		Other		324,859	0.77

				753,744	1.76

SOCIAL SERVICES				2,117	0.00 **

SPECIAL TRADE CONTRACTORS
9,560	*	EMCOR Group, Inc		257,164	0.60
		Other		316,074	0.74

				573,238	1.34

STONE, CLAY, AND GLASS PRODUCTS				153,228	0.36

TEXTILE MILL PRODUCTS				66,176	0.15

TOBACCO PRODUCTS				23,033	0.05

TRANSPORTATION BY AIR
14,700	*	UAL Corp		189,777	0.44
		Other		558,005	1.30

				747,782	1.74

TRANSPORTATION EQUIPMENT
4,790		A.O. Smith Corp		207,837	0.49
13,064	*	Orbital Sciences Corp		199,356	0.46
		Other		1,041,483	2.43

				1,448,676	3.38

TRANSPORTATION SERVICES				123,506	0.29

TRUCKING AND WAREHOUSING				234,123	0.55

WATER TRANSPORTATION				24,026	0.06

WHOLESALE TRADE-DURABLE GOODS
9,381	*	PSS World Medical, Inc		211,729	0.49
		Other		444,380	1.04

				656,109	1.53

WHOLESALE TRADE-NONDURABLE GOODS
3,498	*	United Stationers, Inc		198,860	0.46
		Other		521,649	1.22

				720,509	1.68

		TOTAL COMMON STOCKS	(Cost $39,941,574)	42,851,896	99.84

		TOTAL PORTFOLIO	(Cost $39,941,574)	42,851,896	99.84
		OTHER ASSETS & LIABILITIES, NET		68,945	0.16

		NET ASSETS		$42,920,841	100.00%

*	Non-income producing
**	Percentage represents less than 0.01%.

For ease of presentation, a number of industry classification categories have been grouped together in the Summary Portfolio of Investments. Note that the funds use more specific industry categories in following their investment limitations in industry concentrations.

See notes to financial statements	TIAA-CREF Life Funds ■ 2009 Annual Report	55

SUMMARY PORTFOLIO OF INVESTMENTS

STOCK INDEX FUND  ■  DECEMBER 31, 2009

Shares		Company	Value	% of net assets

COMMON STOCKS
AGRICULTURAL PRODUCTION-CROPS			$10,776	0.01%

AGRICULTURAL PRODUCTION-LIVESTOCK			12,212	0.01

AGRICULTURAL SERVICES			29,050	0.02

AMUSEMENT AND RECREATION SERVICES
23,002		Walt Disney Co	741,814	0.49
		Other	211,552	0.14

			953,366	0.63

APPAREL AND ACCESSORY STORES			962,945	0.63

APPAREL AND OTHER TEXTILE PRODUCTS			604,996	0.40

AUTO REPAIR, SERVICES AND PARKING			102,881	0.07

AUTOMOTIVE DEALERS AND SERVICE STATIONS			303,558	0.20

BUILDING MATERIALS AND GARDEN SUPPLIES
21,018		Home Depot, Inc	608,050	0.40
		Other	504,041	0.33

			1,112,091	0.73

BUSINESS SERVICES
2,951	*	Google, Inc (Class A)	1,829,560	1.20
95,196		Microsoft Corp	2,902,525	1.91
47,290		Oracle Corp	1,160,496	0.76
		Other	6,417,952	4.21

			12,310,533	8.08

CHEMICALS AND ALLIED PRODUCTS
19,132		Abbott Laboratories	1,032,937	0.68
12,538	*	Amgen, Inc	709,275	0.47
21,151		Bristol-Myers Squibb Co	534,063	0.35
6,192		Colgate-Palmolive Co	508,673	0.33
33,992		Johnson & Johnson	2,189,424	1.44
37,616		Merck & Co, Inc	1,374,489	0.90
6,760		Monsanto Co	552,630	0.37
99,533		Pfizer, Inc	1,810,504	1.19
35,952		Procter & Gamble Co	2,179,769	1.43
		Other	6,292,903	4.13

			17,184,667	11.29

COAL MINING			425,345	0.28

COMMUNICATIONS
72,855		AT&T, Inc	2,042,126	1.34
35,614		Comcast Corp (Class A)	600,452	0.39
35,064		Verizon Communications, Inc	1,161,670	0.76
		Other	2,676,059	1.76

			6,480,307	4.25

56	2009 Annual Report ■ TIAA-CREF Life Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS	continued

STOCK INDEX FUND  ■  DECEMBER 31, 2009

Shares		Company	Value	% of net assets

DEPOSITORY INSTITUTIONS
106,933		Bank of America Corp	$1,610,411	1.06%
186,708		Citigroup, Inc	618,003	0.40
46,463		JPMorgan Chase & Co	1,936,112	1.27
23,522		US Bancorp	529,480	0.35
58,828		Wells Fargo & Co	1,587,768	1.04
		Other	3,498,868	2.30

			9,780,642	6.42

EATING AND DRINKING PLACES
13,660		McDonald’s Corp	852,931	0.56
		Other	724,371	0.48

			1,577,302	1.04

EDUCATIONAL SERVICES			302,926	0.20

ELECTRIC, GAS, AND SANITARY SERVICES			6,438,082	4.23

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
11,021	*	Apple Computer, Inc	2,323,887	1.53
71,356	*	Cisco Systems, Inc	1,708,262	1.12
130,640		General Electric Co	1,976,582	1.30
69,123		Intel Corp	1,410,108	0.93
20,485		Qualcomm, Inc	947,636	0.62
		Other	4,378,600	2.88

			12,745,075	8.38

ENGINEERING AND MANAGEMENT SERVICES			995,447	0.65

FABRICATED METAL PRODUCTS			845,768	0.56

FISHERIES			774	0.00	**

FOOD AND KINDRED PRODUCTS
28,642		Coca-Cola Co	1,632,593	1.07
18,261		Kraft Foods, Inc (Class A)	496,334	0.32
19,267		PepsiCo, Inc	1,171,433	0.77
		Other	2,479,721	1.63

			5,780,081	3.79

FOOD STORES			417,936	0.27

FORESTRY			150,392	0.10

FURNITURE AND FIXTURES			223,411	0.15

FURNITURE AND HOME FURNISHINGS STORES			397,303	0.26

GENERAL BUILDING CONTRACTORS			264,591	0.17

GENERAL MERCHANDISE STORES
27,354		Wal-Mart Stores, Inc	1,462,071	0.96
		Other	1,340,657	0.88

			2,802,728	1.84

HEALTH SERVICES			1,965,501	1.29

HEAVY CONSTRUCTION, EXCEPT BUILDING			52,831	0.03

See notes to financial statements	TIAA-CREF Life Funds ■ 2009 Annual Report	57

SUMMARY PORTFOLIO OF INVESTMENTS	continued

STOCK INDEX FUND  ■  DECEMBER 31, 2009

Shares		Company	Value	% of net assets

HOLDING AND OTHER INVESTMENT OFFICES
41,049		iShares Russell 3000 Index Fund	$2,679,678	1.76%
		Other	3,213,648	2.11

			5,893,326	3.87

HOTELS AND OTHER LODGING PLACES			439,511	0.29

INDUSTRIAL MACHINERY AND EQUIPMENT
8,596		3M Co	710,632	0.47
29,594		Hewlett-Packard Co	1,524,387	1.00
16,338		International Business Machines Corp	2,138,643	1.40
		Other	5,235,537	3.44

			9,609,199	6.31

INSTRUMENTS AND RELATED PRODUCTS
13,866		Medtronic, Inc	609,826	0.40
		Other	4,329,958	2.84

			4,939,784	3.24

INSURANCE AGENTS, BROKERS AND SERVICE			523,335	0.34

INSURANCE CARRIERS			4,991,155	3.28

JUSTICE, PUBLIC ORDER AND SAFETY			50,370	0.03

LEATHER AND LEATHER PRODUCTS			207,556	0.14

LEGAL SERVICES			35,613	0.02

LOCAL AND INTERURBAN PASSENGER TRANSIT			19,386	0.01

LUMBER AND WOOD PRODUCTS			35,682	0.02

METAL MINING			949,562	0.62

MISCELLANEOUS MANUFACTURING INDUSTRIES			216,165	0.14

MISCELLANEOUS RETAIL
4,057	*	Amazon.com, Inc	545,748	0.36
18,034		CVS Corp	580,876	0.38
		Other	1,265,917	0.83

			2,392,541	1.57

MOTION PICTURES			1,098,105	0.72

NONDEPOSITORY INSTITUTIONS
12,581		American Express Co	509,783	0.33
		Other	635,207	0.42

			1,144,990	0.75

NONMETALLIC MINERALS, EXCEPT FUELS			117,438	0.08

OIL AND GAS EXTRACTION
10,037		Occidental Petroleum Corp	816,509	0.54
14,806		Schlumberger Ltd	963,722	0.63
		Other	5,150,650	3.38

			6,930,881	4.55

PAPER AND ALLIED PRODUCTS			781,986	0.51

PERSONAL SERVICES			231,661	0.15

58	2009 Annual Report ■ TIAA-CREF Life Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS	continued

STOCK INDEX FUND  ■  DECEMBER 31, 2009

Shares	Company		Value	% of net assets

PETROLEUM AND COAL PRODUCTS
24,727	Chevron Corp		$1,903,732	1.25%
18,339	ConocoPhillips		936,573	0.61
60,200	Exxon Mobil Corp		4,105,037	2.70
	Other		969,721	0.64

			7,915,063	5.20

PIPELINES, EXCEPT NATURAL GAS			165,700	0.11

PRIMARY METAL INDUSTRIES			1,040,898	0.68

PRINTING AND PUBLISHING			480,259	0.32

RAILROAD TRANSPORTATION			1,246,042	0.82

REAL ESTATE			147,842	0.10

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS			249,792	0.16

SECURITY AND COMMODITY BROKERS
6,208	Goldman Sachs Group, Inc		1,048,158	0.69
16,777	Morgan Stanley		496,598	0.33
	Other		2,059,807	1.35

			3,604,563	2.37

SOCIAL SERVICES			6,290	0.00	**

SPECIAL TRADE CONTRACTORS			123,777	0.08

STONE, CLAY, AND GLASS PRODUCTS			601,488	0.39

TEXTILE MILL PRODUCTS			47,464	0.03

TOBACCO PRODUCTS
25,494	Altria Group, Inc		500,447	0.33
24,205	Philip Morris International, Inc		1,166,439	0.77
	Other		266,623	0.17

			1,933,509	1.27

TRANSPORTATION BY AIR			770,129	0.51

TRANSPORTATION EQUIPMENT
10,360	United Technologies Corp		719,087	0.48
	Other		2,779,318	1.82

			3,498,405	2.30

TRANSPORTATION SERVICES			278,253	0.18

TRUCKING AND WAREHOUSING			630,033	0.41

WATER TRANSPORTATION			374,756	0.25

WHOLESALE TRADE-DURABLE GOODS			568,561	0.37

WHOLESALE TRADE-NONDURABLE GOODS			913,896	0.60

	TOTAL COMMON STOCKS	(Cost $152,687,794)	150,438,483	98.77

See notes to financial statements	TIAA-CREF Life Funds ■ 2009 Annual Report	59

SUMMARY PORTFOLIO OF INVESTMENTS	concluded

STOCK INDEX FUND  ■  DECEMBER 31, 2009

Shares	Company		Value	% of net assets

RIGHTS/WARRANTS
BUILDING MATERIALS AND GARDEN SUPPLIES			$345	0.00	%**

COMMUNICATIONS			306	0.00	**

	TOTAL RIGHTS/WARRANTS	(Cost $0)	651	0.00	**

	TOTAL PORTFOLIO	(Cost $152,687,794)	150,439,134	98.77
	OTHER ASSETS & LIABILITIES, NET		1,874,700	1.23

	NET ASSETS		$152,313,834	100.00%

*	Non-income producing
**	Percentage represents less than 0.01%.

For ease of presentation, a number of industry classification categories have been grouped together in the Summary Portfolio of Investments. Note that the funds use more specific industry categories in following their investment limitations in industry concentrations.

60	2009 Annual Report ■ TIAA-CREF Life Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS

SOCIAL CHOICE EQUITY FUND  ■  DECEMBER 31, 2009

Shares		Company	Value	% of net assets

COMMON STOCKS
AGRICULTURAL SERVICES			$7,551	0.02%

AMUSEMENT AND RECREATION SERVICES
9,814		Walt Disney Co	316,502	1.02
		Other	3,550	0.01

			320,052	1.03

APPAREL AND ACCESSORY STORES			216,671	0.70

APPAREL AND OTHER TEXTILE PRODUCTS
2,848		Nike, Inc (Class B)	188,167	0.60
		Other	38,357	0.13

			226,524	0.73

AUTO REPAIR, SERVICES AND PARKING			14,445	0.05

AUTOMOTIVE DEALERS AND SERVICE STATIONS			45,493	0.15

BUILDING MATERIALS AND GARDEN SUPPLIES
8,469		Home Depot, Inc	245,008	0.79
		Other	125,809	0.41

			370,817	1.20

BUSINESS SERVICES
4,526		Automatic Data Processing, Inc	193,803	0.63
853	*	Google, Inc (Class A)	528,843	1.71
25,876		Microsoft Corp	788,958	2.55
		Other	867,960	2.81

			2,379,564	7.70

CHEMICALS AND ALLIED PRODUCTS
2,059		Air Products & Chemicals, Inc	166,903	0.54
4,928	*	Amgen, Inc	278,777	0.91
10,211		Bristol-Myers Squibb Co	257,828	0.83
2,899		Colgate-Palmolive Co	238,153	0.77
4,844	*	Gilead Sciences, Inc	209,648	0.68
9,452		Johnson & Johnson	608,802	1.97
12,926		Merck & Co, Inc	472,316	1.53
2,539		Praxair, Inc	203,907	0.66
10,014		Procter & Gamble Co	607,148	1.96
		Other	803,369	2.60

			3,846,851	12.45

COMMUNICATIONS
7,973	*	DIRECTV	265,899	0.86
10,550		Verizon Communications, Inc	349,521	1.13
		Other	763,353	2.47

			1,378,773	4.46

DEPOSITORY INSTITUTIONS
8,529		US Bancorp	191,989	0.62
16,481		Wells Fargo & Co	444,823	1.43
		Other	819,601	2.66

			1,456,413	4.71

See notes to financial statements	TIAA-CREF Life Funds ■ 2009 Annual Report	61

SUMMARY PORTFOLIO OF INVESTMENTS	continued

SOCIAL CHOICE EQUITY FUND  ■   DECEMBER 31, 2009

Shares		Company	Value	% of net assets

EATING AND DRINKING PLACES
4,678		McDonald’s Corp	$292,095	0.95%
		Other	131,816	0.42

			423,911	1.37

EDUCATIONAL SERVICES			4,126	0.01

ELECTRIC, GAS, AND SANITARY SERVICES			2,023,959	6.54

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
20,753	*	Cisco Systems, Inc	496,828	1.61
21,550		Intel Corp	439,620	1.41
7,497		Texas Instruments, Inc	195,372	0.64
		Other	588,931	1.90

			1,720,751	5.56

ENGINEERING AND MANAGEMENT SERVICES
4,100		Accenture plc	170,151	0.56
		Other	128,384	0.41

			298,535	0.97

FABRICATED METAL PRODUCTS
4,371		Illinois Tool Works, Inc	209,763	0.67
		Other	78,120	0.26

			287,883	0.93

FOOD AND KINDRED PRODUCTS
2,543		General Mills, Inc	180,070	0.58
7,819		Kraft Foods, Inc (Class A)	212,520	0.69
6,328		PepsiCo, Inc	384,741	1.24
		Other	389,519	1.26

			1,166,850	3.77

FOOD STORES			72,815	0.24

FORESTRY			46,936	0.15

FURNITURE AND FIXTURES			68,643	0.22

FURNITURE AND HOME FURNISHINGS STORES			90,600	0.29

GENERAL BUILDING CONTRACTORS			11,886	0.04

GENERAL MERCHANDISE STORES
3,152		Costco Wholesale Corp	186,504	0.60
4,306		Target Corp	208,281	0.68
		Other	119,197	0.38

			513,982	1.66

HEALTH SERVICES			165,787	0.54

HEAVY CONSTRUCTION, EXCEPT BUILDING			10,666	0.03

HOLDING AND OTHER INVESTMENT OFFICES			520,792	1.68

HOTELS AND OTHER LODGING PLACES			86,570	0.28

INDUSTRIAL MACHINERY AND EQUIPMENT
3,690		3M Co	305,052	0.99
5,478		Emerson Electric Co	233,363	0.75
9,165		Hewlett-Packard Co	472,089	1.53

62	2009 Annual Report ■ TIAA-CREF Life Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS	continued

SOCIAL CHOICE EQUITY FUND  ■   DECEMBER 31, 2009

Shares		Company	Value	% of net assets

INDUSTRIAL MACHINERY AND EQUIPMENT — continued
4,531		International Business Machines Corp	$593,107	1.92%
		Other	977,729	3.17

			2,581,340	8.36

INSTRUMENTS AND RELATED PRODUCTS
3,788		Baxter International, Inc	222,280	0.72
2,310		Danaher Corp	173,712	0.56
6,150		Medtronic, Inc	270,478	0.87
		Other	787,603	2.55

			1,454,073	4.70

INSURANCE AGENTS, BROKERS AND SERVICE			118,113	0.38

INSURANCE CARRIERS
4,120		Travelers Cos, Inc	205,422	0.67
3,413	*	WellPoint, Inc	198,943	0.65
		Other	906,653	2.92

			1,311,018	4.24

LEATHER AND LEATHER PRODUCTS			45,970	0.15

LEGAL SERVICES			4,480	0.01

METAL MINING			45,875	0.15

MISCELLANEOUS MANUFACTURING INDUSTRIES			82,619	0.27

MISCELLANEOUS RETAIL
1,275	*	Amazon.com, Inc	171,513	0.55
5,906		CVS Corp	190,233	0.61
4,606		Walgreen Co	169,132	0.55
		Other	142,326	0.47

			673,204	2.18

MOTION PICTURES			85,968	0.28

NONDEPOSITORY INSTITUTIONS
5,740		American Express Co	232,585	0.75
		Other	167,794	0.54

			400,379	1.29

NONMETALLIC MINERALS, EXCEPT FUELS			68,227	0.22

OIL AND GAS EXTRACTION
2,407		Apache Corp	248,330	0.81
2,988		Devon Energy Corp	219,618	0.72
4,290		XTO Energy, Inc	199,614	0.65
		Other	1,425,347	4.60

			2,092,909	6.78

PAPER AND ALLIED PRODUCTS			318,618	1.03

PERSONAL SERVICES			6,414	0.02

PETROLEUM AND COAL PRODUCTS
2,750		Hess Corp	166,375	0.54

See notes to financial statements	TIAA-CREF Life Funds ■ 2009 Annual Report	63

SUMMARY PORTFOLIO OF INVESTMENTS	concluded

SOCIAL CHOICE EQUITY FUND  ■   DECEMBER 31, 2009

Shares	Company		Value	% of net assets

PETROLEUM AND COAL PRODUCTS — continued
5,440	Marathon Oil Corp		$169,837	0.55%
	Other		3,962	0.01

			340,174	1.10

PIPELINES, EXCEPT NATURAL GAS
9,075	Spectra Energy Corp		186,128	0.60

PRIMARY METAL INDUSTRIES			333,067	1.08

PRINTING AND PUBLISHING			150,613	0.49

RAILROAD TRANSPORTATION			348,839	1.13

REAL ESTATE			10,677	0.03

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS			15,768	0.05

SECURITY AND COMMODITY BROKERS			839,309	2.71

SOCIAL SERVICES			3,454	0.01

SPECIAL TRADE CONTRACTORS			16,690	0.05

STONE, CLAY, AND GLASS PRODUCTS			139,937	0.45

TEXTILE MILL PRODUCTS			4,136	0.01

TRANSPORTATION BY AIR			285,712	0.92

TRANSPORTATION EQUIPMENT			408,829	1.32

TRANSPORTATION SERVICES			19,695	0.06

TRUCKING AND WAREHOUSING
3,769	United Parcel Service, Inc (Class B)		216,228	0.70

WATER TRANSPORTATION			22,279	0.07

WHOLESALE TRADE-DURABLE GOODS			177,395	0.57

WHOLESALE TRADE-NONDURABLE GOODS			180,412	0.58

	TOTAL COMMON STOCKS	(Cost $31,517,097)	30,766,395	99.47

	TOTAL PORTFOLIO	(Cost $31,517,097)	30,766,395	99.47
	OTHER ASSETS & LIABILITIES, NET		162,629	0.53

	NET ASSETS		$30,929,024	100.00%

The following abbreviation is used in portfolio description:

plc    Public Limited Company

*	Non-income producing

For ease of presentation, a number of industry classification categories have been grouped together in the Summary Portfolio of Investments. Note that the funds use more specific industry categories in following their investment limitations in industry concentrations.

64	2009 Annual Report ■ TIAA-CREF Life Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS

REAL ESTATE SECURITIES FUND  ■  DECEMBER 31, 2009

Shares	Company	Value	% of net assets

COMMON STOCKS
APARTMENT REITS
28,000	American Campus Communities, Inc	$786,800	1.47%
30,800	AvalonBay Communities, Inc	2,528,988	4.72
75,500	Equity Residential	2,550,390	4.76
3,200	Essex Property Trust, Inc	267,680	0.50
24,800	Post Properties, Inc	486,080	0.91
72,000	UDR, Inc	1,183,680	2.21
	Other	175,146	0.33

		7,978,764	14.90

DIVERSIFIED REITS
30,000	Cousins Properties, Inc	228,900	0.43
21,600	Digital Realty Trust, Inc	1,086,048	2.03
21,300	Entertainment Properties Trust	751,251	1.40
45,000	Mission West Properties, Inc	323,550	0.60
47,000	Vornado Realty Trust	3,287,180	6.15
	Other	129,030	0.24

		5,805,959	10.85

FORESTRY
22,000	Plum Creek Timber Co, Inc	830,720	1.55
5,400	Rayonier, Inc	227,664	0.43

		1,058,384	1.98

GENERAL BUILDING CONTRACTORS		135,179	0.25

HEALTHCARE REITS
65,500	HCP, Inc	2,000,370	3.73
25,900	Health Care REIT, Inc	1,147,888	2.14
13,000	Healthcare Realty Trust, Inc	278,980	0.52
26,500	Nationwide Health Properties, Inc	932,270	1.74
14,500	Omega Healthcare Investors, Inc	282,025	0.53
26,000	Senior Housing Properties Trust	568,620	1.06
29,000	Ventas, Inc	1,268,460	2.37

		6,478,613	12.09

HOLDING AND OTHER INVESTMENT OFFICES
6,000	iShares Dow Jones US Real Estate Index Fund	275,520	0.51

HOTEL REITS
36,500	DiamondRock Hospitality Co	309,155	0.58
184,000	Host Marriott Corp	2,147,280	4.01
14,000	LaSalle Hotel Properties	297,220	0.55
81,000	Sunstone Hotel Investors, Inc	719,280	1.34
	Other	216,000	0.40

		3,688,935	6.88

INDUSTRIAL REITS
17,000	AMB Property Corp	434,350	0.81
11,500	EastGroup Properties, Inc	440,220	0.82

See notes to financial statements	TIAA-CREF Life Funds ■ 2009 Annual Report	65

SUMMARY PORTFOLIO OF INVESTMENTS	continued

REAL ESTATE SECURITIES FUND  ■  DECEMBER 31, 2009

Shares		Company	Value	% of net assets

95,000		Prologis	$1,300,550	2.43%
		Other	174,456	0.33

			2,349,576	4.39

MANUFACTURED HOMES REITS
8,400		Equity Lifestyle Properties, Inc	423,948	0.79

MORTGAGE REITS			38,850	0.07

NONDEPOSITORY INSTITUTIONS			0	0.00	**

OFFICE PROPERTY REITS
18,500		Alexandria Real Estate Equities, Inc	1,189,365	2.22
45,700		Boston Properties, Inc	3,065,099	5.72
14,000		Corporate Office Properties Trust	512,820	0.96
31,800		SL Green Realty Corp	1,597,632	2.98
		Other	364,713	0.68

			6,729,629	12.56

REAL ESTATE
17,500	*	CB Richard Ellis Group, Inc (Class A)	237,475	0.44
5,000		Jones Lang LaSalle, Inc	302,000	0.57
74,000		Thomas Properties Group, Inc	219,040	0.41

			758,515	1.42

REGIONAL MALL REITS
46,000		CBL & Associates Properties, Inc	444,820	0.83
120,000		Glimcher Realty Trust	324,000	0.60
45,000		Macerich Co	1,617,750	3.02
71,000		Simon Property Group, Inc	5,665,800	10.59
9,000		Taubman Centers, Inc	323,190	0.60

			8,375,560	15.64

SHOPPING CENTER REITS
41,000		Developers Diversified Realty Corp	379,660	0.71
8,900		Federal Realty Investment Trust	602,708	1.13
122,000		Kimco Realty Corp	1,650,660	3.08
36,300		Regency Centers Corp	1,272,678	2.38
		Other	150,143	0.28

			4,055,849	7.58

SINGLE TENANT REITS
17,000		National Retail Properties, Inc	360,740	0.67
43,000		Realty Income Corp	1,114,130	2.08
		Other	152,210	0.28

			1,627,080	3.03

STORAGE REITS
19,400		Extra Space Storage, Inc	224,070	0.42
26,700		Public Storage, Inc	2,174,715	4.06
45,500		U-Store-It Trust	333,060	0.62
		Other	214,380	0.40

			2,946,225	5.50

66	2009 Annual Report ■ TIAA-CREF Life Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS	concluded

REAL ESTATE SECURITIES FUND  ■  DECEMBER 31, 2009

Shares	Company		Value	% of net assets

	TOTAL COMMON STOCKS	(Cost $56,638,901)	$52,726,586	98.44%

	TOTAL PORTFOLIO	(Cost $56,638,901)	52,726,586	98.44
	OTHER ASSETS AND LIABILITIES, NET		838,271	1.56

	NET ASSETS		$53,564,857	100.00%

The following abbreviation is used in portfolio description:

REIT    Real Estate Investment Trust

*	Non-income producing
**	Percentage represents less than 0.01%.

For ease of presentation, a number of industry classification categories have been grouped together in the Summary Portfolio of Investments. Note that the funds use more specific industry categories in following their investment limitations in industry concentrations.

See notes to financial statements	TIAA-CREF Life Funds ■ 2009 Annual Report	67

SUMMARY PORTFOLIO OF INVESTMENTS

BOND FUND  ■  DECEMBER 31, 2009

Principal		Issuer		Rating†	Value	% of net assets

BONDS
CORPORATE BONDS
AGENCY SECURITIES
$1,000,000		Bank of America Corp	2.380%, 06/22/12	Aaa	$1,018,943	0.88%
1,000,000		Citigroup Funding, Inc	1.880%, 10/22/12	Aaa	996,222	0.86
1,000,000		Citigroup, Inc	2.130%, 04/30/12	Aaa	1,010,708	0.87
700,000		GMAC, Inc	2.200%, 12/19/12	Aaa	704,292	0.61
500,000		KeyBank NA	3.200%, 06/15/12	Aaa	518,993	0.45
500,000		Regions Bank	3.250%, 12/09/11	Aaa	518,844	0.45
500,000		Sovereign Bank	2.750%, 01/17/12	Aaa	513,227	0.44
		Other			1,359,756	1.18

					6,640,985	5.74

AMUSEMENT AND RECREATION SERVICES					106,225	0.09

BUILDING MATERIALS AND GARDEN SUPPLIES					26,764	0.02

BUSINESS SERVICES					234,746	0.20

CHEMICALS AND ALLIED PRODUCTS					1,138,085	1.00

COMMUNICATIONS					3,011,618	2.60

DEPOSITORY INSTITUTIONS
900,000	g	Depfa ACS Bank	5.130%, 03/16/37	Aa2	661,481	0.57
		Other			3,424,210	2.96

					4,085,691	3.53

ELECTRIC, GAS, AND SANITARY SERVICES					2,285,265	1.97

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT					663,844	0.59

EXECUTIVE, LEGISLATIVE AND GENERAL					103,643	0.09

FABRICATED METAL PRODUCTS					27,080	0.02

FOOD AND KINDRED PRODUCTS					697,648	0.60

FOOD STORES					132,794	0.11

GENERAL MERCHANDISE STORES					160,772	0.14

HEALTH SERVICES					109,734	0.09

HOLDING AND OTHER INVESTMENT OFFICES					377,890	0.33

INDUSTRIAL MACHINERY AND EQUIPMENT					268,213	0.23

INSTRUMENTS AND RELATED PRODUCTS					395,753	0.33

INSURANCE CARRIERS					884,530	0.76

METAL MINING					213,686	0.18

MISCELLANEOUS RETAIL					30,461	0.03

MOTION PICTURES					52,207	0.05

NONDEPOSITORY INSTITUTIONS
500,000		General Electric Capital Corp	2.250%, 03/12/12	Aaa	507,244	0.44
		Other			2,915,653	2.51

					3,422,897	2.95

OIL AND GAS EXTRACTION					1,874,009	1.62

68	2009 Annual Report ■ TIAA-CREF Life Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS	continued

BOND FUND  ■  DECEMBER 31, 2009

Principal		Issuer		Rating†	Value	% of net assets

PAPER AND ALLIED PRODUCTS					$91,076	0.08%

PETROLEUM AND COAL PRODUCTS					717,722	0.62

PIPELINES, EXCEPT NATURAL GAS					209,685	0.18

PRIMARY METAL INDUSTRIES					360,029	0.31

PRINTING AND PUBLISHING					247,317	0.21

RAILROAD TRANSPORTATION					339,484	0.29

SECURITY AND COMMODITY BROKERS					2,541,136	2.19

STONE, CLAY, AND GLASS PRODUCTS					130,448	0.11

TOBACCO PRODUCTS					113,312	0.10

TRANSPORTATION EQUIPMENT					243,535	0.21

WHOLESALE TRADE-DURABLE GOODS					156,838	0.14

WHOLESALE TRADE-NONDURABLE GOODS					344,235	0.30

		TOTAL CORPORATE BONDS	(Cost $31,264,665)		32,439,357	28.01

GOVERNMENT BONDS
AGENCY SECURITIES
$ 600,000		Federal Farm Credit Bank (FFCB)	2.630%, 04/21/11	Aaa	613,874	0.53
550,000		Federal Home Loan Mortgage Corp (FHLMC)	3.250%, 07/16/10	Aaa	559,092	0.48
2,000,000		FHLMC	2.130%, 09/21/12	Aaa	2,021,271	1.74
1,500,000		FHLMC	5.130%, 10/18/16	Aaa	1,642,719	1.42
500,000		FHLMC	3.750%, 03/27/19		490,211	0.42
1,000,000		Federal National Mortgage Association (FNMA)	3.000%, 09/16/14	Aaa	1,012,677	0.87
		Other			649,939	0.56

					6,989,783	6.02

FOREIGN GOVERNMENT BONDS
500,000	g	Belgium Government International Bond	2.880%, 09/15/14	Aa1	496,467	0.43
1,000,000		Province of Ontario Canada	2.630%, 01/20/12	Aa1	1,020,538	0.88
1,000,000		Province of Ontario Canada	4.000%, 10/07/19	Aa1	957,543	0.83
		Other			3,394,040	2.93

					5,868,588	5.07

MORTGAGE BACKED
		Federal National Mortgage Association (FNMA)
1,574,217		FNMA	4.570%, 01/01/15		1,642,247	1.42
476,672		FNMA	4.500%, 04/01/24		490,877	0.42
733,388		FNMA	5.500%, 07/01/33		770,821	0.67
542,661		FNMA	6.000%, 10/01/33		579,630	0.50
1,013,247		FNMA	5.500%, 11/01/33		1,064,964	0.92
519,842		FNMA	5.000%, 03/01/34		535,627	0.46
927,118		FNMA	5.000%, 03/01/34		955,269	0.82
2,005,276		FNMA	5.000%, 09/01/34		2,064,287	1.79
588,295		FNMA	6.000%, 04/01/36		624,879	0.54
1,451,199		FNMA	5.500%, 02/01/38		1,520,736	1.31
954,929		FNMA	4.500%, 02/01/39		954,229	0.82
1,950,843		FNMA	4.500%, 04/01/39		1,949,219	1.69
645,914		FNMA	6.500%, 07/01/39		692,339	0.60
564,251		FNMA	4.500%, 08/01/39		563,781	0.49

See notes to financial statements	TIAA-CREF Life Funds ■ 2009 Annual Report	69

SUMMARY PORTFOLIO OF INVESTMENTS	continued

BOND FUND  ■  DECEMBER 31, 2009

Principal		Issuer		Rating†	Value	% of net assets

MORTGAGE BACKED — continued
$ 932,638		FNMA	6.000%, 09/01/39		$988,596	0.85%
9,952,956	i	FNMA	4.000%–7.500%, 06/01/13–04/01/39		10,441,381	9.03
2,136,571	h	FNMA	4.000%–6.000%, 11/01/34–11/01/39		2,159,337	1.86
1,485,504	i	Federal Home Loan Mortgage Corp (FHLMC)	2.910%–6.060%, 02/01/36–05/01/37		1,566,985	1.35
541,406		Federal Home Loan Mortgage Corp Gold (FGLMC)	5.500%, 05/01/37		567,771	0.49
3,651,813		FGLMC	4.000%–6.500%, 02/01/19–07/01/39		3,810,713	3.29
1,359,333		Government National Mortgage Association (GNMA)	5.000%–6.000%, 07/20/33–08/20/38		1,418,419	1.22
600,544		GNMA	5.500%, 07/15/39		629,942	0.54
		Other			1,311,866	1.12

					37,303,915	32.20

U.S. TREASURY SECURITIES
500,000		United States Treasury Bond	5.250%, 02/15/29		541,719	0.46
1,415,000		United States Treasury Note	1.000%, 09/30/11		1,414,614	1.22
555,000		United States Treasury Note	1.380%, 11/15/12		551,011	0.48
635,000		United States Treasury Note	2.000%, 11/30/13		631,627	0.55
4,477,000		United States Treasury Note	1.880%, 04/30/14		4,385,010	3.79
1,613,000		United States Treasury Note	2.250%, 05/31/14		1,602,036	1.38
799,000		United States Treasury Note	2.380%, 08/31/14		793,132	0.68
2,255,000		United States Treasury Note	2.380%, 10/31/14		2,230,511	1.93
860,000		United States Treasury Note	2.630%, 02/29/16		836,618	0.72
1,100,000		United States Treasury Note	2.380%, 03/31/16		1,052,391	0.91
1,100,000		United States Treasury Note	3.250%, 07/31/16		1,101,977	0.95
2,454,100		United States Treasury Note	3.380%, 11/15/19		2,360,550	2.04
2,065,000		United States Treasury Note	4.500%, 08/15/39		2,018,214	1.74
1,088,000		United States Treasury Note	0.880%–4.380%, 05/31/11–11/15/39		1,079,835	0.93
		Other			368,454	0.31

					20,967,699	18.09

		TOTAL GOVERNMENT BONDS	(Cost $70,206,643)		71,129,985	61.38

STRUCTURED ASSETS
ASSET BACKED
550,000		Chase Issuance Trust Series 2008-A9 (Class A9)	4.260%, 05/15/13	Aaa	571,798	0.49
1,000,000		Flagstar Home Equity Loan Trust Series 2007-1A (Class AF3)	5.780%, 01/25/35	B3	667,687	0.57
		Other			2,177,621	1.88

					3,417,106	2.94

OTHER MORTGAGE BACKED					3,610,184	3.12

		TOTAL STRUCTURED ASSETS	(Cost $8,295,049)		7,027,290	6.06

		TOTAL BONDS	(Cost $109,766,357)		110,596,632	95.45

70	2009 Annual Report ■ TIAA-CREF Life Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS	concluded

BOND FUND  ■  DECEMBER 31, 2009

Shares	Company		Value	% of net assets

PREFERRED STOCKS
MORTGAGE BACKED			$24,784	0.02%

	TOTAL PREFERRED STOCKS	(Cost $569,550)	24,784	0.02

	TOTAL PORTFOLIO	(Cost $110,335,907)	110,621,416	95.47
	OTHER ASSETS & LIABILITIES, NET		5,243,649	4.53

	NET ASSETS		$115,865,065	100.00%

†	As provided by Moody’s Investors Service (unaudited).
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At December 31, 2009, the value of these securities amounted to $1,157,948 or 1.00% of net assets.
h	These securities are purchased on a delayed delivery basis.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.

For ease of presentation, a number of industry classification categories have been grouped together in the Summary Portfolio of Investments. Note that the funds use more specific industry categories in following their investment limitations in industry concentrations.

See notes to financial statements	TIAA-CREF Life Funds ■ 2009 Annual Report	71

SUMMARY PORTFOLIO OF INVESTMENTS

MONEY MARKET FUND  ■  DECEMBER 31, 2009

Principal	Issuer		Value	% net assets

GOVERNMENT BONDS
U.S. TREASURY SECURITIES
$1,000,000	United States Treasury Note	2.880%, 06/30/10	$1,011,683	1.37%
	Other		506,824	0.68

			1,518,507	2.05

	TOTAL GOVERNMENT BONDS	(Cost $1,518,507)	1,518,507	2.05

SHORT-TERM INVESTMENTS
BANKER’S ACCEPTANCES
605,000	Bank of America NA	03/01/10	604,573	0.82
1,280,000	Bank of America NA	01/05/10–03/02/10	1,279,725	1.72
816,000	JPMorgan Chase Bank NA	01/14/10–02/01/10	815,909	1.10

			2,700,207	3.64

CERTIFICATE OF DEPOSIT
900,000	Abbey National North America LLC	0.210% 02/05/10	900,009	1.21
815,000	Bank of Montreal	0.140% 01/08/10	815,002	1.10
2,000,000	Barclays Bank plc	0.500%–0.780%, 01/11/10–08/18/10	1,999,999	2.70
	Other		1,200,004	1.62

			4,915,014	6.63

COMMERCIAL PAPER
630,000	American Honda Finance Corp	01/22/10	629,941	0.85
1,115,000	American Honda Finance Corp	01/26/10	1,114,874	1.50
1,000,000	BNP Paribas Finance, Inc	01/27/10	999,838	1.35
600,000	BNP Paribas Finance, Inc	01/29/10	599,925	0.81
880,000	Calyon North America, Inc	04/06/10	879,535	1.19
595,000	Coca-Cola Co	01/19/10	594,952	0.81
835,000	Coca-Cola Co	01/13/10–03/15/10	834,794	1.12
1,000,000	Fairway Finance LLC	03/10/10	999,566	1.34
2,515,000	Govco LLC	02/23/10	2,514,222	3.39
535,000	Johnson & Johnson	04/19/10	534,743	0.72
810,000	Johnson & Johnson	04/05/10–04/20/10	809,637	1.09
550,000	Lloyds TSB Bank plc	02/26/10	549,794	0.74
1,320,000	Lloyds TSB Bank plc	01/07/10–03/19/10	1,319,462	1.78
2,200,000	Nestle Capital Corp	02/22/10	2,199,460	2.97
580,000	Old Line Funding LLC	01/11/10	579,971	0.78
1,000,000	Old Line Funding LLC	01/14/10	999,937	1.36
680,000	Private Export Funding Corp	01/27/10	679,863	0.92
550,000	Private Export Funding Corp	04/07/10	549,237	0.74
1,345,000	Province of Ontario Canada	01/07/10	1,344,960	1.82
1,000,000	Ranger Funding Co LLC	01/20/10	999,879	1.35
1,000,000	Sheffield Receivables Corp	01/06/10	999,971	1.35
930,000	Svensk Exportkredit AB	03/19/10	929,647	1.26
1,000,000	Toronto-Dominion Holdings USA, Inc	01/11/10	999,939	1.35
930,000	Toyota Motor Credit Corp	01/05/10–02/19/10	929,880	1.25
1,500,000	Variable Funding Capital Co LLC	01/04/10–02/24/10	1,499,800	2.02
815,000	Yorktown Capital LLC	01/12/10	814,938	1.10

72	2009 Annual Report ■ TIAA-CREF Life Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS	continued

MONEY MARKET FUND  ■  DECEMBER 31, 2009

Principal		Issuer		Value	% net assets

COMMERCIAL PAPER — continued
$1,345,000		Yorktown Capital LLC	01/21/10	$1,344,813	1.82%
		Other		5,903,794	7.97

				33,157,372	44.75

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES
		Federal National Mortgage Association (FNMA)
940,000		FNMA	02/22/10	939,491	1.27
740,000		FNMA	04/01/10	738,994	1.00
590,000		FNMA	04/28/10	589,712	0.80
		Federal Home Loan Mortgage Corporation (FHLMC)
600,000		FHLMC	02/08/10	599,740	0.81
795,000		FHLMC	02/12/10	794,852	1.07
1,000,000		FHLMC	02/22/10	999,639	1.35
1,275,000		FHLMC	03/02/10–03/31/10	1,274,582	1.72
800,000		FHLMC	03/08/10	799,853	1.08
1,522,000		FHLMC	03/22/10	1,521,484	2.06
1,055,000		FHLMC	03/29/10	1,054,605	1.42
738,000		FHLMC	04/01/10	737,723	1.00
635,000		FHLMC	04/20/10	634,673	0.86
1,000,000		FHLMC	05/03/10	999,492	1.35
780,000		FHLMC	05/04/10	779,565	1.05
1,768,000		FHLMC	05/10/10	1,766,968	2.38
1,100,000		FHLMC	05/17/10	1,099,294	1.48
		Other		6,604,251	8.90

				21,934,918	29.60

U.S. GOVERNMENT AND AGENCIES VARIABLE NOTES
		Federal Home Loan Banks (FHLB)
1,000,000	i	FHLB	0.740% 02/26/10	1,000,000	1.35
		Federal Home Loan Mortgage Corp (FHLMC)
1,000,000	i,j	FHLMC	0.140% 02/04/10	1,000,000	1.35
1,000,000	i,j	FHLMC	0.140% 02/09/10	1,000,076	1.35
		Federal National Mortgage Association (FNMA)
615,000	i,j	FNMA	0.200% 01/28/10	615,199	0.83

				3,615,275	4.88

U.S. TREASURY BILLS
1,000,000		United States Treasury Bill	02/11/10	999,727	1.35
1,251,000		United States Treasury Bill	02/18/10–05/27/10	1,250,437	1.68
1,000,000		United States Treasury Bill	04/15/10	999,552	1.35
883,000		United States Treasury Bill	04/08/10	882,646	1.19
1,142,000		United States Treasury Bill	05/20/10	1,141,427	1.55
798,000		United States Treasury Bill	06/10/10	796,704	1.08
		Other		499,617	0.67

				6,570,110	8.87

		TOTAL SHORT-TERM INVESTMENTS	(Cost $72,892,896)	72,892,896	98.37

See notes to financial statements	TIAA-CREF Life Funds ■ 2009 Annual Report	73

SUMMARY PORTFOLIO OF INVESTMENTS	concluded

MONEY MARKET FUND  ■  DECEMBER 31, 2009

		Value	% net assets

TOTAL PORTFOLIO	(Cost $74,411,403)	$74,411,403	100.42%
OTHER ASSETS & LIABILITIES, NET		(309,852)	0.42

NET ASSETS		$74,101,551	100.00%

The following abbreviation is used in portfolio description:

LLC    Limited Liability Company

i	Floating or variable rate security. Coupon rate reflects the rate at period end.
j	Zero coupon

For ease of presentation, a number of industry classification categories have been grouped together in the Summary Portfolio of Investments. Note that the funds use more specific industry categories in following their investment limitations in industry concentrations.

74	2009 Annual Report ■ TIAA-CREF Life Funds	See notes to financial statements

[This page intentionally left blank.]

TIAA-CREF Life Funds ■ 2009 Annual Report	75

STATEMENTS OF ASSETS AND LIABILITIES

TIAA-CREF LIFE FUNDS  ■  DECEMBER 31, 2009

Growth Equity Fund

ASSETS
Portfolio investments, at cost	$32,243,697
Net unrealized appreciation (depreciation) of portfolio investments	3,906,396
Portfolio investments, at value	36,150,093
Cash	—
Cash – foreign*	1
Receivable from securities transactions	78,598
Receivable from Fund shares sold	38,876
Dividends and interest receivable	25,125
Other	1,470
Total assets	36,294,163

LIABILITIES
Management fees payable	7,508
Overdraft payable	23,823
Payable for securities transactions	29,784
Payable for Fund shares redeemed	968
Accrued expenses & other payables	2,032
Total liabilities	64,115
NET ASSETS	$36,230,048

NET ASSETS CONSIST OF:
Paid-in-capital	$66,028,924
Undistributed net investment income (loss)	7,390
Accumulated net realized gain (loss) on total investments	(33,712,662)
Net unrealized appreciation (depreciation) on total investments	3,906,396
NET ASSETS	$36,230,048

Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	2,554,129
Net asset value per share	$14.18

*Cost:	$1

76	2009 Annual Report ■ TIAA-CREF Life Funds	See notes to financial statements

Growth & Income Fund	International Equity Fund	Large-Cap Value Fund	Small-Cap Equity Fund

$61,415,823	$90,011,286	$54,401,296	$39,941,574
3,957,939	4,869,672	256,513	2,910,322
65,373,762	94,880,958	54,657,809	42,851,896
160,816	—	—	—
—	1,814,331	—	—
697,351	616,769	—	280,331
2,002	10,129	47,070	39,241
85,313	50,028	72,812	54,506
1,667	1,784	1,566	1,511
66,320,911	97,373,999	54,779,257	43,227,485

12,791	22,986	11,061	3,567
—	2,515,959	245,901	284,724
567,258	635,531	73,244	16,193
19,477	115,970	165	62
2,319	68,321	2,186	2,098
601,845	3,358,767	332,557	306,644
$65,719,066	$94,015,232	$54,446,700	$42,920,841

$76,576,191	$144,125,904	$70,771,399	$54,440,272
72,373	1,089,293	542,611	(23,725)
(14,887,380)	(56,127,863)	(17,123,832)	(14,406,027)
3,957,882	4,927,898	256,522	2,910,321
$65,719,066	$94,015,232	$54,446,700	$42,920,841

2,824,060	6,449,930	2,356,365	1,890,757
$23.27	$14.58	$23.11	$22.70

$—	$1,756,890	$—	$—

See notes to financial statements	TIAA-CREF Life Funds ■ 2009 Annual Report	77

STATEMENTS OF ASSETS AND LIABILITIES

TIAA-CREF LIFE FUNDS  ■  DECEMBER 31, 2009

Stock Index Fund

ASSETS
Portfolio investments, at cost	$152,687,794
Net unrealized appreciation (depreciation) of portfolio investments	(2,248,660)
Portfolio investments, at value	150,439,134
Cash	1,726,297
Receivable from securities transactions	8,613
Receivable from Fund shares sold	1,363
Dividends and interest receivable	197,512
Other	2,130
Total assets	152,375,049

LIABILITIES
Management fees payable	7,714
Payable for securities transactions	—
Payable for Fund shares redeemed	33,937
Payable for variation margin on open futures contracts	16,546
Accrued expenses & other payables	3,018
Total liabilities	61,215
NET ASSETS	$152,313,834

NET ASSETS CONSIST OF:
Paid-in-capital	$163,900,707
Undistributed net investment income (loss)	568,880
Accumulated net realized gain (loss) on total investments	(9,922,934)
Accumulated net unrealized appreciation (depreciation) on total investments	(2,232,819)
NET ASSETS	$152,313,834

Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	6,227,781
Net asset value per share	$24.46

78	2009 Annual Report ■ TIAA-CREF Life Funds	See notes to financial statements

concluded

Social Choice Equity Fund	Real Estate Securities Fund	Bond Fund	Money Market Fund

$31,517,097	$56,638,901	$110,335,907	$74,411,403
(750,702)	(3,912,315)	285,509	—
30,766,395	52,726,586	110,621,416	74,411,403
159,790	830,366	4,569,298	6,446
2,321	34,734	—	—
166	20,701	55,030	—
49,458	199,724	880,216	14,323
1,461	1,531	1,929	1,909
30,979,591	53,813,642	116,127,889	74,434,081

1,820	11,063	9,738	3,891
—	235,417	250,168	—
46,735	175	183	325,923
—	—	—	—
2,012	2,130	2,735	2,716
50,567	248,785	262,824	332,530
$30,929,024	$53,564,857	$115,865,065	$74,101,551

$34,284,514	$82,752,971	$118,794,474	$74,101,142
199,581	(59,171)	18,471	71
(2,804,369)	(25,216,595)	(3,233,389)	338
(750,702)	(3,912,348)	285,509	—
$30,929,024	$53,564,857	$115,865,065	$74,101,551

1,406,797	2,906,971	4,801,058	74,101,143
$21.99	$18.43	$24.13	$1.00

See notes to financial statements	TIAA-CREF Life Funds ■ 2009 Annual Report	79

STATEMENTS OF OPERATIONS

TIAA-CREF LIFE FUNDS  ■  FOR THE YEAR ENDED DECEMBER 31, 2009

Growth Equity Fund

INVESTMENT INCOME
Dividends	$353,535
Foreign taxes withheld	(3,633)
Interest	20
Total income	349,922

EXPENSES
Investment management fees	71,010
Trustee fees and expenses	250
Interest expense	495
Other expenses	1,112
Total expenses	72,867

Net investment income (loss)	277,055

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss):
Portfolio investments	(976,992)
Futures transactions	—
Foreign currency transactions	(3,585)
Net realized gain (loss) on total investments	(980,577)

Change in unrealized appreciation (depreciation) on:
Portfolio investments	9,719,199
Futures transactions	—
Translation of assets (other than portfolio investments) and liabilities denominated in foreign currencies	(84)
Net change in unrealized appreciation (depreciation) on total investments	9,719,115
Net realized and unrealized gain (loss) on total investments	8,738,538
Net increase (decrease) in net assets resulting from operations	$9,015,593

80	2009 Annual Report ■ TIAA-CREF Life Funds	See notes to financial statements

Growth & Income Fund	International Equity Fund	Large-Cap Value Fund	Small-Cap Equity Fund

$1,135,530	$1,774,046	$1,074,570	$514,724
(3,105)	(213,193)	(3,949)	—
—	1,131	26	—
1,132,425	1,561,984	1,070,647	514,724

129,764	217,208	108,396	35,852
536	723	427	330
82	6,336	888	289
1,502	973	1,512	1,912
131,884	225,240	111,223	38,383

1,000,541	1,336,744	959,424	476,341

(2,189,370)	(9,934,481)	2,469,327	(4,279,467)
—	—	—	—
(2,594)	(186,202)	2,764	1
(2,191,964)	(10,120,683)	2,472,091	(4,279,466)

15,372,788	30,375,759	9,297,350	13,023,616
—	—	—	—

(32)	81,045	83	—
15,372,756	30,456,804	9,297,433	13,023,616
13,180,792	20,336,121	11,769,524	8,744,150
$14,181,333	$21,672,865	$12,728,948	$9,220,491

See notes to financial statements	TIAA-CREF Life Funds ■ 2009 Annual Report	81

STATEMENTS OF OPERATIONS

TIAA-CREF LIFE FUNDS  ■  FOR THE YEAR ENDED DECEMBER 31, 2009

Stock Index Fund

INVESTMENT INCOME
Dividends	$2,739,786
Foreign taxes withheld	(31)
Interest	823
Total income	2,740,578

EXPENSES
Investment management fees	75,775
Trustee fees and expenses	1,255
Interest expense	133
Other expenses	1,712
Total expenses	78,875

Net investment income (loss)	2,661,703

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss):
Portfolio investments	(2,840,826)
Futures transactions	735,008
Foreign currency transactions	(6)
Net realized gain (loss) on total investments	(2,105,824)

Change in unrealized appreciation (depreciation) on:
Portfolio investments	32,914,400
Futures transactions	15,841
Translation of assets (other than portfolio investments) and liabilities denominated in foreign currencies	—
Net change in unrealized appreciation (depreciation) on total investments	32,930,241
Net realized and unrealized gain (loss) on total investments	30,824,417
Net increase (decrease) in net assets resulting from operations	$33,486,120

82	2009 Annual Report ■ TIAA-CREF Life Funds	See notes to financial statements

concluded

Social Choice Equity Fund	Real Estate Securities Fund	Bond Fund	Money Market Fund

$576,524	$1,466,206	$1,551	$—
(1)	(1,245)	—	—
—	89	4,635,825	676,043
576,523	1,465,050	4,637,376	676,043

17,773	100,973	102,687	60,235
220	367	1,003	1,006
86	185	394	9
1,112	912	912	32,506
19,191	102,437	104,996	93,756

557,332	1,362,613	4,532,380	582,287

(1,685,461)	(2,146,638)	673,755	1,301
—	—	—	—
(1)	—	—	—
(1,685,462)	(2,146,638)	673,755	1,301

8,615,710	11,435,566	2,202,359	—
—	—	—	—

—	16	—	—
8,615,710	11,435,582	2,202,359	—
6,930,248	9,288,944	2,876,114	1,301
$7,487,580	$10,651,557	$7,408,494	$583,588

See notes to financial statements	TIAA-CREF Life Funds ■ 2009 Annual Report	83

STATEMENTS OF CHANGES IN NET ASSETS

TIAA-CREF LIFE FUNDS  ■  FOR THE YEAR ENDED DECEMBER 31

	Growth Equity Fund
	2009	2008

OPERATIONS
Net investment income (loss)	$277,055	$333,908
Net realized gain (loss) on total investments	(980,577)	(6,411,532)
Net change in unrealized appreciation (depreciation) on total investments	9,719,115	(10,867,961)
Net increase (decrease) from operations	9,015,593	(16,945,585)

DISTRIBUTION TO SHAREHOLDERS
From net investment income	(276,980)	(304,213)
From realized gains	—	—
Total distributions	(276,980)	(304,213)

SHAREHOLDER TRANSACTIONS
Subscriptions	9,511,525	10,863,483
Reinvestments of distributions	276,980	304,213
Redemptions	(6,797,786)	(11,792,821)
Net increase (decrease) from shareholder transactions	2,990,719	(625,125)

Net increase (decrease) in net assets	11,729,332	(17,874,923)

NET ASSETS
Beginning of year	24,500,716	42,375,639
End of year	$36,230,048	$24,500,716

Undistributed net investment income (loss) included in net assets	$7,390	$10,914

CHANGE IN FUND SHARES
Shares sold	809,825	716,552
Shares reinvested	19,898	29,167
Shares redeemed	(597,486)	(775,599)
Net increase (decrease) from shareholder transactions	232,237	(29,880)

84	2009 Annual Report ■ TIAA-CREF Life Funds	See notes to financial statements

Growth & Income Fund		International Equity Fund
2009	2008	2009	2008

$1,000,541	$1,298,033	$1,336,744	$3,138,416
(2,191,964)	(2,342,325)	(10,120,683)	(46,314,506)
15,372,756	(27,465,069)	30,456,804	(31,054,510)
14,181,333	(28,509,361)	21,672,865	(74,230,600)

(1,005,255)	(1,232,315)	(2,924,055)	(44,925)
—	—	—	(3,175,432)
(1,005,255)	(1,232,315)	(2,924,055)	(3,220,357)

5,732,470	9,747,804	12,923,095	16,007,106
1,005,255	1,232,315	2,924,055	3,220,357
(7,429,832)	(11,837,675)	(8,820,527)	(33,581,374)
(692,107)	(857,556)	7,026,623	(14,353,911)

12,483,971	(30,599,232)	25,775,433	(91,804,868)

53,235,095	83,834,327	68,239,799	160,044,667
$65,719,066	$53,235,095	$94,015,232	$68,239,799

$72,373	$61,228	$1,089,293	$2,852,390

282,903	402,583	1,040,957	859,460
43,764	67,896	205,341	287,789
(380,005)	(477,520)	(766,561)	(1,840,264)
(53,338)	(7,041)	479,737	(693,015)

See notes to financial statements	TIAA-CREF Life Funds ■ 2009 Annual Report	85

STATEMENTS OF CHANGES IN NET ASSETS

TIAA-CREF LIFE FUNDS  ■  FOR THE YEAR ENDED DECEMBER 31

	Large-Cap Value Fund
	2009	2008

OPERATIONS
Net investment income (loss)	$959,424	$1,454,094
Net realized gain (loss) on total investments	2,472,091	(19,006,046)
Net change in unrealized appreciation (depreciation) on total investments	9,297,433	(10,944,979)
Net increase (decrease) from operations	12,728,948	(28,496,931)

DISTRIBUTION TO SHAREHOLDERS
From net investment income	(879,669)	(924,132)
From realized gains	—	(519,566)
Total distributions	(879,669)	(1,443,698)

SHAREHOLDER TRANSACTIONS
Subscriptions	9,279,319	8,638,893
Reinvestments of distributions	879,669	1,443,698
Redemptions	(7,863,888)	(11,190,107)
Net increase (decrease) from shareholder transactions	2,295,100	(1,107,516)

Net increase (decrease) in net assets	14,144,379	(31,048,145)

NET ASSETS
Beginning of year	40,302,321	71,350,466
End of year	$54,446,700	$40,302,321

Undistributed net investment income (loss) included in net assets	$542,611	$465,581

CHANGE IN FUND SHARES
Shares sold	471,071	331,687
Shares reinvested	38,447	82,403
Shares redeemed	(408,075)	(438,532)
Net increase (decrease) from shareholder transactions	101,443	(24,442)

86	2009 Annual Report ■ TIAA-CREF Life Funds	See notes to financial statements

continued

Small-Cap Equity Fund		Stock Index Fund
2009	2008	2009	2008

$476,341	$650,144	$2,661,703	$3,341,112
(4,279,466)	(8,796,829)	(2,105,824)	(4,973,662)
13,023,616	(8,818,950)	32,930,241	(65,630,093)
9,220,491	(16,965,635)	33,486,120	(67,262,643)

(516,207)	(679,349)	(2,599,545)	(2,868,460)
—	—	—	(221,501)
(516,207)	(679,349)	(2,599,545)	(3,089,961)

3,720,679	7,958,161	20,777,504	15,384,081
516,207	679,349	2,599,545	3,089,961
(4,629,229)	(8,251,873)	(14,888,237)	(19,522,105)
(392,343)	385,637	8,488,812	(1,048,063)

8,311,941	(17,259,347)	39,375,387	(71,400,667)

34,608,900	51,868,247	112,938,447	184,339,114
$42,920,841	$34,608,900	$152,313,834	$112,938,447

$(23,725)	$(15,443)	$568,880	$516,522

199,788	328,495	1,060,212	588,717
23,284	38,998	107,731	162,629
(255,684)	(353,235)	(763,487)	(742,654)
(32,612)	14,258	404,456	8,692

See notes to financial statements	TIAA-CREF Life Funds ■ 2009 Annual Report	87

STATEMENTS OF CHANGES IN NET ASSETS

TIAA-CREF LIFE FUNDS  ■  FOR THE YEAR ENDED DECEMBER 31

	Social Choice Equity Fund
	2009	2008

OPERATIONS
Net investment income (loss)	$557,332	$659,040
Net realized gain (loss) on total investments	(1,685,462)	(931,677)
Net change in unrealized appreciation (depreciation) on total investments	8,615,710	(13,322,154)
Net increase (decrease) from operations	7,487,580	(13,594,791)

DISTRIBUTION TO SHAREHOLDERS
From net investment income	(569,669)	(446,427)
From realized gains	—	(124,901)
Total distributions	(569,669)	(571,328)

SHAREHOLDER TRANSACTIONS
Subscriptions	1,839,152	2,558,061
Reinvestments of distributions	569,669	571,328
Redemptions	(2,335,259)	(2,908,341)
Net increase (decrease) from shareholder transactions	73,562	221,048

Net increase (decrease) in net assets	6,991,473	(13,945,071)

NET ASSETS
Beginning of year	23,937,551	37,882,622
End of year	$30,929,024	$23,937,551

Undistributed net investment income (loss) included in net assets	$199,581	$213,737

CHANGE IN FUND SHARES
Shares sold	99,713	110,247
Shares reinvested	26,252	34,480
Shares redeemed	(135,063)	(125,467)
Net increase (decrease) from shareholder transactions	(9,098)	19,260

88	2009 Annual Report ■ TIAA-CREF Life Funds	See notes to financial statements

continued

Real Estate Securities Fund		Bond Fund
2009	2008	2009	2008

$1,362,613	$1,903,435	$4,532,380	$4,741,292
(2,146,638)	(21,122,885)	673,755	(2,732,912)

11,435,582	(8,451,792)	2,202,359	(1,723,747)
10,651,557	(27,671,242)	7,408,494	284,633

(1,742,222)	(2,911,239)	(4,516,061)	(4,741,808)
—	—	—	—
(1,742,222)	(2,911,239)	(4,516,061)	(4,741,808)

4,350,296	8,623,675	25,171,346	15,005,262
1,742,222	2,911,239	4,516,061	4,741,808
(5,082,859)	(12,057,843)	(8,667,599)	(9,998,479)
1,009,659	(522,929)	21,019,808	9,748,591

9,918,994	(31,105,410)	23,912,241	5,291,416

43,645,863	74,751,273	91,952,824	86,661,408
$53,564,857	$43,645,863	$115,865,065	$91,952,824

$(59,171)	$(740,211)	$18,471	$2,152

325,249	341,472	1,042,646	611,040
96,683	195,648	185,388	201,865
(377,937)	(495,414)	(360,265)	(409,226)
43,995	41,706	867,769	403,679

See notes to financial statements	TIAA-CREF Life Funds ■ 2009 Annual Report	89

STATEMENTS OF CHANGES IN NET ASSETS	concluded

TIAA-CREF LIFE FUNDS  ■  FOR THE YEAR ENDED DECEMBER 31

	Money Market Fund
	2009	2008

OPERATIONS
Net investment income (loss)	$582,287	$3,014,576
Net realized gain (loss) on total investments	1,301	567
Net change in unrealized appreciation (depreciation) on total investments	—	—
Net increase (decrease) from operations	583,588	3,015,143

DISTRIBUTION TO SHAREHOLDERS
From net investment income	(583,331)	(3,014,576)
From realized gains	–	–
Total distributions	(583,331)	(3,014,576)

SHAREHOLDER TRANSACTIONS
Subscriptions	73,630,960	75,913,003
Reinvestments of distributions	583,334	3,014,605
Redemptions	(117,434,730)	(62,050,733)
Net increase (decrease) from shareholder transactions	(43,220,436)	16,876,875

Net increase (decrease) in net assets	(43,220,179)	16,877,442

NET ASSETS
Beginning of year	117,321,730	100,444,288
End of year	$74,101,551	$117,321,730

Undistributed net investment income (loss) included in net assets	$71	$71

CHANGE IN FUND SHARES
Shares sold	73,630,960	75,913,004
Shares reinvested	583,334	3,014,605
Shares redeemed	(117,434,730)	(62,050,733)
Net increase (decrease) from shareholder transactions	(43,220,436)	16,876,876

90	2009 Annual Report ■ TIAA-CREF Life Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS

TIAA-CREF LIFE FUNDS  ■  FOR THE YEAR ENDED

	Growth Equity Fund
	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of year	$10.55	$18.02	$14.91	$14.23	$13.58

Gain (loss) from investment operations:
Net investment income (a)	0.11	0.14	0.13	0.11	0.09
Net realized and unrealized gain (loss) on total investments	3.63	(7.48)	3.10	0.69	0.65
Total gain (loss) from investment operations	3.74	(7.34)	3.23	0.80	0.74

Less distributions from:
Net investment income	(0.11)	(0.13)	(0.12)	(0.12)	(0.09)
Total distributions	(0.11)	(0.13)	(0.12)	(0.12)	(0.09)
Net asset value, end of year	$14.18	$10.55	$18.02	$14.91	$14.23

TOTAL RETURN	35.47%	(40.71% )	21.68%	5.62%	5.43%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$36,230	$24,501	$42,376	$28,180	$29,517
Ratio of expenses to average net assets	0.26%	0.28%	0.26%	0.25%	0.26%
Ratio of net investment income to average net assets	0.98%	0.98%	0.81%	0.79%	0.66%
Portfolio turnover rate	257%	253%	154%	98%	106%

See notes to financial highlights.

See notes to financial statements	TIAA-CREF Life Funds ■ 2009 Annual Report	91

FINANCIAL HIGHLIGHTS TIAA-CREF LIFE FUNDS ■ FOR THE YEAR ENDED	continued

	Growth & Income Fund
	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of year	$18.50	$29.06	$24.82	$21.56	$20.49

Gain (loss) from investment operations:
Net investment income (a)	0.36	0.46	0.43	0.37	0.29
Net realized and unrealized gain (loss) on total investments	4.77	(10.58)	4.21	3.26	1.06
Total gain (loss) from investment operations	5.13	(10.12)	4.64	3.63	1.35

Less distributions from:
Net investment income	(0.36)	(0.44)	(0.40)	(0.37)	(0.28)
Total distributions	(0.36)	(0.44)	(0.40)	(0.37)	(0.28)
Net asset value, end of year	$23.27	$18.50	$29.06	$24.82	$21.56

TOTAL RETURN	27.76%	(34.80% )	18.68%	16.85%	6.57%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$65,719	$53,235	$83,834	$59,798	$51,627
Ratio of expenses to average net assets	0.23%	0.23%	0.24%	0.23%	0.23%
Ratio of net investment income to average net assets	1.77%	1.87%	1.56%	1.63%	1.41%
Portfolio turnover rate	141%	135%	88%	119%	205%

See notes to financial highlights.

92	2009 Annual Report ■ TIAA-CREF Life Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS TIAA-CREF LIFE FUNDS ■ FOR THE YEAR ENDED	continued

	International Equity Fund
	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of year	$11.43	$24.02	$25.01	$19.54	$17.25

Gain (loss) from investment operations:
Net investment income (a)	0.22	0.51	0.42	0.35	0.31
Net realized and unrealized gain (loss) on total investments	3.40	(12.53)	4.26	5.50	2.28
Total gain (loss) from investment operations	3.62	(12.02)	4.68	5.85	2.59

Less distributions from:
Net investment income	(0.47)	(0.01)	(0.53)	(0.38)	(0.30)
Net realized gains	—	(0.56)	(5.14)	—	—
Total distributions	(0.47)	(0.57)	(5.67)	(0.38)	(0.30)
Net asset value, end of year	$14.58	$11.43	$24.02	$25.01	$19.54

TOTAL RETURN	31.74%	(50.00% )	19.34%	29.95%	15.01%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$94,015	$68,240	$160,045	$111,142	$72,597
Ratio of expenses to average net assets	0.30%	0.32%	0.33%	0.29%	0.31%
Ratio of net investment income to average net assets	1.78%	2.79%	1.51%	1.59%	1.75%
Portfolio turnover rate	116%	185%	190%	146%	153%

See notes to financial highlights.

See notes to financial statements	TIAA-CREF Life Funds ■ 2009 Annual Report	93

FINANCIAL HIGHLIGHTS TIAA-CREF LIFE FUNDS ■ FOR THE YEAR ENDED	continued

	Large-Cap Value Fund
	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of year	$17.87	$31.30	$36.02	$32.04	$33.07

Gain (loss) from investment operations:
Net investment income (a)	0.42	0.66	0.71	0.64	0.72
Net realized and unrealized gain (loss) on total investments	5.20	(13.42)	(0.34)	6.26	0.95
Total gain (loss) from investment operations	5.62	(12.76)	0.37	6.90	1.67

Less distributions from:
Net investment income	(0.38)	(0.43)	(0.76)	(0.61)	(0.70)
Net realized gains	—	(0.24)	(4.33)	(2.31)	(2.00)
Total distributions	(0.38)	(0.67)	(5.09)	(2.92)	(2.70)
Net asset value, end of year	$23.11	$17.87	$31.30	$36.02	$32.04

TOTAL RETURN	31.45%	(40.74% )	0.91%	21.58%	4.94%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$54,447	$40,302	$71,350	$66,917	$49,028
Ratio of expenses to average net assets	0.25%	0.26%	0.27%	0.24%	0.25%
Ratio of net investment income to average net assets	2.12%	2.60%	1.88%	1.83%	2.17%
Portfolio turnover rate	149%	172%	133%	102%	112%

See notes to financial highlights.

94	2009 Annual Report ■ TIAA-CREF Life Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS TIAA-CREF LIFE FUNDS ■ FOR THE YEAR ENDED	continued

	Small-Cap Equity Fund
	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of year	$17.99	$27.17	$32.12	$30.02	$33.43

Gain (loss) from investment operations:
Net investment income (a)	0.25	0.34	0.37	0.37	0.33
Net realized and unrealized gain (loss) on total investments	4.74	(9.16)	(2.10)	4.95	1.30
Total gain (loss) from investment operations	4.99	(8.82)	(1.73)	5.32	1.63

Less distributions from:
Net investment income	(0.28)	(0.36)	(0.44)	(0.38)	(0.37)
Net realized gains	—	—	(2.69)	(2.84)	(4.67)
Return of Capital	—	—	(0.09)	—	—
Total distributions	(0.28)	(0.36)	(3.22)	(3.22)	(5.04)
Net asset value, end of year	$22.70	$17.99	$27.17	$32.12	$30.02

TOTAL RETURN	27.75%	(32.42% )	(5.62% )	17.84%	4.58%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$42,921	$34,609	$51,868	$57,190	$45,332
Ratio of expenses to average net assets	0.11%	0.11%	0.11%	0.10%	0.12%
Ratio of net investment income to average net assets	1.33%	1.45%	1.13%	1.12%	1.01%
Portfolio turnover rate	107%	123%	135%	246%	400%

See notes to financial highlights.

See notes to financial statements	TIAA-CREF Life Funds ■ 2009 Annual Report	95

FINANCIAL HIGHLIGHTS TIAA-CREF LIFE FUNDS ■ FOR THE YEAR ENDED	continued

	Stock Index Fund
	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of year	$19.39	$31.70	$30.94	$27.45	$26.31

Gain (loss) from investment operations:
Net investment income (a)	0.44	0.58	0.59	0.51	0.46
Net realized and unrealized gain (loss) on total investments	5.05	(12.34)	1.02	3.77	1.14
Total gain (loss) from investment operations	5.49	(11.76)	1.61	4.28	1.60

Less distributions from:
Net investment income	(0.42)	(0.51)	(0.60)	(0.52)	(0.46)
Net realized gains	—	(0.04)	(0.25)	(0.27)	—
Total distributions	(0.42)	(0.55)	(0.85)	(0.79)	(0.46)
Net asset value, end of year	$24.46	$19.39	$31.70	$30.94	$27.45

TOTAL RETURN	28.36%	(37.08% )	5.16%	15.62%	6.04%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$152,314	$112,938	$184,339	$171,015	$152,936
Ratio of expenses to average net assets	0.06%	0.06%	0.06%	0.06%	0.06%
Ratio of net investment income to average net assets	2.11%	2.19%	1.82%	1.75%	1.73%
Portfolio turnover rate	7%	7%	13%	14%	8%

See notes to financial highlights.

96	2009 Annual Report ■ TIAA-CREF Life Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS TIAA-CREF LIFE FUNDS ■ FOR THE YEAR ENDED	continued

	Social Choice Equity Fund
	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of year	$16.91	$27.12	$26.94	$24.02	$22.75

Gain (loss) from investment operations:
Net investment income (a)	0.40	0.48	0.51	0.43	0.38
Net realized and unrealized gain (loss) on total investments	5.09	(10.28)	0.64	3.08	1.24
Total gain (loss) from investment operations	5.49	(9.80)	1.15	3.51	1.62

Less distributions from:
Net investment income	(0.41)	(0.32)	(0.51)	(0.43)	(0.35)
Net realized gains	—	(0.09)	(0.46)	(0.16)	—
Total distributions	(0.41)	(0.41)	(0.97)	(0.59)	(0.35)
Net asset value, end of year	$21.99	$16.91	$27.12	$26.94	$24.02

TOTAL RETURN	32.51%	(36.09% )	4.25%	14.64%	7.11%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$30,929	$23,938	$37,883	$35,931	$32,557
Ratio of expenses to average net assets	0.08%	0.07%	0.07%	0.07%	0.07%
Ratio of net investment income to average net assets	2.20%	2.06%	1.81%	1.69%	1.63%
Portfolio turnover rate	15%	17%	12%	19%	8%

See notes to financial highlights.

See notes to financial statements	TIAA-CREF Life Funds ■ 2009 Annual Report	97

FINANCIAL HIGHLIGHTS TIAA-CREF LIFE FUNDS ■ FOR THE YEAR ENDED	continued

	Real Estate Securities Fund
	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of year	$15.24	$26.50	$38.04	$30.98	$33.89

Gain (loss) from investment operations:
Net investment income (a)	0.49	0.70	0.60	0.82	0.96
Net realized and unrealized gain (loss) on total investments	3.32	(10.87)	(6.68)	9.63	1.51
Total gain (loss) from investment operations	3.81	(10.17)	(6.08)	10.45	2.47

Less distributions from:
Net investment income	(0.62)	(1.09)	(1.31)	(1.09)	(1.38)
Net realized gains	—	—	(4.15)	(2.30)	(4.00)
Total distributions	(0.62)	(1.09)	(5.46)	(3.39)	(5.38)
Net asset value, end of year	$18.43	$15.24	$26.50	$38.04	$30.98

TOTAL RETURN	25.11%	(38.27% )	(16.12% )	34.05%	7.19%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$53,565	$43,646	$74,751	$104,705	$70,659
Ratio of expenses to average net assets	0.25%	0.26%	0.27%	0.25%	0.29%
Ratio of net investment income to average net assets	3.37%	2.94%	1.62%	2.30%	2.80%
Portfolio turnover rate	65%	97%	111%	117%	239%

See notes to financial highlights.

98	2009 Annual Report ■ TIAA-CREF Life Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS TIAA-CREF LIFE FUNDS ■ FOR THE YEAR ENDED	continued

	Bond Fund
	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of year	$23.38	$24.55	$24.41	$24.44	$24.88

Gain (loss) from investment operations:
Net investment income (a)	1.06	1.29	1.29	1.21	1.10
Net realized and unrealized gain (loss) on total investments	0.68	(1.19)	0.07	(0.06)	(0.48)
Total gain from investment operations	1.74	0.10	1.36	1.15	0.62

Less distributions from:
Net investment income	(0.99)	(1.27)	(1.22)	(1.18)	(1.06)
Total distributions	(0.99)	(1.27)	(1.22)	(1.18)	(1.06)
Net asset value, end of year	$24.13	$23.38	$24.55	$24.41	$24.44

TOTAL RETURN	7.40%	0.39%	5.60%	4.70%	2.51%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$115,865	$91,953	$86,661	$71,761	$66,434
Ratio of expenses to average net assets	0.10%	0.10%	0.10%	0.10%	0.10%
Ratio of net investment income to average net assets	4.41%	5.27%	5.18%	4.88%	4.35%
Portfolio turnover rate	147%	92%	97%	76%	78%

See notes to financial highlights.

See notes to financial statements	TIAA-CREF Life Funds ■ 2009 Annual Report	99

FINANCIAL HIGHLIGHTS TIAA-CREF LIFE FUNDS ■ FOR THE YEAR ENDED	continued

	Money Market Fund
	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Gain (loss) from investment operations:
Net investment income (a)	0.01	0.03	0.05	0.05	0.03
Net realized and unrealized gain on total investments	0.00 (b)	—	—	—	—
Total gain from investment operations	0.01	0.03	0.05	0.05	0.03

Less distributions from:
Net investment income	(0.01)	(0.03)	(0.05)	(0.05)	(0.03)
Total distributions	(0.01)	(0.03)	(0.05)	(0.05)	(0.03)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

TOTAL RETURN	0.54%	2.86%	5.34%	5.10%	3.25%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$74,102	$117,322	$100,444	$53,894	$37,185
Ratio of expenses to average net assets	0.09%	0.07%	0.06%	0.06%	0.06%
Ratio of net investment income to average net assets	0.58%	2.80%	5.19%	4.99%	3.24%

See notes to financial highlights.

100	2009 Annual Report ■ TIAA-CREF Life Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS (NOTES) TIAA-CREF LIFE FUNDS	concluded

(a)	Based on average shares outstanding.

(b)	Amount represents less than $0.01 per share.

See notes to financial statements	TIAA-CREF Life Funds ■ 2009 Annual Report	101

NOTES TO FINANCIAL STATEMENTS

TIAA-CREF LIFE FUNDS

Note 1—organization and significant accounting policies

TIAA-CREF Life Funds (the “Trust”) is a Delaware statutory trust that was organized on August 13, 1998, and is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940 as an open-end management investment company. The Trust currently consists of ten series (the “Funds” or individually, the “Fund”).

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which may require the use of estimates made by management and the evaluation of subsequent events through February 22, 2010. Actual results may differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Funds.

The Net Asset Value (“NAV”) for financial reporting purposes may differ from the NAV for processing transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing transactions.

Security valuation: For all Funds (other than the Money Market Fund), investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the financial statements. Investments held by the Money Market Fund are recorded at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity.

Accounting for investments and investment income: Securities transactions are accounted for as of the trade date for financial statement purposes. Interest income is recorded as earned and includes accretion of discounts and amortization of premiums using the effective yield method. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, as soon thereafter as the Funds are informed of the ex-dividend date. Realized gains and losses on securities transactions are based upon the specific identification method.

Distributions received from Real Estate Investment Trusts (“REITs”) are recorded on the ex-dividend date. Each REIT reports annually the tax character of its distributions. Dividend income, realized gains and unrealized appreciation (depreciation) reflect the amounts of taxable income, capital gain and return of capital reported by each REIT, and management’s estimates of such amounts for REIT distributions for which actual information has not been reported.

Dollar rolls transactions: The Funds may enter into mortgage dollar rolls in which the Fund sells mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the securities. The Fund is compensated by the interest earned on the cash proceeds of the initial sale and by

102	2009 Annual Report ■ TIAA-CREF Life Funds

the lower repurchase price at the future date. The difference between the sales proceeds and the lower repurchase price is recorded as a realized gain. The Fund maintains a segregated account, the dollar value of which is at least equal to its obligations with respect to dollar rolls.

Cash: The Funds hold cash with the custodian. The Funds are charged a fee for overdrafts.

Foreign currency transactions and translation: Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Securities lending: The Funds (other than the Money Market Fund) may lend their security to qualified institutional borrowers to earn additional income. Security loans are required to be collateralized by an amount that is at least equal to the market value of the outstanding securities on loan. The Funds invest cash collateral received in the State Street Navigator Securities Lending Prime Portfolio and record a liability for the return of the collateral during the period the securities are on loan. Securities lending income represents the income earned on investing cash collateral, less expenses associated with the loan. The Funds bear the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. As of December 31, 2009, the Funds did not have any securities out on loan.

Futures contracts: The Funds are subject to equity price risk and interest rate risk in the normal course of pursuing their investment objectives. The Funds (other than the Money Market Fund) may use futures contracts to manage exposure to the equity and credit markets and for cash management purposes to remain highly invested in these markets while minimizing transaction costs. Buying futures contracts tends to increase exposure to the underlying instrument/index, while selling futures contracts tends to decrease exposure to the underlying instrument/index or hedge other investments. Initial margin deposits are made upon entering into a futures contract and variation margin payments are made or received reflecting changes in the value of the futures contracts. Futures contracts are valued at the last sale price as of the close of the board of trade or exchange on which they are traded. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts, or if the counterparties do not perform in accordance with contractual provisions. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded funds, guarantees the futures against default.

TIAA-CREF Life Funds ■ 2009 Annual Report	103

NOTES TO FINANCIAL STATEMENTS

Securities purchased on a when-issued or delayed-delivery basis: The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time a Fund enters into such transactions, it is required to have segregated assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments.

Treasury Inflation-Protected Securities: The Funds (other than the Money Market Fund) may invest in Treasury Inflation-Protected Securities, specially structured bonds in which the principal amount is adjusted periodically to keep pace with inflation, as measured by the U.S. Consumer Price Index. The adjustments for interest income or loss due to inflation or deflation are reflected in interest income in the Statements of Operations.

Restricted securities: Restricted securities held by the Funds, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities that are widely held and publicly traded.

Distributions to shareholders: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

Undistributed net investment income (loss) and accumulated net realized gain (loss) on investments may include temporary and permanent book and tax differences. Temporary differences will reverse in subsequent periods and are generally due to differing book and tax treatments for the timing and recognition of gains and losses on securities, forwards, and futures, including post-October losses. Permanent differences will result in reclassifications among the respective components of net assets and are generally due to REIT adjustments, foreign currency transactions, distribution reclassification, and gains on certain equity securities designated and issued by “passive foreign investment companies”.

Income taxes: The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code (“Code”) and will not be subject to income taxes to the extent that they distribute all taxable income each year and comply with various other Code requirements. Therefore, no federal income tax provision is required. Management has analyzed the Funds’ tax positions taken for all open federal income tax years (2005-2009) and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to a Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

For the year ended December 31, 2009, permanent book and tax differences resulting primarily from differing treatments for foreign currency transactions,

104	2009 Annual Report ■ TIAA-CREF Life Funds

continued

dividend reclassifications, expiration of capital loss carryovers and gains and losses from the sale of stock and passive foreign investment companies were identified and reclassified among the components of the Funds’ net assets. Net investment income and net realized gains (losses), as disclosed on the Statements of Operations, and net assets were not affected by these reclassifications.

Foreign taxes: The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Funds invest.

Trustee compensation: The Funds pay the Board of Trustees (“Trustees”), all of whom are independent, certain remuneration for their services, plus travel and other expenses incurred in attending Board meetings. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, Trustees participate in a long-term compensation plan. Amounts deferred are retained by the Funds. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statements of Assets and Liabilities. Trustees’ fees, including any deferred and long-term compensation, incurred for the period ended December 31, 2009, are reflected in the Statements of Operations.

Indemnification: In the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred. Also, under the Funds’ organizational documents, the trustees and officers of the Funds are indemnified against certain liabilities that may arise out of their duties to the Funds. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

Guarantee program: On October 7, 2008, the Board of Trustees of the TIAA-CREF Life Funds approved the participation of the TIAA-CREF Life Money Market Fund in the U.S. Treasury Department’s Temporary Guarantee Program for Money Market Funds (the “Program”). The Program expired on September 18, 2009. The Fund paid a total of $31,407 to the Program during the year ended December 31, 2009, which is included in Other expenses on the Statement of Operations.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board of Trustees. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1—quoted prices in active markets for identical securities
•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

TIAA-CREF Life Funds ■ 2009 Annual Report	105

NOTES TO FINANCIAL STATEMENTS

•	Level 3—significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value follows:

Exchange-traded equity securities, common and preferred stock: Equity securities listed or traded on a national market or exchange are valued based on their sale price on such market or exchange at the close of business on the date of valuation, or at the mean of the closing bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Foreign investments are valued at the last sale price or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Funds’ net assets are calculated, such securities may be valued at fair value in accordance with procedures adopted by the Board of Trustees. Foreign securities are generally categorized in Level 2 of the fair value hierarchy.

Debt securities: Debt securities will generally be valued using prices provided by a pricing service which may employ various indications of value including but not limited to broker-dealer quotations. Certain debt securities, other than money market instruments, are valued based on the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Debt securities are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, yields, or any other key inputs are unobservable, they are categorized in Level 3 of the hierarchy.

Short-term investments: Prior to May 1, 2009, all short-term investments (other than those in the Money Market Fund), with maturities of one year or less, were valued in the same manner as debt securities. Effective May 1, 2009, short-term investments with maturities of 60 days or less are valued at amortized cost. Short-term investments with maturities in excess of 60 days are valued in the same manner as debt securities. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy;

106	2009 Annual Report ■ TIAA-CREF Life Funds

continued

otherwise they would be categorized as Level 3. Short-term investments in the Money Market Fund are all valued at amortized cost. Money Market Fund investments are categorized as Level 2 in the fair value hierarchy.

Investments in registered investment companies: These investments are valued at their NAV on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

Futures contracts: Stock and bond index futures and options, which are traded on commodities exchanges, are valued at the last sales price as of the close of such commodities exchanges and are categorized in Level 1 of the fair value hierarchy.

The portfolio securities for which market quotations are not readily available are valued at fair value, as determined in good faith using procedures approved by the Board of Trustees. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

As of December 31, 2009, 100% of the investments in the Growth Equity Fund, Small-Cap Equity Fund, Stock Index Fund, Social Choice Equity Fund, and the Real Estate Securities Fund were valued based on Level 1 inputs.

As of December 31, 2009, 100% of the investments in the Money Market Fund were valued based on Level 2 inputs.

The following is a summary of the inputs used to value the remaining Funds’ investments as of December 31 , 2009:

Fund	Level 1	Level 2	Level 3	Total
Growth & Income
Domestic Common Stocks	$62,513,006	$—	$—	$62,513,006
Foreign Common Stocks
Business Services	195,459	—	—	195,459
Chemicals and Allied Products	625,516	185,806	—	811,322
Food and Kindred Products	127,923	703,119	—	831,042
Metal Mining	218,741	410,773	—	629,514
Oil and Gas Extraction	287,510	105,909	—	393,419
Total	$63,968,155	$1,405,607	$—	$65,373,762
International Equity
Domestic Common Stocks
Holdings and Other Investment Offices	$1,324,300	$—	$—	$1,324,300
Industrial Machinery and Equipment	285,129	—	—	285,129
Foreign Common Stocks	—	93,271,529	—	93,271,529
Total	$1,609,429	$93,271,529	$—	$94,880,958

TIAA-CREF Life Funds ■ 2009 Annual Report	107

NOTES TO FINANCIAL STATEMENTS

Fund	Level 1	Level 2	Level 3	Total
Large-Cap Value
Domestic Common Stocks	$51,400,753	$—	$—	$51,400,753
Foreign Common Stocks
Amusement and Recreation Services	39,365	—	—	39,365
Chemicals and Allied Products	690,921	368,561	—	1,059,482
Communications	—	103,036	—	103,036
Depository Institutions	—	60,356	—	60,356
Electronic and Other Electric Equipment	—	367,148	—	367,148
Food and Kindred Products	573,154	—	—	573,154
Hotels and Other Lodging Places	—	349,177	—	349,177
Metal Mining	—	299,429	—	299,429
Oil and Gas Extraction	—	89,148	—	89,148
Paper and Allied Products	—	2,626	—	2,626
Real Estate	—	26,507	—	26,507
Preferred Stock	287,628	—	—	287,628
Total	$52,991,821	$1,665,988	$—	$54,657,809
Bond
Corporate Bonds	$—	$32,439,357	$—	$32,439,357
Government Bonds	—	71,129,985	—	71,129,985
Structured Assets	—	7,027,290	—	7,027,290
Preferred Stocks	24,784	—	—	24,784
Total	$24,784	$110,596,632	$—	$110,621,416

Please see the Summary Portfolios of Investments for a detailed breakout by industry.

Note 3—investment adviser and affiliates

Teachers Advisors, Inc. (“Advisors”), a wholly owned subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”) and a registered investment adviser, provides investment advisory services for the Funds pursuant to an Investment Management Agreement between Advisors and the Funds. Under the terms of the Investment Management Agreement, each Fund pays a fee for investment management services, based on the average daily net assets of each Fund. For the period ended December 31, 2009, Advisors received the following annualized percentage of each Fund’s average daily net assets:

Fund	Investment Management Fee
Growth Equity	0.25%
Growth & Income	0.23%
International Equity	0.29%
Large-Cap Value	0.24%
Small-Cap Equity	0.10%
Stock Index	0.06%
Social Choice Equity	0.07%
Real Estate Securities	0.25%
Bond	0.10%
Money Market	0.06%

108	2009 Annual Report ■ TIAA-CREF Life Funds

continued

Total investment management fees incurred for each Fund for the period ended December 31, 2009, are reflected in the Statements of Operations.

At a meeting held on December 8, 2009, the Trustees unanimously approved the adoption of a New Investment Advisory agreement (“New Advisory Agreement”) for all of the Funds in the Trust. The New Advisory Agreement is subject to shareholder approval. A special shareholder meeting to vote on the New Advisory Agreement is scheduled for March 23, 2010.

The Funds may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board of Trustees, pursuant to the Investment Company Act of 1940. These transactions are effected at market rates without incurring broker commissions.

Certain registered separate accounts (the “Account”) of TIAA-CREF Life Insurance Company (“TIAA-CREF Life”), which is a wholly owned subsidiary of TIAA, have various sub-accounts which invest in the Funds. Additionally, at the commencement of operations of each of these Funds, TIAA, an affiliate, invested in each Fund.

The following is the percentage of the Funds’ shares owned by affiliates as of December 31, 2009:

Underlying Fund	TIAA	TIAA-CREF Life	Total
Growth Equity	—	100%	100%
Growth & Income	17%	83%	100%
International Equity	24%	76%	100%
Large-Cap Value	38%	62%	100%
Small-Cap Equity	46%	54%	100%
Stock Index	—	100%	100%
Social Choice Equity	34%	66%	100%
Real Estate Securities	48%	52%	100%
Bond	54%	46%	100%
Money Market	—	100%	100%

Note 4—investments

At December 31, 2009, net unrealized appreciation (depreciation) based on the aggregate cost of portfolio investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows (excludes the Money Market Fund):

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Growth Equity	$32,519,888	$4,176,431	$(546,226)	$3,630,205
Growth & Income	62,196,505	6,594,278	(3,417,021)	3,177,257
International Equity	91,791,260	9,097,788	(6,008,090)	3,089,698
Large-Cap Value	56,178,161	2,692,489	(4,212,841)	(1,520,352)
Small-Cap Equity	40,175,166	5,927,936	(3,251,206)	2,676,730
Stock Index	156,177,513	28,800,898	(34,539,277)	(5,738,379)
Social Choice Equity	31,728,308	5,758,823	(6,720,736)	(961,913)
Real Estate Securities	60,255,697	2,822,492	(10,351,603)	(7,529,111)
Bond	110,351,915	3,275,449	(3,005,948)	269,501

TIAA-CREF Life Funds ■ 2009 Annual Report	109

NOTES TO FINANCIAL STATEMENTS

At December 31, 2009, the Funds held the following open futures contracts:

Fund	Future	Number of Contracts	Market Value	Expiration Date	Unrealized Gain
Stock Index	E-mini S&P Mid Cap 400	2	$144,980	March 2010	$4,286
	E-mini S&P 500	23	1,277,305	March 2010	6,937
	Russell 2000 Mini Index	3	187,170	March 2010	4,618
			$1,609,455		$15,841

The Stock Index Fund purchased 292 equity futures contracts with a notional cost of $14,189,643 and sold 264 equity futures contracts with a notional value of $13,331,037 during the period ended December 31, 2009. For the Stock Index Fund, realized gain (loss) and change in unrealized appreciation (depreciation) on futures transactions is reported separately on the Statement of Operations.

Purchases and sales of securities (other than short-term money market instruments) for all of the Funds for the period ended December 31, 2009, were as follows:

Fund	Non-U.S. Government Purchases	U.S. Government Purchases	Non-U.S. Government Sales	U.S. Government Sales
Growth Equity	$75,672,297	$—	$72,610,812	$—
Growth & Income	79,148,512	—	79,705,671	—
International Equity	93,956,290	—	85,046,962	—
Large-Cap Value	69,565,611	—	66,805,978	—
Small-Cap Equity	38,318,753	—	38,706,900	—
Stock Index	16,552,795	—	8,568,959	—
Social Choice Equity	4,038,755	—	3,783,373	—
Real Estate Securities	27,605,077	—	26,198,361	—
Bond	38,213,655	140,027,470	27,264,471	120,262,386

Note 5—distributions to shareholders and other tax items

The tax character of distributions paid to shareholders during the years ended December 31, 2009 and 2008 were as follows:

	2009			2008
Fund	Ordinary Income	Long-Term Capital Gains	Total	Ordinary Income	Long-Term Capital Gains	Total
Growth Equity	$276,980	$—	$276,980	$304,213	$—	$304,213
Growth & Income	1,005,255	—	1,005,255	1,232,315	—	1,232,315
International Equity	2,924,055	—	2,924,055	1,034,921	2,185,436	3,220,357
Large-Cap Value	879,669	—	879,669	924,126	519,572	1,443,698
Small-Cap Equity	516,207	—	516,207	679,349	—	679,349
Stock Index	2,599,545	—	2,599,545	2,868,444	221,517	3,089,961
Social Choice Equity	569,669	—	569,669	447,703	123,625	571,328
Real Estate Securities	1,742,222	—	1,742,222	2,911,239	—	2,911,239
Bond	4,516,061	—	4,516,061	4,741,808	—	4,741,808
Money Market	583,331	—	583,331	3,014,576	—	3,014,576

110	2009 Annual Report ■ TIAA-CREF Life Funds

continued

As of December 31, 2009, the components of accumulated earnings on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed / Accumulated Long-Term Capital Gain (Loss)	Unrealized Appreciation (Depreciation)	Capital Loss Carryover	Post- October Losses	Total
Growth Equity	$8,693	$—	$3,630,206	$(33,425,252)	$(10,816)	$(29,797,169)
Growth & Income	53,674	—	3,177,197	(14,078,814)	(7,475)	(10,855,418)
International Equity	1,302,200	—	3,147,927	(53,966,814)	(592,278)	(50,108,965)
Large-Cap Value	561,488	—	(1,520,343)	(15,324,219)	(39,938)	(16,323,012)
Small-Cap Equity	7,054	—	2,676,725	(14,201,523)	—	(11,517,744)
Stock Index	572,441	—	(5,738,380)	(6,413,359)	(5,858)	(11,585,156)
Social Choice Equity	205,003	—	(961,912)	(2,594,698)	(2,176)	(3,353,783)
Real Estate Securities	531,791	—	(7,529,147)	(21,694,241)	(494,830)	(29,186,427)
Bond	20,138	—	269,501	(3,217,381)	—	(2,927,742)
Money Market	2,076	—	—	—	—	2,076

The difference between book basis and tax basis net investment income, net realized gains and losses, and unrealized appreciation and depreciation is attributable primarily to the tax deferral of losses on wash sales, the realization, for tax purposes, of unrealized gains on investments in passive foreign investment companies and the expiration of capital loss carryovers.

As of December 31, 2009, the following Funds had capital loss carryovers, which will expire as follows:

	Growth Equity	Growth & Income	International Equity	Large-Cap Value	Small-Cap Equity
12/31/10	$12,297,132	$4,105,601	$—	$—	$—
12/31/11	10,153,999	5,101,579	—	—	—
12/31/12	3,010,278	—	—	—	—
12/31/13	761,688	—	—	—	—
12/31/14	—	—	—	—	—
12/31/15	—	—	—	—	—
12/31/16	3,425,349	—	31,802,921	11,619,381	6,676,126
12/31/17	3,776,806	4,871,634	22,163,893	3,704,838	7,525,397
Total	$33,425,252	$14,078,814	$53,966,814	$15,324,219	$14,201,523

TIAA-CREF Life Funds ■ 2009 Annual Report	111

NOTES TO FINANCIAL STATEMENTS	concluded

	Stock Index	Social Choice Equity	Real Estate Securities	Bond
12/31/10	$—	$—	$—	$—
12/31/11	—	—	—	—
12/31/12	—	—	—	115,865
12/31/13	—	—	—	272,542
12/31/14	—	—	—	395,981
12/31/15	—	—	—	375,145
12/31/16	3,793,046	825,564	11,607,115	1,792,249
12/31/17	2,620,313	1,769,134	10,087,126	265,599
Total	$6,413,359	$2,594,698	$21,694,241	$3,217,381

On December 31, 2009, capital loss carryforwards of $8,688,532 expired for the Growth Equity Fund.

Note 6—line of credit

Each of the Funds, except the Money Market Fund, participates in a $750 million unsecured revolving credit facility dated June 30, 2009 that can be used for temporary purposes, including, without limitation, the funding of shareholder redemptions. Certain affiliated accounts and mutual funds, each of which is managed by Advisors, or an affiliate of Advisors, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating Funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing funds at a specified rate of interest. The Funds are not liable for borrowings under the facility by affiliated accounts or mutual funds. For the year ended December 31, 2009, there were no borrowings under this credit facility by the Funds.

Note 7—accounting pronouncement

In January 2010, the Financial Accounting Standards Board issued authoritative guidance that improves disclosures about fair value measurements thereby increasing transparency in financial reporting. Some of the new disclosure requirements are effective for interim and annual reporting periods beginning after December 15, 2009. The remaining disclosure requirements are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management is currently evaluating the impact the adoption of the new disclosure requirements will have on the financial statements.

112	2009 Annual Report ■ TIAA-CREF Life Funds

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of

TIAA-CREF Life Funds:

In our opinion, the accompanying statements of assets and liabilities, including the summary portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Growth Equity Fund, Growth & Income Fund, International Equity Fund, Large-Cap Value Fund, Small-Cap Equity Fund, Stock Index Fund, Social Choice Equity Fund, Real Estate Securities Fund, Bond Fund and Money Market Fund (constituting TIAA-CREF Life Funds, hereafter referred to as the “Funds”) at December 31, 2009, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2009 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

February 22, 2010

TIAA-CREF Life Funds ■ 2009 Annual Report	113

MANAGEMENT (UNAUDITED)

TRUSTEES AND OFFICERS OF THE TIAA-CREF LIFE FUNDS  ■  DECEMBER 31, 2009

Disinterested trustees

Name, Address and Date of Birth (“DOB”)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustees
Forrest Berkley c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 4/25/1954	Trustee	Indefinite term. Trustee since 2006.	Retired Partner (since 2006), Partner (1990–2005) and Head of Global Product Management (2003–2005), GMO (formerly, Grantham, Mayo, Van Otterloo & Co.) (investment management); and member of asset allocation portfolio management team, GMO (2003–2005).	66	Director and member of the Investment Committee, the Maine Coast Heritage Trust, Investment Committee member, Gulf of Maine Research Institute, Maine Community Foundation and Carnegie Endowment for International Peace; and Director, Appalachian Mountain Club and the Butler Conservation Fund, Inc.
Nancy A. Eckl c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 10/6/1962	Trustee	Indefinite term. Trustee since 2007.	Vice President (1990-2006), American Beacon Advisors, Inc. and Vice President of certain funds advised by American Beacon Advisors, Inc.	66	Independent Director, the Lazard Funds, Inc., Lazard Retirement Series, Inc., Lazard Global Total Return and Income Fund, Inc. and Lazard World Dividend and Income Fund, Inc. and Member of the Board of Managers of Lazard Alternative Strategies Fund, LLC.
Eugene Flood, Jr. c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 10/31/1955	Trustee	Indefinite term. Trustee since 2005.	President and Chief Executive Officer (since 2000) and a Director (since 1994) of Smith Breeden Associates, Inc. (investment adviser).	66	None

114	2009 Annual Report ■ TIAA-CREF Life Funds

Michael A. Forrester c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 11/05/1967	Trustee	Indefinite term. Trustee since 2007.	Chief Operating Officer, Copper Rock Capital Partners, LLC (since 2007). Chief Operating Officer, DDJ Capital Management (2003–2006); and Executive Vice President (2000–2002), Senior Vice President (1995–2000) and Vice President (1992–1995), Fidelity Investments.	66	Director of Copper Rock Capital Partners, LLC (investment adviser).
Howell E. Jackson c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 1/4/1954	Trustee	Indefinite term. Trustee since 2005.	James S. Reid, Jr. Professor of Law (since 2004); Acting Dean (2009); Vice Dean for Budget (2003–2006) and on the faculty (since 1989) of Harvard Law School.	66	None
Nancy L. Jacob c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 1/15/1943	Trustee	Indefinite term. Trustee since 2001.	President and Founder (since 2006) of NLJ Advisors, Inc. (investment adviser). President and Managing Principal, Windermere Investment Associates (1997–2006), Chairman and Chief Executive Officer, CTC Consulting, Inc. (1994–1997) and Executive Vice President, U.S. Trust Company of the Pacific Northwest (1993–1997).	66	None

TIAA-CREF Life Funds ■ 2009 Annual Report	115

MANAGEMENT (UNAUDITED)	continued

TRUSTEES AND OFFICERS OF THE TIAA-CREF LIFE FUNDS  ■  DECEMBER 31, 2009

Disinterested trustees—concluded

Name, Address and Date of Birth (“DOB”)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustees
Bridget A. Macaskill c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 8/5/1948	Trustee	Indefinite term. Trustee since 2003.	President and Chief Operating Officer, First Eagle Investment Management LLC (since 2009); Principal, BAM Consulting LLC (2003–2009). Independent Consultant for Merrill Lynch (2003–2009); Chairman, Oppenheimer Funds, Inc. (2000–2001), Chief Executive Officer (1995–2001), President (1991–2000), and Chief Operating Officer (1989–1995) of that firm.	66	Director, Prudential plc, Arnhold and S. Bleichroeder Holdings, and First Eagle Investment Management.
James M. Poterba c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 7/13/1958	Trustee	Indefinite term. Trustee since 2006.	President and CEO, National Bureau of Economic Research (since 2008); Head (2006–2008) and Associate Head (1994–2000 and 2001–2006) Economics Department, Massachusetts Institute of Technology (MIT), Mitsui Professor of Economics, MIT (1996–present). Program Director, National Bureau of Economic Research (1990–2008).	66	The Jeffrey Company and Jeflion Company (unregistered investment companies), the Alfred P. Sloan Foundation and National Bureau of Economic Research.

116	2009 Annual Report ■ TIAA-CREF Life Funds

Maceo K. Sloan c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 10/18/1949	Chairman and Trustee	Indefinite term. Trustee since 2001, Chairman since 2009.	Chairman, President and Chief Executive Officer, Sloan Financial Group, Inc. (since 1991); Chairman, CEO and CIO, NCM Capital Management Group, Inc. (since 1991); Chairman and CEO and CIO, NCM Capital Advisers Inc. (since 2003), and Chairman, President and Principal Executive Officer, NCM Capital Investment Trust (since 2007).	66	Director, SCANA Corporation (energy holding company) and NCM Capital Investment Trust.
Laura T. Starks c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 2/17/1950	Trustee	Indefinite term. Trustee since 2006.	Chairman, Department of Finance, the Charles E. and Sarah M. Seay Regents Chair in Finance (since 2002), and Director, AIM Investment Center, McCombs School of Business, University of Texas at Austin (since 2000); Professor, University of Texas at Austin (since 1987); Fellow, Financial Management Association (since 2002). Associate Dean for Research (2001–2002), Associate Director of Research, the Center for International Business Education and Research, University of Texas at Austin (2002–2003) and Director of the Bureau of Business Research, University of Texas at Austin (2001–2002).	66	None

TIAA-CREF Life Funds ■ 2009 Annual Report	117

MANAGEMENT (UNAUDITED)	continued

TRUSTEES AND OFFICERS OF THE TIAA-CREF LIFE FUNDS  ■  DECEMBER 31, 2009

Officers

Name, Address and Date of Birth (“DOB”)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Mary (Maliz) E. Beams TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 3/29/1956	Executive Vice President	One year term. Executive Vice President since 2007.	Executive Vice President (EVP), Individual & Institutional Client Services (since 2009), EVP, Individual Client Services (2007–2009) of Teachers Insurance and Annuity Association (“TIAA”) and EVP of TIAA-CREF Funds, College Retirement Equities Fund (“CREF”), TIAA-CREF Life Funds and TIAA Separate Account VA-1 (collectively, the “TIAA-CREF Fund Complex”) (since 2008); EVP of Individual Client Services of TIAA and the TIAA-CREF Fund Complex (2007–2008); Manager, President and Chief Executive Officer, TIAA-CREF Individual & Institutional Services, LLC (“Services”) (since 2007); and Senior Managing Director and Head of Wealth Management Group, TIAA (2004–2007). Partner, Spyglass Investments (2002–2003); Partner and Managing Director, President of Global Business Development for the Mutual Fund Group and Head of International Mutual Fund and Offshore Business of Zurich Scudder Investments; and Head of U.S. Scudder Direct Retail Business and Chief Executive Officer of Scudder Brokerage (1997–2003).
Brandon Becker TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 3/19/1954	Executive Vice President and Chief Legal Officer	One year term. Executive Vice President and Chief Legal Officer since 2009.	EVP and Chief Legal Officer of TIAA and the TIAA-CREF Fund Complex (since 2009). Partner, Wilmer Cutler Pickering Hale & Dorr LLP (1996–2009), Special Advisor to the Chairman for International Derivatives (1995–1996), U.S. Securities and Exchange Commission; and Director, Division of Market Regulation (1993–1995), U.S. Securities and Exchange Commission.

118	2009 Annual Report ■ TIAA-CREF Life Funds

Richard S. Biegen TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 5/8/1962	Vice President and Chief Compliance Officer	One-year term. Vice President and Chief Compliance Officer since 2008.	Chief Compliance Officer of the TIAA-CREF Fund Complex, Vice President, Senior Compliance Officer Asset Management Compliance of TIAA and Teachers Advisors, Inc. (“Advisors”), Chief Compliance Officer of TIAA-CREF Investment Management, LLC (“TCIM”) (since 2008) and Chief Compliance Officer of TIAA Separate Account VA-3 (since 2008). Chief Compliance Officer of Advisors (2008). Managing Director/Director of Global Compliance, AIG Global Investment Group (2000–2008); Senior Vice President/Group Head, Regulatory Oversight Group, Scudder Kemper Investments, Inc. (1998–2000); Chief Compliance Officer/Vice President, Legal Department, Salomon Brothers Asset Management, Inc. (1997–1998); Assistant General Counsel/Director, Securities Law Compliance, the Prudential Insurance Company of America (1994–1997); Staff Attorney, Division of Enforcement, U.S. Securities and Exchange Commission (1988-1994), and Staff Attorney, New York Office of Special Prosecutor (Howard Beach Case) (1987-1988).
Scott C. Evans TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 5/11/1959	Principal Executive Officer and President	One-year term. Principal Executive Officer and President since 2007.	President and Principal Executive Officer of the TIAA-CREF Funds and the TIAA-CREF Life Funds (since 2007); EVP (since 1997) of CREF and TIAA Separate Account VA-1; EVP, Investments, Research, Institute & Strategy (since 2009) and EVP, Head of Asset Management (2006–2009), and EVP and Chief Investment Officer (2005) of TIAA. Director of Advisors (since 2004). President and Chief Executive Officer of Investment Management and Advisors and Manager of TCIM (since 2004). Manager of TIAA Realty Capital Management, LLC (2004–2006), and Chief Investment Officer of TIAA (2004–2006) and the TIAA-CREF Fund Complex (2003–2006). Director of TIAA Global Markets, Inc. (2004–2005); Director of TIAA-CREF Life Insurance Company (1997–2006), and Director of Teachers Personal Investors Services, Inc. (“TPIS”) (2006–2008).
Phillip G. Goff TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 11/22/1963	Principal Financial Officer, Principal Accounting Officer and Treasurer	One-year term. Principal Financial Officer, Principal Accounting Officer and Treasurer since 2007.	Principal Financial Officer, Principal Accounting Officer and Treasurer of the TIAA-CREF Funds and TIAA-CREF Life Funds (since 2007) and TIAA Separate Account VA-1 (since 2009). Treasurer of CREF (since 2008). Director (since 2008) and Funds Treasurer (since 2007) of Advisors; Manager and Funds Treasurer of TCIM (since 2008); Director of TIAA-CREF Trust Company, FSB (since 2008). Chief Financial Officer, Van Kampen Funds (2005–2006); and Vice President and Chief Financial Officer, Enterprise Capital Management and the Enterprise Group of Funds (1995–2005).

TIAA-CREF Life Funds ■ 2009 Annual Report	119

MANAGEMENT (UNAUDITED)	concluded

TRUSTEES AND OFFICERS OF THE TIAA-CREF LIFE FUNDS  ■  DECEMBER 31, 2009

Officers—concluded

Name, Address and Date of Birth (“DOB”)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
I. Steven Goldstein TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 9/24/1952	Executive Vice President	One-year term. Executive Vice President since 2003.	EVP Chief Communications Officer of TIAA (since 2009) and EVP of the TIAA-CREF Fund Complex (since 2003). EVP, Public Affairs of TIAA (2005–2009); Director of TIAA-CREF Life Insurance Company (2003–2006); Advisor for McKinsey & Company (2003); Vice President, Corporate Communications for Dow Jones & Co. and The Wall Street Journal (2001–2002); and Senior Vice President and Chief Communications Officer for Insurance Information Institute (1993–2001).
Stephen Gruppo TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 9/25/1959	Executive Vice President	One-year term. Executive Vice President since 2009.	EVP, Head of Risk Management of TIAA and EVP of the TIAA-CREF Fund Complex (since 2009). EVP, Risk Management of Advisors and Investment Management (since 2009). Senior Managing Director, Acting Head of Risk Management of TIAA and Senior Managing Director of the TIAA-CREF Fund Complex (2008–2009). Senior Managing Director of Advisors and Investment Management (2006–2009); Senior Managing Director, Chief Credit Risk Officer (2004–2008) of TIAA. Director, TIAA-CREF Life Insurance Company (2006–2008), Director, TPIS, Advisors and Investment Management (2008), Head of Risk Management of Advisors and Investment Management (2005–2006). Senior Vice President, Risk Management Department, Lehman Brothers (1996–2004).
William Mostyn III TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 1/1/1948	Vice President and Corporate Secretary	One-year term. Vice President and Corporate Secretary since 2008.	Vice President and Corporate Secretary of TIAA and the TIAA-CREF Fund Complex (since 2008). Deputy General Counsel and Corporate Secretary, Bank of America (2005–2008); and Deputy General Counsel, Secretary and Chief Governance Officer, The Gillette Company (2000–2005).

120	2009 Annual Report ■ TIAA-CREF Life Funds

Dermot J. O’Brien TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 3/13/1966	Executive Vice President	One year term. Executive Vice President since 2003.	EVP, Human Resources & Corporate Services (since 2007), and EVP, Human Resources (2005–2007) of TIAA and EVP of the TIAA-CREF Fund Complex (since 2003) and Head of Corporate Services of TIAA (since 2006). Director, TIAA-CREF Life Insurance Company (2003–2006); First Vice President and Head of Human Resources (1999–2001), International Private Client Division and Global Debt Markets (2002–2003), Merrill Lynch & Co.; and Vice President and Head of Human Resources, Japan Morgan Stanley (1998–1999).
Cara L. Schnaper TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 2/13/1954	Executive Vice President	One-year term. Executive Vice President since 2008.	EVP, Technology and Operations of TIAA (since 2008), and EVP of the TIAA-CREF Fund Complex (since 2008). Principal, Market Resolve, LLC (2006–2008); and Head, Middle Office, Investment Banking (2000–2002), Head, Technology and Operations, Equities (1999–2000) and Chief Operating Officer, Technology and Operations, Emerging Markets, Foreign Exchange and Commodities (1997–1999), JP Morgan Chase & Co.
Bertram L. Scott TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 3/26/1951	Executive Vice President	One year term. Executive Vice President since 2001.	EVP and Chief Institutional Development and Sales Officer (since 2008); EVP, Strategy, Integration and Policy (2007–2008); EVP, Strategy, Implementation and Policy (2006–2007), EVP, Product Management (2005–2006) of TIAA and EVP of the TIAA-CREF Fund Complex (since 2008); EVP, Strategy Implementation and Policy of TIAA (2006–2008); Manager of TIAA-CREF Redwood, LLC (since 2007); Director of TCT Holdings, Inc. (since 2007); and Director and President of TIAA-CREF Enterprises, Inc. (since 2000). EVP, Product Management of TIAA (2000–2005); and President and Chief Executive Officer, Horizon Mercy (1996–2000).
Edward D. Van Dolsen TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 4/21/1958	Executive Vice President	One year term. Executive Vice President since 2006.	EVP, Product Development and Management (since 2009), EVP, Institutional Client Services (2006–2009), and EVP, Product Management (2005–2006) of TIAA, and EVP of the TIAA Fund Complex (since 2008); EVP, Institutional Client Services (2006–2008); Director of TCT Holdings, Inc. (since 2007); EVP of TIAA-CREF Life Insurance Company (since 2009); Director (since 2007) and EVP (since 2008) of TIAA-CREF Enterprises, Inc. and Manager, President and CEO, TIAA-CREF Redwood, LLC (since 2006). Director of Tuition Financing (2006–2009); Senior Vice President, Pension Products (2003–2006) and Vice President, Support Services (1998–2003) of TIAA and the TIAA-CREF Fund Complex.

The Funds’ Statement of Additional Information (SAI) includes additional information about the Funds’ trustees and is available, without charge, through our website, tiaa-cref.org, or by telephone at 800 223-1200.

TIAA-CREF Life Funds ■ 2009 Annual Report	121

BOARD APPROVAL OF INVESTMENT

MANAGEMENT AGREEMENT (UNAUDITED)

Among its other duties, the Board of Trustees (the “Board” or the “Trustees”) of the TIAA-CREF Life Funds (the “Trust”) is responsible for determining whether to initially approve the proposed new investment advisory agreement (the “New Advisory Agreement”) between Teachers Advisors, Inc. (the “Advisor”) and the Trust on behalf of each of its series (the “Funds”). Under the New Advisory Agreement, the Advisor would be responsible for providing investment advisory services to each Fund. Please note that because the New Advisory Agreement must be approved by Fund shareholders, as well as the Board, a special meeting of the Trust’s shareholders has been scheduled for March 23, 2010 for the consideration of the New Advisory Agreement. If approved by shareholders for a Fund, the New Advisory Agreement is expected to be implemented on May 1, 2010 for that Fund.

Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”) provides that the New Advisory Agreement for each Fund can be initially implemented only if the Board, including a majority of those Trustees who have no direct or indirect interest in the Agreement, and who are not “interested persons” of the Trust, as that term is defined in the 1940 Act, approves the New Advisory Agreement. All of the Trustees are deemed to be independent persons for this purpose.

OVERVIEW OF THE APPROVAL PROCESS

The proposal to approve the New Advisory Agreement and present it to shareholders for their approval was carefully considered by the Board (with the assistance of its Operations Committee) at meetings held on September 15, 2009 and December 8, 2009. At each of these meetings, the Trustees, who were advised by independent legal counsel, deliberated over the Advisor’s proposal for each Fund. Before and at these meetings, the Board received information relating to the New Advisory Agreement and the related new administrative services agreement (the “New Administrative Agreement”), which covers certain non-advisory, operational oversight services previously provided under the Trust’s existing investment management agreement (the “Current Agreement”), and was given the opportunity to ask questions and request additional information from the Advisor. After consideration that included, among other aspects, the relative costs and benefits to shareholders, on December 8, 2009, the Board determined that the arrangements under the New Advisory Agreement for each Fund were reasonable and fair to the Fund and its shareholders. Therefore, the Board voted unanimously to approve the New Advisory Agreement (and the New Administrative Agreement) for each Fund and to submit the New Advisory Agreement to each Fund’s shareholders for approval.

The Board considered that, over time, it has become increasingly expensive to operate mutual funds due to the intensified competition for talented portfolio managers and other key investment advisory and administrative personnel and higher compliance and regulatory costs. The Board also considered that, despite ongoing losses to the Advisor, the Advisor had not previously asked for a fee increase.

122	2009 Annual Report ■ TIAA-CREF Life Funds

continued

The Board considered that the restructuring of the Funds’ fee rates and service arrangements, including the proposed increase in the Funds’ advisory fee rates, is anticipated to: enhance the Advisor’s ability to manage the day-to-day advisory affairs of the Funds; cover the increasing costs of providing advisory-related services to the Funds and provide an eventual profit to the Advisor; take advantage of potential opportunities to enhance investment processes and personnel; and maintain the quality of services to shareholders.

The Board also considered that, while the magnitude of the fee increase requested by the Advisor was large: (i) the Board would continue to review each Fund’s advisory fee rates annually under the New Advisory Agreement; (ii) the Advisor has agreed to cap each Fund’s total expenses for at least one year; and (iii) the Funds are anticipated to continue to be competitive with other similar low-cost mutual funds that serve as underlying investment options for insurance company separate accounts.

Additionally, the Board considered the Advisor’s statement that, if the New Advisory Agreement was not approved by the Board for a Fund, the Advisor would likely propose other options for the future of that Fund, including potentially closing the Fund to new investments and/or liquidating the Fund.

As part of its deliberations, the Board reviewed detailed information provided by the Advisor relating to the nature, extent and quality of the services currently provided by the Advisor and to be provided by the Advisor under the New Advisory Agreement. For example, the Board reviewed detailed independent analysis of comparative net expenses and performance data for each Fund prepared by Lipper, Inc., a Reuters company, that is an independent provider of investment company data (“Lipper”). In addition, the Board received financial information about the Advisor, including an analysis of the profitability of the Advisor’s operations, and the effect the proposed new arrangements would have on the short-term and long-term financial condition of the Advisor.

In determining whether, among other things, to approve the New Advisory Agreement for each Fund, the Board reviewed the following specific factors:

THE NATURE AND QUALITY OF SERVICES

The Board considered that the Advisor is an experienced investment advisor that has managed the Funds since 1998 and the TIAA-CREF Funds since 1999, and that the investment professionals of the Advisor also manage the CREF accounts. The Board considered that the Advisor has carried out its responsibilities for managing the assets of the Funds in a professional manner. In the course of its review of the quality of the Advisor’s services, the Board examined the long-term performance of the Funds in general, and concluded that each Fund’s performance was within an acceptable range when compared with Fund benchmarks and peers, or that, in the case of underperforming Funds, the Advisor was taking affirmative steps to improve the performance of each such Fund.

TIAA-CREF Life Funds ■ 2009 Annual Report	123

BOARD APPROVAL OF INVESTMENT

MANAGEMENT AGREEMENT (UNAUDITED)

INVESTMENT PERFORMANCE

The Board considered the investment performance of each Fund, as applicable, over one-, three- and five-year periods ended September 30, 2009. The Board also considered each Fund’s performance as compared to its peer group and benchmark index. In this regard, the Board considered that most financial markets had experienced nearly unprecedented decreases and volatility during the previous year that had adversely impacted the Funds’ performance. However, despite these circumstances, the majority of the Funds’ performance generally compared favorably to their respective benchmark indices (after considering the effect of expenses incurred to provide services to the Funds) and, with some exceptions, the Funds ranked in the top three performance quintiles versus their peer groups of mutual funds that underlie insurance company separate accounts. The Board considered that, in those cases in which a Fund’s annualized performance had consistently underperformed its benchmark or peer group of mutual funds that underlie insurance company separate accounts for an extended period of time, the Advisor had taken reasonable remedial actions or represented that it was in the process of taking such actions. Such actions included changes in the Real Estate Securities Fund’s portfolio management team and revisions to the investment process utilized by the International Equity Fund’s portfolio management team. Thus, the Board concluded that, under the totality of circumstances considered, the investment performance of each Fund was reasonable. For details about the factors the Board considered for each Fund, see the Fund-by-Fund synopsis below.

FEES CHARGED BY OTHER ADVISERS

The Board considered information regarding fees paid to other advisers for managing similar funds that underlie insurance company separate accounts, as analyzed by Lipper. The Board considered that the proposed advisory fee rate to be charged to a Fund under the New Advisory Agreement typically was lower or significantly lower than the contractual advisory fee rates charged by most comparable mutual funds that serve as underlying investment options for insurance company separate accounts (as reported by such funds for their most recently completed fiscal periods), and that even with the proposed increase in its advisory fee rate and total net expense ratio, each Fund would continue to be very competitively priced and below the pricing of the average fund within the universe of mutual funds in its competitive peer group of funds that serve as underlying investment options for insurance company separate accounts (based on the pro forma fees calculated using data from the Funds’ 2008 fiscal year). The Board considered that the new advisory fee rates for the Funds would continue to be in the lowest quintile as compared with funds in the competitive peer group of funds that underlie insurance company separate accounts identified by Lipper. (The lowest quintile means that a fund is in the best of five groups, i.e., the group with the lowest expenses.) Additionally, the Board considered that, under the New Advisory Agreement, each Fund’s total net expense ratio would be less than the

124	2009 Annual Report ■ TIAA-CREF Life Funds

continued

median total net expense ratio for its peer group of mutual funds that serve as underlying investment options for insurance company separate accounts and, in some cases, significantly less. Based on all factors considered, the Board determined that the advisory fee rate under the New Advisory Agreement and the new total expense structure with respect to each Fund were comparable to or more favorable than those of other similar mutual funds that serve as underlying investment options for insurance company separate accounts. The table below compares the estimated total net expense ratio of each Fund under the new expense structure, including the New Advisory Agreement, if approved, with the Lipper median total net expense ratio for the Fund’s category. (Note that these are net expense ratios, meaning that they reflect the effect of any waiver or reimbursement arrangements, like the Advisor’s commitment to cap each Fund’s total annual expenses through at least April 30, 2011).

Fund	Proposed Total Net Expense Ratio	Median Peer Total Net Expense Ratio	Difference
Growth Equity	0.52%	0.77%	-0.25%
Growth & Income	0.52%	0.82%	-0.30%
International Equity	0.60%	1.07%	-0.47%
Large-Cap Value	0.52%	0.73%	-0.21%
Small-Cap Equity	0.55%	0.93%	-0.38%
Stock Index	0.09%	0.48%	-0.39%
Social Choice Equity	0.22%	0.86%	-0.64%
Real Estate Securities	0.58%	0.95%	-0.37%
Bond	0.35%	0.69%	-0.34%
Money Market	0.15%	0.55%	-0.40%

COST AND PROFITABILITY

The Board considered that the Advisor has consistently lost money providing services to the Funds. The Board reviewed profitability data for 2009 and profitability on a pro forma basis assuming the proposed fee increases had been in effect—showing data for both before and after distribution expenditures. The Board considered that all of the Funds currently are unprofitable to the Advisor and have been unprofitable for many years. The Board also considered that, even after implementing these new arrangements, most Funds would not be profitable for the Advisor for a few years (if projected asset flows are attained), especially after the Advisor’s agreed-upon expense reimbursements. The Board also considered that it would continue to review the Funds’ advisory fees annually during its required yearly review of the Funds’ advisory arrangements.

The Board further considered that the costs and anticipated costs of providing services to mutual funds generally have increased since the adoption of the Funds’ original unitary fee arrangement with the Advisor. These costs include additional disclosure and compliance requirements, such as the USA PATRIOT Act requirements, Sarbanes-Oxley requirements and the requirement that mutual funds have a chief compliance officer and compliance program. The Board

TIAA-CREF Life Funds ■ 2009 Annual Report	125

BOARD APPROVAL OF INVESTMENT

MANAGEMENT AGREEMENT (UNAUDITED)

considered the Advisor’s representation that the proposed advisory fee rate increases would enhance the Advisor’s ability to attract and retain highly qualified investment professionals in a competitive investment advisory environment. Heightened competition from traditional asset managers, banks, insurance companies and hedge funds generally has driven up the costs of attracting and retaining key personnel and the cost of technology to update and maintain necessary systems for effective investment advisory operations continues to grow.

ECONOMIES OF SCALE

The Board considered whether the Advisor is anticipated to experience economies of scale in connection with providing services to each Fund. In this regard, the Board considered that each Fund historically has been unprofitable to the Advisor and that it likely would take some years under the New Advisory Agreement for the Advisor to attain profitability (unless Fund assets increase significantly over projected levels). The Board also considered that the Funds had generally lost assets during the past year due to the decline in the financial markets. The Board also noted the Advisor’s commitment to consider whether a Fund’s advisory fee rate should be subject to breakpoints based on asset levels once the Advisor attains profitability with respect to that Fund. The Board considered that the proposed advisory fee rates at current assets were low compared to peer groups of mutual funds that underlie variable insurance products.

COMPARISONS WITH OTHER CLIENTS OF THE ADVISOR

The Board considered that the Advisor provides similar investment advisory services to each of the Funds, the TIAA-CREF Funds, and TIAA Separate Account VA-1, although services provided by the Advisor and the investor base for such other products differ. In addition, the Advisor manages assets of large institutional clients through separate accounts with similar investment strategies and investment staff (although services provided by the Advisor and the investor base differ).

The Board considered the schedule of fees for each of the comparable funds, and also considered that the proposed advisory fee rates were the same for the Funds and their corresponding TIAA-CREF Fund series with the same investment strategies, except that the proposed advisory fee rates for the Life Funds: (i) do not cover the Funds’ operational oversight expenses (which are instead covered by the New Administrative Agreement); (ii) do not offer any asset-based breakpoints; and (iii) the annual advisory fee rate for the Life Stock Index Fund is proposed to be 0.06% of average annual net assets, while the annual advisory fee rate for the comparable TIAA-CREF Equity Index Fund is 0.04% of average annual net assets.

OTHER BENEFITS

At the Board’s request, the Advisor agreed to limit the total operating expenses of each Fund for at least one year. The Board also considered that, with the New Advisory Agreement, the Advisor would have the flexibility to support multiple

126	2009 Annual Report ■ TIAA-CREF Life Funds

continued

opportunities to expand the channels through which the Funds are distributed, thereby increasing the potential for asset growth and enabling expenses to be spread over a wider asset base.

Based on its evaluation of all material factors and with the assistance of independent legal counsel, the Board determined to approve the proposed advisory fee rate under the New Advisory Agreement for each Fund.

FUND-BY-FUND FACTORS

The Board considered the following specific factors during its determination to approve the New Advisory Agreement for each Fund listed below. Note that for purposes of this discussion, if a Fund is in the “first” quintile, it is in the best of five groups (i.e., the group has the best performance, or the lowest expenses, as the case may be). Additionally, performance information is for the period ended September 30, 2009, which reflects the Funds’ current unitary fee structure under the Current Agreement as opposed to under the proposed New Advisory Agreement and the expense and fee structure.

GROWTH EQUITY FUND

•	The Fund’s current contractual management fee is 0.25% of average daily net assets, which is a unitary fee.
•	The Fund’s proposed non-unitary advisory fee is proposed to be 0.45% of average daily net assets under the New Advisory Agreement.
•

The Fund’s pro forma advisory fees and total net expenses were in the first quintile of the group of comparable funds that underlie variable products selected by Lipper for expense comparison purposes (“Expense Group”).

•

For the one-, three- and five-year periods, the Fund was in the third, second and third quintiles, respectively, of the group of comparable funds that underlie variable products selected by Lipper for performance comparison purposes (“Performance Group”).

•

For the one-, three- and five-year periods, the Fund was in the fourth, second and third quintiles, respectively, of the universe of comparable funds that underlie variable products identified by Lipper for expense comparison purposes (“Performance Universe”).

•	The Advisor has incurred a net loss with respect to its services to the Fund since at least fiscal year 2005.

GROWTH & INCOME FUND

•	The Fund’s current contractual management fee is 0.23% of average daily net assets, which is a unitary fee.
•	The Fund’s proposed non-unitary advisory fee is proposed to be 0.45% of average daily net assets under the New Advisory Agreement.
•	The Fund’s pro forma advisory fees and total net expenses were in the first quintile of the Fund’s Expense Group.

TIAA-CREF Life Funds ■ 2009 Annual Report	127

BOARD APPROVAL OF INVESTMENT

MANAGEMENT AGREEMENT (UNAUDITED)

•	For the one-, three- and five-year periods, the Fund was in the second, first and first quintiles, respectively, of the Fund’s Performance Group.
•	For the one-, three- and five-year periods, the Fund was in the first quintile of the Fund’s Performance Universe.
•	The Advisor has incurred a net loss with respect to its services to the Fund since at least fiscal year 2005.

INTERNATIONAL EQUITY FUND

•	The Fund’s current contractual management fee is 0.29% of average daily net assets, which is a unitary fee.
•	The Fund’s proposed non-unitary advisory fee is proposed to be 0.50% of average daily net assets under the New Advisory Agreement.
•	The Fund’s pro forma advisory fees and total net expenses were in the first quintile of the Fund’s Expense Group.
•	For the one-, three- and five-year periods, the Fund was in the fourth, fifth and fifth quintiles, respectively, of the Fund’s Performance Group.
•	For the one-, three- and five-year periods, the Fund was in the fifth quintile of the Fund’s Performance Universe.
•	The Advisor has incurred a net loss with respect to its services to the Fund since at least fiscal year 2005.
•

To address the underperformance of the Fund, the portfolio management team has recently been reorganized from a team approach, under which each team member was responsible for certain sectors or regions, to a new structure with a lead manager and more junior managers. In addition, certain other operational and risk management parameters were enhanced to provide the managers with greater information and flexibility in making investment decisions. Since implementing these changes, the Fund’s performance versus its peers and benchmark index has improved.

LARGE-CAP VALUE FUND

•	The Fund’s current contractual management fee is 0.24% of average daily net assets, which is a unitary fee.
•	The Fund’s proposed non-unitary advisory fee is proposed to be 0.45% of average daily net assets under the New Advisory Agreement.
•	The Fund’s pro forma advisory fees and total net expenses were in the first quintile of the Fund’s Expense Group.
•	For the one-, three- and five-year periods, the Fund was in the second quintile of the Fund’s Performance Group.
•	For the one-, three- and five-year periods, the Fund was in the second quintile of the Fund’s Performance Universe.
•	The Advisor has incurred a net loss with respect to its services to the Fund since at least fiscal year 2005.

128	2009 Annual Report ■ TIAA-CREF Life Funds

continued

SMALL-CAP EQUITY FUND

•	The Fund’s current contractual management fee is 0.10% of average daily net assets, which is a unitary fee.
•	The Fund’s proposed non-unitary advisory fee is proposed to be 0.48% of average daily net assets under the New Advisory Agreement.
•	The Fund’s pro forma advisory fees and total net expenses were in the first quintile of the Fund’s Expense Group.
•	For the one-, three- and five-year periods, the Fund was in the second, fourth and third quintiles, respectively, of the Fund’s Performance Group.
•	For the one-, three- and five-year periods, the Fund was in the third, fourth and fourth quintile of the Fund’s Performance Universe.
•	The Advisor has incurred a net loss with respect to its services to the Fund since at least fiscal year 2005.

STOCK INDEX FUND

•	The Fund’s current contractual management fee is 0.06% of average daily net assets, which is a unitary fee.
•	The Fund’s proposed non-unitary advisory fee is proposed to be 0.06% of average daily net assets under the New Advisory Agreement.
•	The Fund’s pro forma advisory fees and total net expenses were in the first quintile of the Fund’s Expense Group.
•	For the one-, three- and five-year periods, the Fund was in the third quintile of the Fund’s Performance Group.
•	For the one-, three- and five-year periods, the Fund was in the fourth, third and fourth quintiles, respectively, of the Fund’s Performance Universe.
•	The Advisor has incurred a net loss with respect to its services to the Fund since at least fiscal year 2005.

SOCIAL CHOICE EQUITY FUND

•	The Fund’s current contractual management fee is 0.07% of average daily net assets, which is a unitary fee.
•	The Fund’s proposed non-unitary advisory fee is proposed to be 0.15% of average daily net assets under the New Advisory Agreement.
•	The Fund’s pro forma advisory fees and total net expenses were in the first quintile of the Fund’s Expense Group.
•	For the one-, three- and five-year periods, the Fund was in the fourth, fifth and fifth quintiles, respectively, of the Fund’s Performance Group.
•	For the one-, three- and five-year periods, the Fund was in the fourth, third and third quintiles, respectively, of the Fund’s Performance Universe.
•	The Advisor has incurred a net loss with respect to its services to the Fund since at least fiscal year 2005.

TIAA-CREF Life Funds ■ 2009 Annual Report	129

BOARD APPROVAL OF INVESTMENT

MANAGEMENT AGREEMENT (UNAUDITED)

REAL ESTATE SECURITIES FUND

•	The Fund’s current contractual management fee is 0.25% of average daily net assets, which is a unitary fee.
•	The Fund’s proposed non-unitary advisory fee is proposed to be 0.50% of average daily net assets under the New Advisory Agreement.
•	The Fund’s pro forma advisory fees and total net expenses were in the first quintile of the Fund’s Expense Group.
•	For the one-, three- and five-year periods, the Fund was in the fifth quintile of the Fund’s Performance Group.
•	For the one-, three- and five-year periods, the Fund was in the fifth quintile of the Fund’s Performance Universe.
•	The Advisor has incurred a net loss with respect to its services to the Fund since at least fiscal year 2005.
•

In 2007 the Fund’s portfolio management team was changed to address the Fund’s underperformance. Since assuming responsibility for the Fund, the new portfolio management team has delivered positive excess returns when compared to its benchmark index. The Fund’s benchmark index was also changed in the first quarter of 2009 to one more widely utilized by peers and with a wider inclusion of real estate securities. For most of the period, the team managed to a narrower, more restrictive benchmark index than most peer funds, which underperformed during this time. The increased number of benchmark securities in the new index, when coupled with the portfolio management team’s utilization of the Fund’s benchmark characteristics, weightings and securities as key elements of their research, portfolio construction and risk management processes, expanded the investments typically considered for the portfolio, while not negatively impacting the Fund’s risk profile relative to its benchmark. This, in part, contributed to the Fund’s poor performance comparison versus its peer funds prior to the benchmark change.

BOND FUND

•	The Fund’s current contractual management fee is 0.10% of average daily net assets, which is a unitary fee.
•	The Fund’s proposed non-unitary advisory fee is proposed to be 0.30% of average daily net assets under the New Advisory Agreement.
•	The Fund’s pro forma advisory fees and total net expenses were in the first quintile of the Fund’s Expense Group.
•	For the one-, three- and five-year periods, the Fund was in the third, third and second quintiles of the Fund’s Performance Group.
•	For the one-, three- and five-year periods, the Fund was in the fourth quintile of the Fund’s Performance Universe.
•	The Advisor has incurred a net loss with respect to its services to the Fund since at least fiscal year 2005.

130	2009 Annual Report ■ TIAA-CREF Life Funds

concluded

MONEY MARKET FUND

•	The Fund’s current contractual management fee is 0.06% of average daily net assets, which is a unitary fee.
•	The Fund’s proposed non-unitary advisory fee is proposed to be 0.10% of average daily net assets under the New Advisory Agreement.
•	The Fund’s pro forma advisory fees and total net expenses were in the first quintile of the Fund’s Expense Group.
•	For the one-, three- and five-year periods, the Fund was in the second, first and first quintiles, respectively, of the Fund’s Performance Group.
•	For the one-, three- and five-year periods, the Fund was in the first quintile of the Fund’s Performance Universe.
•	The Advisor has incurred a net loss with respect to its services to the Fund since at least fiscal year 2005.

Based primarily on the foregoing factors and considerations, the Board approved the New Advisory Agreement for each Fund.

TIAA-CREF Life Funds ■ 2009 Annual Report	131

IMPORTANT TAX INFORMATION (UNAUDITED)

For the fiscal year ended December 31, 2009, the TIAA-CREF Life Funds designate the following percentages (or maximum amount allowable) of ordinary income dividends paid as qualifying for the corporate dividends received deduction.

Fund	Percentage
Growth Equity	98.51%
Growth & Income	97.31
International Equity	0.30
Large-Cap Value	80.06
Small-Cap Equity	68.51
Stock Index	90.27
Social Choice Equity	97.41
Real Estate Securities	0.10

The Life International Equity Fund received income from foreign sources during the year ended December 31, 2009 of $1,743,098 ($0.270251 per share), and paid taxes to foreign countries during the year ended December 31, 2009 of $122,030 ($0.018920 per share).

132	2009 Annual Report ■ TIAA-CREF Life Funds

HOW TO REACH US

TIAA-CREF WEBSITE

Account performance, personal account information and transactions, product descriptions, and information about investment choices and income options

tiaa-cref.org

24 hours a day, 7 days a week

AUTOMATED TELEPHONE SERVICE

Check account performance and accumulation balances, change allocations, transfer funds and verify credited premiums

800 842-2252

24 hours a day, 7 days a week

TELEPHONE COUNSELING CENTER

Retirement saving and planning, income options and payments, and tax reporting

800 842-2776

8 a.m. to 10 p.m. ET, Monday–Friday

9 a.m. to 6 p.m. ET, Saturday

PLANNING AND SERVICE CENTER

TIAA-CREF mutual funds

800 223-1200

8 a.m. to 10 p.m. ET, Monday–Friday

INSURANCE PLANNING CENTER

After-tax annuities and life insurance

877 825-0411

8 a.m. to 6 p.m. ET, Monday–Friday

FOR THE HEARING- OR SPEECH-IMPAIRED

800 842-2755

8 a.m. to 10 p.m. ET, Monday–Friday

9 a.m. to 6 p.m. ET, Saturday

TIAA-CREF BROKERAGE SERVICES

Self-directed brokerage accounts for investing in stocks, bonds and mutual funds

800 927-3059

8 a.m. to 7 p.m. ET, Monday–Friday

TIAA-CREF TRUST COMPANY, FSB

Asset management, trust administration, estate planning, planned giving and endowment management

888 842-9001

9 a.m. to 6 p.m. ET, Monday–Friday

ADVISOR SERVICES

888 842-0318

8 a.m. to 7:30 p.m. ET, Monday–Friday

You should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit tiaa-cref.org, or call 800 223-1200. Please read the prospectus carefully before investing. Investment products are not FDIC insured, may lose value and are not bank guaranteed. TIAA-CREF Brokerage Services is a division of TIAA-CREF Individual & Institutional Services, LLC. TIAA-CREF Individual & Institutional Services, LLC, and Teachers Personal Investors Services, Inc., members FINRA, distribute securities products. Insurance and annuity products are issued by TIAA-CREF Life Insurance Co., New York, NY. TIAA-CREF Trust Company, FSB provides trust services.

©2010 Teachers Insurance and Annuity Association—College Retirement Equities Fund (TIAA-CREF), New York, NY 10017-3206

730 Third Avenue

New York, NY 10017-3206

Printed on recycled paper

eDelivery will save trees, conserve paper and reduce mailbox clutter.

Sign up today at www.tiaa-cref.org/eDelivery

C#46755	A10847 (2/10)

Item 2.	Code of Ethics.

2(a) The Board of Trustees of the TIAA-CREF Life Funds (the “Registrant”) has adopted a code of ethics for senior financial officers, including the Registrant’s principal executive officer, principal financial officer, principal accounting officer, or controller, and persons performing similar functions, in conformity with rules promulgated under the Sarbanes-Oxley Act of 2002.

2(b) No response required.

2(c) During the reporting period, there were no amendments to the code of ethics.

2(d) During the reporting period, there were no implicit or explicit waivers granted by the Registrant from any provision of the code of ethics.

2(e) Not applicable.

2(f) A copy of the current code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.	Audit Committee Financial Expert.

3(a)(1) The Registrant’s Board of Trustees has determined that the Registrant has at least one audit committee financial expert serving on its Audit Committee.

3(a)(2) Nancy A. Eckl is the Registrant’s audit committee financial expert for the reporting period and is “independent” for purposes of Item 3 of Form N-CSR.

Item 4.	Principal Accountant Fees and Services.

PricewaterhouseCoopers LLP (“PwC”) performs independent audits of the Registrant’s financial statements. To maintain auditor independence and avoid the appearance of conflicts of interest, the Registrant, as a policy, does not engage PwC for management advisory or consulting services.

4(a) Audit Fees.

For the fiscal years ended December 31, 2009 and December 31, 2008, PwC’s aggregate fees for the audit of the Registrant’s annual financial statements were $290,000 and $242,245, respectively.

4(b) Audit Related Fees.

For the fiscal years ended December 31, 2009 and December 31, 2008, PwC’s aggregate fees for services related to the performance of the audit of the Registrant’s annual financial statements were $0 and $0, respectively.

For the fiscal years ended December 31, 2009 and December 31, 2008, the Audit-Related Fees billed by PwC to Teachers Advisors, Inc. (“Advisors”) or to any entity controlling, controlled by or under common control with Advisors that provides ongoing services to the Registrant (collectively, “Fund Service Providers”) were $0 and $0, respectively.

4(c) Tax Fees.

For the fiscal years ended December 31, 2009 and December 31, 2008, PwC’s aggregate fees for tax services billed to the Registrant were $105,675 and $90,675, respectively.

For the fiscal years ended December 31, 2009 and December 31, 2008, PwC’s aggregate fees for tax services billed to the Fund Service Providers were $0 and $0, respectively.

4(d) All Other Fees.

For the fiscal years ended December 31, 2009 and December 31, 2008, PwC’s aggregate fees for all other services billed to the Registrant were $0 and $0, respectively.

For the fiscal years ended December 31, 2009 and December 31, 2008, PwC’s aggregate fees for all other services billed to the Fund Service Providers were $0 and $0, respectively.

4(e)(1) Preapproval Policy.

The Registrant’s audit committee (“Audit Committee”) has adopted a Preapproval Policy for External Audit Firm Services (the “Policy”). The Policy describes the types of services that may be provided by the independent auditor to the Registrant and certain of its affiliates without impairing the auditor’s independence. Under the Policy, the Audit Committee is required to preapprove all services to be performed by the Registrant’s independent auditor in order to ensure that such services do not impair the auditor’s independence.

The Policy requires the Audit Committee to: (i) appoint the independent auditor to perform the financial statements audit for the Registrant and certain of its affiliates, including approving the terms of the engagement, and (ii) preapprove the audit, audit-related, tax and other services to be provided by the independent auditor to the Registrant and certain of its affiliates and the fees to be charged for provision of such services from year to year.

4(e)(2) Services provided pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (the “de minimis exception”):

Audit-Related Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2009 and December 31, 2008 on behalf of the Registrant.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2009 and December 31, 2008 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the Registrant.

Tax Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2009 and December 31, 2008 on behalf of the Registrant.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2009 and December 31, 2008 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the Registrant.

All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2009 and December 31, 2008 on behalf of the Registrant.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2009 and December 31, 2008 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the Registrant.

4(f) The percentage of hours expended by PwC’s engagement to audit the Registrant’s financial statements for the most recent fiscal year attributable to work performed by persons other than PwC’s full-time, permanent employees was less than 50%.

4(g) Non-Audit Fees for Related Entities.

For the fiscal years ended December 31, 2009 and December 31, 2008, aggregate non-audit fees billed to the Registrant and to its Fund Service Providers by PwC were $0 and $0, respectively.

4(h) The Registrant’s Audit Committee has considered whether the non-audit services that were rendered by PwC to the Registrant’s Fund Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X are compatible with maintaining PwC’s independence.

Item 5.	Audited Committee of Listed Registrants.

Not Applicable.

Item 6.	Schedule of Investments.

TIAA-CREF LIFE FUNDS - Growth Equity Fund

TIAA-CREF LIFE FUNDS

GROWTH EQUITY FUND

SCHEDULE OF INVESTMENTS

December 31, 2009

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.78%
AMUSEMENT AND RECREATION SERVICES - 2.20%
13,166	*	Electronic Arts, Inc	$233,697
17,427		Walt Disney Co	562,020

		TOTAL AMUSEMENT AND RECREATION SERVICES	795,717

APPAREL AND ACCESSORY STORES - 3.10%
13,258	*	Kohl’s Corp	715,004
10,885		Nordstrom, Inc	409,058

		TOTAL APPAREL AND ACCESSORY STORES	1,124,062

BUILDING MATERIALS AND GARDEN SUPPLIES - 1.94%
29,976		Lowe’s Cos, Inc	701,139

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	701,139

BUSINESS SERVICES - 22.55%
14,196	*	Adobe Systems, Inc	522,129
5,738	*	Alliance Data Systems Corp	370,617
3,055	*	Google, Inc (Class A)	1,894,040
29,869	*	Intuit, Inc	917,277
4,449		Mastercard, Inc (Class A)	1,138,855
40,774		Microsoft Corp	1,243,199
18,807	*	Nuance Communications, Inc	292,261
15,893		Omnicom Group, Inc	622,211
5,524	*	Salesforce.com, Inc	407,505
8,671		Visa, Inc (Class A)	758,366

		TOTAL BUSINESS SERVICES	8,166,460

CHEMICALS AND ALLIED PRODUCTS - 14.50%
16,730	*	Celgene Corp	931,526
4,738	*	Forest Laboratories, Inc	152,137
10,512	*	Gilead Sciences, Inc	454,959
5,437	*	Invitrogen Corp	283,975
11,730		Monsanto Co	958,928
16,761		Novartis AG. (ADR)	912,301
4,949		Praxair, Inc	397,454
4,038		Shire plc (ADR)	237,031
16,492		Teva Pharmaceutical Industries Ltd (ADR)	926,521

		TOTAL CHEMICALS AND ALLIED PRODUCTS	5,254,832

COMMUNICATIONS - 1.02%
26,242		CBS Corp (Class B)	368,700

		TOTAL COMMUNICATIONS	368,700

DEPOSITORY INSTITUTIONS - 2.43%

9,661		Wells Fargo & Co	260,750
32,920		Western Union Co	620,542

		TOTAL DEPOSITORY INSTITUTIONS	881,292

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 18.10%
11,568		Analog Devices, Inc	365,317
7,823	*	Apple Computer, Inc	1,649,558
5,487	*	Broadcom Corp (Class A)	172,566

TIAA-CREF LIFE FUNDS - Growth Equity Fund

SHARES		COMPANY	VALUE

42,779	*	Cisco Systems, Inc	$1,024,129
1,756	*	First Solar, Inc	237,762
18,427		Intel Corp	375,911
38,898	*	Marvell Technology Group Ltd	807,134
22,179	*	NetApp, Inc	762,736
25,107		Qualcomm, Inc	1,161,450

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	6,556,563

FABRICATED METAL PRODUCTS - 0.93%
7,024		Illinois Tool Works, Inc	337,082

		TOTAL FABRICATED METAL PRODUCTS	337,082

FOOD AND KINDRED PRODUCTS - 4.01%
12,342		Coca-Cola Co	703,494
6,322		Mead Johnson Nutrition Co	276,271
7,790		PepsiCo, Inc	473,632

		TOTAL FOOD AND KINDRED PRODUCTS	1,453,397

FURNITURE AND HOME FURNISHINGS STORES - 0.96%
9,040	*	Bed Bath & Beyond, Inc	349,215

		TOTAL FURNITURE AND HOME FURNISHINGS STORES	349,215

HEALTH SERVICES - 0.70%
2,953	*	Express Scripts, Inc	255,287

		TOTAL HEALTH SERVICES	255,287

HOTELS AND OTHER LODGING PLACES - 1.12%
11,139		Starwood Hotels & Resorts Worldwide, Inc	407,353

		TOTAL HOTELS AND OTHER LODGING PLACES	407,353

INDUSTRIAL MACHINERY AND EQUIPMENT - 0.71%
14,672	*	EMC Corp	256,320

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	256,320

INSTRUMENTS AND RELATED PRODUCTS - 5.01%
10,559	*	Agilent Technologies, Inc	328,068
2,384		Alcon, Inc	391,810
5,193		Danaher Corp	390,514
6,494		Rockwell Collins, Inc	359,508
6,599		Roper Industries, Inc	345,590

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	1,815,490

INSURANCE CARRIERS - 1.00%

7,837		Aflac, Inc	362,461

		TOTAL INSURANCE CARRIERS	362,461

METAL MINING - 1.01%
12,662		Vale SA (ADR)	367,578

		TOTAL METAL MINING	367,578

TIAA-CREF LIFE FUNDS - Growth Equity Fund

SHARES		COMPANY	VALUE
MISCELLANEOUS RETAIL - 3.96%
7,826	*	Amazon.com, Inc	$1,052,754
1,740	*	Priceline.com, Inc	380,190

		TOTAL MISCELLANEOUS RETAIL	1,432,944

MOTION PICTURES - 0.76%
9,402		Time Warner, Inc	273,974

		TOTAL MOTION PICTURES	273,974

OIL AND GAS EXTRACTION - 5.40%
6,172		Anadarko Petroleum Corp	385,256
3,971	*	Concho Resources, Inc	178,298
15,610		National Oilwell Varco, Inc	688,245
8,641		Occidental Petroleum Corp	702,945

		TOTAL OIL AND GAS EXTRACTION	1,954,744

PRIMARY METAL INDUSTRIES - 1.04%
3,427		Precision Castparts Corp	378,169

		TOTAL PRIMARY METAL INDUSTRIES	378,169

SECURITY AND COMMODITY BROKERS - 3.50%
18,878		Charles Schwab Corp	355,284
5,408		Goldman Sachs Group, Inc	913,087

		TOTAL SECURITY AND COMMODITY BROKERS	1,268,371

TRANSPORTATION BY AIR - 0.73%
3,169		FedEx Corp	264,453

		TOTAL TRANSPORTATION BY AIR	264,453

TRANSPORTATION EQUIPMENT - 3.10%
13,788		Boeing Co	746,344
5,448		United Technologies Corp	378,146

		TOTAL TRANSPORTATION EQUIPMENT	1,124,490

		TOTAL COMMON STOCKS (Cost $32,243,697)	36,150,093

		TOTAL PORTFOLIO - 99.78% (Cost $32,243,697)	36,150,093
		OTHER ASSETS AND LIABILITIES, NET - 0.22%	79,955

		NET ASSETS - 100.00%	$36,230,048

The following abbreviations are used in portfolio descriptions:

ADR	American Depositary Receipt
plc	Public Limited Company

*	Non-income producing

TIAA-CREF LIFE FUNDS - Growth & Income Fund

TIAA-CREF LIFE FUNDS

GROWTH & INCOME FUND

SCHEDULE OF INVESTMENTS

December 31, 2009

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.47%
AMUSEMENT AND RECREATION SERVICES - 1.09%
3,864	*	Bally Technologies, Inc	$159,545
4,055	*	Pinnacle Entertainment, Inc	36,414
16,052		Walt Disney Co	517,676

		TOTAL AMUSEMENT AND RECREATION SERVICES	713,635

APPAREL AND ACCESSORY STORES - 0.72%
11,776		American Eagle Outfitters, Inc	199,957
7,378	*	AnnTaylor Stores Corp	100,636
4,971	*	Urban Outfitters, Inc	173,935

		TOTAL APPAREL AND ACCESSORY STORES	474,528

APPAREL AND OTHER TEXTILE PRODUCTS - 0.73%
7,882		Guess ?, Inc	333,408
6,160	*	Hanesbrands, Inc	148,518

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	481,926

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.82%
18,609		Home Depot, Inc	538,358

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	538,358

BUSINESS SERVICES - 9.07%
9,332	*	Amdocs Ltd	266,242
2,720		Ctrip.com International Ltd (ADR)	195,459
8,046	*	eBay, Inc	189,403
1,987	*	Google, Inc (Class A)	1,231,900
7,167	*	Informatica Corp	185,339
57,019		Microsoft Corp	1,738,509
18,582	*	Nuance Communications, Inc	288,764
26,356		Oracle Corp	646,776
2,263	*	Sohu.com, Inc	129,625
6,857	*	SolarWinds, Inc	157,780
10,923	*	Symantec Corp	195,412
6,110		Visa, Inc (Class A)	534,381
11,797	*	Yahoo!, Inc	197,954

		TOTAL BUSINESS SERVICES	5,957,544

CHEMICALS AND ALLIED PRODUCTS - 13.94%
7,037		Abbott Laboratories	379,928
2,671		Agrium, Inc	164,267
6,898	*	Amgen, Inc	390,220
20,945		Bristol-Myers Squibb Co	528,861
2,584		Colgate-Palmolive Co	212,276
20,363		Dow Chemical Co	562,630
5,826		Du Pont (E.I.) de Nemours & Co	196,161
18,217		Ferro Corp	150,108
6,236	*	Forest Laboratories, Inc	200,238
12,373	*	Gilead Sciences, Inc	535,503
8,762		GlaxoSmithKline plc	185,806
15,693		Johnson & Johnson	1,010,786
20,727	*	King Pharmaceuticals, Inc	254,320
10,600		Merck & Co, Inc	387,324
4,244		Monsanto Co	346,947
22,821	*	Mylan Laboratories, Inc	420,591

TIAA-CREF LIFE FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

8,471		Novartis AG. (ADR)	$461,077
57,171		Pfizer, Inc	1,039,940
3,519		Praxair, Inc	282,611
18,007		Procter & Gamble Co	1,091,765
2,927		Teva Pharmaceutical Industries Ltd (ADR)	164,439
3,878	*	United Therapeutics Corp	204,177

		TOTAL CHEMICALS AND ALLIED PRODUCTS	9,169,975

COMMUNICATIONS - 3.65%
28,427		AT&T, Inc	796,809
5,023		Cablevision Systems Corp (Class A)	129,694
11,104	*	DIRECTV	370,318
5,773	*	SBA Communications Corp (Class A)	197,206
27,337		Verizon Communications, Inc	905,675

		TOTAL COMMUNICATIONS	2,399,702

DEPOSITORY INSTITUTIONS - 8.16%
83,296		Bank of America Corp	1,254,438
209,016		Citigroup, Inc	691,843
33,085		JPMorgan Chase & Co	1,378,651
7,940		People’s United Financial, Inc	132,598
8,003		State Street Corp	348,451
24,741		US Bancorp	556,920
37,001		Wells Fargo & Co	998,657

		TOTAL DEPOSITORY INSTITUTIONS	5,361,558

EATING AND DRINKING PLACES - 0.56%
5,878		McDonald’s Corp	367,022

		TOTAL EATING AND DRINKING PLACES	367,022

ELECTRIC, GAS, AND SANITARY SERVICES - 2.74%
19,815	*	AES Corp	263,738
11,567		Allegheny Energy, Inc	271,593
2,362		Entergy Corp	193,306
22,210		NV Energy, Inc	274,960
11,220		PG&E Corp	500,972
7,052		Questar Corp	293,152

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	1,797,721

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 10.19%
5,259		Analog Devices, Inc	166,079
7,137	*	Apple Computer, Inc	1,504,908
46,840	*	Cisco Systems, Inc	1,121,350
8,589		Cooper Industries plc	366,235
3,518		Eaton Corp	223,815
56,906		General Electric Co	860,988
37,076		Intel Corp	756,350
19,876	*	Marvell Technology Group Ltd	412,427
34,740	*	Micron Technology, Inc	366,854
11,603	*	QLogic Corp	218,949
15,213		Qualcomm, Inc	703,753

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	6,701,708

ENGINEERING AND MANAGEMENT SERVICES - 0.47%
16,392		KBR, Inc	311,448

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	311,448

TIAA-CREF LIFE FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

FABRICATED METAL PRODUCTS - 0.29%
3,755		Stanley Works	$193,420

		TOTAL FABRICATED METAL PRODUCTS	193,420

FOOD AND KINDRED PRODUCTS - 4.47%
12,169		Coca-Cola Co	693,632
1,843		Diageo plc (ADR)	127,923
6,506		General Mills, Inc	460,690
7,227	*	Hansen Natural Corp	277,517
4,764		InBev NV	246,619
9,189		PepsiCo, Inc	558,691
7,668	*	Smithfield Foods, Inc	116,477
14,241		Unilever plc	456,501

		TOTAL FOOD AND KINDRED PRODUCTS	2,938,050

FURNITURE AND HOME FURNISHINGS STORES - 0.29%
4,841		Best Buy Co, Inc	191,026

		TOTAL FURNITURE AND HOME FURNISHINGS STORES	191,026

GENERAL MERCHANDISE STORES - 2.13%
3,107		Costco Wholesale Corp	183,841
3,841		Target Corp	185,789
6,369		TJX Companies, Inc	232,787
14,861		Wal-Mart Stores, Inc	794,321

		TOTAL GENERAL MERCHANDISE STORES	1,396,738

HEALTH SERVICES - 1.80%
7,707		McKesson Corp	481,688
10,948	*	Medco Health Solutions, Inc	699,686

		TOTAL HEALTH SERVICES	1,181,374

HOLDING AND OTHER INVESTMENT OFFICES - 0.28%
924		Simon Property Group, Inc	73,735
5,672		Starwood Property Trust, Inc	107,144

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	180,879

INDUSTRIAL MACHINERY AND EQUIPMENT - 6.81%
15,453	*	Brocade Communications Systems, Inc	117,906
18,518	*	EMC Corp	323,509
7,565		Emerson Electric Co	322,269
18,683		Hewlett-Packard Co	962,362
8,495		Ingersoll-Rand PLC	303,611
7,538		International Business Machines Corp	986,725
13,348	*	Palm, Inc	134,014
8,024		Raytheon Co	413,396
11,366	*	SanDisk Corp	329,500
12,060		Textron, Inc	226,849
9,954		Tyco International Ltd	355,159

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	4,475,300

INSTRUMENTS AND RELATED PRODUCTS - 2.48%
10,692		Baxter International, Inc	627,406
57,956	*	Boston Scientific Corp	521,604
10,813		PerkinElmer, Inc	222,640
6,931	*	St. Jude Medical, Inc	254,922

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	1,626,572

TIAA-CREF LIFE FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

INSURANCE CARRIERS - 3.00%
9,056		ACE Ltd	$456,422
14,402		Cigna Corp	507,959
3,531		PartnerRe Ltd	263,624
7,739	*	Progressive Corp	139,225
12,205		Prudential Financial, Inc	607,321

		TOTAL INSURANCE CARRIERS	1,974,551

LEGAL SERVICES - 0.26%
3,612	*	FTI Consulting, Inc	170,342

		TOTAL LEGAL SERVICES	170,342

METAL MINING - 1.15%
7,323		Anglo American plc	317,141
3,263		Barrick Gold Corp	128,497
7,535		Companhia Vale do Rio Doce (ADR)	218,741
1,734		Rio Tinto plc	93,631

		TOTAL METAL MINING	758,010

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.64%
8,487		Jarden Corp	262,333
8,060		Mattel, Inc	161,039

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	423,372

MISCELLANEOUS RETAIL - 0.83%
3,815	*	Amazon.com, Inc	513,194
1,471	*	Vitamin Shoppe, Inc	32,715

		TOTAL MISCELLANEOUS RETAIL	545,909

MOTION PICTURES - 2.29%
14,859	*	Discovery Communications, Inc (Class A)	455,725
4,784	*	DreamWorks Animation SKG, Inc (Class A)	191,121
9,642		Scripps Networks Interactive (Class A)	400,143
15,629		Time Warner, Inc	455,429

		TOTAL MOTION PICTURES	1,502,418

NONDEPOSITORY INSTITUTIONS - 0.44%
19,764		Discover Financial Services	290,728

		TOTAL NONDEPOSITORY INSTITUTIONS	290,728

OIL AND GAS EXTRACTION - 5.65%
10,840		Anadarko Petroleum Corp	676,633
2,760		Apache Corp	284,749
9,814	*	Cameron International Corp	410,225
13,116	*	Cobalt International Energy, Inc	181,525
28,446		Halliburton Co	855,941
9,314	*	Newfield Exploration Co	449,214
5,648		Occidental Petroleum Corp	459,465
6,030		Petroleo Brasileiro S.A. (ADR)	287,510
5,048		Tullow Oil plc	105,909

		TOTAL OIL AND GAS EXTRACTION	3,711,171

PAPER AND ALLIED PRODUCTS - 0.62%
6,348		Kimberly-Clark Corp	404,431

		TOTAL PAPER AND ALLIED PRODUCTS	404,431

TIAA-CREF LIFE FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

PETROLEUM AND COAL PRODUCTS - 5.43%
13,291		Chevron Corp	$1,023,274
2,037		Enterprise Products Partners LP	63,982
32,371		Exxon Mobil Corp	2,207,379
3,616		Walter Industries, Inc	272,321

		TOTAL PETROLEUM AND COAL PRODUCTS	3,566,956

PRIMARY METAL INDUSTRIES - 0.47%
2,777		Precision Castparts Corp	306,442

		TOTAL PRIMARY METAL INDUSTRIES	306,442

RAILROAD TRANSPORTATION - 0.89%
9,171		Union Pacific Corp	586,027

		TOTAL RAILROAD TRANSPORTATION	586,027

SECURITY AND COMMODITY BROKERS - 1.66%
5,688		Goldman Sachs Group, Inc	960,362
2,465		T Rowe Price Group, Inc	131,261

		TOTAL SECURITY AND COMMODITY BROKERS	1,091,623

STONE, CLAY, AND GLASS PRODUCTS - 0.56%
5,148		Corning, Inc	99,408
8,217	*	Owens-Illinois, Inc	270,093

		TOTAL STONE, CLAY, AND GLASS PRODUCTS	369,501

TOBACCO PRODUCTS - 0.89%
12,200		Philip Morris International, Inc	587,918

		TOTAL TOBACCO PRODUCTS	587,918

TRANSPORTATION BY AIR - 0.99%
8,132	*	Continental Airlines, Inc (Class B)	145,725
6,036		FedEx Corp	503,705

		TOTAL TRANSPORTATION BY AIR	649,430

TRANSPORTATION EQUIPMENT - 2.41%
7,556	*	Autoliv, Inc	327,628
8,038		Goodrich Corp	516,442
4,955		Honeywell International, Inc	194,236
7,884		United Technologies Corp	547,228

		TOTAL TRANSPORTATION EQUIPMENT	1,585,534

TRUCKING AND WAREHOUSING - 0.40%
4,537		United Parcel Service, Inc (Class B)	260,288

		TOTAL TRUCKING AND WAREHOUSING	260,288

WHOLESALE TRADE-NONDURABLE GOODS - 0.20%
4,058		Terra Industries, Inc	130,627

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	130,627

		TOTAL COMMON STOCKS (Cost $61,415,823)	65,373,762

TIAA-CREF LIFE FUNDS - Growth & Income Fund

SHARES	COMPANY	VALUE

	TOTAL PORTFOLIO - 99.47% (Cost $61,415,823)	$65,373,762
	OTHER ASSETS AND LIABILITIES, NET - 0.53%	345,304

	NET ASSETS - 100.00%	$65,719,066

The following abbreviations are used in portfolio descriptions:

ADR	American Depositary Receipt

LP	Limited Partnership

plc	Public Limited Company

*	Non-income producing

TIAA-CREF LIFE FUNDS - International Equity Fund

TIAA-CREF LIFE FUNDS

INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS

December 31, 2009

SHARES		COMPANY	VALUE

COMMON STOCKS - 100.92%
BUSINESS SERVICES - 5.60%
77,909		Adecco S.A.	$4,297,848
36,794	*	Autonomy Corp plc	893,522
1,900		Mitsubishi UFJ Lease & Finance Co Ltd	57,239
6		NTT Data Corp	18,605

		TOTAL BUSINESS SERVICES	5,267,214

CHEMICALS AND ALLIED PRODUCTS - 18.25%
3,800		Astellas Pharma, Inc	141,774
2,800		Eisai Co Ltd	102,945
75,358		Henkel KGaA (Preference)	3,957,280
1,900		Hisamitsu Pharmaceutical Co, Inc	61,361
9,500		Kao Corp	222,649
4,000		Kissei Pharmaceutical Co Ltd	78,801
1,000		Kyowa Hakko Kogyo Co Ltd	10,575
89,014		Lanxess AG.	3,365,068
33,446		Novartis AG.	1,826,460
40,891		Reckitt Benckiser Group plc	2,213,436
10,600		Shin-Etsu Chemical Co Ltd	598,458
15,246		Syngenta AG.	4,305,587
3,300		Takeda Pharmaceutical Co Ltd	135,964
2,000		Tanabe Seiyaku Co Ltd	24,956
2,800		Tsumura & Co	90,520
8,000		UBE Industries Ltd	21,888

		TOTAL CHEMICALS AND ALLIED PRODUCTS	17,157,722

COMMUNICATIONS - 0.44%
8,300		Nippon Telegraph & Telephone Corp	327,875
17		NTT DoCoMo, Inc	23,723
28,357		Vodafone Group plc	65,667

		TOTAL COMMUNICATIONS	417,265

DEPOSITORY INSTITUTIONS - 6.87%
66		Australia & New Zealand Banking Group Ltd	1,345
486,300		Bank Rakyat Indonesia	390,855
45,286		HDFC Bank Ltd	1,650,105
113,637		HSBC Holdings plc	1,296,411
182,500		Mitsubishi UFJ Financial Group, Inc	898,955
8,000		Mitsui Trust Holdings, Inc	26,949
1,090		Societe Generale	75,733
15,800		Sumitomo Mitsui Financial Group, Inc	453,387
3,000		Suruga Bank Ltd	26,143
105,057	*	UBS A.G. (Switzerland)	1,635,970

		TOTAL DEPOSITORY INSTITUTIONS	6,455,853

EDUCATIONAL SERVICES - 0.00%**
100		Benesse Corp	4,181

		TOTAL EDUCATIONAL SERVICES	4,181

TIAA-CREF LIFE FUNDS - International Equity Fund

SHARES		COMPANY	VALUE

ELECTRIC, GAS, AND SANITARY SERVICES - 4.31%
9,800		Chubu Electric Power Co, Inc	$233,784
328,706		Energias de Portugal S.A.	1,463,424
51,737		Fortum Oyj	1,403,598
1,800		Hokkaido Electric Power Co, Inc	32,653
1,800		Hokuriku Electric Power Co	39,301
5,900		Kansai Electric Power Co, Inc	133,143
5,400		Kyushu Electric Power Co, Inc	111,223
5,700		Tohoku Electric Power Co, Inc	112,959
12,000		Tokyo Electric Power Co, Inc	301,181
55,500		Tokyo Gas Co Ltd	221,536

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	4,052,802

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 8.38%
484,150		Hon Hai Precision Industry Co, Ltd	2,264,202
90		Kyocera Corp	7,926
4,800		Matsushita Electric Industrial Co Ltd	69,103
63,000		Mitsubishi Electric Corp	468,005
100		Murata Manufacturing Co Ltd	4,991
800		Nidec Corp	73,938
1,200		Nitto Denko Corp	43,109
38,385		Nokia Oyj	496,318
294,750		Powertech Technology, Inc	998,536
198,501		Smiths Group plc	3,235,949
7,300		Sony Corp	212,224

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	7,874,301

ENGINEERING AND MANAGEMENT SERVICES - 1.28%
15,975		Tecan Group AG.	1,200,012

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	1,200,012

FOOD AND KINDRED PRODUCTS - 2.82%
1,900		Asahi Breweries Ltd	34,993
43,907		InBev NV	2,272,939
15,000		Toyo Suisan Kaisha Ltd	345,910

		TOTAL FOOD AND KINDRED PRODUCTS	2,653,842

GENERAL MERCHANDISE STORES - 0.89%
1,808		Shinsegae Co Ltd	835,094

		TOTAL GENERAL MERCHANDISE STORES	835,094

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.96%
26,247		Saipem S.p.A.	905,796

		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	905,796

HOLDING AND OTHER INVESTMENT OFFICES - 2.59%
19		DA Office Investment Corp	40,362
135,965		iShares MSCI Japan Index Fund	1,324,300
19		Japan Excellent, Inc	84,682
10	*	Japan Retail Fund Investment Corp	44,972
15	*	Kenedix Realty Investment Corp	41,068
10		Nippon Accommodations Fund, Inc	52,305
1		Nomura Real Estate Office Fund, Inc	5,439
10		Nomura Real Estate Residential Fund, Inc	36,352
23		Premier Investment Co	75,315
19		Top REIT Inc	84,386
10		United Urban Investment Corp	52,863
53,060		Westfield Group	593,844

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	2,435,888

TIAA-CREF LIFE FUNDS - International Equity Fund

SHARES		COMPANY	VALUE

INDUSTRIAL MACHINERY AND EQUIPMENT - 5.15%
5,870		Canon, Inc	$249,701
500		Daikin Industries Ltd	19,749
1,400		Fanuc Ltd	130,483
1,040		FUJIFILM Holdings Corp	31,409
23,741	*	Hollysys Automation Technologies Ltd	285,129
8,230		Komatsu Ltd	172,288
2,444,000		Lenovo Group Ltd	1,514,601
37,374		Rheinmetall AG.	2,372,833
3,601		SKF AB (B Shares)	62,094
100	*	Sumitomo Heavy Industries Ltd	506

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	4,838,793

INSTRUMENTS AND RELATED PRODUCTS - 2.04%
15,270		Phonak Holding AG.	1,849,961
1,200		Terumo Corp	72,324

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	1,922,285

INSURANCE AGENTS, BROKERS AND SERVICE - 0.05%
1,700		Millea Holdings, Inc	46,392

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	46,392

INSURANCE CARRIERS - 0.20%
2,999		Mitsui Sumitomo Insurance Group Holdings, Inc	76,598
12,000		Sompo Japan Insurance, Inc	77,369
1,600		T&D Holdings, Inc	32,905

		TOTAL INSURANCE CARRIERS	186,872

METAL MINING - 2.85%
35,926		Anglo American plc	1,555,869
2,295		BHP Billiton Ltd	87,822
6,347		Rio Tinto Ltd	423,693
11,377		Rio Tinto plc	614,322

		TOTAL METAL MINING	2,681,706

MISCELLANEOUS RETAIL - 0.22%
10,200		Seven & I Holdings Co Ltd	208,268

		TOTAL MISCELLANEOUS RETAIL	208,268

NONDEPOSITORY INSTITUTIONS - 0.48%
6,591		ORIX Corp	448,743

		TOTAL NONDEPOSITORY INSTITUTIONS	448,743

OIL AND GAS EXTRACTION - 5.63%
95,694		BG Group plc	1,727,879
799,000		CNOOC Ltd	1,244,795
17		Inpex Holdings, Inc	128,539
104,366		Tullow Oil plc	2,189,645

		TOTAL OIL AND GAS EXTRACTION	5,290,858

PAPER AND ALLIED PRODUCTS - 2.14%
1,246,600		Nine Dragons Paper Holdings Ltd	1,988,412
4,000		Rengo Co Ltd	23,775

		TOTAL PAPER AND ALLIED PRODUCTS	2,012,187

TIAA-CREF LIFE FUNDS - International Equity Fund

SHARES		COMPANY	VALUE

PETROLEUM AND COAL PRODUCTS - 1.04%
85,209		BP plc	$822,793
4,728		Royal Dutch Shell plc (A Shares)	143,071
243		Total S.A.	15,608

		TOTAL PETROLEUM AND COAL PRODUCTS	981,472

PRIMARY METAL INDUSTRIES - 0.18%
9,100		Nippon Steel Corp	36,873
27,000		Sumitomo Metal Industries Ltd	72,577
4,200		Sumitomo Metal Mining Co Ltd	61,982

		TOTAL PRIMARY METAL INDUSTRIES	171,432

RAILROAD TRANSPORTATION - 0.79%
19		Central Japan Railway Co	127,172
6,800		East Japan Railway Co	430,309
54		West Japan Railway Co	181,043

		TOTAL RAILROAD TRANSPORTATION	738,524

REAL ESTATE - 0.15%
5,050		Goldcrest Co Ltd	141,411

		TOTAL REAL ESTATE	141,411

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 6.70%
53,449		Bayer AG.	4,277,180
7,600	*	NOK Corp	104,825
151,669		SSL International plc	1,915,770

		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	6,297,775

SECURITY AND COMMODITY BROKERS - 6.20%
46,065		Credit Suisse Group	2,282,121
41,327		Deutsche Boerse AG.	3,422,275
17,000		Nomura Holdings, Inc	126,423

		TOTAL SECURITY AND COMMODITY BROKERS	5,830,819

TEXTILE MILL PRODUCTS - 1.48%
431,000		Teijin Ltd	1,392,508

		TOTAL TEXTILE MILL PRODUCTS	1,392,508

TRANSPORTATION BY AIR - 1.94%
606,638	*	British Airways plc	1,824,551

		TOTAL TRANSPORTATION BY AIR	1,824,551

TRANSPORTATION EQUIPMENT - 1.35%
3,320	*	Denso Corp	100,321
15,500	*	Honda Motor Co Ltd	525,894
3,800		JTEKT Corp	48,875
14,020		Toyota Motor Corp	591,096

		TOTAL TRANSPORTATION EQUIPMENT	1,266,186

WATER TRANSPORTATION - 0.06%
10,000		Mitsui OSK Lines Ltd	52,827

		TOTAL WATER TRANSPORTATION	52,827

TIAA-CREF LIFE FUNDS - International Equity Fund

SHARES	COMPANY	VALUE

WHOLESALE TRADE-DURABLE GOODS - 9.83%
145,456	Assa Abloy AB (Class B)	$2,802,209
506,000	Li & Fung Ltd	2,092,024
8,740	Mitsubishi Corp	217,701
10,500	Mitsui & Co Ltd	148,954
19,250	Sumitomo Corp	196,018
100,662	ThyssenKrupp AG.	3,784,112

	TOTAL WHOLESALE TRADE-DURABLE GOODS	9,241,018

WHOLESALE TRADE-NONDURABLE GOODS - 0.05%
10,000	Nippon Oil Corp	46,361

	TOTAL WHOLESALE TRADE-NONDURABLE GOODS	46,361

	TOTAL COMMON STOCKS (Cost $90,011,286)	94,880,958

	TOTAL PORTFOLIO - 100.92% (Cost $90,011,286)	94,880,958
	OTHER ASSETS AND LIABILITIES, NET - (0.92)%	(865,726)

	NET ASSETS - 100.00%	$94,015,232

The following abbreviations are used in portfolio descriptions:

plc	Public Limited Company

REIT	Real Estate Investment Trust

*	Non-income producing

**	Percentage represents less than 0.01%

TIAA-CREF LIFE FUNDS - Large-Cap Value Fund

TIAA-CREF LIFE FUNDS

LARGE-CAP VALUE FUND

SCHEDULE OF INVESTMENTS

December 31, 2009

SHARES		COMPANY	VALUE

PREFERRED STOCKS - 0.53%
DEPOSITORY INSTITUTIONS - 0.53%
19,278	*	Bank of America Corp	$287,628

		TOTAL DEPOSITORY INSTITUTIONS	287,628

		TOTAL PREFERRED STOCKS (Cost $289,170)	287,628

COMMON STOCKS - 99.86%
AMUSEMENT AND RECREATION SERVICES - 1.37%
11,681	*	Melco PBL Entertainment Macau Ltd (ADR)	39,365
9,112	*	Penn National Gaming, Inc	247,664
7,363	*	Pinnacle Entertainment, Inc	66,120
12,124		Walt Disney Co	390,999

		TOTAL AMUSEMENT AND RECREATION SERVICES	744,148

APPAREL AND ACCESSORY STORES - 0.53%
8,121		American Eagle Outfitters, Inc	137,895
16,814		Talbots, Inc	149,812

		TOTAL APPAREL AND ACCESSORY STORES	287,707

APPAREL AND OTHER TEXTILE PRODUCTS - 0.00%**
192	*	Liz Claiborne, Inc	1,081

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	1,081

BUILDING MATERIALS AND GARDEN SUPPLIES - 1.19%
27,676		Lowe’s Cos, Inc	647,342

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	647,342

BUSINESS SERVICES - 2.32%
5,914	*	Autodesk, Inc	150,275
4,745	*	DST Systems, Inc	206,645
25,848	*	eBay, Inc	608,461
4,458	*	Interpublic Group of Cos, Inc	32,900
220	*	Medidata Solutions, Inc	3,432
14,665	*	Symantec Corp	262,357

		TOTAL BUSINESS SERVICES	1,264,070

CHEMICALS AND ALLIED PRODUCTS - 11.35%
9,439		Alberto-Culver Co	276,468
2,029		Clorox Co	123,769
3,144		Cytec Industries, Inc	114,504
10,145		Dow Chemical Co	280,306
3,489		Du Pont (E.I.) de Nemours & Co	117,475
25,327	*	Elan Corp plc (ADR)	165,132
30,437		Ferro Corp	250,801
6,914	*	Forest Laboratories, Inc	222,009
19,348		Huntsman Corp	218,439
6,299		Johnson & Johnson	405,719
18,598		Merck & Co, Inc	679,571
13,938	*	Mylan Laboratories, Inc	256,877
79,913		Pfizer, Inc	1,453,616

TIAA-CREF LIFE FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

9,190		Procter & Gamble Co	$557,190
9,359		Teva Pharmaceutical Industries Ltd (ADR)	525,789
8,830		UCB S.A.	368,561
14,448	*	Vanda Pharmaceuticals, Inc	162,396

		TOTAL CHEMICALS AND ALLIED PRODUCTS	6,178,622

COMMUNICATIONS - 7.05%
10,586	*,m	AOL, Inc	246,442
46,323		AT&T, Inc	1,298,433
13,192		CBS Corp (Class B)	185,348
27,312		Comcast Corp (Class A)	460,480
5,471		DISH Network Corp (Class A)	113,633
7,020		Hellenic Telecommunications Organization S.A.	103,036
17,117	*	MetroPCS Communications, Inc	130,603
21,250		Qwest Communications International, Inc	89,463
34,196	*	Sprint Nextel Corp	125,157
618		Time Warner Cable, Inc	25,579
32,021		Verizon Communications, Inc	1,060,855

		TOTAL COMMUNICATIONS	3,839,029

DEPOSITORY INSTITUTIONS - 13.38%
26,547		AMMB Holdings Berhad	38,626
80,491		Bank of America Corp	1,212,195
7,851		Bank of New York Mellon Corp	219,592
1,900		Bank of the Ryukyus Ltd	21,730
4,827		BB&T Corp	122,461
355,256		Citigroup, Inc	1,175,897
125,805		Huntington Bancshares, Inc	459,188
27,498		JPMorgan Chase & Co	1,145,842
26,165		Regions Financial Corp	138,413
13,797		State Street Corp	600,721
26,652		TCF Financial Corp	363,000
24,118		US Bancorp	542,896
46,293		Wells Fargo & Co	1,249,449

		TOTAL DEPOSITORY INSTITUTIONS	7,290,010

EATING AND DRINKING PLACES - 0.83%
19,617		Brinker International, Inc	292,686
33,955		Wendy’s/Arby’s Group, Inc (Class A)	159,249

		TOTAL EATING AND DRINKING PLACES	451,935

ELECTRIC, GAS, AND SANITARY SERVICES - 5.24%
8,334		Allegheny Energy, Inc	195,683
5,236		American Electric Power Co, Inc	182,160
17,317		Centerpoint Energy, Inc	251,271
1,529		Consolidated Edison, Inc	69,462
3,272		Constellation Energy Group, Inc	115,076
670		Dominion Resources, Inc	26,076
6,936		Duke Energy Corp	119,369
1,042		Entergy Corp	85,277
9,135		Exelon Corp	446,428
1,849		FirstEnergy Corp	85,886
2,623		FPL Group, Inc	138,547
255		MDU Resources Group, Inc	6,018
3,369	*	Mirant Corp	51,445
7,077	*	NRG Energy, Inc	167,088
12,919		NV Energy, Inc	159,937
3,809		PG&E Corp	170,072

TIAA-CREF LIFE FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

3,021		PPL Corp	$97,609
1,741		Progress Energy, Inc	71,398
41		Public Service Enterprise Group, Inc	1,363
2,655		Questar Corp	110,368
13,309	*	Reliant Energy, Inc	76,127
169		Southern Union Co	3,836
7,559		Williams Cos, Inc	159,344
2,902		Xcel Energy, Inc	61,580

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	2,851,420

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 6.62%
4,785	*	Broadcom Corp (Class A)	150,488
5,538		Cooper Industries plc	236,140
103,882		General Electric Co	1,571,736
43,472		Hitachi Ltd	133,638
29,565	*	Infineon Technologies AG.	164,481
9,805	*	Integrated Device Technology, Inc	63,438
24,191		Intel Corp	493,496
5,000	*	International Rectifier Corp	110,600
12,506	*	LSI Logic Corp	75,161
5,458	*	Marvell Technology Group Ltd	113,254
3,480		Motorola, Inc	27,005
8,570		Qualcomm, Inc	396,448
678,266		Solomon Systech International Ltd	69,028

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	3,604,913

ENGINEERING AND MANAGEMENT SERVICES - 0.33%
22	*	Affymax, Inc	544
2,264	*	Jacobs Engineering Group, Inc	85,149
4,881		KBR, Inc	92,739

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	178,432

FABRICATED METAL PRODUCTS - 0.53%
8,983		Pentair, Inc	290,151

		TOTAL FABRICATED METAL PRODUCTS	290,151

FOOD AND KINDRED PRODUCTS - 3.93%
12,446	*	Constellation Brands, Inc (Class A)	198,265
9,694		Del Monte Foods Co	109,930
3,248		Diageo plc (ADR)	225,444
6,873		General Mills, Inc	486,676
17,522		Kraft Foods, Inc (Class A)	476,248
4,831		PepsiCo, Inc	293,725
10,900		Unilever plc (ADR)	347,710

		TOTAL FOOD AND KINDRED PRODUCTS	2,137,998

FOOD STORES - 0.06%
1,588		Kroger Co	32,602

		TOTAL FOOD STORES	32,602

FORESTRY - 1.52%
3,373		Rayonier, Inc	142,206
15,892		Weyerhaeuser Co	685,581

		TOTAL FORESTRY	827,787

TIAA-CREF LIFE FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

FURNITURE AND FIXTURES - 0.17%
374	*	Lear Corp	$25,297
4,705		Masco Corp	64,976

		TOTAL FURNITURE AND FIXTURES	90,273

GENERAL BUILDING CONTRACTORS - 0.14%
3,833		Ryland Group, Inc	75,510

		TOTAL GENERAL BUILDING CONTRACTORS	75,510

GENERAL MERCHANDISE STORES - 1.05%
11,841		Target Corp	572,749

		TOTAL GENERAL MERCHANDISE STORES	572,749

HOLDING AND OTHER INVESTMENT OFFICES - 1.34%
472		Boston Properties, Inc	31,657
17,571		Glimcher Realty Trust	47,442
10,713		Kimco Realty Corp	144,947
1,517		Plum Creek Timber Co, Inc	57,282
939		Regency Centers Corp	32,921
431		Simon Property Group, Inc	34,394
3,214		SL Green Realty Corp	161,471
8,146		Starwood Property Trust, Inc	153,878
946		Vornado Realty Trust	66,163

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	730,155

HOTELS AND OTHER LODGING PLACES - 0.64%
4,022		Accor S.A.	220,092
104,800	*	Wynn Macau Ltd	129,084

		TOTAL HOTELS AND OTHER LODGING PLACES	349,176

INDUSTRIAL MACHINERY AND EQUIPMENT - 4.67%
18,482	*	AGCO Corp	597,708
305	*	Fortinet, Inc	5,359
7,528		Hewlett-Packard Co	387,767
2,311		ITT Industries, Inc	114,949
6,244		Northrop Grumman Corp	348,727
21,622	*	Palm, Inc	217,085
5,958		SPX Corp	325,903
16,446		Textron, Inc	309,349
18,442	*	Verigy Ltd	237,349

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	2,544,196

INSTRUMENTS AND RELATED PRODUCTS - 2.62%
78,926	*	Boston Scientific Corp	710,334
5,617	*	Bruker BioSciences Corp	67,741
6,039		Danaher Corp	454,133
9,543		PerkinElmer, Inc	196,490

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	1,428,698

INSURANCE CARRIERS - 4.70%
5,320		ACE Ltd	268,128
58		Aegon NV	372
1,626		Aetna, Inc	51,544
1,958		Allstate Corp	58,818
7,191		Axis Capital Holdings Ltd	204,296
3,007		Max Re Capital Ltd	67,056
7,341		Metlife, Inc	259,504
2,831		PartnerRe Ltd	211,362
7,720		Prudential Financial, Inc	384,147

TIAA-CREF LIFE FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

3,257		RenaissanceRe Holdings Ltd	$173,110
1,032		Transatlantic Holdings, Inc	53,778
7,389		Travelers Cos, Inc	368,416
7,393		UnitedHealth Group, Inc	225,339
3,998	*	WellPoint, Inc	233,043

		TOTAL INSURANCE CARRIERS	2,558,913

METAL MINING - 0.55%
6,914		Anglo American plc	299,429

		TOTAL METAL MINING	299,429

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.22%
3,747		Hasbro, Inc	120,129

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	120,129

MISCELLANEOUS RETAIL - 0.45%
6,875		CVS Corp	221,444
1,171	*	Vitamin Shoppe, Inc	26,043

		TOTAL MISCELLANEOUS RETAIL	247,487

MOTION PICTURES - 1.07%
17,353		News Corp (Class A)	237,563
11,902		Time Warner, Inc	346,824

		TOTAL MOTION PICTURES	584,387

NONDEPOSITORY INSTITUTIONS - 0.83%
59,614		Chimera Investment Corp	231,302
15,087		Discover Financial Services	221,930

		TOTAL NONDEPOSITORY INSTITUTIONS	453,232

OIL AND GAS EXTRACTION - 8.26%
4,413		Anadarko Petroleum Corp	275,459
3,599		Apache Corp	371,309
7,099		Baker Hughes, Inc	287,368
4,124		Cabot Oil & Gas Corp	179,765
1,186		Chesapeake Energy Corp	30,694
24,484	*	Cobalt International Energy, Inc	338,859
3,342	*	Concho Resources, Inc	150,056
2,361	*,m	Crescent Point Energy Corp	89,148
2,081		Devon Energy Corp	152,954
3,997		EOG Resources, Inc	388,908
12,499	*	Nabors Industries Ltd	273,603
4,515		National Oilwell Varco, Inc	199,066
8,436		Occidental Petroleum Corp	686,268
93	*	Plains Exploration & Production Co	2,572
9,179		Rowan Cos, Inc	207,813
1,554		Schlumberger Ltd	101,150
14,853		Smith International, Inc	403,555
10,659	*	Weatherford International Ltd	190,903
3,550		XTO Energy, Inc	165,182

		TOTAL OIL AND GAS EXTRACTION	4,494,632

PAPER AND ALLIED PRODUCTS - 0.48%
542		Mondi Ltd	2,626
8,823		Sonoco Products Co	258,073

		TOTAL PAPER AND ALLIED PRODUCTS	260,699

TIAA-CREF LIFE FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE
PETROLEUM AND COAL PRODUCTS - 7.33%
16,591		Chevron Corp	$1,277,341
5,429		ConocoPhillips	277,259
25,035		Exxon Mobil Corp	1,707,137
12,621		Marathon Oil Corp	394,028
3,913		Walter Industries, Inc	294,688
8,899	*	Western Refining, Inc	41,914

		TOTAL PETROLEUM AND COAL PRODUCTS	3,992,367

PIPELINES, EXCEPT NATURAL GAS - 0.02%
484		Spectra Energy Corp	9,927

		TOTAL PIPELINES, EXCEPT NATURAL GAS	9,927

PRINTING AND PUBLISHING - 0.41%
2,646		Dun & Bradstreet Corp	223,243

		TOTAL PRINTING AND PUBLISHING	223,243

RAILROAD TRANSPORTATION - 0.15%
1,253		Union Pacific Corp	80,067

		TOTAL RAILROAD TRANSPORTATION	80,067

REAL ESTATE - 0.05%
68,099	*	Unitech Corporate Parks plc	26,508

		TOTAL REAL ESTATE	26,508

SECURITY AND COMMODITY BROKERS - 2.83%
5,504		Charles Schwab Corp	103,585
198,766	*	E*Trade Financial Corp	347,841
3,718		Goldman Sachs Group, Inc	627,747
12,663		Legg Mason, Inc	381,916
3,989	*	Nasdaq Stock Market, Inc	79,062

		TOTAL SECURITY AND COMMODITY BROKERS	1,540,151

TRANSPORTATION BY AIR - 0.76%
9,491	*	Continental Airlines, Inc (Class B)	170,079
21,516	*	Delta Air Lines, Inc	244,852

		TOTAL TRANSPORTATION BY AIR	414,931

TRANSPORTATION EQUIPMENT - 3.54%
50,729		American Axle & Manufacturing Holdings, Inc	406,846
5,980		Boeing Co	323,697
14,670	*	Ford Motor Co	146,700
5,442		Goodrich Corp	349,649
8,826		Honeywell International, Inc	345,979
6,970		Magna International, Inc - Class A	352,543

		TOTAL TRANSPORTATION EQUIPMENT	1,925,414

TRANSPORTATION SERVICES - 0.53%
20,000		UTI Worldwide, Inc	286,400

		TOTAL TRANSPORTATION SERVICES	286,400

TIAA-CREF LIFE FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE
TRUCKING AND WAREHOUSING - 0.32%
4,933		Con-way, Inc	$172,211

		TOTAL TRUCKING AND WAREHOUSING	172,211

WHOLESALE TRADE-DURABLE GOODS - 0.22%
5,394	*	Talecris Biotherapeutics Holdings Corp	120,124

		TOTAL WHOLESALE TRADE-DURABLE GOODS	120,124

WHOLESALE TRADE-NONDURABLE GOODS - 0.26%
4,409		Terra Industries, Inc	141,926

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	141,926

		TOTAL COMMON STOCKS (Cost $54,112,126)	54,370,181

		TOTAL PORTFOLIO - 100.39% (Cost $54,401,296)	54,657,809
		OTHER ASSETS AND LIABILITIES, NET - (0.39)%	(211,109)

		NET ASSETS - 100.00%	$54,446,700

The following abbreviations are used in portfolio descriptions:

ADR	American Depositary Receipt

plc	Public Limited Company

*	Non-income producing

m	Indicates a security that has been deemed illiquid.

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

TIAA-CREF LIFE FUNDS

SMALL-CAP EQUITY FUND

SCHEDULE OF INVESTMENTS

December 31, 2009

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.84%
AGRICULTURAL PRODUCTION-CROPS - 0.13%
3,200	*	Chiquita Brands International, Inc	$57,728

		TOTAL AGRICULTURAL PRODUCTION-CROPS	57,728

AGRICULTURAL PRODUCTION-LIVESTOCK - 0.11%
36		Seaboard Corp	48,564

		TOTAL AGRICULTURAL PRODUCTION-LIVESTOCK	48,564

AMUSEMENT AND RECREATION SERVICES - 0.75%
1,282	*	Bally Technologies, Inc	52,934
536		Dover Downs Gaming & Entertainment, Inc	2,026
7,865	*	Live Nation, Inc	66,931
3,590	*	Pinnacle Entertainment, Inc	32,238
6,702	*	Ticketmaster	81,898
5,687		World Wrestling Entertainment, Inc (Class A)	87,182

		TOTAL AMUSEMENT AND RECREATION SERVICES	323,209

APPAREL AND ACCESSORY STORES - 2.23%
4,135	*	Carter’s, Inc	108,544
9,046		Cato Corp (Class A)	181,463
400	*	Children’s Place Retail Stores, Inc	13,204
2,674	*	Citi Trends, Inc	73,856
1,100	*	Collective Brands, Inc	25,047
9,181	*	Dress Barn, Inc	212,080
3,100	*	DSW, Inc (Class A)	80,228
3,343	*	J Crew Group, Inc	149,566
1,550	*	JOS A Bank Clothiers, Inc	65,395
4,011		Stage Stores, Inc	49,576

		TOTAL APPAREL AND ACCESSORY STORES	958,959

APPAREL AND OTHER TEXTILE PRODUCTS - 0.72%
1,000	*	Gymboree Corp	43,490
8,545		Jones Apparel Group, Inc	137,232
2,682	*	Liz Claiborne, Inc	15,100
2,037	*	Maidenform Brands, Inc	33,998
1,889	*	Warnaco Group, Inc	79,697

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	309,517

AUTO REPAIR, SERVICES AND PARKING - 0.41%
4,140	*	Dollar Thrifty Automotive Group, Inc	106,026
2,248	*	Wright Express Corp	71,621

		TOTAL AUTO REPAIR, SERVICES AND PARKING	177,647

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.28%

11,600		Sonic Automotive, Inc (Class A)	120,524

		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	120,524

BUSINESS SERVICES - 9.92%
24,854	*	3Com Corp	186,404
307	*	ACI Worldwide, Inc	5,265
8,778	*	Actuate Corp	37,570
6,335	*	Acxiom Corp	85,016

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

2,666		Administaff, Inc	$62,891
8,740	*	AMN Healthcare Services, Inc	79,184
684	*	APAC Customer Services, Inc	4,077
2,770	*	ArcSight, Inc	70,857
1,380	*	Ariba, Inc	17,278
18,648	*	Art Technology Group, Inc	84,102
4,100	*	Avis Budget Group, Inc	53,792
6,167		BGC Partners, Inc (Class A)	28,492
900		Blackbaud, Inc	21,267
2,010	*	Bottomline Technologies, Inc	35,316
1,830	*	CACI International, Inc (Class A)	89,396
560	*	Capella Education Co	42,168
6,199	*	Ciber, Inc	21,387
4,269	*	Cogent, Inc	44,355
4,900	*	Commvault Systems, Inc	116,081
4,197		Compass Diversified Trust	53,554
4,571	*	CSG Systems International, Inc	87,260
3,919	*	Dice Holdings, Inc	25,669
2,500	*	Digital River, Inc	67,475
1,250	*	Dynamics Research Corp	13,263
3,524	*	DynCorp International, Inc (Class A)	50,569
9,855		Earthlink, Inc	81,895
3,685	*	FalconStor Software, Inc	14,961
1,760	*	Forrester Research, Inc	45,672
6,280	*	Gartner, Inc	113,291
3,745	*	Global Sources Ltd	23,406
3,153	*	Hackett Group, Inc	8,765
900		Heartland Payment Systems, Inc	11,817
3,086	*	i2 Technologies, Inc	59,004
2,130		iGate Corp	21,300
3,800	*	Informatica Corp	98,268
187	*	Integral Systems, Inc	1,619
2,190	*	Interactive Intelligence, Inc	40,384
539	*	inVentiv Health, Inc	8,716
1,800	*	JDA Software Group, Inc	45,846
2,080	*	Kenexa Corp	27,144
700		Keynote Systems, Inc	7,637
7,880	*	Lawson Software, Inc	52,402
1,200	*	Limelight Networks, Inc	4,716
1,210	*	Liquidity Services, Inc	12,185
4,720	*	Liveperson, Inc	32,898
1,000	*	Mantech International Corp (Class A)	48,280
1,606	*	MicroStrategy, Inc (Class A)	150,996
4,714	*	ModusLink Global Solutions, Inc	44,359
13,440	*	MoneyGram International, Inc	38,707
1,281	*	NCI, Inc (Class A)	35,420
5,587	*	Netscout Systems, Inc	81,794
1,000		NIC, Inc	9,140
3,007	*	On Assignment, Inc	21,500
3,419		Pegasystems, Inc	116,246
686	*	Perfect World Co Ltd (ADR)	27,056
481	*	Perficient, Inc	4,055
2,260	*	Pervasive Software, Inc	10,893
2,460	*	PROS Holdings, Inc	25,461
7,016	*	Quest Software, Inc	129,094
1,869	*	Rent-A-Center, Inc	33,119
1,468	*	RightNow Technologies, Inc	25,499
1,100		Rollins, Inc	21,208
10,286	*	S1 Corp	67,065
2,683	*	Saba Software, Inc	11,108
15,746	*	Sapient Corp	130,219
3,659	*	SolarWinds, Inc	84,194
7,006	*	SonicWALL, Inc	53,316
800	*	Sonus Networks, Inc	1,688
775	*	Sourcefire, Inc	20,731
2,640	*	StarTek, Inc	19,747
2,784	*	SuccessFactors, Inc	46,159

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

4,790	*	SYKES Enterprises, Inc	$122,001
4,279	*	SYNNEX Corp	131,194
144		Take-Two Interactive Software, Inc	1,447
7,791	*	TeleTech Holdings, Inc	156,053
2,762	*	TIBCO Software, Inc	26,598
6,887	*	Unisys Corp	265,562
11,200	*	Valueclick, Inc	113,344
428	*	Vasco Data Security International	2,684
2,142	*	Virtusa Corp	19,407
3,951	*	Websense, Inc	68,984

		TOTAL BUSINESS SERVICES	4,258,942

CHEMICALS AND ALLIED PRODUCTS - 7.23%
1,480	*	Acorda Therapeutics, Inc	37,326
6,700	*	Adolor Corp	9,782
3,183	*	Allos Therapeutics, Inc	20,912
1,945	*	Alnylam Pharmaceuticals, Inc	34,271
600	*	AMAG Pharmaceuticals, Inc	22,818
519	*	Arqule, Inc	1,915
3,671	*	Auxilium Pharmaceuticals, Inc	110,057
8,000	*	AVANIR Pharmaceuticals, Inc	15,200
3,207	*	Cambrex Corp	17,895
1,160	*	Caraco Pharmaceutical Laboratories Ltd	7,006
2,600	*	Chelsea Therapeutics International, Inc	7,020
1,340	*	China-Biotics, Inc	20,730
2,200	*	Cornerstone Therapeutics, Inc	13,420
1,406	*	Cubist Pharmaceuticals, Inc	26,672
2,884	*	Emergent Biosolutions, Inc	39,194
789	*	Enzon Pharmaceuticals, Inc	8,308
3,143	*	Facet Biotech Corp	55,254
3,144		Ferro Corp	25,907
4,325	*	Geron Corp	24,004
5,520	*	Halozyme Therapeutics, Inc	32,402
1,100	*	Hi-Tech Pharmacal Co, Inc	30,855
6,509	*	Human Genome Sciences, Inc	199,175
2,727	*	Idenix Pharmaceuticals, Inc	5,863
700	*	Idera Pharmaceuticals, Inc	3,619
8,381	*	Immucor, Inc	169,631
396	*	Immunogen, Inc	3,113
5,000	*	Impax Laboratories, Inc	68,000
4,215		Innophos Holdings, Inc	96,903
4,061		Innospec, Inc	40,975
5,533	*	Inspire Pharmaceuticals, Inc	30,542
580		Inter Parfums, Inc	7,059
1,587		Koppers Holdings, Inc	48,308
600	*	Landec Corp	3,744
1,920	*	Lannett Co, Inc	11,347
4,739	*	Ligand Pharmaceuticals, Inc (Class B)	10,284
2,353	*	MAP Pharmaceuticals, Inc	22,424
3,180		Medicis Pharmaceutical Corp (Class A)	86,019
1,536	*	Medivation, Inc	57,830
4,030	*	Micromet, Inc	26,840
2,710		Minerals Technologies, Inc	147,614
2,100	*	Momenta Pharmaceuticals, Inc	26,481
2,900	*	Neurocrine Biosciences, Inc	7,888
617		NewMarket Corp	70,813
10,234	*	NPS Pharmaceuticals, Inc	34,796
4,130	*	Obagi Medical Products, Inc	49,560
553	*	OM Group, Inc	17,359
10,634	*	Omnova Solutions, Inc	65,186
4,321	*	Onyx Pharmaceuticals, Inc	126,778
3,714	*	Orexigen Therapeutics, Inc	27,632
6,100	*	OXiGENE, Inc	6,954
4,975	*	Par Pharmaceutical Cos, Inc	134,624
16,373		PDL BioPharma, Inc	112,319
129		PetMed Express, Inc	2,274
21,860	*	PolyOne Corp	163,294

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

1,238	*	Pozen, Inc	$7,416
5,805	*	Prestige Brands Holdings, Inc	45,627
8,912	*	Questcor Pharmaceuticals, Inc	42,332
2,900	*	Quidel Corp	39,962
5,247	*	Revlon, Inc (Class A)	89,251
5,660	*	Santarus, Inc	26,149
6,400	*	Sciclone Pharmaceuticals, Inc	14,912
3,298	*	Solutia, Inc	41,885
3,400	*	Spectrum Pharmaceuticals, Inc	15,096
1,866		Stepan Co	120,935
1,766	*	Sucampo Pharmaceuticals, Inc (Class A)	7,135
6,970	*	SuperGen, Inc	18,261
725	*	Theravance, Inc	9,476
300	*	USANA Health Sciences, Inc	9,570
558	*	Vanda Pharmaceuticals, Inc	6,272
2,985	*	Viropharma, Inc	25,044
5,200	*	WR Grace & Co	131,820
900	*	Zymogenetics, Inc	5,751

		TOTAL CHEMICALS AND ALLIED PRODUCTS	3,103,090

COAL MINING - 0.10%
1,940	*	James River Coal Co	35,948
832	*	Westmoreland Coal Co	7,413

		TOTAL COAL MINING	43,361

COMMUNICATIONS - 1.98%
2,414		Adtran, Inc	54,436
2,900	*	Anixter International, Inc	136,589
9,868	*	Aruba Networks, Inc	105,192
1,781		Atlantic Tele-Network, Inc	97,972
6,290	*	Brightpoint, Inc	46,232
24,110	*	Cincinnati Bell, Inc	83,180
4,107	*	Global Crossing Ltd	58,525
3,790	*	j2 Global Communications, Inc	77,127
3,833	*	Mediacom Communications Corp (Class A)	17,134
900	*	Neutral Tandem, Inc	20,475
11,372	*	PAETEC Holding Corp	47,194
4,746	*	Sprint Nextel Corp	17,370
2,096	*	TeleCommunication Systems, Inc (Class A)	20,289
6,151		USA Mobility, Inc	67,723

		TOTAL COMMUNICATIONS	849,438

DEPOSITORY INSTITUTIONS - 6.45%
1,210		1st Source Corp	19,469
603		Ameris Bancorp	4,322
822		Bancfirst Corp	30,447
890		Banner Corp	2,385
2,020		Berkshire Hills Bancorp, Inc	41,774
11,491		Boston Private Financial Holdings, Inc	66,303
4,724		Brookline Bancorp, Inc	46,815
700		Century Bancorp, Inc	15,421
15,648	*	Citizens Republic Bancorp, Inc	10,797
8,562		Community Bank System, Inc	165,331
4,964		CVB Financial Corp	42,889
4,680		Dime Community Bancshares	54,850
6,872		East West Bancorp, Inc	108,578
238		First Bancorp	3,325
1,110		First Defiance Financial Corp	12,532
5,290		First Financial Bancorp	77,022
650		First Financial Bankshares, Inc	35,250
700		First Financial Holdings, Inc	9,093
1,570		First Merchants Corp	9,326
2,833		FirstMerit Corp	57,057
3,300	*	Flagstar Bancorp, Inc	1,980
100		Flushing Financial Corp	1,126
1,498		Hancock Holding Co	65,597
612		Independent Bank Corp	12,785
5,620		International Bancshares Corp	106,387

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

1,710		Lakeland Bancorp, Inc	$10,927
400		Lakeland Financial Corp	6,900
2,123		MainSource Financial Group, Inc	10,148
1,480		Nara Bancorp, Inc	16,783
9,163		National Penn Bancshares, Inc	53,054
3,252		NBT Bancorp, Inc	66,243
3,681	*	Net 1 UEPS Technologies, Inc	71,485
8,578		NewAlliance Bancshares, Inc	103,022
1,755		Northwest Bancshares, Inc	19,867
2,700		Pacific Capital Bancorp	2,592
6,622		Prosperity Bancshares, Inc	267,991
5,272		Provident Financial Services, Inc	56,147
672		Provident New York Bancorp	5,672
1,900		Qc Holdings, Inc	9,139
249		Renasant Corp	3,386
1,121		Republic Bancorp, Inc (Class A)	23,093
646		S.Y. Bancorp, Inc	13,792
991		SCBT Financial Corp	27,441
1,969	*	Signature Bank	62,811
1,920		Simmons First National Corp (Class A)	53,376
4,465		South Financial Group, Inc	2,879
441		Southside Bancshares, Inc	8,652
1,451		Southwest Bancorp, Inc	10,070
3,306		Sterling Bancorp	23,605
822		Suffolk Bancorp	24,413
4,660	*	Sun Bancorp, Inc	17,475
10,509		Susquehanna Bancshares, Inc	61,898
2,000	*	The Bancorp, Inc	13,720
568		Tompkins Trustco, Inc	23,004
1,840		Trico Bancshares	30,636
8,197		Trustco Bank Corp NY	51,641
3,283		Trustmark Corp	73,999
4,385		UMB Financial Corp	172,549
9,631		Umpqua Holdings Corp	129,151
610		Union Bankshares Corp	7,558
636		United Community Banks, Inc	2,156
2,672		United Financial Bancorp, Inc	35,030
400		Washington Trust Bancorp, Inc	6,232
910		WesBanco, Inc	11,229
3,700	*	Western Alliance Bancorp	13,986
2,760		Westfield Financial, Inc	22,770
4,525		Wilshire Bancorp, Inc	37,060
3,315		Wintrust Financial Corp	102,069

		TOTAL DEPOSITORY INSTITUTIONS	2,766,512

EATING AND DRINKING PLACES - 1.75%
2,100	*	AFC Enterprises	17,136
1,763		Bob Evans Farms, Inc	51,039
3,370	*	California Pizza Kitchen, Inc	45,327
2,200		CBRL Group, Inc	83,578
8,340	*	Cheesecake Factory	180,061
13,985	*	Denny’s Corp	30,627
10,600	*	Domino’s Pizza, Inc	88,828
1,533	*	O’Charleys, Inc	10,041
2,792	*	Papa John’s International, Inc	65,221
4,697	*	PF Chang’s China Bistro, Inc	178,063

		TOTAL EATING AND DRINKING PLACES	749,921

EDUCATIONAL SERVICES - 0.72%
1,663	*	American Public Education, Inc	57,141
3,400	*	Bridgepoint Education, Inc	51,068
14,619	*	Corinthian Colleges, Inc	201,303

		TOTAL EDUCATIONAL SERVICES	309,512

ELECTRIC, GAS, AND SANITARY SERVICES - 3.54%
7,530		Avista Corp	162,573
3,037		Black Hills Corp	80,875
1,320		California Water Service Group	48,602

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

927		Chesapeake Utilities Corp	$29,710
3,969	*	El Paso Electric Co	80,491
132		Empire District Electric Co	2,472
1,100	*	Heritage-Crystal Clean, Inc	11,506
5,810		Idacorp, Inc	185,631
5,368		Laclede Group, Inc	181,277
350		MGE Energy, Inc	12,509
3,388		New Jersey Resources Corp	126,711
3,300		Nicor, Inc	138,930
740		South Jersey Industries, Inc	28,253
4,380		Southwest Gas Corp	124,961
3,811		UIL Holdings Corp	107,013
600	*	Waste Services, Inc	5,466
5,704		WGL Holdings, Inc	191,313

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	1,518,293

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 9.24%
3,500	*	Acme Packet, Inc	38,500
12,800	*	ADC Telecommunications, Inc	79,488
2,400	*	American Superconductor Corp	98,160
2,911		Applied Signal Technology, Inc	56,153
14,554	*	Arris Group, Inc	166,352
6,000	*	Atheros Communications, Inc	205,441
1,987	*	AZZ, Inc	64,975
10,508	*	Benchmark Electronics, Inc	198,706
5,300	*	BigBand Networks, Inc	18,232
604	*	Checkpoint Systems, Inc	9,211
5,093		CTS Corp	48,995
2,660		Cubic Corp	99,218
2,900	*	DDi Corp	14,181
4,400	*	Diodes, Inc	89,980
8,477	*	EnerSys	185,392
4,477	*	Exar Corp	31,831
7,930	*	Exide Technologies	56,382
2,800	*	GrafTech International Ltd	43,540
3,420	*	GSI Technology, Inc	15,322
11,586	*	GT Solar International, Inc	64,418
12,110	*	Harris Stratex Networks, Inc (Class A)	83,680
4,100	*	InterDigital, Inc	108,814
1,820		IXYS Corp	13,504
20,730	*	Lattice Semiconductor Corp	55,971
3,600	*	MEMSIC, Inc	11,808
1,366		Methode Electronics, Inc	11,857
6,182	*	Microtune, Inc	13,971
1,200	*	MIPS Technologies, Inc	5,244
2,828	*	Monolithic Power Systems, Inc	67,787
3,588	*	Multi-Fineline Electronix, Inc	101,792
557		National Presto Industries, Inc	60,841
300	*	NVE Corp	12,393
1,846	*	Omnivision Technologies, Inc	26,822
8,052	*	Openwave Systems, Inc	18,359
2,819	*	Oplink Communications, Inc	46,203
3,269	*	OSI Systems, Inc	89,178
2,500	*	Pericom Semiconductor Corp	28,825
5,870		Plantronics, Inc	152,503
3,862	*	Plexus Corp	110,067
4,085	*	Polycom, Inc	102,002
1,621	*	Powell Industries, Inc	51,110
6,300	*	Powerwave Technologies, Inc	7,938
840		Raven Industries, Inc	26,687
1,959		Regal-Beloit Corp	101,750
34,644	*	RF Micro Devices, Inc	165,252
4,429	*	Seachange International, Inc	29,099
3,890	*	Semtech Corp	66,169
11,707	*	Silicon Storage Technology, Inc	29,970
10,810	*	Skyworks Solutions, Inc	153,394
4,600	*	Smart Modular Technologies WWH, Inc	28,934
851	*	Stoneridge, Inc	7,668

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

5,863	*	Symmetricom, Inc	$30,488
3,574	*	Synaptics, Inc	109,543
3,812	*	Tekelec	58,247
5,548	*	Tessera Technologies, Inc	129,102
4,903	*	TTM Technologies, Inc	56,532
1,390	*	Universal Electronics, Inc	32,276
5,200	*	Utstarcom, Inc	11,388
5,426	*	Volterra Semiconductor Corp	103,745
2,772	*	White Electronic Designs Corp	12,945
4,149	*	Zoran Corp	45,846

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	3,964,181

ENGINEERING AND MANAGEMENT SERVICES - 2.25%
1,117	*	Affymax, Inc	27,635
14,852	*	Ariad Pharmaceuticals, Inc	33,863
2,603	*	Celera Corp	17,987
7,950	*	Exelixis, Inc	58,592
1,388	*	Exponent, Inc	38,642
200	*	Furmanite Corp	762
659	*	Incyte Corp	6,003
2,700	*	Infinity Pharmaceuticals, Inc	16,686
9,900	*	Insmed, Inc	7,623
5,137	*	Isis Pharmaceuticals, Inc	57,021
490	*	Luminex Corp	7,316
966		MAXIMUS, Inc	48,300
5,250	*	Maxygen, Inc	31,973
2,140		MedQuist, Inc	14,317
1,548	*	Michael Baker Corp	64,087
2,750	*	Regeneron Pharmaceuticals, Inc	66,494
4,278	*	Repligen Corp	17,583
4,302	*	Savient Pharmaceuticals, Inc	58,550
5,483	*	Seattle Genetics, Inc	55,707
3,063	*	Tetra Tech, Inc	83,221
770		VSE Corp	34,712
4,632		Watson Wyatt & Co Holdings (Class A)	220,112

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	967,186

FABRICATED METAL PRODUCTS - 1.06%
4,795	*	Bway Holding Co	92,160
4,604	*	Chart Industries, Inc	76,196
4,723		CIRCOR International, Inc	118,925
1,000	*	Hawk Corp	17,610
900		Insteel Industries, Inc	11,700
978		Silgan Holdings, Inc	56,607
8,641		Sturm Ruger & Co, Inc	83,818

		TOTAL FABRICATED METAL PRODUCTS	457,016

FISHERIES - 0.04%
2,234	*	HQ Sustainable Maritime Industries, Inc	15,727

		TOTAL FISHERIES	15,727

FOOD AND KINDRED PRODUCTS - 1.10%
4,448	*	Central Garden and Pet Co (Class A)	44,213
482		Coca-Cola Bottling Co Consolidated	26,038
424	*	Darling International, Inc	3,553
161		Imperial Sugar Co	2,808
1,719		J&J Snack Foods Corp	68,691
2,470		Lancaster Colony Corp	122,759
628		Lance, Inc	16,516
2,400	*	Matrixx Initiatives, Inc	10,128

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

1,080	*	National Beverage Corp	$14,969
1,103	*	Peet’s Coffee & Tea, Inc	36,763
2,950		Sanderson Farms, Inc	124,372

		TOTAL FOOD AND KINDRED PRODUCTS	470,810

FOOD STORES - 0.47%
420		Ingles Markets, Inc (Class A)	6,355
4,629	*	Pantry, Inc	62,908
510		Village Super Market (Class A)	13,933
2,738		Weis Markets, Inc	99,553
2,091	*	Winn-Dixie Stores, Inc	20,994

		TOTAL FOOD STORES	203,743

FURNITURE AND FIXTURES - 0.30%
1,993		Kimball International, Inc (Class B)	16,980
1,700		La-Z-Boy, Inc	16,201
5,800		Steelcase, Inc (Class A)	36,888
2,571	*	Tempur-Pedic International, Inc	60,753

		TOTAL FURNITURE AND FIXTURES	130,822

FURNITURE AND HOME FURNISHINGS STORES - 0.13%
10,720	*	Pier 1 Imports, Inc	54,565

		TOTAL FURNITURE AND HOME FURNISHINGS STORES	54,565

GENERAL BUILDING CONTRACTORS - 0.66%
960		Brookfield Homes Corp	7,680
4,730	*	Hovnanian Enterprises, Inc (Class A)	18,163
3,790	*	Meritage Homes Corp	73,261
2,470	*	Perini Corp	44,658
2,711		Ryland Group, Inc	53,407
23,355	*	Standard-Pacific Corp	87,347

		TOTAL GENERAL BUILDING CONTRACTORS	284,516

GENERAL MERCHANDISE STORES - 0.46%
8,815	*	99 Cents Only Stores	115,213
1,544		Casey’s General Stores, Inc	49,284
3,934	*	Retail Ventures, Inc	34,973

		TOTAL GENERAL MERCHANDISE STORES	199,470

HEALTH SERVICES - 1.86%
4,050	*	Amedisys, Inc	196,668
980		America Service Group, Inc	15,553
3,334	*	China Sky One Medical, Inc	75,849
4,730	*	Continucare Corp	20,670
1,000	*	Genomic Health, Inc	19,560
12,800	*	Healthsouth Corp	240,255
7,965	*	Immunomedics, Inc	25,568
2,330	*	Nighthawk Radiology Holdings, Inc	10,555
4,133	*	Odyssey HealthCare, Inc	64,392
4,190	*	RehabCare Group, Inc	127,502

		TOTAL HEALTH SERVICES	796,572

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.37%
661		Granite Construction, Inc	22,249
1,560	*	LB Foster Co (Class A)	46,504
6,257	*	Matrix Service Co	66,637
1,200	*	Sterling Construction Co, Inc	23,016

		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	158,406

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

HOLDING AND OTHER INVESTMENT OFFICES - 6.42%
2,500		Acadia Realty Trust	$42,175
3,640		Agree Realty Corp	84,776
8,153		Allied Capital Corp	29,432
11,237		Anworth Mortgage Asset Corp	78,659
7,643	*	Ashford Hospitality Trust, Inc	35,464
4,415		Associated Estates Realty Corp	49,757
4,200		BioMed Realty Trust, Inc	66,276
4,690		Capstead Mortgage Corp	64,019
12,992		CBL & Associates Properties, Inc	125,633
1,600		Cedar Shopping Centers, Inc	10,880
2,170		Danvers Bancorp, Inc	28,188
4,300		Developers Diversified Realty Corp	39,818
1,000		EastGroup Properties, Inc	38,280
4,314		Education Realty Trust, Inc	20,880
4,600		Equity Lifestyle Properties, Inc	232,162
6,500	*	FelCor Lodging Trust, Inc	23,400
3,747		Getty Realty Corp	88,167
1,350		Gladstone Commercial Corp	18,104
16,479		Glimcher Realty Trust	44,493
1,700		Hatteras Financial Corp	47,532
1,120		Hersha Hospitality Trust	3,517
1,738		Highwoods Properties, Inc	57,962
177		Investors Real Estate Trust	1,593
600		Kilroy Realty Corp	18,402
5,200		LaSalle Hotel Properties	110,396
1,407		Lexington Corporate Properties Trust	8,555
4,627		LTC Properties, Inc	123,772
20,409		MFA Mortgage Investments, Inc	150,006
1,880		Mid-America Apartment Communities, Inc	90,766
3,194		Mission West Properties, Inc	22,965
3,453		National Health Investors, Inc	127,726
2,388		National Retail Properties, Inc	50,673
5,307		Omega Healthcare Investors, Inc	103,221
3,240		Parkway Properties, Inc	67,457
4,300		Pennsylvania Real Estate Investment Trust	36,378
1,743		Potlatch Corp	55,567
3,362		PS Business Parks, Inc	168,268
10,384		Redwood Trust, Inc	150,153
885		Resource Capital Corp	4,354
1,237		Saul Centers, Inc	40,524
5,282		Sunstone Hotel Investors, Inc	46,904
2,600		Tanger Factory Outlet Centers, Inc	101,374
3,130		Urstadt Biddle Properties, Inc (Class A)	47,795

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	2,756,423

INDUSTRIAL MACHINERY AND EQUIPMENT - 3.28%
498		Aaon, Inc	9,706
780		Alamo Group, Inc	13,377
8,114	*	Allis-Chalmers Energy, Inc	30,590
2,072	*	Altra Holdings, Inc	25,589
2,263		Ampco-Pittsburgh Corp	71,352
800	*	Bolt Technology Corp	8,816
7,195	*	Cirrus Logic, Inc	49,070
5,704	*	Colfax Corp	68,676
2,708	*	Columbus McKinnon Corp	36,991
7,431	*	Cray, Inc	47,707
124	*	Dril-Quip, Inc	7,004
1,890	*	Emulex Corp	20,601
3,208	*	ENGlobal Corp	10,041
6,171	*	EnPro Industries, Inc	162,975
12,773	*	Extreme Networks, Inc	36,659
900		Graham Corp	18,630
1,570		John Bean Technologies Corp	26,706
910		Nacco Industries, Inc (Class A)	45,318
2,652	*	Netgear, Inc	57,522
1,062		Nordson Corp	64,973
24,315	*	Quantum Corp	71,243
4,470	*	Riverbed Technology, Inc	102,676
4,479		Sauer-Danfoss, Inc	53,793

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

4,574	*	Sigma Designs, Inc	$48,942
2,352		Standex International Corp	47,252
4,200	*	STEC, Inc	68,628
3,550	*	Super Micro Computer, Inc	39,476
2,325		Tennant Co	60,892
6,200	*	VeriFone Holdings, Inc	101,556

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	1,406,761

INSTRUMENTS AND RELATED PRODUCTS - 4.85%
700	*	Accuray, Inc	3,927
8,500	*	Affymetrix, Inc	49,640
1,000	*	Align Technology, Inc	17,820
5,740	*	American Medical Systems Holdings, Inc	110,725
1,503		American Science & Engineering, Inc	113,988
7,241	*	Bruker BioSciences Corp	87,326
5,179	*	Cantel Medical Corp	104,512
84	*	Conmed Corp	1,915
3,160	*	Cyberonics, Inc	64,590
429	*	Cynosure, Inc (Class A)	4,929
4,254	*	Depomed, Inc	14,251
246	*	Dionex Corp	18,172
2,000	*	DXP Enterprises, Inc	26,140
21,280		Eastman Kodak Co	89,802
6,000	*	ev3, Inc	80,040
5,114	*	Fossil, Inc	171,625
1,640	*	Haemonetics Corp	90,446
5,356	*	Hanger Orthopedic Group, Inc	74,073
1,454	*	ICU Medical, Inc	52,984
6,666		Invacare Corp	166,250
600	*	IRIS International, Inc	7,416
4,100	*	ISTA Pharmaceuticals, Inc	18,696
2,568	*	Kensey Nash Corp	65,484
6,108	*	Kopin Corp	25,531
750	*	LaBarge, Inc	9,038
916	*	Masimo Corp	27,865
2,000	*	Merit Medical Systems, Inc	38,580
1,205		Mine Safety Appliances Co	31,969
2,533		MTS Systems Corp	72,798
800	*	NuVasive, Inc	25,584
1,849	*	Orthofix International NV	57,264
10,000	*	RAE Systems, Inc	11,000
1,175	*	SonoSite, Inc	27,765
5,280		STERIS Corp	147,682
1,483	*	Synovis Life Technologies, Inc	19,146
572	*	Teledyne Technologies, Inc	21,942
1,700	*	Thoratec Corp	45,764
2,481	*	Veeco Instruments, Inc	81,972
190	*	Zygo Corp	1,279

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	2,079,930

INSURANCE AGENTS, BROKERS AND SERVICE - 0.06%
6,560	*	Crawford & Co (Class B)	25,846

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	25,846

INSURANCE CARRIERS - 3.90%
14,951	*	Ambac Financial Group, Inc	12,409
200	*	American Safety Insurance Holdings Ltd	2,890
4,857	*	Argo Group International Holdings Ltd	141,533
2,867		Assured Guaranty Ltd	62,386
2,620	*	Catalyst Health Solutions, Inc	95,551
6,773	*	Centene Corp	143,384
4,549	*	CNA Surety Corp	67,735
18,489	*	Conseco, Inc	92,445
2,000		Delphi Financial Group, Inc (Class A)	44,740
3,130	*	Hallmark Financial Services	24,915
202	*	Healthspring, Inc	3,557
7,595		Horace Mann Educators Corp	94,938

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

1,990		Maiden Holdings Ltd	$14,567
5,014		Max Re Capital Ltd	111,812
12,281		Meadowbrook Insurance Group, Inc	90,879
6,240	*	Metropolitan Health Networks, Inc	12,418
9,220	*	MGIC Investment Corp	53,292
6,600	*	Molina Healthcare, Inc	150,941
2,800		Montpelier Re Holdings Ltd	48,496
200		National Interstate Corp	3,392
2,610		Platinum Underwriters Holdings Ltd	99,937
3,058	*	PMA Capital Corp (Class A)	19,265
9,430		PMI Group, Inc	23,764
2,710	*	SeaBright Insurance Holdings, Inc	31,138
465		State Auto Financial Corp	8,603
2,910		Tower Group, Inc	68,123
3,531	*	Triple-S Management Corp (Class B)	62,146
2,400	*	WellCare Health Plans, Inc	88,224

		TOTAL INSURANCE CARRIERS	1,673,480

LEATHER AND LEATHER PRODUCTS - 0.48%
2,248	*	Steven Madden Ltd	92,707
1,673	*	Timberland Co (Class A)	29,997
3,122		Wolverine World Wide, Inc	84,981

		TOTAL LEATHER AND LEATHER PRODUCTS	207,685

LEGAL SERVICES - 0.09%
944	*	Pre-Paid Legal Services, Inc	38,780

		TOTAL LEGAL SERVICES	38,780

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.20%
1,570	*	Emergency Medical Services Corp (Class A)	85,016

		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	85,016

METAL MINING - 0.60%
3,729	*	Coeur d’Alene Mines Corp	67,346
8,950	*	Hecla Mining Co	55,311
7,200	*	Patriot Coal Corp	111,312
1,209	*	Rosetta Resources, Inc	24,095

		TOTAL METAL MINING	258,064

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.21%
1,582		Blyth, Inc	53,345
2,173	*	Jakks Pacific, Inc	26,337
600	*	RC2 Corp	8,850

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	88,532

MISCELLANEOUS RETAIL - 2.13%
6,645	*	1-800-FLOWERS.COM, Inc (Class A)	17,609
2,520	*	Allion Healthcare, Inc	16,531
1,620		Books-A-Million, Inc	10,886
2,655	*	Cabela’s, Inc	37,860
2,923		Cash America International, Inc	102,188
668	*	CKX, Inc	3,520
7,149	*	Ezcorp, Inc (Class A)	123,034
6,079	*	HSN, Inc	122,735
4,768	*	Jo-Ann Stores, Inc	172,793
2,758	*	Kirkland’s, Inc	47,906
2,100	*	PC Connection, Inc	14,175
3,580	*	Shutterfly, Inc	63,760
2,263		Systemax, Inc	35,552

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

5,476		World Fuel Services Corp	$146,703

		TOTAL MISCELLANEOUS RETAIL	915,252

MOTION PICTURES - 0.19%
200	*	Ascent Media Corp (Series A)	5,106
1,800	*	Carmike Cinemas, Inc	13,608
3,215		Cinemark Holdings, Inc	46,200
1,037		National CineMedia, Inc	17,183

		TOTAL MOTION PICTURES	82,097

NONDEPOSITORY INSTITUTIONS - 1.38%
6,800		Advance America Cash Advance Centers, Inc	37,808
10,942		Apollo Investment Corp	104,277
5,377		Ares Capital Corp	66,944
498		BlackRock Kelso Capital Corp	4,243
11,256	*	Boise, Inc	59,769
675	*	Doral Financial Corp	2,450
200	*,b	DVI, Inc	0
900		Hercules Technology Growth Capital, Inc	9,351
1,800		Kohlberg Capital Corp	8,208
509		NGP Capital Resources Co	4,138
6,592	*	PHH Corp	106,197
5,270	*	World Acceptance Corp	188,825

		TOTAL NONDEPOSITORY INSTITUTIONS	592,210

OIL AND GAS EXTRACTION - 3.84%
1,600	*	Approach Resources, Inc	12,352
1,550	*	Arena Resources, Inc	66,836
1,400		Atlas America, Inc	42,238
4,486	*	Basic Energy Services, Inc	39,925
2,700		Berry Petroleum Co (Class A)	78,705
2,377	*	Bill Barrett Corp	73,948
13,133	*	Cal Dive International, Inc	99,285
1,307	*	Clayton Williams Energy, Inc	45,797
3,395	*	Cobalt International Energy, Inc	46,987
9,984	*	Complete Production Services, Inc	129,792
1,982	*	Contango Oil & Gas Co	93,174
2,245	*	Dawson Geophysical Co	51,882
17,442	*	Endeavour International Corp	18,837
1,110	*	Georesources, Inc	15,163
400	*	Gulfport Energy Corp	4,580
10,200	*	Hercules Offshore, Inc	48,756
4,800	*	Key Energy Services, Inc	42,192
12,537	*	McMoRan Exploration Co	100,547
870		Panhandle Oil and Gas, Inc (Class A)	22,533
818		Penn Virginia Corp	17,415
2,090	*	Petroleum Development Corp	38,059
9,762	*	Pioneer Drilling Co	77,120
5,137	*	Stone Energy Corp	92,723
2,800	*	TGC Industries, Inc	10,948
1,600	*	Union Drilling, Inc	10,000
15,204		Vaalco Energy, Inc	69,178
7,930	*	Venoco, Inc	103,407
11,507	*	Willbros Group, Inc	194,124

		TOTAL OIL AND GAS EXTRACTION	1,646,503

PAPER AND ALLIED PRODUCTS - 1.27%
6,173	*	Buckeye Technologies, Inc	60,248
3,060	*	Domtar Corporation	169,555
9,106		Glatfelter	110,638
2,200	*	Kapstone Paper and Packaging Corp	21,670
700		Neenah Paper, Inc	9,765
3,057		Rock-Tenn Co (Class A)	154,103

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

1,500		Wausau Paper Corp	$17,400

		TOTAL PAPER AND ALLIED PRODUCTS	543,379

PERSONAL SERVICES - 0.30%
4,671	*	Sally Beauty Holdings, Inc	35,733
1,510	*	Steiner Leisure Ltd	60,038
656		Unifirst Corp	31,560

		TOTAL PERSONAL SERVICES	127,331

PETROLEUM AND COAL PRODUCTS - 0.17%
4,996	*	CVR Energy, Inc	34,273
7,051	*	Gran Tierra Energy, Inc	40,402

		TOTAL PETROLEUM AND COAL PRODUCTS	74,675

PRIMARY METAL INDUSTRIES - 1.11%
6,685		Belden CDT, Inc	146,536
4,515		Encore Wire Corp	95,131
363	*	Horsehead Holding Corp	4,628
5,891		Mueller Industries, Inc	146,332
2,004		Tredegar Corp	31,703
3,980		Worthington Industries, Inc	52,019

		TOTAL PRIMARY METAL INDUSTRIES	476,349

PRINTING AND PUBLISHING - 0.79%
1,940		American Greetings Corp (Class A)	42,273
8,194	*	EW Scripps Co (Class A)	57,030
7,467		Journal Communications, Inc (Class A)	29,047
3,398		Scholastic Corp	101,361
3,945		Standard Register Co	20,120
5,000	*	Valassis Communications, Inc	91,300

		TOTAL PRINTING AND PUBLISHING	341,131

REAL ESTATE - 0.15%
3,083		DuPont Fabros Technology, Inc	55,463
400		Government Properties Income Trust	9,192

		TOTAL REAL ESTATE	64,655

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 1.27%
5,110		A. Schulman, Inc	103,120
9,710		Cooper Tire & Rubber Co	194,686
2,821		Spartech Corp	28,943
4,650		Tupperware Corp	216,550

		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	543,299

SECURITY AND COMMODITY BROKERS - 1.76%
13,300	*	Broadpoint Securities Group, Inc	59,318
2,100		Calamos Asset Management, Inc (Class A)	24,213
2,120		Duff & Phelps Corp	38,711
148,339	*	E*Trade Financial Corp	259,593
710		Evercore Partners, Inc (Class A)	21,584
324		Fifth Street Finance Corp	3,480
1,200		GAMCO Investors, Inc (Class A)	57,948
10,993	*	Knight Capital Group, Inc (Class A)	169,292
540		Oppenheimer Holdings, Inc	17,939
690	*	Stifel Financial Corp	40,876
5,024		SWS Group, Inc	60,790

		TOTAL SECURITY AND COMMODITY BROKERS	753,744

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

SOCIAL SERVICES - 0.00%**
189	*	Res-Care, Inc	$2,117

		TOTAL SOCIAL SERVICES	2,117

SPECIAL TRADE CONTRACTORS - 1.34%
4,912	*	AsiaInfo Holdings, Inc	149,669
9,757		Comfort Systems USA, Inc	120,401
5,729	*	Dycom Industries, Inc	46,004
9,560	*	EMCOR Group, Inc	257,164

		TOTAL SPECIAL TRADE CONTRACTORS	573,238

STONE, CLAY, AND GLASS PRODUCTS - 0.36%
4,420		Apogee Enterprises, Inc	61,880
1,340		CARBO Ceramics, Inc	91,348

		TOTAL STONE, CLAY, AND GLASS PRODUCTS	153,228

TEXTILE MILL PRODUCTS - 0.15%
3,200		Oxford Industries, Inc	66,176

		TOTAL TEXTILE MILL PRODUCTS	66,176

TOBACCO PRODUCTS - 0.05%
505		Universal Corp	23,033

		TOTAL TOBACCO PRODUCTS	23,033

TRANSPORTATION BY AIR - 1.74%
7,800	*	Air Transport Services Group, Inc	20,592
7,600	*	Airtran Holdings, Inc	39,672
3,056	*	Alaska Air Group, Inc	105,615
3,060	*	Allegiant Travel Co	144,340
2,560	*	Atlas Air Worldwide Holdings, Inc	95,360
926	*	Bristow Group, Inc	35,605
16,393	*	Hawaiian Holdings, Inc	114,751
100	*	PHI, Inc	2,070
14,700	*	UAL Corp	189,777

		TOTAL TRANSPORTATION BY AIR	747,782

TRANSPORTATION EQUIPMENT - 3.38%
4,790		A.O. Smith Corp	207,837
1,180		American Railcar Industries, Inc	13,004
6,633		ArvinMeritor, Inc	74,157
3,564	*	ATC Technology Corp	85,001
6,973		Brunswick Corp	88,627
1,939	*	Cogo Group, Inc	14,290
11,642	*	Dana Holding Corp	126,199
2,021		Ducommun, Inc	37,813
19,395	*	Force Protection, Inc	101,048
1,620		Freightcar America, Inc	32,125
12,666	*	GenCorp, Inc	88,662
800		Group 1 Automotive, Inc	22,680
3,006		Kaman Corp	69,409
850	*	LMI Aerospace, Inc	11,305
13,064	*	Orbital Sciences Corp	199,356
1,450		Polaris Industries, Inc	63,264
594		Spartan Motors, Inc	3,344
4,609	*	Standard Motor Products, Inc	39,269
5,410	*	Tenneco, Inc	95,919
1,562		Triumph Group, Inc	75,367

		TOTAL TRANSPORTATION EQUIPMENT	1,448,676

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

TRANSPORTATION SERVICES - 0.29%
1,001	*	Dynamex, Inc	$18,118
3,928	*	Hub Group, Inc (Class A)	105,388

		TOTAL TRANSPORTATION SERVICES	123,506

TRUCKING AND WAREHOUSING - 0.55%
4,100		Heartland Express, Inc	62,607
3,068	*	Marten Transport Ltd	55,071
1,676	*	Saia, Inc	24,838
1,010	*	USA Truck, Inc	12,645
3,990		Werner Enterprises, Inc	78,962

		TOTAL TRUCKING AND WAREHOUSING	234,123

WATER TRANSPORTATION - 0.06%
190	*	American Commercial Lines, Inc	3,483
508		International Shipholding Corp	15,783
1,000	*	Ultrapetrol Bahamas Ltd	4,760

		TOTAL WATER TRANSPORTATION	24,026

WHOLESALE TRADE-DURABLE GOODS - 1.53%
3,000		Agilysys, Inc	27,300
3,000		Applied Industrial Technologies, Inc	66,210
1,028	*	Beacon Roofing Supply, Inc	16,448
707		Castle (A.M.) & Co	9,679
4,434	*	Insight Enterprises, Inc	50,636
3,565		Knight Transportation, Inc	68,769
1,444	*	MWI Veterinary Supply, Inc	54,439
3,515		Owens & Minor, Inc	150,899
9,381	*	PSS World Medical, Inc	211,729

		TOTAL WHOLESALE TRADE-DURABLE GOODS	656,109

WHOLESALE TRADE-NONDURABLE GOODS - 1.68%
1,913		Aceto Corp	9,852
1,384		Andersons, Inc	35,735
3,750	*	BioScrip, Inc	31,350
2,483	*	Clearwater Paper Corp	136,491
1,306	*	Core-Mark Holding Co, Inc	43,046
1,913	*	LSB Industries, Inc	26,973
1,200		Men’s Wearhouse, Inc	25,272
4,364		Nu Skin Enterprises, Inc (Class A)	117,261
728		Spartan Stores, Inc	10,403
1,610	*	Tractor Supply Co	85,266
3,498	*	United Stationers, Inc	198,860

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	720,509

		TOTAL COMMON STOCKS (Cost $39,941,574)	42,851,896

		TOTAL PORTFOLIO - 99.84% (Cost $39,941,574)	42,851,896
		OTHER ASSETS AND LIABILITIES, NET - 0.16%	68,945

		NET ASSETS - 100.00%	$42,920,841

The following abbreviations are used in portfolio descriptions:

ADR	American Depositary Receipt

*	Non-income producing

b	In bankruptcy

TIAA-CREF LIFE FUNDS - Stock Index Fund

TIAA-CREF LIFE FUNDS

STOCK INDEX FUND

SCHEDULE OF INVESTMENTS

December 31, 2009

SHARES		COMPANY	VALUE

COMMON STOCKS - 98.77%
AGRICULTURAL PRODUCTION-CROPS - 0.01%
536	*	Chiquita Brands International, Inc	$9,669
38		Griffin Land & Nurseries, Inc (Class A)	1,107

		TOTAL AGRICULTURAL PRODUCTION-CROPS	10,776

AGRICULTURAL PRODUCTION-LIVESTOCK - 0.01%
200		Cal-Maine Foods, Inc	6,816
4		Seaboard Corp	5,396

		TOTAL AGRICULTURAL PRODUCTION-LIVESTOCK	12,212

AGRICULTURAL SERVICES - 0.02%
130	*	Cadiz, Inc	1,556
125		Calavo Growers, Inc	2,125
1,018	*	VCA Antech, Inc	25,369

		TOTAL AGRICULTURAL SERVICES	29,050

AMUSEMENT AND RECREATION SERVICES - 0.63%
656	*	Bally Technologies, Inc	27,086
134		Churchill Downs, Inc	5,005
267		Dover Downs Gaming & Entertainment, Inc	1,009
4,204	*	Electronic Arts, Inc	74,621
338		International Speedway Corp (Class A)	9,616
484	*	Life Time Fitness, Inc	12,066
1,012	*	Live Nation, Inc	8,612
322	*	Multimedia Games, Inc	1,935
807	*	Penn National Gaming, Inc	21,934
793	*	Pinnacle Entertainment, Inc	7,121
164		Speedway Motorsports, Inc	2,890
382	*	Ticketmaster	4,668
178	*	Town Sports International Holdings, Inc	415
23,002		Walt Disney Co	741,814
675	*	Warner Music Group Corp	3,821
647	*	WMS Industries, Inc	25,880
251		World Wrestling Entertainment, Inc (Class A)	3,848
357	*	Youbet.com, Inc	1,025

		TOTAL AMUSEMENT AND RECREATION SERVICES	953,366

APPAREL AND ACCESSORY STORES - 0.63%
1,092		Abercrombie & Fitch Co (Class A)	38,056
813	*	Aeropostale, Inc	27,683
1,884	*	American Apparel, Inc	5,840
2,306		American Eagle Outfitters, Inc	39,156
671	*	AnnTaylor Stores Corp	9,152
380		Bebe Stores, Inc	2,383
482		Brown Shoe Co, Inc	4,757
310		Buckle, Inc	9,077
638	*	Carter’s, Inc	16,748
325		Cato Corp (Class A)	6,520
1,400	*	Charming Shoppes, Inc	9,058
2,122	*	Chico’s FAS, Inc	29,814
271	*	Children’s Place Retail Stores, Inc	8,946
390		Christopher & Banks Corp	2,972
243	*	Citi Trends, Inc	6,712
733	*	Collective Brands, Inc	16,690
59	*	Destination Maternity Corp	1,121
768	*	Dress Barn, Inc	17,741
200	*	DSW, Inc (Class A)	5,176

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

681		Finish Line, Inc (Class A)	$8,547
1,799		Foot Locker, Inc	20,041
5,819		Gap, Inc	121,907
450	*	Hot Topic, Inc	2,862
578	*	J Crew Group, Inc	25,860
350	*	JOS A Bank Clothiers, Inc	14,767
3,779	*	Kohl’s Corp	203,800
3,240		Limited Brands, Inc	62,338
490	*	Lululemon Athletica, Inc	14,749
512	*	New York & Co, Inc	2,196
1,992		Nordstrom, Inc	74,859
3,008	*	Pacific Sunwear Of California, Inc	11,972
1,530		Ross Stores, Inc	65,346
66	*	Shoe Carnival, Inc	1,351
411		Stage Stores, Inc	5,080
232		Talbots, Inc	2,067
399	*	Under Armour, Inc (Class A)	10,881
1,518	*	Urban Outfitters, Inc	53,115
1,045	*	Wet Seal, Inc (Class A)	3,605

		TOTAL APPAREL AND ACCESSORY STORES	962,945

APPAREL AND OTHER TEXTILE PRODUCTS - 0.40%
165		Columbia Sportswear Co	6,442
340	*	G-III Apparel Group Ltd	7,368
686		Guess ?, Inc	29,018
353	*	Gymboree Corp	15,352
1,141	*	Hanesbrands, Inc	27,510
1,084		Jones Apparel Group, Inc	17,409
1,595	*	Liz Claiborne, Inc	8,980
300	*	Maidenform Brands, Inc	5,007
4,486		Nike, Inc (Class B)	296,389
624		Phillips-Van Heusen Corp	25,384
663		Polo Ralph Lauren Corp (Class A)	53,690
3,405	*	Quiksilver, Inc	6,878
304	*	True Religion Apparel, Inc	5,621
1,068		VF Corp	78,220
515	*	Warnaco Group, Inc	21,728

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	604,996

AUTO REPAIR, SERVICES AND PARKING - 0.07%
100	*	Amerco, Inc	4,972
604	*	Dollar Thrifty Automotive Group, Inc	15,468
2,251	*	Hertz Global Holdings, Inc	26,832
251	*	Midas, Inc	2,121
304		Monro Muffler, Inc	10,166
655		Ryder System, Inc	26,967
97	*	Standard Parking Corp	1,540
465	*	Wright Express Corp	14,815

		TOTAL AUTO REPAIR, SERVICES AND PARKING	102,881

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.20%
1,149		Advance Auto Parts	46,512
122	*	America’s Car-Mart, Inc	3,212
359	*	Asbury Automotive Group, Inc	4,139
877	*	Autonation, Inc	16,795
387	*	Autozone, Inc	61,173
2,687	*	Carmax, Inc	65,160
763	*	Copart, Inc	27,949
205	*	Lithia Motors, Inc (Class A)	1,685
1,637	*	O’Reilly Automotive, Inc	62,402
500		Penske Auto Group, Inc	7,590
333	*	Rush Enterprises, Inc (Class A)	3,959
287		Sonic Automotive, Inc (Class A)	2,982

		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	303,558

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.73%
876	*	Builders FirstSource, Inc	$3,373
1,576		Fastenal Co	65,625
21,018		Home Depot, Inc	608,050
18,281		Lowe’s Cos, Inc	427,593
278	*	Lumber Liquidators, Inc	7,450

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	1,112,091

BUSINESS SERVICES - 8.08%
4,638	*	3Com Corp	34,785
128	*	3D Systems Corp	1,446
766		Aaron Rents, Inc	21,241
549		ABM Industries, Inc	11,342
392	*	Acacia Research (Acacia Technologies)	3,571
400	*	ACI Worldwide, Inc	6,860
551	*	ActivIdentity Corp	1,295
6,743	*	Activision Blizzard, Inc	74,915
620	*	Actuate Corp	2,654
820	*	Acxiom Corp	11,004
335		Administaff, Inc	7,903
6,482	*	Adobe Systems, Inc	238,408
187	*	Advent Software, Inc	7,617
1,125	*	Affiliated Computer Services, Inc (Class A)	67,151
532		Aircastle Ltd	5,240
2,097	*	Akamai Technologies, Inc	53,117
702	*	Alliance Data Systems Corp	45,342
2,552	*	Amdocs Ltd	72,809
412	*	American Reprographics Co	2,888
276	*	American Software, Inc (Class A)	1,656
407	*	AMICAS, Inc	2,214
357	*	AMN Healthcare Services, Inc	3,234
1,083	*	Ansys, Inc	47,067
318	*	APAC Customer Services, Inc	1,895
410		Arbitron, Inc	9,602
223	*	ArcSight, Inc	5,704
968	*	Ariba, Inc	12,119
1,522	*	Art Technology Group, Inc	6,864
96	*	Asset Acceptance Capital Corp	651
404	*	athenahealth, Inc	18,277
2,757	*	Autodesk, Inc	70,055
6,165		Automatic Data Processing, Inc	263,985
1,259	*	Avis Budget Group, Inc	16,518
97		Barrett Business Services, Inc	1,192
574		BGC Partners, Inc (Class A)	2,652
479		Blackbaud, Inc	11,319
353	*	Blackboard, Inc	16,023
479	*	Blue Coat Systems, Inc	13,671
2,278	*	BMC Software, Inc	91,348
300	*	Bottomline Technologies, Inc	5,271
1,557	*	BPZ Energy, Inc	14,792
549		Brady Corp (Class A)	16,475
550		Brink’s Co	13,387
539	*	Brink’s Home Security Holdings, Inc	17,593
5,005		CA, Inc	112,412
372	*	CACI International, Inc (Class A)	18,172
3,072	*	Cadence Design Systems, Inc	18,401
333	*	Callidus Software, Inc	1,006
180	*	Capella Education Co	13,554
439	*	Cavium Networks, Inc	10,461
854	*	CBIZ, Inc	6,576
829	*	Cerner Corp	68,343
338	*	Chordiant Software, Inc	930
834	*	Ciber, Inc	2,877
2,343	*	Citrix Systems, Inc	97,492
400	*	Clear Channel Outdoor Holdings, Inc (Class A)	4,156
118	*	Clinical Data, Inc	2,155
706	*	Cogent Communications Group, Inc	6,961
473	*	Cogent, Inc	4,914
459		Cognex Corp	8,133
3,527	*	Cognizant Technology Solutions Corp (Class A)	159,773
487	*	Commvault Systems, Inc	11,537

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

227		Compass Diversified Trust	$2,897
165	*	Compellent Technologies, Inc	3,742
185		Computer Programs & Systems, Inc	8,519
1,848	*	Computer Sciences Corp	106,315
174	*	Computer Task Group, Inc	1,394
3,298	*	Compuware Corp	23,845
100	*	COMSYS IT Partners, Inc	889
491	*	Concur Technologies, Inc	20,990
290	*	Constant Contact, Inc	4,640
1,260	*	Convergys Corp	13,545
222	*	CoStar Group, Inc	9,273
485	*	CSG Systems International, Inc	9,259
843	*	Cybersource Corp	16,953
485	*	DealerTrack Holdings, Inc	9,113
567		Deluxe Corp	8,386
187	*	Dice Holdings, Inc	1,225
453	*	Digital River, Inc	12,226
259	*	DivX, Inc	1,461
202	*	Double-Take Software, Inc	2,018
490	*	DST Systems, Inc	21,340
106	*	Dynamics Research Corp	1,125
299	*	DynCorp International, Inc (Class A)	4,291
1,405		Earthlink, Inc	11,676
13,882	*	eBay, Inc	326,782
72	*	Ebix, Inc	3,516
330	*	Echelon Corp	3,815
673	*	Eclipsys Corp	12,464
248		Electro Rent Corp	2,862
630	*	Electronics for Imaging, Inc	8,196
698	*	Epicor Software Corp	5,319
405	*	EPIQ Systems, Inc	5,666
1,500		Equifax, Inc	46,335
1,464	*	Evergreen Energy, Inc	502
250	*	ExlService Holdings, Inc	4,540
2,251	*	Expedia, Inc	57,873
920	*	F5 Networks, Inc	48,742
586		Factset Research Systems, Inc	38,600
659		Fair Isaac Corp	14,043
313	*	FalconStor Software, Inc	1,271
4,068		Fidelity National Information Services, Inc	95,354
1,882	*	Fiserv, Inc	91,239
178	*	Forrester Research, Inc	4,619
739	*	Gartner, Inc	13,332
483	*	Global Cash Access, Inc	3,618
192	*	Global Sources Ltd	1,200
2,951	*	Google, Inc (Class A)	1,829,560
194	*	GSE Systems, Inc	1,063
334	*	H&E Equipment Services, Inc	3,504
476	*	Hackett Group, Inc	1,323
550		Healthcare Services Group	11,803
451		Heartland Payment Systems, Inc	5,922
55	*	HeartWare International, Inc	1,951
200		Heidrick & Struggles International, Inc	6,248
335	*	HMS Holdings Corp	16,311
400	*	i2 Technologies, Inc	7,648
117	*	ICT Group, Inc	1,911
213		iGate Corp	2,130
571	*	IHS, Inc (Class A)	31,297
2,198		IMS Health, Inc	46,290
311		infoGROUP, Inc	2,494
974	*	Informatica Corp	25,188
367	*	Infospace, Inc	3,145
259	*	Innerworkings, Inc	1,528
268	*	Innodata Isogen, Inc	1,485
174	*	Integral Systems, Inc	1,507
439		Interactive Data Corp	11,107
144	*	Interactive Intelligence, Inc	2,655
538	*	Internap Network Services Corp	2,529
333	*	Internet Brands, Inc (Class A)	2,607
405	*	Internet Capital Group, Inc	2,693
5,779	*	Interpublic Group of Cos, Inc	42,649
4,060	*	Intuit, Inc	124,683

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

377	*	inVentiv Health, Inc	$6,096
581		Ipass, Inc	604
2,177	*	Iron Mountain, Inc	49,549
1,014		Jack Henry & Associates, Inc	23,444
316	*	JDA Software Group, Inc	8,049
6,478	*	Juniper Networks, Inc	172,768
300		Kelly Services, Inc (Class A)	3,579
276	*	Kenexa Corp	3,602
168		Keynote Systems, Inc	1,833
271	*	Kforce, Inc	3,388
298	*	Knot, Inc	3,001
500	*	Korn/Ferry International	8,250
772	*	Lamar Advertising Co (Class A)	24,001
1,649	*	Lawson Software, Inc	10,966
884	*	Limelight Networks, Inc	3,474
704	*	Lionbridge Technologies	1,619
163	*	Liquidity Services, Inc	1,641
493	*	Liveperson, Inc	3,436
311	*	Manhattan Associates, Inc	7,473
925		Manpower, Inc	50,487
292	*	Mantech International Corp (Class A)	14,098
206		Marchex, Inc (Class B)	1,046
1,058		Mastercard, Inc (Class A)	270,827
2,016	*	McAfee, Inc	81,789
1,031	*	Mentor Graphics Corp	9,104
95,196		Microsoft Corp	2,902,525
100	*	MicroStrategy, Inc (Class A)	9,402
529	*	ModusLink Global Solutions, Inc	4,978
991	*	MoneyGram International, Inc	2,854
165	*	Monotype Imaging Holdings, Inc	1,490
1,517	*	Monster Worldwide, Inc	26,396
2,243		Moody’s Corp	60,112
2,786	*	Move, Inc	4,625
1,117	*	MPS Group, Inc	15,348
74	*	NCI, Inc (Class A)	2,046
2,098	*	NCR Corp	23,351
400	*	Ness Technologies, Inc	1,960
510	*	NetFlix, Inc	28,121
341	*	Netscout Systems, Inc	4,992
201	*	NetSuite, Inc	3,212
357	*	Network Equipment Technologies, Inc	1,446
612		NIC, Inc	5,594
4,067	*	Novell, Inc	16,878
2,506	*	Nuance Communications, Inc	38,943
3,931		Omnicom Group, Inc	153,899
282	*	On Assignment, Inc	2,016
222	*	Online Resources Corp	1,168
38	*	OpenTable, Inc	967
155		Opnet Technologies, Inc	1,889
47,290		Oracle Corp	1,160,496
1,404	*	Parametric Technology Corp	22,941
237		PC-Tel, Inc	1,403
162		Pegasystems, Inc	5,508
320	*	Perficient, Inc	2,698
191	*	Pervasive Software, Inc	921
640	*	Phase Forward, Inc	9,824
306	*	Phoenix Technologies Ltd	842
176	*	Portfolio Recovery Associates, Inc	7,899
762	*	Premiere Global Services, Inc	6,287
476	*	Progress Software Corp	13,904
147	*	PROS Holdings, Inc	1,521
108		QAD, Inc	660
274		Quality Systems, Inc	17,204
829	*	Quest Software, Inc	15,254
803	*	Rackspace Hosting, Inc	16,743
237	*	Radiant Systems, Inc	2,465
187	*	Radisys Corp	1,786
754	*	Raser Technologies, Inc	935
1,196	*	RealNetworks, Inc	4,437
2,323	*	Red Hat, Inc	71,781
100		Renaissance Learning, Inc	1,136
1,070	*	Rent-A-Center, Inc	18,960
80		Rewards Network, Inc	1,011

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

200	*	RightNow Technologies, Inc	$3,474
230	*	Riskmetrics Group Inc	3,659
1,798		Robert Half International, Inc	48,061
466		Rollins, Inc	8,984
76	*	Rosetta Stone, Inc	1,364
820	*	RSC Holdings, Inc	5,773
792	*	S1 Corp	5,164
286	*	Saba Software, Inc	1,184
1,309	*	Salesforce.com, Inc	96,565
996	*	Sapient Corp	8,237
527	*	Smith Micro Software, Inc	4,817
441	*	Sohu.com, Inc	25,260
143	*	SolarWinds, Inc	3,290
542	*	SonicWALL, Inc	4,125
3,028	*	Sonus Networks, Inc	6,389
810		Sotheby’s (Class A)	18,209
235	*	Sourcefire, Inc	6,286
624	*	Spherion Corp	3,507
501	*	SRA International, Inc (Class A)	9,569
152	*	StarTek, Inc	1,137
234	*	Stratasys, Inc	4,044
445	*	SuccessFactors, Inc	7,378
9,585	*	Sun Microsystems, Inc	89,811
513	*	SupportSoft, Inc	1,354
1,024	*	Sybase, Inc	44,442
420	*	SYKES Enterprises, Inc	10,697
10,259	*	Symantec Corp	183,534
203	*	Synchronoss Technologies, Inc	3,209
233	*	SYNNEX Corp	7,144
1,849	*	Synopsys, Inc	41,196
140		Syntel, Inc	5,324
925		Take-Two Interactive Software, Inc	9,296
200		TAL International Group, Inc	2,646
377	*	Taleo Corp (Class A)	8,867
455	*	TeleTech Holdings, Inc	9,114
112		Textainer Group Holdings Ltd	1,893
787	*	THQ, Inc	3,966
2,110	*	TIBCO Software, Inc	20,319
207	*	Tier Technologies, Inc	1,656
303	*	TNS, Inc	7,784
1,957		Total System Services, Inc	33,797
359	*	TradeStation Group, Inc	2,833
550	*	TrueBlue, Inc	8,146
295	*	Ultimate Software Group, Inc	8,664
181	*	Unica Corp	1,403
446	*	Unisys Corp	17,198
872		United Online, Inc	6,270
1,054	*	United Rentals, Inc	10,340
1,094	*	Valueclick, Inc	11,071
248	*	Vasco Data Security International	1,555
2,328	*	VeriSign, Inc	56,431
263		Viad Corp	5,426
156	*	Virtusa Corp	1,413
5,552		Visa, Inc (Class A)	485,578
619	*	VMware, Inc (Class A)	26,233
202	*	Vocus, Inc	3,636
150	*	Volt Information Sciences, Inc	1,500
480	*	WebMD Health Corp (Class A)	18,475
564	*	Websense, Inc	9,847
309	*	Website Pros, Inc	2,018
14,766	*	Yahoo!, Inc	247,773

		TOTAL BUSINESS SERVICES	12,310,533

CHEMICALS AND ALLIED PRODUCTS - 11.29%
19,132		Abbott Laboratories	1,032,937
75	*	Abraxis Bioscience, Inc	3,041
457	*	Acorda Therapeutics, Inc	11,526
524	*	Adolor Corp	765
2,597		Air Products & Chemicals, Inc	210,513
276	*	Albany Molecular Research, Inc	2,506

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,104		Albemarle Corp	$40,152
1,007		Alberto-Culver Co	29,495
1,126	*	Alexion Pharmaceuticals, Inc	54,971
1,288	*	Alkermes, Inc	12,120
752	*	Allos Therapeutics, Inc	4,941
434	*	Alnylam Pharmaceuticals, Inc	7,647
205	*	AMAG Pharmaceuticals, Inc	7,796
702	*	American Oriental Bioengineering, Inc	3,264
241		American Vanguard Corp	2,000
12,538	*	Amgen, Inc	709,275
182	*	Amicus Therapeutics, Inc	723
340		Arch Chemicals, Inc	10,499
341	*	Ardea Biosciences, Inc	4,774
955	*	Arena Pharmaceuticals, Inc	3,390
364	*	Arqule, Inc	1,343
600	*	Array Biopharma, Inc	1,686
244	*	ARYx Therapeutics, Inc	783
567	*	Auxilium Pharmaceuticals, Inc	16,999
745	*	AVANIR Pharmaceuticals, Inc	1,416
1,360		Avery Dennison Corp	49,626
937	*	AVI BioPharma, Inc	1,368
5,157		Avon Products, Inc	162,446
221		Balchem Corp	7,406
572	*	BioCryst Pharmaceuticals, Inc	3,695
125	*	Biodel, Inc	543
3,594	*	Biogen Idec, Inc	192,279
1,203	*	BioMarin Pharmaceuticals, Inc	22,628
528	*	BioMimetic Therapeutics, Inc	6,299
45	*	Biospecifics Technologies Corp	1,321
21,151		Bristol-Myers Squibb Co	534,063
793		Cabot Corp	20,800
480	*	Cadence Pharmaceuticals, Inc	4,642
730	*	Calgon Carbon Corp	10,147
206	*	Cambrex Corp	1,149
1,762		Celanese Corp (Series A)	56,560
5,714	*	Celgene Corp	318,156
5,618	*	Cell Therapeutics, Inc	6,405
175	*	Celldex Therapeutics, Inc	819
971	*	Cephalon, Inc	60,600
641		CF Industries Holdings, Inc	58,190
799	*	Charles River Laboratories International, Inc	26,918
259	*	Chattem, Inc	24,165
325	*	Chelsea Therapeutics International, Inc	878
1,643	*	China Precision Steel, Inc	3,368
90	*	China-Biotics, Inc	1,392
948		Church & Dwight Co, Inc	57,307
1,768		Clorox Co	107,848
6,192		Colgate-Palmolive Co	508,673
711	*	Cubist Pharmaceuticals, Inc	13,488
754	*	Curis, Inc	2,451
565	*	Cypress Bioscience, Inc	3,254
525		Cytec Industries, Inc	19,121
530	*	Cytokinetics, Inc	1,542
335	*	Cytori Therapeutics, Inc	2,044
1,374	*	Dendreon Corp	36,109
3,461	*	Discovery Laboratories, Inc	2,175
13,696		Dow Chemical Co	378,420
11,158		Du Pont (E.I.) de Nemours & Co	375,690
698	*	Durect Corp	1,724
868		Eastman Chemical Co	52,288
2,985		Ecolab, Inc	133,071
12,566		Eli Lilly & Co	448,732
350	*	Elizabeth Arden, Inc	5,054
220	*	Emergent Biosolutions, Inc	2,990
551	*	Enzon Pharmaceuticals, Inc	5,802
1,307		Estee Lauder Cos (Class A)	63,207
254	*	Facet Biotech Corp	4,465
494		Ferro Corp	4,071
986		FMC Corp	54,979
3,713	*	Forest Laboratories, Inc	119,224
3,352	*	Genzyme Corp	164,282
1,012	*	Geron Corp	5,617

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

11,232	*	Gilead Sciences, Inc	$486,121
400	*	GTx, Inc	1,680
605		H.B. Fuller Co	13,764
705	*	Halozyme Therapeutics, Inc	4,138
107		Hawkins, Inc	2,336
1,361	*	Hemispherx Biopharma, Inc	762
1,953	*	Hospira, Inc	99,603
2,255	*	Human Genome Sciences, Inc	69,003
1,847		Huntsman Corp	20,853
325		ICO, Inc	2,376
135	*	Idenix Pharmaceuticals, Inc	290
237	*	Idera Pharmaceuticals, Inc	1,225
720	*	Idexx Laboratories, Inc	38,477
866	*	Immucor, Inc	17,528
580	*	Immunogen, Inc	4,559
738	*	Impax Laboratories, Inc	10,037
229		Innophos Holdings, Inc	5,265
262		Innospec, Inc	2,644
472	*	Inspire Pharmaceuticals, Inc	2,605
140		Inter Parfums, Inc	1,704
464	*	InterMune, Inc	6,051
952		International Flavors & Fragrances, Inc	39,165
1,041	*	Inverness Medical Innovations, Inc	43,212
2,108	*	Invitrogen Corp	110,101
453	*	Javelin Pharmaceuticals, Inc	589
33,992		Johnson & Johnson	2,189,424
162		Kaiser Aluminum Corp	6,742
2,997	*	King Pharmaceuticals, Inc	36,773
239		Koppers Holdings, Inc	7,275
360	*	KV Pharmaceutical Co (Class A)	1,321
230	*	Landec Corp	1,435
1,382	*	Ligand Pharmaceuticals, Inc (Class B)	2,999
866		Lubrizol Corp	63,175
342		Mannatech, Inc	1,067
641	*	MannKind Corp	5,615
94	*	MAP Pharmaceuticals, Inc	896
400		Martek Biosciences Corp	7,576
547	*	Medicines Co	4,562
709		Medicis Pharmaceutical Corp (Class A)	19,178
152	*	Medifast, Inc	4,648
358	*	Medivation, Inc	13,479
37,616		Merck & Co, Inc	1,374,488
489		Meridian Bioscience, Inc	10,538
519	*	Micromet, Inc	3,457
246		Minerals Technologies, Inc	13,400
213	*	Molecular Insight Pharmaceuticals, Inc	479
571	*	Momenta Pharmaceuticals, Inc	7,200
6,760		Monsanto Co	552,630
1,911		Mosaic Co	114,144
3,666	*	Mylan Laboratories, Inc	67,564
283	*	Myriad Pharmaceuticals, Inc	1,423
612	*	Nabi Biopharmaceuticals	2,999
1,671		Nalco Holding Co	42,627
650	*	NBTY, Inc	28,301
559	*	Neurocrine Biosciences, Inc	1,520
528	*	NeurogesX, Inc	4,071
138		NewMarket Corp	15,838
113		NL Industries, Inc	784
765	*	Novavax, Inc	2,035
544	*	NPS Pharmaceuticals, Inc	1,850
127	*	Nutraceutical International Corp	1,571
203	*	Obagi Medical Products, Inc	2,436
943		Olin Corp	16,521
346	*	OM Group, Inc	10,861
511	*	Omnova Solutions, Inc	3,132
47	*	OncoGenex Pharmaceutical, Inc	1,047
847	*	Onyx Pharmaceuticals, Inc	24,851
348	*	Optimer Pharmaceuticals, Inc	3,925
360	*	OraSure Technologies, Inc	1,829
224	*	Orexigen Therapeutics, Inc	1,667
682	*	OSI Pharmaceuticals, Inc	21,162
170	*	Osiris Therapeutics, Inc	1,214

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,543	*	Pactiv Corp	$37,248
300	*	Pain Therapeutics, Inc	1,608
364	*	Par Pharmaceutical Cos, Inc	9,850
647	*	Parexel International Corp	9,123
1,443		PDL BioPharma, Inc	9,899
960		Perrigo Co	38,246
278		PetMed Express, Inc	4,901
99,533		Pfizer, Inc	1,810,504
176	*	Pharmasset, Inc	3,643
370	*	PharMerica Corp	5,876
965	*	PolyOne Corp	7,209
4,346	*	Poniard Pharmaceuticals, Inc	7,953
322	*	Pozen, Inc	1,929
1,986		PPG Industries, Inc	116,260
3,792		Praxair, Inc	304,536
400	*	Prestige Brands Holdings, Inc	3,144
35,952		Procter & Gamble Co	2,179,769
300	*	Progenics Pharmaceuticals, Inc	1,332
431	*	Protalix BioTherapeutics, Inc	2,853
622	*	Questcor Pharmaceuticals, Inc	2,955
333	*	Quidel Corp	4,589
238	*	Revlon, Inc (Class A)	4,048
577	*	Rockwood Holdings, Inc	13,594
1,552		RPM International, Inc	31,552
581	*	Salix Pharmaceuticals Ltd	14,757
630	*	Santarus, Inc	2,911
450	*	Sciclone Pharmaceuticals, Inc	1,049
597		Scotts Miracle-Gro Co (Class A)	23,468
600		Sensient Technologies Corp	15,780
1,215		Sherwin-Williams Co	74,905
310	*	SIGA Technologies, Inc	1,798
1,529		Sigma-Aldrich Corp	77,260
1,698	*	Solutia, Inc	21,565
394	*	Spectrum Pharmaceuticals, Inc	1,749
1,224	*	StemCells, Inc	1,542
100		Stepan Co	6,481
703	*	SuperGen, Inc	1,842
147	*	SurModics, Inc	3,331
584	*	Theravance, Inc	7,633
332	*	Ulta Salon Cosmetics & Fragrance, Inc	6,029
1,020	*	Unifi, Inc	3,958
564	*	United Therapeutics Corp	29,695
92	*	USANA Health Sciences, Inc	2,935
1,324	*	USEC, Inc	5,097
822	*	Valeant Pharmaceuticals International	26,131
1,208		Valspar Corp	32,785
317	*	Vanda Pharmaceuticals, Inc	3,563
2,392	*	Vertex Pharmaceuticals, Inc	102,497
423	*	Vical, Inc	1,392
931	*	Viropharma, Inc	7,811
1,274	*	Watson Pharmaceuticals, Inc	50,463
220		Westlake Chemical Corp	5,485
802	*	WR Grace & Co	20,331
288	*	Xenoport, Inc	5,345
405	*	Zymogenetics, Inc	2,588

		TOTAL CHEMICALS AND ALLIED PRODUCTS	17,184,667

COAL MINING - 0.28%
1,446	*	Alpha Natural Resources, Inc	62,727
2,037		Arch Coal, Inc	45,323
377	*	Cloud Peak Energy, Inc	5,489
2,180		Consol Energy, Inc	108,564
1,314	*	International Coal Group, Inc	5,072
420	*	James River Coal Co	7,783
1,033		Massey Energy Co	43,396
3,230		Peabody Energy Corp	146,029
108	*	Westmoreland Coal Co	962

		TOTAL COAL MINING	425,345

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

COMMUNICATIONS - 4.25%
150	*	AboveNet, Inc	$9,756
743		Adtran, Inc	16,755
463		Alaska Communications Systems Group, Inc	3,695
4,939	*	American Tower Corp (Class A)	213,414
356	*	Anixter International, Inc	16,768
1,348	*,m	AOL, Inc	31,381
711	*	Aruba Networks, Inc	7,579
72,855		AT&T, Inc	2,042,127
105		Atlantic Tele-Network, Inc	5,776
200	*	Audiovox Corp (Class A)	1,418
552	*	Brightpoint, Inc	4,057
2,863		Cablevision Systems Corp (Class A)	73,923
277	*	Cbeyond Communications, Inc	4,363
7,337		CBS Corp (Class B)	103,085
463	*	Central European Media Enterprises Ltd (Class A)	10,931
3,769		CenturyTel, Inc	136,475
3,005	*	Cincinnati Bell, Inc	10,367
765	*	Clearwire Corp (Class A)	5,171
35,614		Comcast Corp (Class A)	600,452
305		Consolidated Communications Holdings, Inc	5,338
3,507	*	Crown Castle International Corp	136,913
200	*	Crown Media Holdings, Inc (Class A)	290
454	*	CTC Media, Inc	6,765
217	*	DG FastChannel, Inc	6,061
178	*	DigitalGlobe, Inc	4,308
12,184	*	DIRECTV	406,336
2,386		DISH Network Corp (Class A)	49,557
435	*	Equinix, Inc	46,175
52		Fisher Communications, Inc	845
3,935		Frontier Communications Corp	30,732
464	*	General Communication, Inc (Class A)	2,960
193	*	GeoEye, Inc	5,381
267	*	Global Crossing Ltd	3,805
998		Global Payments, Inc	53,752
158		HickoryTech Corp	1,395
71	*	Hughes Communications, Inc	1,848
1,298	*	IAC/InterActiveCorp	26,583
400		Iowa Telecommunications Services, Inc	6,704
592	*	j2 Global Communications, Inc	12,047
284	*	Knology, Inc	3,110
710	*	Leap Wireless International, Inc	12,461
19,656	*	Level 3 Communications, Inc	30,074
3,215	*	Liberty Global, Inc (Class A)	70,441
968	*	Liberty Media Corp - Capital (Series A)	23,116
638	*	Liberty Media Corp-Starz	29,444
7,481	*	Liberty Media Holding Corp (Interactive A)	81,094
341	*	Lin TV Corp (Class A)	1,521
562	*	Lodgenet Entertainment Corp	3,108
573	*	Mastec, Inc	7,163
493	*	Mediacom Communications Corp (Class A)	2,204
3,026	*	MetroPCS Communications, Inc	23,088
874	*	NeuStar, Inc (Class A)	20,137
391	*	Neutral Tandem, Inc	8,895
2,198	*	NII Holdings, Inc (Class B)	73,809
435	*	Novatel Wireless, Inc	3,467
363		NTELOS Holdings Corp	6,469
1,409	*	PAETEC Holding Corp	5,847
28		Preformed Line Products Co	1,226
19,273		Qwest Communications International, Inc	81,139
429	*	RCN Corp	4,655
423	*	SAVVIS, Inc	5,943
1,392	*	SBA Communications Corp (Class A)	47,551
364		Shenandoah Telecom Co	7,407
383		Sinclair Broadcast Group, Inc (Class A)	1,543
35,947	*	Sprint Nextel Corp	131,566
172	*	SureWest Communications	1,713
244	*	Switch & Data Facilities Co, Inc	4,931
823	*	Syniverse Holdings, Inc	14,386
370	*	TeleCommunication Systems, Inc (Class A)	3,582
1,095		Telephone & Data Systems, Inc	37,142
500	*	Terremark Worldwide, Inc	3,420

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

4,277		Time Warner Cable, Inc	$177,025
1,259	*	TiVo, Inc	12,817
200	*	US Cellular Corp	8,482
250		USA Mobility, Inc	2,753
35,064		Verizon Communications, Inc	1,161,670
6,776	*	Viacom, Inc (Class B)	201,450
5,384		Windstream Corp	59,170

		TOTAL COMMUNICATIONS	6,480,307

DEPOSITORY INSTITUTIONS - 6.42%
180		1st Source Corp	2,896
278		Abington Bancorp, Inc	1,915
51		Alliance Financial Corp	1,385
71		American National Bankshares, Inc	1,555
109		Ameris Bancorp	779
77		Ames National Corp	1,625
103		Arrow Financial Corp	2,575
1,626		Associated Banc-Corp	17,902
951		Astoria Financial Corp	11,821
130		Bancfirst Corp	4,815
298		Banco Latinoamericano de Exportaciones S.A. (Class E)	4,142
46		Bancorp Rhode Island, Inc	1,181
1,007		Bancorpsouth, Inc	23,624
838		Bank Mutual Corp	5,799
106,933		Bank of America Corp	1,610,411
645		Bank of Hawaii Corp	30,354
37		Bank of Kentucky Financial Corp	695
61		Bank of Marin Bancorp	1,986
14,824		Bank of New York Mellon Corp	414,627
322		Bank of the Ozarks, Inc	9,425
300		BankFinancial Corp	2,970
79		Banner Corp	212
36		Bar Harbor Bankshares	988
8,541		BB&T Corp	216,685
392	*	Beneficial Mutual Bancorp, Inc	3,857
165		Berkshire Hills Bancorp, Inc	3,412
290		BOK Financial Corp	13,781
826		Boston Private Financial Holdings, Inc	4,766
75		Bridge Bancorp, Inc	1,803
668		Brookline Bancorp, Inc	6,620
86		Bryn Mawr Bank Corp	1,298
87		Camden National Corp	2,845
101		Capital City Bank Group, Inc	1,398
276		Capitol Federal Financial	8,683
286		Cardinal Financial Corp	2,500
75		Cass Information Systems, Inc	2,280
518		Cathay General Bancorp	3,911
142		Center Bancorp, Inc	1,267
113		Centerstate Banks of Florida, Inc	1,140
1,658	*	Central Pacific Financial Corp	2,172
168		Century Bancorp, Inc	3,701
234		Chemical Financial Corp	5,518
80	*	Chicopee Bancorp, Inc	998
186,708		Citigroup, Inc	618,003
101		Citizens & Northern Corp	964
48		Citizens Holding Co	1,075
955	*	Citizens Republic Bancorp, Inc	659
335		City Holding Co	10,831
554		City National Corp	25,262
112		Clifton Savings Bancorp, Inc	1,049
105		CNB Financial Corp	1,679
150		CoBiz, Inc	713
170		Columbia Banking System, Inc	2,751
1,772		Comerica, Inc	52,398
827		Commerce Bancshares, Inc	32,021
400		Community Bank System, Inc	7,724
182		Community Trust Bancorp, Inc	4,450
638		Cullen/Frost Bankers, Inc	31,900
799		CVB Financial Corp	6,903
309		Dime Community Bancshares	3,621

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

300	*	Dollar Financial Corp	$7,098
118	*	Eagle Bancorp, Inc	1,235
1,255		East West Bancorp, Inc	19,829
90		Enterprise Financial Services Corp	694
110		ESB Financial Corp	1,454
197		ESSA Bancorp, Inc	2,305
589	*	Euronet Worldwide, Inc	12,929
78		Farmers Capital Bank Corp	797
10,120		Fifth Third Bancorp	98,670
126		Financial Institutions, Inc	1,484
174		First Bancorp	2,431
1,292		First Bancorp (Puerto Rico)	2,972
107		First Bancorp, Inc	1,650
291		First Busey Corp	1,132
70		First Citizens Bancshares, Inc (Class A)	11,481
1,229		First Commonwealth Financial Corp	5,715
72		First Community Bancshares, Inc	868
101		First Defiance Financial Corp	1,140
447		First Financial Bancorp	6,508
321		First Financial Bankshares, Inc	17,408
188		First Financial Corp	5,738
133		First Financial Holdings, Inc	1,728
261		First Financial Northwest, Inc	1,710
46		First Financial Service Corp	417
2,626	*	First Horizon National Corp	35,185
315		First Merchants Corp	1,871
545		First Midwest Bancorp, Inc	5,935
2,151		First Niagara Financial Group, Inc	29,920
66		First of Long Island Corp	1,667
88		First South Bancorp, Inc	906
966		FirstMerit Corp	19,455
485	*	Flagstar Bancorp, Inc	291
243		Flushing Financial Corp	2,736
979		FNB Corp	6,647
1,944		Fulton Financial Corp	16,952
133		German American Bancorp, Inc	2,161
860		Glacier Bancorp, Inc	11,799
503		Great Southern Bancorp, Inc	10,744
600	*	Guaranty Bancorp	792
218		Hampton Roads Bankshares, Inc	377
294		Hancock Holding Co	12,874
524		Harleysville National Corp	3,375
158		Heartland Financial USA, Inc	2,267
106	*	Home Bancorp, Inc	1,292
137		Home Bancshares, Inc	3,298
199		Home Federal Bancorp, Inc	2,649
5,646		Hudson City Bancorp, Inc	77,520
8,705		Huntington Bancshares, Inc	31,773
256		IBERIABANK Corp	13,775
252		Independent Bank Corp	5,264
674		International Bancshares Corp	12,759
579	*	Investors Bancorp, Inc	6,334
46,463		JPMorgan Chase & Co	1,936,112
227		Kearny Financial Corp	2,288
10,596		Keycorp	58,808
249		Lakeland Bancorp, Inc	1,591
147		Lakeland Financial Corp	2,536
94		Legacy Bancorp, Inc	927
966		M&T Bank Corp	64,616
216		MainSource Financial Group, Inc	1,032
6,483		Marshall & Ilsley Corp	35,332
400		MB Financial, Inc	7,888
60		Merchants Bancshares, Inc	1,358
119	*	Meridian Interstate Bancorp, Inc	1,034
56		Midsouth Bancorp, Inc	778
186		Nara Bancorp, Inc	2,109
100		NASB Financial, Inc	2,329
84		National Bankshares, Inc	2,376
842		National Penn Bancshares, Inc	4,875
374		NBT Bancorp, Inc	7,618
523	*	Net 1 UEPS Technologies, Inc	10,157

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

5,208		New York Community Bancorp, Inc	$75,568
1,211		NewAlliance Bancshares, Inc	14,544
3,010		Northern Trust Corp	157,724
227		Northfield Bancorp, Inc	3,069
74		Northrim BanCorp, Inc	1,249
450		Northwest Bancshares, Inc	5,094
97		OceanFirst Financial Corp	1,096
48		Ohio Valley Banc Corp	1,057
869		Old National Bancorp	10,802
350		Old Second Bancorp, Inc	2,412
566		Oriental Financial Group, Inc	6,113
152		Oritani Financial Corp	2,087
60		Orrstown Financial Services, Inc	2,093
528		Pacific Capital Bancorp	507
154		Pacific Continental Corp	1,762
270		PacWest Bancorp	5,441
165		Park National Corp	9,715
99		Peapack Gladstone Financial Corp	1,255
47		Penns Woods Bancorp, Inc	1,525
58	*	Pennsylvania Commerce Bancorp, Inc	729
75		Peoples Bancorp, Inc	726
46		Peoples Financial Corp	935
4,522		People’s United Financial, Inc	75,517
400	*	Pinnacle Financial Partners, Inc	5,688
5,720		PNC Financial Services Group, Inc	301,959
8,034		Popular, Inc	18,157
274		Premierwest Bancorp	389
423		PrivateBancorp, Inc	3,794
555		Prosperity Bancshares, Inc	22,461
753		Provident Financial Services, Inc	8,019
421		Provident New York Bancorp	3,553
13,971		Regions Financial Corp	73,907
195		Renasant Corp	2,652
120		Republic Bancorp, Inc (Class A)	2,472
97		Rockville Financial, Inc	1,019
100		Roma Financial Corp	1,236
300		S&T Bancorp, Inc	5,103
210		S.Y. Bancorp, Inc	4,484
250		Sandy Spring Bancorp, Inc	2,223
121	*	Santander BanCorp	1,486
151		SCBT Financial Corp	4,181
98		Shore Bancshares, Inc	1,417
87		Sierra Bancorp	664
756	*	Signature Bank	24,116
169		Simmons First National Corp (Class A)	4,698
110		Smithtown Bancorp, Inc	655
800		South Financial Group, Inc	516
127		Southside Bancshares, Inc	2,492
94		Southwest Bancorp, Inc	652
163		State Bancorp, Inc	1,159
6,108		State Street Corp	265,942
256		StellarOne Corp	2,550
119		Sterling Bancorp	850
994		Sterling Bancshares, Inc	5,099
561		Sterling Financial Corp	348
88		Suffolk Bancorp	2,614
147	*	Sun Bancorp, Inc	551
6,281		SunTrust Banks, Inc	127,441
979		Susquehanna Bancshares, Inc	5,766
400	*	SVB Financial Group	16,676
7,333		Synovus Financial Corp	15,033
1,554		TCF Financial Corp	21,165
429	*	Texas Capital Bancshares, Inc	5,989
1,470		TFS Financial Corp	17,846
126	*	The Bancorp, Inc	864
119		Tompkins Trustco, Inc	4,820
42		Tower Bancorp, Inc	960
232		TowneBank	2,710
171		Trico Bancshares	2,847
852		Trustco Bank Corp NY	5,368
711		Trustmark Corp	16,026
372		UMB Financial Corp	14,638

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

733		Umpqua Holdings Corp	$9,830
167		Union Bankshares Corp	2,069
437		United Bankshares, Inc	8,727
520		United Community Banks, Inc	1,763
201		United Financial Bancorp, Inc	2,635
75		United Security Bancshares	1,286
121		Univest Corp of Pennsylvania	2,121
23,522		US Bancorp	529,480
1,660		Valley National Bancorp	23,456
124		ViewPoint Financial Group	1,787
113		Washington Banking Co	1,349
1,416		Washington Federal, Inc	27,385
138		Washington Trust Bancorp, Inc	2,150
770		Webster Financial Corp	9,140
58,828		Wells Fargo & Co	1,587,768
301		WesBanco, Inc	3,714
189		West Bancorporation, Inc	932
390		Westamerica Bancorporation	21,594
554	*	Western Alliance Bancorp	2,094
8,469		Western Union Co	159,641
366		Westfield Financial, Inc	3,020
750		Whitney Holding Corp	6,833
772		Wilmington Trust Corp	9,526
167		Wilshire Bancorp, Inc	1,368
248		Wintrust Financial Corp	7,636
100		WSFS Financial Corp	2,563
135		Yadkin Valley Financial Corp	494
1,396		Zions Bancorporation	17,911

		TOTAL DEPOSITORY INSTITUTIONS	9,780,642

EATING AND DRINKING PLACES - 1.04%
208	*	AFC Enterprises	1,697
167	*	Benihana, Inc	633
239	*	BJ’s Restaurants, Inc	4,498
379		Bob Evans Farms, Inc	10,972
1,150		Brinker International, Inc	17,158
218	*	Buffalo Wild Wings, Inc	8,779
1,182		Burger King Holdings, Inc	22,245
262	*	California Pizza Kitchen, Inc	3,524
332		CBRL Group, Inc	12,613
343	*	CEC Entertainment, Inc	10,949
844	*	Cheesecake Factory	18,222
385	*	Chipotle Mexican Grill, Inc (Class A)	33,942
622		CKE Restaurants, Inc	5,262
1,656		Darden Restaurants, Inc	58,076
949	*	Denny’s Corp	2,078
402	*	DineEquity, Inc	9,765
1,090	*	Domino’s Pizza, Inc	9,134
678	*	Jack in the Box, Inc	13,336
587	*	Krispy Kreme Doughnuts, Inc	1,732
273	*	Landry’s Restaurants, Inc	5,812
253	*	Luby’s, Inc	931
188	*	McCormick & Schmick’s Seafood Restaurants, Inc	1,308
13,660		McDonald’s Corp	852,931
300	*	O’Charleys, Inc	1,965
263	*	Papa John’s International, Inc	6,144
277	*	PF Chang’s China Bistro, Inc	10,501
150	*	Red Robin Gourmet Burgers, Inc	2,685
661	*	Ruby Tuesday, Inc	4,759
200	*	Ruth’s Chris Steak House, Inc	418
729	*	Sonic Corp	7,341
9,095	*	Starbucks Corp	209,731
20	*	Steak N Shake Co	6,482
602	*	Texas Roadhouse, Inc (Class A)	6,760
4,271		Wendy’s/Arby’s Group, Inc (Class A)	20,031
5,573		Yum! Brands, Inc	194,888

		TOTAL EATING AND DRINKING PLACES	1,577,302

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

EDUCATIONAL SERVICES - 0.20%
224	*	American Public Education, Inc	$7,697
1,691	*	Apollo Group, Inc (Class A)	102,442
170	*	Bridgepoint Education, Inc	2,553
881	*	Career Education Corp	20,536
363	*	ChinaCast Education Corp	2,744
942	*	Corinthian Colleges, Inc	12,971
751		DeVry, Inc	42,604
277	*	Education Management Corp	6,097
228	*	Grand Canyon Education, Inc	4,334
518	*	ITT Educational Services, Inc	49,707
310	*	K12, Inc	6,284
92	*	Learning Tree International, Inc	1,098
115	*	Lincoln Educational Services Corp	2,492
173		Strayer Education, Inc	36,761
228	*	Universal Technical Institute, Inc	4,606

		TOTAL EDUCATIONAL SERVICES	302,926

ELECTRIC, GAS, AND SANITARY SERVICES - 4.23%
8,046	*	AES Corp	107,092
931		AGL Resources, Inc	33,954
2,021		Allegheny Energy, Inc	47,453
338		Allete, Inc	11,046
1,335		Alliant Energy Corp	40,397
2,777		Ameren Corp	77,617
200		American Ecology Corp	3,408
5,930		American Electric Power Co, Inc	206,305
225		American States Water Co	7,967
720		American Water Works Co, Inc	16,135
1,753		Aqua America, Inc	30,695
77		Artesian Resources Corp	1,410
1,066		Atmos Energy Corp	31,340
658		Avista Corp	14,206
446		Black Hills Corp	11,877
225		California Water Service Group	8,285
4,146	*	Calpine Corp	45,606
4,582		Centerpoint Energy, Inc	66,485
110		Central Vermont Public Service Corp	2,288
250		CH Energy Group, Inc	10,630
107		Chesapeake Utilities Corp	3,429
355	*	Clean Energy Fuels Corp	5,471
345	*	Clean Harbors, Inc	20,565
757		Cleco Corp	20,689
2,460		CMS Energy Corp	38,524
98		Connecticut Water Service, Inc	2,427
3,410		Consolidated Edison, Inc	154,916
160		Consolidated Water Co, Inc	2,286
2,326		Constellation Energy Group, Inc	81,805
1,527	*	Covanta Holding Corp	27,623
456		Crosstex Energy, Inc	2,759
7,328		Dominion Resources, Inc	285,207
1,497		DPL, Inc	41,317
1,977		DTE Energy Co	86,177
16,001		Duke Energy Corp	275,377
5,637	*	Dynegy, Inc (Class A)	10,203
3,874		Edison International	134,738
8,722		El Paso Corp	85,737
600	*	El Paso Electric Co	12,168
388		Empire District Electric Co	7,267
866		Energen Corp	40,529
904		EnergySolutions, Inc	7,675
174	*	EnerNOC, Inc	5,288
2,448		Entergy Corp	200,344
8,154		Exelon Corp	398,487
3,794		FirstEnergy Corp	176,231
5,100		FPL Group, Inc	269,382
1,633		Great Plains Energy, Inc	31,664
1,196		Hawaiian Electric Industries, Inc	24,996
695		Idacorp, Inc	22,205
971		Integrys Energy Group, Inc	40,772
600		ITC Holdings Corp	31,254

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

250		Laclede Group, Inc	$8,443
2,209		MDU Resources Group, Inc	52,132
287		MGE Energy, Inc	10,257
155		Middlesex Water Co	2,733
1,738	*	Mirant Corp	26,539
864		National Fuel Gas Co	43,200
528		New Jersey Resources Corp	19,747
545		Nicor, Inc	22,945
3,108		NiSource, Inc	47,801
2,126		Northeast Utilities	54,830
333		Northwest Natural Gas Co	14,998
435		NorthWestern Corp	11,319
3,121	*	NRG Energy, Inc	73,687
1,328		NSTAR	48,870
2,662		NV Energy, Inc	32,956
1,121		OGE Energy Corp	41,354
1,273		Oneok, Inc	56,738
240		Ormat Technologies, Inc	9,082
540		Otter Tail Corp	13,392
52		Pennichuck Corp	1,099
2,652		Pepco Holdings, Inc	44,686
629	*	Perma-Fix Environmental Services	1,428
4,586		PG&E Corp	204,765
228	*	Pico Holdings, Inc	7,462
973		Piedmont Natural Gas Co, Inc	26,028
200	*	Pike Electric Corp	1,856
1,246		Pinnacle West Capital Corp	45,579
1,049		PNM Resources, Inc	13,270
906		Portland General Electric Co	18,491
4,695		PPL Corp	151,695
3,431		Progress Energy, Inc	140,705
6,300		Public Service Enterprise Group, Inc	209,475
2,092		Questar Corp	86,964
4,240	*	Reliant Energy, Inc	24,253
3,886		Republic Services, Inc	110,013
115		Resource America, Inc (Class A)	465
1,576		SCANA Corp	59,384
2,950		Sempra Energy	165,141
138		SJW Corp	3,115
510		South Jersey Industries, Inc	19,472
9,713		Southern Co	323,638
1,278		Southern Union Co	29,011
542		Southwest Gas Corp	15,463
303		Southwest Water Co	1,785
1,047	*	Stericycle, Inc	57,763
2,445		TECO Energy, Inc	39,658
1,529		UGI Corp	36,987
353		UIL Holdings Corp	9,912
432		Unisource Energy Corp	13,906
126		Unitil Corp	2,895
977		Vectren Corp	24,112
986	*	Waste Connections, Inc	32,873
6,103		Waste Management, Inc	206,342
229	*	Waste Services, Inc	2,086
1,310		Westar Energy, Inc	28,453
625		WGL Holdings, Inc	20,963
6,979		Williams Cos, Inc	147,117
1,446		Wisconsin Energy Corp	72,054
5,793		Xcel Energy, Inc	122,927
142		York Water Co	2,060

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	6,438,082

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 8.38%
348	*	A123 Systems, Inc	7,809
475	*	Acme Packet, Inc	5,225
313	*	Actel Corp	3,718
638		Acuity Brands, Inc	22,738
1,457	*	Adaptec, Inc	4,881
1,296	*	ADC Telecommunications, Inc	8,048
395	*	Advanced Analogic Technologies, Inc	1,556
1,882	*	Advanced Battery Technologies, Inc	7,528

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

504	*	Advanced Energy Industries, Inc	$7,600
6,784	*	Advanced Micro Devices, Inc	65,669
298	*	Airvana, Inc	2,265
3,544		Altera Corp	80,201
544	*	American Superconductor Corp	22,250
1,295		Ametek, Inc	49,521
1,245	*	Amkor Technology, Inc	8,914
2,144		Amphenol Corp (Class A)	99,010
891	*	Anadigics, Inc	3,760
3,722		Analog Devices, Inc	117,541
11,021	*	Apple Computer, Inc	2,323,887
891	*	Applied Micro Circuits Corp	6,656
144		Applied Signal Technology, Inc	2,778
1,549	*	Arris Group, Inc	17,705
525	*	Ascent Solar Technologies, Inc	2,783
841	*	Atheros Communications, Inc	28,796
5,300	*	Atmel Corp	24,433
395	*	ATMI, Inc	7,355
1,731	*	Avnet, Inc	52,207
583		AVX Corp	7,387
129	*	AZZ, Inc	4,218
542		Baldor Electric Co	15,225
100		Bel Fuse, Inc (Class B)	2,149
750	*	Benchmark Electronics, Inc	14,183
386	*	BigBand Networks, Inc	1,328
6,124	*	Broadcom Corp (Class A)	192,600
321	*	Ceradyne, Inc	6,166
234	*	Ceva, Inc	3,009
500	*	Checkpoint Systems, Inc	7,625
2,742	*	China BAK Battery, Inc	7,623
311	*	China Security & Surveillance Technology, Inc	2,376
1,099	*	Ciena Corp	11,913
71,356	*	Cisco Systems, Inc	1,708,262
330	*	Comtech Telecommunications Corp	11,567
1,286	*	Cree, Inc	72,492
300		CTS Corp	2,886
170		Cubic Corp	6,341
1,711	*	Cypress Semiconductor Corp	18,068
332	*	Diodes, Inc	6,789
633	*	Dolby Laboratories, Inc (Class A)	30,213
289	*	DSP Group, Inc	1,627
179	*	DTS, Inc	6,124
2,000		Eaton Corp	127,240
485	*	EchoStar Corp (Class A)	9,768
300	*	Electro Scientific Industries, Inc	3,246
834	*	EMCORE Corp	892
161	*	EMS Technologies, Inc	2,335
809	*	Energizer Holdings, Inc	49,576
585	*	Energy Conversion Devices, Inc	6,183
481	*	EnerSys	10,519
655	*	Entropic Communications, Inc	2,011
2,598	*	Evergreen Solar, Inc	3,923
520	*	Exar Corp	3,697
816	*	Exide Technologies	5,802
1,414	*	Fairchild Semiconductor International, Inc	14,126
618	*	First Solar, Inc	83,677
277		Franklin Electric Co, Inc	8,055
1,210	*	FuelCell Energy, Inc	4,550
130,640		General Electric Co	1,976,582
228	*	Globecomm Systems, Inc	1,783
191	*	GP Strategies Corp	1,438
1,560	*	GrafTech International Ltd	24,258
269	*	Greatbatch, Inc	5,173
474	*	GT Solar International, Inc	2,635
852		Harman International Industries, Inc	30,059
1,150	*	Harmonic, Inc	7,280
1,630		Harris Corp	77,507
670	*	Harris Stratex Networks, Inc (Class A)	4,630
334	*	Helen of Troy Ltd	8,170
1,161	*	Hexcel Corp	15,070
267	*	Hittite Microwave Corp	10,880
400		Imation Corp	3,488
1,220	*	Infinera Corp	10,821

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,945	*	Integrated Device Technology, Inc	$12,584
69,123		Intel Corp	1,410,108
564	*	InterDigital, Inc	14,969
915	*	International Rectifier Corp	20,240
1,411		Intersil Corp (Class A)	21,645
217	*	IPG Photonics Corp	3,633
231	*	iRobot Corp	4,066
257		IXYS Corp	1,907
2,562	*	JDS Uniphase Corp	21,137
1,407		L-3 Communications Holdings, Inc	122,339
1,300	*	Lattice Semiconductor Corp	3,510
513		Lincoln Electric Holdings, Inc	27,425
2,683		Linear Technology Corp	81,939
261	*	Littelfuse, Inc	8,391
124	*	Loral Space & Communications, Inc	3,920
131		LSI Industries, Inc	1,032
7,838	*	LSI Logic Corp	47,106
6,174	*	Marvell Technology Group Ltd	128,111
3,678		Maxim Integrated Products, Inc	74,663
211	*	Maxwell Technologies, Inc	3,764
3,021	*	MEMC Electronic Materials, Inc	41,146
223	*	Mercury Computer Systems, Inc	2,455
447		Methode Electronics, Inc	3,880
797		Micrel, Inc	6,535
2,347		Microchip Technology, Inc	68,204
10,253	*	Micron Technology, Inc	108,272
1,063	*	Microsemi Corp	18,868
1,000	*	Microtune, Inc	2,260
625	*	Microvision, Inc	1,981
436	*	MIPS Technologies, Inc	1,905
1,592		Molex, Inc	34,308
407	*	Monolithic Power Systems, Inc	9,756
510	*	Moog, Inc (Class A)	14,907
28,500		Motorola, Inc	221,160
160	*	Multi-Fineline Electronix, Inc	4,539
58		National Presto Industries, Inc	6,335
2,758		National Semiconductor Corp	42,363
4,020	*	NetApp, Inc	138,248
330	*	Netlogic Microsystems, Inc	15,266
1,139	*	Novellus Systems, Inc	26,584
55	*	NVE Corp	2,272
6,683	*	Nvidia Corp	124,838
634	*	Omnivision Technologies, Inc	9,212
4,849	*	ON Semiconductor Corp	42,720
1,006	*	Openwave Systems, Inc	2,294
252	*	Oplink Communications, Inc	4,130
205	*	OpNext, Inc	390
185	*	OSI Systems, Inc	5,047
232		Park Electrochemical Corp	6,412
265	*	Parkervision, Inc	485
304	*	Pericom Semiconductor Corp	3,505
500	*	Photronics, Inc	2,225
554		Plantronics, Inc	14,393
548	*	Plexus Corp	15,618
410	*	PLX Technology, Inc	1,324
2,504	*	PMC - Sierra, Inc	21,685
1,022	*	Polycom, Inc	25,519
314	*	Polypore International, Inc	3,737
94	*	Powell Industries, Inc	2,964
343		Power Integrations, Inc	12,471
1,100	*	Power-One, Inc	4,785
1,294	*	Powerwave Technologies, Inc	1,630
1,437	*	QLogic Corp	27,116
20,485		Qualcomm, Inc	947,636
1,317	*	Rambus, Inc	32,135
192		Raven Industries, Inc	6,100
420		Regal-Beloit Corp	21,815
3,137	*	RF Micro Devices, Inc	14,963
200	*	Rogers Corp	6,062
149	*	Rubicon Technology, Inc	3,026
611	*	SatCon Technology Corp	1,723
334	*	Seachange International, Inc	2,194
1,033	*	Semtech Corp	17,571

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

495	*	ShoreTel, Inc	$2,861
1,131	*	Silicon Image, Inc	2,918
583	*	Silicon Laboratories, Inc	28,182
1,350	*	Silicon Storage Technology, Inc	3,456
1,872	*	Skyworks Solutions, Inc	26,564
549	*	Smart Modular Technologies WWH, Inc	3,453
153	*	Spectrum Control, Inc	1,449
300	*	Standard Microsystems Corp	6,234
173	*	Stoneridge, Inc	1,559
1,166	*	Sunpower Corp (Class A)	27,611
100	*	Supertex, Inc	2,980
234		Sycamore Networks, Inc	4,893
396	*	Symmetricom, Inc	2,059
424	*	Synaptics, Inc	12,996
2,327		Technitrol, Inc	10,192
163	*	Techwell, Inc	2,152
806	*	Tekelec	12,316
557		Teleflex, Inc	30,017
4,811	*	Tellabs, Inc	27,326
770	*	Tessera Technologies, Inc	17,918
15,799		Texas Instruments, Inc	411,722
645	*	Thomas & Betts Corp	23,085
598	*	Trident Microsystems, Inc	1,112
1,986	*	Triquint Semiconductor, Inc	11,916
433	*	TTM Technologies, Inc	4,992
60	*	Ultralife Corp	259
269	*	Universal Display Corp	3,325
166	*	Universal Electronics, Inc	3,855
771	*	US Geothermal, Inc	1,180
1,960	*	Utstarcom, Inc	4,292
581	*	Valence Technology, Inc	529
881	*	Varian Semiconductor Equipment Associates, Inc	31,610
315	*	Viasat, Inc	10,011
200		Vicor Corp	1,860
2,260	*	Vishay Intertechnology, Inc	18,871
288	*	Volterra Semiconductor Corp	5,507
958		Whirlpool Corp	77,272
223	*	White Electronic Designs Corp	1,041
3,361		Xilinx, Inc	84,227
743	*	Zix Corp	1,271
350	*	Zoltek Cos, Inc	3,325
619	*	Zoran Corp	6,840

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	12,745,075

ENGINEERING AND MANAGEMENT SERVICES - 0.65%
319	*	Accelrys, Inc	1,828
188	*	Advisory Board Co	5,764
1,142	*	Aecom Technology Corp	31,405
166	*	Affymax, Inc	4,107
1,697	*	Amylin Pharmaceuticals, Inc	24,080
556	*	Ariad Pharmaceuticals, Inc	1,268
100		CDI Corp	1,295
906	*	Celera Corp	6,260
205	*	comScore, Inc	3,598
117	*	Cornell Cos, Inc	2,656
387		Corporate Executive Board Co	8,831
167	*	CRA International, Inc	4,451
303		Diamond Management & Technology Consultants, Inc	2,233
641	*	Dyax Corp	2,173
723	*	eResearch Technology, Inc	4,345
1,296	*	Exelixis, Inc	9,552
172	*	Exponent, Inc	4,788
2,265		Fluor Corp	102,015
148	*	Franklin Covey Co	932
408	*	Furmanite Corp	1,554
692	*	Genpact Ltd	10,311
668	*	Gen-Probe, Inc	28,657
1,008	*	Hewitt Associates, Inc (Class A)	42,598
270	*	Hill International, Inc	1,685
279	*	Huron Consulting Group, Inc	6,428

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

106	*	ICF International, Inc	$2,841
1,305	*	Incyte Corp	11,889
224	*	Infinity Pharmaceuticals, Inc	1,384
1,497	*	Insmed, Inc	1,153
1,170	*	Isis Pharmaceuticals, Inc	12,987
1,484	*	Jacobs Engineering Group, Inc	55,813
1,971		KBR, Inc	37,449
135	*	Kendle International, Inc	2,472
174		Landauer, Inc	10,684
954	*	Lexicon Pharmaceuticals, Inc	1,622
588	*	Luminex Corp	8,779
241		MAXIMUS, Inc	12,050
317	*	Maxygen, Inc	1,931
2,762	*	McDermott International, Inc	66,316
80	*	Michael Baker Corp	3,312
1,132	*	Myriad Genetics, Inc	29,545
631	*	Navigant Consulting, Inc	9,377
387	*	Omnicell, Inc	4,524
3,989		Paychex, Inc	122,222
764	*	Regeneron Pharmaceuticals, Inc	18,474
367	*	Repligen Corp	1,508
514	*	Resources Connection, Inc	10,907
517	*	Rigel Pharmaceuticals, Inc	4,917
611	*	RTI Biologics, Inc	2,346
4,884	*	SAIC, Inc	92,502
410	*	Sangamo Biosciences, Inc	2,427
739	*	Savient Pharmaceuticals, Inc	10,058
866	*	Seattle Genetics, Inc	8,799
805	*	Sequenom, Inc	3,333
1,022	*	Shaw Group, Inc	29,383
137	*	Stanley, Inc	3,755
299	*	Symyx Technologies, Inc	1,645
100	*	Tejon Ranch Co	2,922
728	*	Tetra Tech, Inc	19,780
76	*	Transcend Services, Inc	1,623
1,020	*	URS Corp	45,410
48		VSE Corp	2,164
512		Watson Wyatt & Co Holdings (Class A)	24,330

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	995,447

FABRICATED METAL PRODUCTS - 0.56%
434	*	Alliant Techsystems, Inc	38,309
105		Ameron International Corp	6,663
816		Aptargroup, Inc	29,164
1,136		Ball Corp	58,731
93	*	Bway Holding Co	1,787
603	*	Chart Industries, Inc	9,980
170		CIRCOR International, Inc	4,281
1,329		Commercial Metals Co	20,799
593		Crane Co	18,158
1,900	*	Crown Holdings, Inc	48,602
270		Dynamic Materials Corp	5,414
686	*	Griffon Corp	8,383
190		Gulf Island Fabrication, Inc	3,996
69	*	Hawk Corp	1,215
5,554		Illinois Tool Works, Inc	266,535
155		Insteel Industries, Inc	2,015
153	*	Ladish Co, Inc	2,307
400	*	Mobile Mini, Inc	5,636
2,364		Mueller Water Products, Inc (Class A)	12,293
1,114	*	NCI Building Systems, Inc	2,016
1,937		Parker Hannifin Corp	104,365
1,158		Pentair, Inc	37,403
450		Quanex Building Products Corp	7,637
323		Silgan Holdings, Inc	18,695
459		Simpson Manufacturing Co, Inc	12,343
635	*	Smith & Wesson Holding Corp	2,597
694		Snap-On, Inc	29,328
924		Stanley Works	47,595

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

228		Sturm Ruger & Co, Inc	$2,212
122		Sun Hydraulics Corp	3,203
812	*	Taser International, Inc	3,557
255		Valmont Industries, Inc	20,005
341		Watts Water Technologies, Inc (Class A)	10,544

		TOTAL FABRICATED METAL PRODUCTS	845,768

FISHERIES - 0.00%**
110	*	HQ Sustainable Maritime Industries, Inc	774

		TOTAL FISHERIES	774

FOOD AND KINDRED PRODUCTS - 3.79%
228	*	AgFeed Industries, Inc	1,140
97	*	American Dairy, Inc	2,103
255	*	American Italian Pasta Co	8,871
7,914		Archer Daniels Midland Co	247,787
226		B&G Foods, Inc (Class A)	2,075
100	*	Boston Beer Co, Inc (Class A)	4,660
1,617		Bunge Ltd	103,213
2,474		Campbell Soup Co	83,621
798	*	Central Garden and Pet Co (Class A)	7,932
77		Coca-Cola Bottling Co Consolidated	4,160
28,642		Coca-Cola Co	1,632,593
3,681		Coca-Cola Enterprises, Inc	78,037
5,397		ConAgra Foods, Inc	124,401
2,181	*	Constellation Brands, Inc (Class A)	34,743
902		Corn Products International, Inc	26,365
878	*	Darling International, Inc	7,358
2,385		Del Monte Foods Co	27,046
182		Diamond Foods, Inc	6,468
3,080		Dr Pepper Snapple Group, Inc	87,164
200		Farmer Bros Co	3,948
952		Flowers Foods, Inc	22,620
4,081		General Mills, Inc	288,976
3,917		H.J. Heinz Co	167,491
826	*	Hansen Natural Corp	31,718
1,986		Hershey Co	71,079
888		Hormel Foods Corp	34,144
125		Imperial Sugar Co	2,180
192		J&J Snack Foods Corp	7,672
1,442		J.M. Smucker Co	89,044
3,174		Kellogg Co	168,857
18,261		Kraft Foods, Inc (Class A)	496,334
293		Lancaster Colony Corp	14,562
400		Lance, Inc	10,520
107	*	M&F Worldwide Corp	4,227
1,744		McCormick & Co, Inc	63,011
2,510		Mead Johnson Nutrition Co	109,687
1,654		Molson Coors Brewing Co (Class B)	74,695
129	*	National Beverage Corp	1,788
211	*	Omega Protein Corp	920
195	*	Overhill Farms, Inc	948
149	*	Peet’s Coffee & Tea, Inc	4,966
1,697		Pepsi Bottling Group, Inc	63,638
710		PepsiAmericas, Inc	20,775
19,267		PepsiCo, Inc	1,171,433
670	*	Ralcorp Holdings, Inc	40,006
2,156		Reynolds American, Inc	114,203
246		Sanderson Farms, Inc	10,371
8,405		Sara Lee Corp	102,373
77	*	Seneca Foods Corp	1,838
718	*	Smart Balance, Inc	4,308
1,470	*	Smithfield Foods, Inc	22,329
368		Tootsie Roll Industries, Inc	10,076
383	*	TreeHouse Foods, Inc	14,883
3,645		Tyson Foods, Inc (Class A)	44,724

		TOTAL FOOD AND KINDRED PRODUCTS	5,780,081

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

FOOD STORES - 0.27%
15		Arden Group, Inc (Class A)	$1,434
433	*	Dole Food Co, Inc	5,374
403	*	Great Atlantic & Pacific Tea Co, Inc	4,751
100		Ingles Markets, Inc (Class A)	1,513
8,137		Kroger Co	167,053
327	*	Panera Bread Co (Class A)	21,899
248	*	Pantry, Inc	3,370
520		Ruddick Corp	13,380
5,424		Safeway, Inc	115,477
2,644		Supervalu, Inc	33,605
91	*	Susser Holdings Corp	782
77		Village Super Market (Class A)	2,104
133		Weis Markets, Inc	4,836
1,320	*	Whole Foods Market, Inc	36,234
610	*	Winn-Dixie Stores, Inc	6,124

		TOTAL FOOD STORES	417,936

FORESTRY - 0.10%
962		Rayonier, Inc	40,558
2,546		Weyerhaeuser Co	109,834

		TOTAL FORESTRY	150,392

FURNITURE AND FIXTURES - 0.15%
111	*	Astronics Corp	949
279		Ethan Allen Interiors, Inc	3,744
642	*	Furniture Brands International, Inc	3,505
700		Herman Miller, Inc	11,186
759		Hill-Rom Holdings, Inc	18,208
567		HNI Corp	15,666
64		Hooker Furniture Corp	792
300		Kimball International, Inc (Class B)	2,556
744	*	Kinetic Concepts, Inc	28,012
500		La-Z-Boy, Inc	4,765
1,893		Leggett & Platt, Inc	38,617
4,339		Masco Corp	59,922
2,218	*	Sealy Corp	7,009
125	*	Stanley Furniture Co, Inc	1,269
838		Steelcase, Inc (Class A)	5,330
926	*	Tempur-Pedic International, Inc	21,881

		TOTAL FURNITURE AND FIXTURES	223,411

FURNITURE AND HOME FURNISHINGS STORES - 0.26%
3,155	*	Bed Bath & Beyond, Inc	121,878
4,066		Best Buy Co, Inc	160,444
1,973	*	GameStop Corp (Class A)	43,288
166		Haverty Furniture Cos, Inc	2,279
176	*	hhgregg, Inc	3,877
546		Knoll, Inc	5,640
1,075	*	Pier 1 Imports, Inc	5,472
1,485		RadioShack Corp	28,958
92	*	Rex Stores Corp	1,294
228	*	Tuesday Morning Corp	588
1,135		Williams-Sonoma, Inc	23,585

		TOTAL FURNITURE AND HOME FURNISHINGS STORES	397,303

GENERAL BUILDING CONTRACTORS - 0.17%
100	*	Amrep Corp	1,370
39	*	Avatar Holdings, Inc	663
917	*	Beazer Homes USA, Inc	4,438
139		Brookfield Homes Corp	1,112
72	*	Cavco Industries, Inc	2,586
3,350		DR Horton, Inc	36,415
1,819	*	Hovnanian Enterprises, Inc (Class A)	6,985
919		KB Home	12,572
1,611		Lennar Corp (Class A)	20,572

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

385	*	M/I Homes, Inc	$4,000
274		McGrath RentCorp	6,127
441		MDC Holdings, Inc	13,689
377	*	Meritage Homes Corp	7,287
69	*	NVR, Inc	49,039
313	*	Perini Corp	5,659
4,066	*	Pulte Homes, Inc	40,660
506		Ryland Group, Inc	9,968
1,250	*	Standard-Pacific Corp	4,675
390	*	Team, Inc	7,336
1,565	*	Toll Brothers, Inc	29,438

		TOTAL GENERAL BUILDING CONTRACTORS	264,591

GENERAL MERCHANDISE STORES - 1.84%
521	*	99 Cents Only Stores	6,809
961	*	Big Lots, Inc	27,850
687	*	BJ’s Wholesale Club, Inc	22,472
627		Casey’s General Stores, Inc	20,014
100	*	Conn’s, Inc	584
5,389		Costco Wholesale Corp	318,867
670		Dillard’s, Inc (Class A)	12,362
410	*	Dollar General Corp	9,196
1,890		Family Dollar Stores, Inc	52,599
480		Fred’s, Inc (Class A)	4,896
2,824		JC Penney Co, Inc	75,147
5,081		Macy’s, Inc	85,158
298	*	Retail Ventures, Inc	2,649
1,641	*	Saks, Inc	10,765
601	*	Sears Holdings Corp	50,153
200	*	Stein Mart, Inc	2,132
9,320		Target Corp	450,808
5,149		TJX Companies, Inc	188,196
27,354		Wal-Mart Stores, Inc	1,462,071

		TOTAL GENERAL MERCHANDISE STORES	2,802,728

HEALTH SERVICES - 1.29%
312	*	Alliance Imaging, Inc	1,782
544	*	Allied Healthcare International, Inc	1,583
72	*	Almost Family, Inc	2,846
341	*	Amedisys, Inc	16,559
101		America Service Group, Inc	1,603
155	*	American Dental Partners, Inc	2,000
3,726		AmerisourceBergen Corp	97,137
451	*	Amsurg Corp	9,931
132	*	Assisted Living Concepts, Inc (A Shares)	3,481
273	*	Bio-Reference Labs, Inc	10,699
384		Brookdale Senior Living, Inc	6,985
123	*	China Sky One Medical, Inc	2,798
1,047	*	Community Health Systems, Inc	37,273
370	*	Continucare Corp	1,617
90	*	Corvel Corp	3,019
772	*	Covance, Inc	42,128
1,774	*	Coventry Health Care, Inc	43,090
296	*	Cross Country Healthcare, Inc	2,933
253	*	CryoLife, Inc	1,624
1,249	*	DaVita, Inc	73,366
693	*	Edwards Lifesciences Corp	60,187
280	*	eHealth, Inc	4,600
280	*	Emeritus Corp	5,250
270		Ensign Group, Inc	4,150
242	*	Enzo Biochem, Inc	1,302
3,410	*	Express Scripts, Inc	294,795
270	*	Genomic Health, Inc	5,281
245	*	Genoptix, Inc	8,705
349	*	Gentiva Health Services, Inc	9,426
295	*	Health Grades, Inc	1,266
2,818	*	Health Management Associates, Inc (Class A)	20,487
1,191	*	Healthsouth Corp	22,355

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

402	*	Healthways, Inc	$7,373
1,809	*	Immunomedics, Inc	5,807
220	*	IPC The Hospitalist Co, Inc	7,315
402	*	Kindred Healthcare, Inc	7,421
1,388	*	Laboratory Corp of America Holdings	103,878
267	*	LHC Group, Inc	8,974
634	*	LifePoint Hospitals, Inc	20,611
853	*	Lincare Holdings, Inc	31,663
462	*	Magellan Health Services, Inc	18,817
3,395		McKesson Corp	212,188
164	*	Medcath Corp	1,297
5,965	*	Medco Health Solutions, Inc	381,222
100		National Healthcare Corp	3,611
1,110	*	Nektar Therapeutics	10,345
235	*	Nighthawk Radiology Holdings, Inc	1,065
252	*	NovaMed, Inc	978
336	*	Odyssey HealthCare, Inc	5,235
1,451		Omnicare, Inc	35,085
538	*	Pediatrix Medical Group, Inc	32,339
1,248		Pharmaceutical Product Development, Inc	29,253
678	*	Psychiatric Solutions, Inc	14,333
1,986		Quest Diagnostics, Inc	119,915
300	*	RehabCare Group, Inc	9,129
798	*	Select Medical Holdings Corp	8,475
246	*	Skilled Healthcare Group, Inc (Class A)	1,833
597	*	Sun Healthcare Group, Inc	5,474
3,064	*	Sunrise Senior Living, Inc	9,866
5,785	*	Tenet Healthcare Corp	31,181
1,256		Universal Health Services, Inc (Class B)	38,308
133	*	US Physical Therapy, Inc	2,252

		TOTAL HEALTH SERVICES	1,965,501

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.03%
391	*	Broadwind Energy, Inc	3,163
250	*	Comverge, Inc	2,810
566		Granite Construction, Inc	19,051
670		Great Lakes Dredge & Dock Corp	4,342
111	*	LB Foster Co (Class A)	3,309
440	*	Matrix Service Co	4,686
209	*	MYR Group, Inc	3,779
434	*	Orion Marine Group, Inc	9,140
133	*	Sterling Construction Co, Inc	2,551

		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	52,831

HOLDING AND OTHER INVESTMENT OFFICES - 3.87%
415		Acadia Realty Trust	7,001
497	*	Affiliated Managers Group, Inc	33,473
79		Agree Realty Corp	1,840
24		Alexander’s, Inc	7,306
476		Alexandria Real Estate Equities, Inc	30,602
3,502		Allied Capital Corp	12,642
1,780		AMB Property Corp	45,479
628		American Campus Communities, Inc	17,647
269		American Capital Agency Corp	7,139
6,862		Annaly Mortgage Management, Inc	119,056
1,383		Anworth Mortgage Asset Corp	9,681
1,529		Apartment Investment & Management Co (Class A)	24,342
1,067	*	Ashford Hospitality Trust, Inc	4,951
167		Associated Estates Realty Corp	1,882
957		AvalonBay Communities, Inc	78,579
1,095		BioMed Realty Trust, Inc	17,279
1,674		Boston Properties, Inc	112,275
1,550		Brandywine Realty Trust	17,670
617		BRE Properties, Inc (Class A)	20,410
806		Camden Property Trust	34,150
137	*	Cape Bancorp, Inc	921
2,136		Capital Lease Funding, Inc	9,356
47		Capital Southwest Corp	3,704
1,156		Capstead Mortgage Corp	15,779

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,705		CBL & Associates Properties, Inc	$16,487
1,691		Cedar Shopping Centers, Inc	11,499
65		Cherokee, Inc	1,158
328		Cogdell Spencer, Inc	1,856
657		Colonial Properties Trust	7,707
691		Corporate Office Properties Trust	25,311
547		Cousins Properties, Inc	4,174
829		Danvers Bancorp, Inc	10,769
2,129		DCT Industrial Trust, Inc	10,688
2,671		Developers Diversified Realty Corp	24,733
1,309		DiamondRock Hospitality Co	11,087
919		Digital Realty Trust, Inc	46,207
1,381		Douglas Emmett, Inc	19,679
2,789		Duke Realty Corp	33,942
142		Dynex Capital, Inc	1,240
305		EastGroup Properties, Inc	11,675
231		Education Realty Trust, Inc	1,118
420		Entertainment Properties Trust	14,813
368		Equity Lifestyle Properties, Inc	18,573
415		Equity One, Inc	6,711
3,309		Equity Residential	111,778
331		Essex Property Trust, Inc	27,688
1,040		Extra Space Storage, Inc	12,012
697		Federal Realty Investment Trust	47,201
1,798	*	FelCor Lodging Trust, Inc	6,473
1,135		First Industrial Realty Trust, Inc	5,936
328		First Potomac Realty Trust	4,123
665		Franklin Street Properties Corp	9,716
164		Getty Realty Corp	3,859
239		Gladstone Capital Corp	1,840
105		Gladstone Commercial Corp	1,408
3,474		Glimcher Realty Trust	9,380
574	*	Gramercy Capital Corp	1,487
322	*	Harris & Harris Group, Inc	1,472
558		Hatteras Financial Corp	15,602
3,535		HCP, Inc	107,959
1,461		Health Care REIT, Inc	64,752
716		Healthcare Realty Trust, Inc	15,365
3,166		Hersha Hospitality Trust	9,941
856		Highwoods Properties, Inc	28,548
525	*	Hilltop Holdings, Inc	6,111
429		Home Properties, Inc	20,468
1,473		Hospitality Properties Trust	34,925
7,476		Host Marriott Corp	87,245
2,713		HRPT Properties Trust	17,553
843		Inland Real Estate Corp	6,870
352		Invesco Mortgage Capital, Inc	8,012
678		Investors Real Estate Trust	6,102
41,049		iShares Russell 3000 Index Fund	2,679,678
1,595	*	iStar Financial, Inc	4,083
438		Kilroy Realty Corp	13,433
4,548		Kimco Realty Corp	61,534
715		Kite Realty Group Trust	2,910
1,040		LaSalle Hotel Properties	22,079
1,198		Lexington Corporate Properties Trust	7,284
1,259		Liberty Property Trust	40,301
249		LTC Properties, Inc	6,661
1,253		Macerich Co	45,045
947		Mack-Cali Realty Corp	32,738
85		Main Street Capital Corp	1,370
950		Medical Properties Trust, Inc	9,500
3,378		MFA Mortgage Investments, Inc	24,828
339		Mid-America Apartment Communities, Inc	16,367
220		Mission West Properties, Inc	1,582
237		Monmouth Real Estate Investment Corp (Class A)	1,763
520		MVC Capital, Inc	6,136
314		National Health Investors, Inc	11,615
949		National Retail Properties, Inc	20,138
1,404		Nationwide Health Properties, Inc	49,393
835		NorthStar Realty Finance Corp	2,864
1,045		Omega Healthcare Investors, Inc	20,325
259		Parkway Properties, Inc	5,392

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE
759		Pennsylvania Real Estate Investment Trust	$6,421
2,013		Plum Creek Timber Co, Inc	76,011
500		Post Properties, Inc	9,800
449		Potlatch Corp	14,314
6,374		Prologis	87,260
519		Prospect Capital Corp	6,129
235		PS Business Parks, Inc	11,762
1,617		Public Storage, Inc	131,705
1,238		RAIT Investment Trust	1,622
201		Ramco-Gershenson Properties	1,918
1,234		Realty Income Corp	31,973
936		Redwood Trust, Inc	13,535
975		Regency Centers Corp	34,184
500		Resource Capital Corp	2,460
173		Saul Centers, Inc	5,667
1,422		Senior Housing Properties Trust	31,099
2,917		Simon Property Group, Inc	232,776
929		SL Green Realty Corp	46,673
249		Sovran Self Storage, Inc	8,897
132	*	SRS Labs, Inc	968
470		Starwood Property Trust, Inc	8,878
924	*	Strategic Hotels & Resorts, Inc	1,719
236		Sun Communities, Inc	4,661
1,224		Sunstone Hotel Investors, Inc	10,869
594		Tanger Factory Outlet Centers, Inc	23,160
694		Taubman Centers, Inc	24,922
1,811		UDR, Inc	29,773
200		Universal Health Realty Income Trust	6,406
213		Urstadt Biddle Properties, Inc (Class A)	3,253
1,389		U-Store-It Trust	10,167
1,860		Ventas, Inc	81,356
3,480		Virgin Media, Inc	58,568
56	*	Virtus Investment Partners, Inc	890
1,856		Vornado Realty Trust	129,809
745		WABCO Holdings, Inc	19,214
287		Walter Investment Management Corp	4,113
704		Washington Real Estate Investment Trust	19,395
1,260		Weingarten Realty Investors	24,935
242		Winthrop Realty Trust	2,628

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	5,893,326

HOTELS AND OTHER LODGING PLACES - 0.29%
320		Ameristar Casinos, Inc	4,874
459	*	Bluegreen Corp	1,111
584	*	Boyd Gaming Corp	4,888
370		Choice Hotels International, Inc	11,714
424	*	Gaylord Entertainment Co	8,374
1,560	*	Great Wolf Resorts, Inc	3,697
540	*	Hyatt Hotels Corp	16,097
244	*	Isle of Capri Casinos, Inc	1,825
3,944	*	Las Vegas Sands Corp	58,923
200		Marcus Corp	2,564
3,620		Marriott International, Inc (Class A)	98,646
2,829	*	MGM Mirage	25,800
200	*	Monarch Casino & Resort, Inc	1,620
510	*	Morgans Hotel Group Co	2,310
925	*	Orient-Express Hotels Ltd (Class A)	9,380
183	*	Outdoor Channel Holdings, Inc	1,061
2,255		Starwood Hotels & Resorts Worldwide, Inc	82,466
378	*	Vail Resorts, Inc	14,288
2,126		Wyndham Worldwide Corp	42,881
807	*	Wynn Resorts Ltd	46,992

		TOTAL HOTELS AND OTHER LODGING PLACES	439,511

INDUSTRIAL MACHINERY AND EQUIPMENT - 6.31%
8,596		3M Co	710,632
302	*	3PAR, Inc	3,579
129		Aaon, Inc	2,514
1,017		Actuant Corp (Class A)	18,845
1,294	*	AGCO Corp	41,848

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

800	*	Allis-Chalmers Energy, Inc	$3,016
296	*	Altra Holdings, Inc	3,656
79		Ampco-Pittsburgh Corp	2,491
16,517		Applied Materials, Inc	230,247
89	*	Argan, Inc	1,281
200	*	Astec Industries, Inc	5,388
722		Black & Decker Corp	46,807
226		Black Box Corp	6,405
463	*	Blount International, Inc	4,676
100	*	Bolt Technology Corp	1,102
547		Briggs & Stratton Corp	10,234
4,603	*	Brocade Communications Systems, Inc	35,121
831	*	Brooks Automation, Inc	7,130
907		Bucyrus International, Inc (Class A)	51,128
741		Carlisle Cos, Inc	25,387
126		Cascade Corp	3,464
7,467		Caterpillar, Inc	425,544
1,000	*	Cirrus Logic, Inc	6,820
242	*	Colfax Corp	2,914
196	*	Columbus McKinnon Corp	2,677
347	*	Cray, Inc	2,228
2,401		Cummins, Inc	110,110
545		Curtiss-Wright Corp	17,069
400	*	Cymer, Inc	15,352
5,234		Deere & Co	283,107
21,258	*	Dell, Inc	305,265
772		Diebold, Inc	21,963
944		Donaldson Co, Inc	40,158
2,200		Dover Corp	91,542
994	*	Dresser-Rand Group, Inc	31,420
352	*	Dril-Quip, Inc	19,881
24,880	*	EMC Corp	434,654
9,322		Emerson Electric Co	397,117
1,000	*	Emulex Corp	10,900
583	*	Ener1, Inc	3,696
507	*	ENGlobal Corp	1,587
215	*	EnPro Industries, Inc	5,678
1,363	*	Entegris, Inc	7,197
1,016	*	Extreme Networks, Inc	2,916
191	*	Flanders Corp	852
413	*	Flow International Corp	1,272
686		Flowserve Corp	64,848
1,493	*	FMC Technologies, Inc	86,355
190	*	Fuel Tech, Inc	1,552
655		Gardner Denver, Inc	27,870
194		Gorman-Rupp Co	5,362
771		Graco, Inc	22,027
128		Graham Corp	2,650
140	*	Harbin Electric, Inc	2,876
29,594		Hewlett-Packard Co	1,524,387
60	*	Hurco Cos, Inc	888
939		IDEX Corp	29,250
289	*	Immersion Corp	1,321
745	*	Intermec, Inc	9,581
16,338		International Business Machines Corp	2,138,643
3,589		International Game Technology	67,366
278	*	Intevac, Inc	3,189
301	*	Isilon Systems, Inc	2,065
2,198		ITT Industries, Inc	109,329
2,356		Jabil Circuit, Inc	40,924
308		John Bean Technologies Corp	5,239
8,271		Johnson Controls, Inc	225,302
1,261		Joy Global, Inc	65,055
85	*	Kadant, Inc	1,357
428		Kaydon Corp	15,305
1,089		Kennametal, Inc	28,227
631	*	Kulicke & Soffa Industries, Inc	3,401
1,524	*	Lam Research Corp	59,756
560		Lennox International, Inc	21,862
1,041	*	Lexmark International, Inc (Class A)	27,045
136		Lindsay Manufacturing Co	5,420
200		Lufkin Industries, Inc	14,640

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,769		Manitowoc Co, Inc	$17,637
171		Met-Pro Corp	1,816
1,000	*	Micros Systems, Inc	31,030
218	*	Middleby Corp	10,686
500		Modine Manufacturing Co	5,920
66		Nacco Industries, Inc (Class A)	3,287
136	*	Natural Gas Services Group, Inc	2,564
572	*	Netezza Corp	5,548
400	*	Netgear, Inc	8,676
407		Nordson Corp	24,900
4,021		Northrop Grumman Corp	224,573
597	*	Oil States International, Inc	23,456
1,415		Pall Corp	51,223
2,021	*	Palm, Inc	20,291
2,732		Pitney Bowes, Inc	62,180
144	*	PMFG, Inc	2,334
4,724	*	Quantum Corp	13,841
301	*	Rackable Systems, Inc	2,110
4,879		Raytheon Co	251,366
262	*	RBC Bearings, Inc	6,374
113	*	Rimage Corp	1,959
659	*	Riverbed Technology, Inc	15,137
310		Robbins & Myers, Inc	7,291
219	*	Safeguard Scientifics, Inc	2,258
2,742	*	SanDisk Corp	79,491
200		Sauer-Danfoss, Inc	2,402
321	*	Scansource, Inc	8,571
774	*	Scientific Games Corp (Class A)	11,262
5,931		Seagate Technology, Inc	107,885
373	*	Sigma Designs, Inc	3,991
608		SPX Corp	33,258
100		Standex International Corp	2,009
329	*	STEC, Inc	5,376
258	*	Super Micro Computer, Inc	2,869
142	*	T-3 Energy Services, Inc	3,621
208	*	Tecumseh Products Co (Class A)	2,432
200		Tennant Co	5,238
2,098	*	Teradata Corp	65,940
1,277	*	Terex Corp	25,297
3,493		Textron, Inc	65,703
1,171		Timken Co	27,764
442		Toro Co	18,480
100		Twin Disc, Inc	1,044
283	*	Ultratech, Inc	4,205
1,562	*	Varian Medical Systems, Inc	73,180
876	*	VeriFone Holdings, Inc	14,349
390		Watsco, Inc	19,102
2,694	*	Western Digital Corp	118,940
728		Woodward Governor Co	18,761
762	*	Zebra Technologies Corp (Class A)	21,610

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	9,609,199

INSTRUMENTS AND RELATED PRODUCTS - 3.24%
247	*	Abaxis, Inc	6,311
400	*	Abiomed, Inc	3,496
419	*	Accuray, Inc	2,351
766	*	Affymetrix, Inc	4,473
4,140	*	Agilent Technologies, Inc	128,630
700	*	Align Technology, Inc	12,474
3,787		Allergan, Inc	238,618
346	*	Alphatec Holdings, Inc	1,848
848	*	American Medical Systems Holdings, Inc	16,358
157		American Science & Engineering, Inc	11,907
150		Analogic Corp	5,777
200	*	Anaren, Inc	3,010
275	*	Angiodynamics, Inc	4,422
166	*	Argon ST, Inc	3,606
18		Atrion Corp	2,803
554	*	ATS Medical, Inc	1,789
166		Badger Meter, Inc	6,610
1,232		Bard (C.R.), Inc	95,973

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

7,504		Baxter International, Inc	$440,334
877		Beckman Coulter, Inc	57,391
3,012		Becton Dickinson & Co	237,525
232	*	Bio-Rad Laboratories, Inc (Class A)	22,379
18,240	*	Boston Scientific Corp	164,160
201	*	Bovie Medical Corp	1,570
692	*	Bruker BioSciences Corp	8,346
146	*	Cantel Medical Corp	2,946
223	*	Cardiac Science Corp	497
291	*	CardioNet, Inc	1,729
2,135	*	CareFusion Corp	53,396
609	*	Cepheid, Inc	7,600
370	*	Clarient, Inc	981
271	*	Coherent, Inc	8,057
200		Cohu, Inc	2,790
450	*	Conmed Corp	10,260
546		Cooper Cos, Inc	20,814
158	*	Cutera, Inc	1,345
327	*	Cyberonics, Inc	6,684
85	*	Cynosure, Inc (Class A)	977
3,209		Danaher Corp	241,316
273	*	Delcath Systems, Inc	1,403
1,822		Dentsply International, Inc	64,080
567	*	Depomed, Inc	1,899
549	*	DexCom, Inc	4,436
269	*	Dionex Corp	19,871
82	*	DXP Enterprises, Inc	1,072
3,150		Eastman Kodak Co	13,293
208	*	Electro-Optical Sciences, Inc	2,155
536	*	Endologix, Inc	2,830
317		ESCO Technologies, Inc	11,364
333	*	Esterline Technologies Corp	13,576
801	*	ev3, Inc	10,685
78	*	Exactech, Inc	1,350
163	*	FARO Technologies, Inc	3,495
451	*	FEI Co	10,535
399	*	FGX International Holdings Ltd	7,816
1,836	*	Flir Systems, Inc	60,074
593	*	Formfactor, Inc	12,904
565	*	Fossil, Inc	18,961
1,434		Garmin Ltd	44,024
360	*	Haemonetics Corp	19,854
259	*	Hanger Orthopedic Group, Inc	3,582
302	*	Harvard Bioscience, Inc	1,078
153	*	Herley Industries, Inc	2,125
968		Hillenbrand, Inc	18,237
3,134	*	Hologic, Inc	45,443
154	*	ICU Medical, Inc	5,612
276	*	II-VI, Inc	8,777
1,594	*	Illumina, Inc	48,856
205	*	Insulet Corp	2,927
289	*	Integra LifeSciences Holdings Corp	10,629
467	*	Intuitive Surgical, Inc	141,650
316		Invacare Corp	7,881
900	*	ION Geophysical Corp	5,328
205	*	IRIS International, Inc	2,534
394	*	ISTA Pharmaceuticals, Inc	1,797
477	*	Itron, Inc	32,231
345	*	Ixia	2,567
66	*	Kensey Nash Corp	1,683
2,049		Kla-Tencor Corp	74,092
800	*	Kopin Corp	3,344
27	*	K-Tron International, Inc	2,936
172	*	KVH Industries, Inc	2,537
908	*	L-1 Identity Solutions, Inc	6,801
138	*	LaBarge, Inc	1,663
161	*	MAKO Surgical Corp	1,787
611	*	Masimo Corp	18,587
114	*	Measurement Specialties, Inc	1,146
147	*	Medical Action Industries, Inc	2,361
13,866		Medtronic, Inc	609,826
310	*	Merit Medical Systems, Inc	5,980

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

414	*	Mettler-Toledo International, Inc	$43,466
167	*	Micrus Endovascular Corp	2,507
681	*	Millipore Corp	49,270
352		Mine Safety Appliances Co	9,339
550	*	MKS Instruments, Inc	9,576
200		Movado Group, Inc	1,944
221		MTS Systems Corp	6,352
650		National Instruments Corp	19,143
316	*	Natus Medical, Inc	4,674
250	*	Neogen Corp	5,903
407	*	Newport Corp	3,740
440	*	NuVasive, Inc	14,071
222	*	NxStage Medical, Inc	1,854
181	*	Orthofix International NV	5,606
720	*	Orthovita, Inc	2,527
42	*	OYO Geospace Corp	1,801
200	*	Palomar Medical Technologies, Inc	2,016
1,408		PerkinElmer, Inc	28,991
910	*	Resmed, Inc	47,566
119	*	Rochester Medical Corp	1,324
1,711		Rockwell Automation, Inc	80,383
1,912		Rockwell Collins, Inc	105,848
176	*	Rockwell Medical Technologies, Inc	1,353
324	*	Rofin-Sinar Technologies, Inc	7,650
1,157		Roper Industries, Inc	60,592
351	*	Rudolph Technologies, Inc	2,359
182	*	Sirona Dental Systems, Inc	5,777
142	*	Somanetics Corp	2,492
207	*	SonoSite, Inc	4,891
330	*	Spectranetics Corp	2,297
4,316	*	St. Jude Medical, Inc	158,742
650	*	Star Scientific, Inc	455
300	*	Stereotaxis, Inc	1,179
774		STERIS Corp	21,649
4,206		Stryker Corp	211,855
376	*	Symmetry Medical, Inc	3,031
146	*	Synovis Life Technologies, Inc	1,885
498		Techne Corp	34,143
433	*	Teledyne Technologies, Inc	16,610
2,014	*	Teradyne, Inc	21,610
5,187	*	Thermo Electron Corp	247,367
682	*	Thoratec Corp	18,359
144	*	Trans1, Inc	569
1,441	*	Trimble Navigation Ltd	36,313
37		Utah Medical Products, Inc	1,085
379	*	Varian, Inc	19,534
200	*	Vascular Solutions, Inc	1,678
362	*	Veeco Instruments, Inc	11,960
200	*	Vital Images, Inc	2,538
842	*	Vivus, Inc	7,738
541	*	Volcano Corp	9,403
1,182	*	Waters Corp	73,237
456	*	Wright Medical Group, Inc	8,641
10,439		Xerox Corp	88,314
68		Young Innovations, Inc	1,685
2,631	*	Zimmer Holdings, Inc	155,518
255	*	Zoll Medical Corp	6,814
198	*	Zygo Corp	1,333

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	4,939,784

INSURANCE AGENTS, BROKERS AND SERVICE - 0.34%
3,488		AON Corp	133,730
1,302		Arthur J. Gallagher & Co	29,308
1,536		Brown & Brown, Inc	27,602
245	*	Crawford & Co (Class B)	965
4,722		Hartford Financial Services Group, Inc	109,834
212		Life Partners Holdings, Inc	4,492
6,518		Marsh & McLennan Cos, Inc	143,918
667	*	National Financial Partners Corp	5,396
1,205	*	Verisk Analytics, Inc	36,487

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

95		White Mountains Insurance Group Ltd	$31,603

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	523,335

INSURANCE CARRIERS - 3.28%
5,397		Aetna, Inc	171,085
5,792		Aflac, Inc	267,880
62	*	Alleghany Corp	17,112
599		Allied World Assurance Holdings Ltd	27,596
6,478		Allstate Corp	194,599
3,600	*	Ambac Financial Group, Inc	2,988
629		American Equity Investment Life Holding Co	4,680
1,036		American Financial Group, Inc	25,848
1,598	*	American International Group, Inc	47,908
185		American National Insurance Co	22,096
173		American Physicians Capital, Inc	5,245
75		American Physicians Service Group, Inc	1,730
118	*	American Safety Insurance Holdings Ltd	1,705
654	*	AMERIGROUP Corp	17,632
202	*	Amerisafe, Inc	3,630
398		Amtrust Financial Services, Inc	4,704
607	*	Arch Capital Group Ltd	43,431
374	*	Argo Group International Holdings Ltd	10,898
961		Aspen Insurance Holdings Ltd	24,457
1,422		Assurant, Inc	41,921
1,517		Assured Guaranty Ltd	33,010
1,691		Axis Capital Holdings Ltd	48,041
125		Baldwin & Lyons, Inc (Class B)	3,076
442	*	Catalyst Health Solutions, Inc	16,120
522	*	Centene Corp	11,051
4,370		Chubb Corp	214,917
3,324		Cigna Corp	117,237
1,745		Cincinnati Financial Corp	45,789
387	*	Citizens, Inc (Class A)	2,527
303	*	CNA Financial Corp	7,272
198	*	CNA Surety Corp	2,948
2,474	*	Conseco, Inc	12,370
476		Delphi Financial Group, Inc (Class A)	10,648
143		Donegal Group, Inc (Class A)	2,222
99		Eastern Insurance Holdings, Inc	853
60		EMC Insurance Group, Inc	1,291
620		Employers Holdings, Inc	9,511
597		Endurance Specialty Holdings Ltd	22,226
76	*	Enstar Group Ltd	5,550
363		Erie Indemnity Co (Class A)	14,164
813		Everest Re Group Ltd	69,658
155		FBL Financial Group, Inc (Class A)	2,871
2,808		Fidelity National Title Group, Inc (Class A)	37,796
180	*	First Acceptance Corp	351
1,122		First American Corp	37,149
136		First Mercury Financial Corp	1,865
472		Flagstone Reinsurance Holdings Ltd	5,164
210	*	Fpic Insurance Group, Inc	8,110
6,029	*	Genworth Financial, Inc (Class A)	68,429
327	*	Greenlight Capital Re Ltd (Class A)	7,707
600		Hanover Insurance Group, Inc	26,658
168		Harleysville Group, Inc	5,341
1,378		HCC Insurance Holdings, Inc	38,543
1,227	*	Health Net, Inc	28,577
627	*	Healthspring, Inc	11,041
467		Horace Mann Educators Corp	5,838
2,014	*	Humana, Inc	88,394
205		Infinity Property & Casualty Corp	8,331
77		Kansas City Life Insurance Co	2,291
2,240	*	Leucadia National Corp	53,290
3,641		Lincoln National Corp	90,588
4,032		Loews Corp	146,563
553		Maiden Holdings Ltd	4,048
116	*	Markel Corp	39,440
576		Max Re Capital Ltd	12,845
1,717	*	MBIA, Inc	6,834

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

694		Meadowbrook Insurance Group, Inc	$5,136
65		Mercer Insurance Group, Inc	1,181
303		Mercury General Corp	11,896
7,136		Metlife, Inc	252,258
478	*	Metropolitan Health Networks, Inc	951
1,766	*	MGIC Investment Corp	10,207
159	*	Molina Healthcare, Inc	3,636
1,041		Montpelier Re Holdings Ltd	18,030
173		National Interstate Corp	2,934
27		National Western Life Insurance Co (Class A)	4,688
149	*	Navigators Group, Inc	7,019
65		NYMAGIC, Inc	1,078
2,692		Old Republic International Corp	27,028
313		OneBeacon Insurance Group Ltd (Class A)	4,313
934		PartnerRe Ltd	69,732
2,511		Phoenix Cos, Inc	6,981
654		Platinum Underwriters Holdings Ltd	25,042
400	*	PMA Capital Corp (Class A)	2,520
973		PMI Group, Inc	2,452
200		Presidential Life Corp	1,830
499	*	Primus Guaranty Ltd	1,522
3,954		Principal Financial Group	95,054
400	*	ProAssurance Corp	21,484
8,466	*	Progressive Corp	152,303
1,036		Protective Life Corp	17,146
5,716		Prudential Financial, Inc	284,428
1,015		Radian Group, Inc	7,420
838		Reinsurance Group of America, Inc (Class A)	39,931
835		RenaissanceRe Holdings Ltd	44,380
224		RLI Corp	11,928
200		Safety Insurance Group, Inc	7,246
257	*	SeaBright Insurance Holdings, Inc	2,953
656		Selective Insurance Group, Inc	10,791
628		Stancorp Financial Group, Inc	25,133
200		State Auto Financial Corp	3,700
200		Stewart Information Services Corp	2,256
1,044		Torchmark Corp	45,884
503		Tower Group, Inc	11,775
334		Transatlantic Holdings, Inc	17,405
6,751		Travelers Cos, Inc	336,605
246	*	Triple-S Management Corp (Class B)	4,330
515	*	United America Indemnity Ltd (Class A)	4,079
234		United Fire & Casualty Co	4,266
14,735		UnitedHealth Group, Inc	449,122
500		Unitrin, Inc	11,025
417	*	Universal American Financial Corp	4,879
3,998		UnumProvident Corp	78,041
1,109		Validus Holdings Ltd	29,876
1,629		W.R. Berkley Corp	40,139
481	*	WellCare Health Plans, Inc	17,682
5,654	*	WellPoint, Inc	329,572
15		Wesco Financial Corp	5,145
4,131		XL Capital Ltd (Class A)	75,721
448		Zenith National Insurance Corp	13,332

		TOTAL INSURANCE CARRIERS	4,991,155

JUSTICE, PUBLIC ORDER AND SAFETY - 0.03%
160	*	China Fire & Security Group, Inc	2,165
1,411	*	Corrections Corp of America	34,639
620	*	Geo Group, Inc	13,566

		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY	50,370

LEATHER AND LEATHER PRODUCTS - 0.14%
3,833		Coach, Inc	140,019
1,770	*	CROCS, Inc	10,178
349	*	Genesco, Inc	9,584
973	*	Iconix Brand Group, Inc	12,308

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

187	*	Steven Madden Ltd	$7,712
558	*	Timberland Co (Class A)	10,005
60		Weyco Group, Inc	1,418
600		Wolverine World Wide, Inc	16,332

		TOTAL LEATHER AND LEATHER PRODUCTS	207,556

LEGAL SERVICES - 0.02%
621	*	FTI Consulting, Inc	29,287
154	*	Pre-Paid Legal Services, Inc	6,326

		TOTAL LEGAL SERVICES	35,613

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.01%
358	*	Emergency Medical Services Corp (Class A)	19,386

		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	19,386

LUMBER AND WOOD PRODUCTS - 0.02%
125		American Woodmark Corp	2,460
127		Deltic Timber Corp	5,865
2,427	*	Louisiana-Pacific Corp	16,940
100		Skyline Corp	1,840
233		Universal Forest Products, Inc	8,577

		TOTAL LUMBER AND WOOD PRODUCTS	35,682

METAL MINING - 0.62%
594	*	Allied Nevada Gold Corp	8,958
1,584		Cleveland-Cliffs, Inc	73,006
1,061	*	Coeur d’Alene Mines Corp	19,162
5,071	*	Freeport-McMoRan Copper & Gold, Inc (Class B)	407,150
2,842	*	Hecla Mining Co	17,564
5,915		Newmont Mining Corp	279,838
801	*	Paramount Gold and Silver Corp	1,161
911	*	Patriot Coal Corp	14,084
607	*	Rosetta Resources, Inc	12,098
446		Royal Gold, Inc	21,007
690	*	ShengdaTech, Inc	4,230
2,136		Southern Copper Corp	70,295
656	*	Stillwater Mining Co	6,219
2,750	*	Uranerz Energy Corp	3,575
4,522	*	US Gold Corp	11,215

		TOTAL METAL MINING	949,562

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.14%
213		Armstrong World Industries, Inc	8,292
75		Blyth, Inc	2,529
806		Callaway Golf Co	6,077
423		Daktronics, Inc	3,896
1,469		Hasbro, Inc	47,096
498	*	Intrepid Potash, Inc	14,527
311	*	Jakks Pacific, Inc	3,769
1,061		Jarden Corp	32,796
256	*	Leapfrog Enterprises, Inc	1,001
4,278		Mattel, Inc	85,474
63		Oil-Dri Corp of America	977
191	*	RC2 Corp	2,817
646	*	Shuffle Master, Inc	5,323
100	*	Steinway Musical Instruments, Inc	1,591

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	216,165

MISCELLANEOUS RETAIL - 1.57%
198	*	1-800-FLOWERS.COM, Inc (Class A)	525
241	*	Allion Healthcare, Inc	1,581
4,057	*	Amazon.com, Inc	545,748
409		Barnes & Noble, Inc	7,800

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

334		Big 5 Sporting Goods Corp	$5,738
158	*	Blue Nile, Inc	10,006
792	*	Borders Group, Inc	935
200	*	Build-A-Bear Workshop, Inc	978
535	*	Cabela’s, Inc	7,629
400		Cash America International, Inc	13,984
700	*	CKX, Inc	3,689
657	*	Coldwater Creek, Inc	2,930
18,034		CVS Corp	580,876
1,038	*	Dick’s Sporting Goods, Inc	25,815
1,067	*	Dollar Tree, Inc	51,536
969	*	Drugstore.Com	2,994
545	*	Ezcorp, Inc (Class A)	9,379
307	*	Fuqi International, Inc	5,511
171	*	Gaiam, Inc (Class A)	1,315
324	*	GSI Commerce, Inc	8,226
373	*	Hibbett Sports, Inc	8,202
475	*	HSN, Inc	9,590
317	*	Jo-Ann Stores, Inc	11,488
145	*	Kirkland’s, Inc	2,519
593	*	Marvel Entertainment, Inc	32,069
497		MSC Industrial Direct Co (Class A)	23,359
473		Nutri/System, Inc	14,743
3,305	*	Office Depot, Inc	21,317
1,219	*	OfficeMax, Inc	15,469
176	*	Overstock.com, Inc	2,387
1,486		Petsmart, Inc	39,661
538	*	Priceline.com, Inc	117,553
145		Pricesmart, Inc	2,964
7,015	*	Rite Aid Corp	10,593
254	*	Shutterfly, Inc	4,524
1,056		Signet Jewelers Ltd	28,216
192	*	Stamps.com, Inc	1,728
8,825		Staples, Inc	217,007
220		Systemax, Inc	3,456
1,496		Tiffany & Co	64,328
12,295		Walgreen Co	451,472
724		World Fuel Services Corp	19,396
490	*	Zale Corp	1,333
155	*	Zumiez, Inc	1,972

		TOTAL MISCELLANEOUS RETAIL	2,392,541

MOTION PICTURES - 0.72%
159	*	Ascent Media Corp (Series A)	4,059
424	*	Avid Technology, Inc	5,410
136	*	Carmike Cinemas, Inc	1,028
363		Cinemark Holdings, Inc	5,216
3,393	*	Discovery Communications, Inc (Class C)	89,983
876	*	DreamWorks Animation SKG, Inc (Class A)	34,996
1,285	*	Macrovision Solutions Corp	40,953
460		National CineMedia, Inc	7,622
28,260		News Corp (Class A)	386,880
912		Regal Entertainment Group (Class A)	13,169
114	*	Rentrak Corp	2,014
1,065		Scripps Networks Interactive (Class A)	44,198
14,832		Time Warner, Inc	432,205
1,772	*	tw telecom inc (Class A)	30,372

		TOTAL MOTION PICTURES	1,098,105

NONDEPOSITORY INSTITUTIONS - 0.75%
700		Advance America Cash Advance Centers, Inc	3,892
3,771	*	American Capital Ltd	9,201
12,581		American Express Co	509,783
1,135	*	AmeriCredit Corp	21,610
2,178		Apollo Investment Corp	20,756
1,181		Ares Capital Corp	14,703
400	*	Boise, Inc	2,124
5,607		Capital One Financial Corp	214,973
3,675		CapitalSource, Inc	14,590

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

8,107		Chimera Investment Corp	$31,455
218		CompuCredit Corp	726
103	*	Credit Acceptance Corp	4,336
6,401		Discover Financial Services	94,159
92	*	Doral Financial Corp	334
161	*	Encore Capital Group, Inc	2,801
274		Financial Federal Corp	7,535
250	*	First Cash Financial Services, Inc	5,548
641	*	First Marblehead Corp	1,365
252		Gladstone Investment Corp	1,149
2,290		GLG Partners, Inc	7,374
954	*	Heckmann Corp	4,760
426		Hercules Technology Growth Capital, Inc	4,426
276	*	Information Services Group, Inc	875
187		Kohlberg Capital Corp	853
1,154		Lender Processing Services, Inc	46,922
778	*	MCG Capital Corp	3,361
175		Medallion Financial Corp	1,430
289	*	Mercadolibre, Inc	14,990
200		Nelnet, Inc (Class A)	3,446
300		NGP Capital Resources Co	2,439
468	*	Ocwen Financial Corp	4,479
222		PennantPark Investment Corp	1,980
639	*	PHH Corp	10,294
5,641	*	SLM Corp	63,574
42		Student Loan Corp	1,956
330		TICC Capital Corp	1,997
63	*	Tree.com, Inc	576
90		Triangle Capital Corp	1,088
199	*	World Acceptance Corp	7,130

		TOTAL NONDEPOSITORY INSTITUTIONS	1,144,990

NONMETALLIC MINERALS, EXCEPT FUELS - 0.08%
292		AMCOL International Corp	8,299
404		Compass Minerals International, Inc	27,145
1,260	*	General Moly, Inc	2,621
1,507		Vulcan Materials Co	79,373

		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	117,438

OIL AND GAS EXTRACTION - 4.55%
6,153		Anadarko Petroleum Corp	384,069
4,156		Apache Corp	428,774
280		APCO Argentina, Inc	6,188
104	*	Approach Resources, Inc	803
463	*	Arena Resources, Inc	19,965
834		Atlas America, Inc	25,162
643	*	ATP Oil & Gas Corp	11,754
675	*	Atwood Oceanics, Inc	24,199
3,829		Baker Hughes, Inc	154,998
448	*	Basic Energy Services, Inc	3,987
487		Berry Petroleum Co (Class A)	14,196
463	*	Bill Barrett Corp	14,404
3,510		BJ Services Co	65,286
979	*	Boots & Coots, Inc	1,615
1,009	*	Brigham Exploration Co	13,672
610	*	Bronco Drilling Co, Inc	3,093
1,249		Cabot Oil & Gas Corp	54,444
630	*	Cal Dive International, Inc	4,763
2,896	*	Cameron International Corp	121,053
312	*	Carrizo Oil & Gas, Inc	8,265
599	*	Cheniere Energy, Inc	1,450
7,765		Chesapeake Energy Corp	200,958
1,008		Cimarex Energy Co	53,394
90	*	Clayton Williams Energy, Inc	3,154
473	*	CNX Gas Corp	13,963
703	*	Complete Production Services, Inc	9,139
599	*	Comstock Resources, Inc	24,301
880	*	Concho Resources, Inc	39,512
145	*	Contango Oil & Gas Co	6,816

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

340	*	Continental Resources, Inc	$14,583
80	*	Dawson Geophysical Co	1,849
3,577	*	Delta Petroleum Corp	3,720
3,041	*	Denbury Resources, Inc	45,007
5,441		Devon Energy Corp	399,913
893		Diamond Offshore Drilling, Inc	87,889
638	*	Encore Acquisition Co	30,637
1,293	*	Endeavour International Corp	1,396
404	*	Energy Recovery, Inc	2,780
3,092		EOG Resources, Inc	300,852
1,581		Equitable Resources, Inc	69,438
1,767		EXCO Resources, Inc	37,513
747	*	Exterran Holdings, Inc	16,023
1,348	*	Forest Oil Corp	29,993
386	*	FX Energy, Inc	1,100
310	*	Geokinetics, Inc	2,982
60	*	Georesources, Inc	820
1,315	*	Global Industries Ltd	9,376
267	*	GMX Resources, Inc	3,669
321	*	Goodrich Petroleum Corp	7,816
520	*	Gulfport Energy Corp	5,954
11,142		Halliburton Co	335,262
318	*	Harvest Natural Resources, Inc	1,682
1,183	*	Helix Energy Solutions Group, Inc	13,900
1,235		Helmerich & Payne, Inc	49,252
1,501	*	Hercules Offshore, Inc	7,175
13	*	Isramco, Inc	930
107		Kayne Anderson Energy Development Co	1,557
1,423	*	Key Energy Services, Inc	12,508
1,087	*	Mariner Energy, Inc	12,620
974	*	McMoRan Exploration Co	7,811
3,362	*	Nabors Industries Ltd	73,594
5,199		National Oilwell Varco, Inc	229,224
1,602	*	Newfield Exploration Co	77,264
1,000	*	Newpark Resources, Inc	4,230
2,144		Noble Energy, Inc	152,696
226	*	Northern Oil And Gas, Inc	2,676
10,037		Occidental Petroleum Corp	816,509
641	*	Oceaneering International, Inc	37,511
2,675	*	Oilsands Quest, Inc	3,076
85		Panhandle Oil and Gas, Inc (Class A)	2,202
1,200	*	Parker Drilling Co	5,940
1,800		Patterson-UTI Energy, Inc	27,630
551		Penn Virginia Corp	11,731
3,628	*	PetroHawk Energy Corp	87,036
165	*	Petroleum Development Corp	3,005
435	*	Petroquest Energy, Inc	2,667
568	*	Pioneer Drilling Co	4,487
1,522		Pioneer Natural Resources Co	73,315
1,680	*	Plains Exploration & Production Co	46,469
2,036	*	Pride International, Inc	64,969
1,420	*	Quicksilver Resources, Inc	21,314
1,890		Range Resources Corp	94,217
856	*	Rex Energy Corp	10,272
1,317		Rowan Cos, Inc	29,817
337		RPC, Inc	3,505
14,806		Schlumberger Ltd	963,722
251	*	SEACOR Holdings, Inc	19,139
135	*	Seahawk Drilling, Inc	3,043
3,052		Smith International, Inc	82,923
4,290	*	Southwestern Energy Co	206,778
754		St. Mary Land & Exploration Co	25,817
703	*	Stone Energy Corp	12,689
1,233	*	Sulphco, Inc	826
943	*	Superior Energy Services	22,905
174	*	Superior Well Services, Inc	2,481
327	*	Swift Energy Co	7,835
787	*	Syntroleum Corp	2,093
810	*	Tetra Technologies, Inc	8,975
617		Tidewater, Inc	29,585
248		Toreador Resources Corp	2,455
300	*	Union Drilling, Inc	1,875
520	*	Unit Corp	22,100

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

621		Vaalco Energy, Inc	$2,826
231	*	Venoco, Inc	3,012
414		W&T Offshore, Inc	4,844
580	*	Warren Resources, Inc	1,421
634	*	Whiting Petroleum Corp	45,299
442	*	Willbros Group, Inc	7,457
7,195		XTO Energy, Inc	334,783
176	*	Zion Oil & Gas, Inc	1,258

		TOTAL OIL AND GAS EXTRACTION	6,930,881

PAPER AND ALLIED PRODUCTS - 0.51%
1,429		Bemis Co	42,370
600	*	Buckeye Technologies, Inc	5,856
676	*	Cenveo, Inc	5,915
460	*	Domtar Corporation	25,489
553		Glatfelter	6,719
1,659	*	Graphic Packaging Holding Co	5,757
378		Greif, Inc (Class A)	20,404
5,413		International Paper Co	144,960
257	*	Kapstone Paper and Packaging Corp	2,531
5,142		Kimberly-Clark Corp	327,596
1,977		MeadWestvaco Corp	56,602
162		Neenah Paper, Inc	2,260
56	*	Orchids Paper Products Co	1,121
1,183		Packaging Corp of America	27,221
462		Rock-Tenn Co (Class A)	23,289
185		Schweitzer-Mauduit International, Inc	13,015
1,203		Sonoco Products Co	35,188
1,260		Temple-Inland, Inc	26,599
784		Wausau Paper Corp	9,094

		TOTAL PAPER AND ALLIED PRODUCTS	781,986

PERSONAL SERVICES - 0.15%
1,502		Cintas Corp	39,127
364	*	Coinstar, Inc	10,112
58		CPI Corp	712
387		G & K Services, Inc (Class A)	9,725
4,422		H&R Block, Inc	100,026
300		Jackson Hewitt Tax Service, Inc	1,320
140	*	Mac-Gray Corp	1,442
542		Regis Corp	8,439
1,125	*	Sally Beauty Holdings, Inc	8,606
2,964		Service Corp International	24,275
185	*	Steiner Leisure Ltd	7,356
155		Unifirst Corp	7,457
448		Weight Watchers International, Inc	13,064

		TOTAL PERSONAL SERVICES	231,661

PETROLEUM AND COAL PRODUCTS - 5.20%
142		Alon USA Energy, Inc	971
895		Ashland, Inc	35,460
24,727		Chevron Corp	1,903,732
18,339		ConocoPhillips	936,573
220	*	CVR Energy, Inc	1,509
69		Delek US Holdings, Inc	470
60,200	d	Exxon Mobil Corp	4,105,037
1,200		Frontier Oil Corp	14,448
2,720	*	Gran Tierra Energy, Inc	15,586
647	*	Green Plains Renewable Energy, Inc	9,621
760	*	Headwaters, Inc	4,955
3,606		Hess Corp	218,163
524		Holly Corp	13,430
8,775		Marathon Oil Corp	273,956
2,396		Murphy Oil Corp	129,863
116		Quaker Chemical Corp	2,394
1,504	*	SandRidge Energy, Inc	14,183
1,429		Sunoco, Inc	37,297
1,671		Tesoro Corp	22,642

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

7,087		Valero Energy Corp	$118,707
652		Walter Industries, Inc	49,102
174		WD-40 Co	5,631
283	*	Western Refining, Inc	1,333

		TOTAL PETROLEUM AND COAL PRODUCTS	7,915,063

PIPELINES, EXCEPT NATURAL GAS - 0.11%
8,079		Spectra Energy Corp	165,700

		TOTAL PIPELINES, EXCEPT NATURAL GAS	165,700

PRIMARY METAL INDUSTRIES - 0.68%
1,349		AK Steel Holding Corp	28,801
12,151		Alcoa, Inc	195,874
1,183		Allegheny Technologies, Inc	52,963
565		Belden CDT, Inc	12,385
300	*	Brush Engineered Materials, Inc	5,562
574		Carpenter Technology Corp	15,469
742	*	Century Aluminum Co	12,013
1,194	*	CommScope, Inc	31,677
255		Encore Wire Corp	5,373
161	*	Fushi Copperweld, Inc	1,629
640	*	General Cable Corp	18,829
388	*	General Steel Holdings, Inc	1,711
336		Gibraltar Industries, Inc	5,285
128		Haynes International, Inc	4,220
716	*	Horsehead Holding Corp	9,129
682		Hubbell, Inc (Class B)	32,259
367		Matthews International Corp (Class A)	13,003
802	*	Metalico, Inc	3,946
447		Mueller Industries, Inc	11,103
96	*	Northwest Pipe Co	2,579
3,789		Nucor Corp	176,757
89		Olympic Steel, Inc	2,900
1,732		Precision Castparts Corp	191,126
240	*	RTI International Metals, Inc	6,041
246		Schnitzer Steel Industries, Inc (Class A)	11,734
2,595		Steel Dynamics, Inc	45,983
100	*	Sutor Technology Group Ltd	266
298		Texas Industries, Inc	10,427
973		Titanium Metals Corp	12,182
314		Tredegar Corp	4,967
1,738		United States Steel Corp	95,799
72	*	Universal Stainless & Alloy	1,358
2,101	*	Uranium Energy Corp	7,942
735		Worthington Industries, Inc	9,606

		TOTAL PRIMARY METAL INDUSTRIES	1,040,898

PRINTING AND PUBLISHING - 0.32%
684	*	ACCO Brands Corp	4,980
600		American Greetings Corp (Class A)	13,074
946		Belo (A.H.) Corp (Class A)	5,146
310		Bowne & Co, Inc	2,071
333	*	China Information Security Technology, Inc	2,051
100	*	Consolidated Graphics, Inc	3,502
73		Courier Corp	1,040
46		CSS Industries, Inc	894
365	*	Dolan Media Co	3,727
653		Dun & Bradstreet Corp	55,093
269		Ennis, Inc	4,517
354	*	EW Scripps Co (Class A)	2,464
2,605		Gannett Co, Inc	38,684
700		Harte-Hanks, Inc	7,546
501		John Wiley & Sons, Inc (Class A)	20,982
474		Journal Communications, Inc (Class A)	1,844
239	*	Martha Stewart Living Omnimedia, Inc (Class A)	1,181
3,798		McGraw-Hill Cos, Inc	127,270
426		Meredith Corp	13,142
1,209	*	MSCI, Inc (Class A)	38,446

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

105		Multi-Color Corp	$1,282
1,565		New York Times Co (Class A)	19,343
100	*	Playboy Enterprises, Inc (Class B)	320
485		Primedia, Inc	1,751
2,448		R.R. Donnelley & Sons Co	54,517
100		Schawk, Inc (Class A)	1,360
312		Scholastic Corp	9,307
235		Standard Register Co	1,199
554	*	Valassis Communications, Inc	10,116
76		Washington Post Co (Class B)	33,410

		TOTAL PRINTING AND PUBLISHING	480,259

RAILROAD TRANSPORTATION - 0.82%
3,263		Burlington Northern Santa Fe Corp	321,797
4,865		CSX Corp	235,904
369	*	Genesee & Wyoming, Inc (Class A)	12,044
1,158	*	Kansas City Southern Industries, Inc	38,550
4,551		Norfolk Southern Corp	238,563
6,247		Union Pacific Corp	399,184

		TOTAL RAILROAD TRANSPORTATION	1,246,042

REAL ESTATE - 0.10%
2,690	*	CB Richard Ellis Group, Inc (Class A)	36,504
316	*	China Housing & Land Development, Inc	1,305
59		Consolidated-Tomoka Land Co	2,061
390		DuPont Fabros Technology, Inc	7,016
1,322	*	Forest City Enterprises, Inc (Class A)	15,573
498	*	Forestar Real Estate Group, Inc	10,946
538		Jones Lang LaSalle, Inc	32,496
297	*	LoopNet, Inc	2,952
214	*	Reading International, Inc	867
1,116	*	St. Joe Co	32,241
1,142		Stewart Enterprises, Inc (Class A)	5,881

		TOTAL REAL ESTATE	147,842

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.16%
353		A. Schulman, Inc	7,124
78	*	AEP Industries, Inc	2,986
700		Cooper Tire & Rubber Co	14,035
158	*	Deckers Outdoor Corp	16,072
2,887	*	Goodyear Tire & Rubber Co	40,707
652	*	Metabolix, Inc	7,218
3,303		Newell Rubbermaid, Inc	49,578
1,913		Sealed Air Corp	41,818
377	*	Skechers U.S.A., Inc (Class A)	11,088
267		Spartech Corp	2,739
512		Titan International, Inc	4,152
122	*	Trex Co, Inc	2,391
737		Tupperware Corp	34,322
397		West Pharmaceutical Services, Inc	15,562

		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	249,792

SECURITY AND COMMODITY BROKERS - 2.37%
3,076		Ameriprise Financial, Inc	119,410
341	*	Artio Global Investors, Inc	8,692
392		BlackRock, Inc	91,022
426	*	Broadpoint Securities Group, Inc	1,900
1,693		Broadridge Financial Solutions, Inc	38,194
200		Calamos Asset Management, Inc (Class A)	2,306
11,796		Charles Schwab Corp	222,000
829		CME Group, Inc	278,502
207		Cohen & Steers, Inc	4,728
22		Diamond Hill Investment Group, Inc	1,413
198		Duff & Phelps Corp	3,615
19,421	*	E*Trade Financial Corp	33,987
1,406		Eaton Vance Corp	42,756

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

160		Epoch Holding Corp	$1,672
95		Evercore Partners, Inc (Class A)	2,888
300	*	FBR Capital Markets Corp	1,854
1,065		Federated Investors, Inc (Class B)	29,288
236		Fifth Street Finance Corp	2,535
1,868		Franklin Resources, Inc	196,794
69		GAMCO Investors, Inc (Class A)	3,332
704		GFI Group, Inc	3,217
6,208		Goldman Sachs Group, Inc	1,048,158
255		Greenhill & Co, Inc	20,461
441	*	Interactive Brokers Group, Inc (Class A)	7,815
884	*	IntercontinentalExchange, Inc	99,273
76	*	International Assets Holding Corp	1,105
5,225		Invesco Ltd	122,735
524	*	Investment Technology Group, Inc	10,323
2,452		Janus Capital Group, Inc	32,979
1,431	*	Jefferies Group, Inc	33,958
173		JMP Group, Inc	1,682
422	*	KBW, Inc	11,546
1,234	*	Knight Capital Group, Inc (Class A)	19,004
600	*	LaBranche & Co, Inc	1,704
935		Lazard Ltd (Class A)	35,502
1,997		Legg Mason, Inc	60,230
383		MarketAxess Holdings, Inc	5,324
1,354	*	MF Global Ltd	9,410
16,777		Morgan Stanley	496,598
235	*	Morningstar, Inc	11,360
1,637	*	Nasdaq Stock Market, Inc	32,445
3,159		NYSE Euronext	79,923
116		Oppenheimer Holdings, Inc	3,854
480		optionsXpress Holdings, Inc	7,416
300	*	Penson Worldwide, Inc	2,718
236	*	Piper Jaffray Cos	11,944
90	*	Pzena Investment Management, Inc (Class A)	733
1,150		Raymond James Financial, Inc	27,336
209		Sanders Morris Harris Group, Inc	1,150
1,583		SEI Investments Co	27,734
330	*	Stifel Financial Corp	19,549
289		SWS Group, Inc	3,497
3,134		T Rowe Price Group, Inc	166,886
3,297	*	TD Ameritrade Holding Corp	63,896
1		Teton Advisors, Inc	16
200	*	Thomas Weisel Partners Group, Inc	756
126		US Global Investors, Inc (Class A)	1,551
1,037		Waddell & Reed Financial, Inc (Class A)	31,670
61		Westwood Holdings Group, Inc	2,217

		TOTAL SECURITY AND COMMODITY BROKERS	3,604,563

SOCIAL SERVICES - 0.00%**
236	*	Capital Senior Living Corp	1,185
97	*	Providence Service Corp	1,533
319	*	Res-Care, Inc	3,572

		TOTAL SOCIAL SERVICES	6,290

SPECIAL TRADE CONTRACTORS - 0.08%
100		Alico, Inc	2,846
337	*	AsiaInfo Holdings, Inc	10,268
281		Chemed Corp	13,480
409		Comfort Systems USA, Inc	5,047
596	*	Dycom Industries, Inc	4,786
772	*	EMCOR Group, Inc	20,767
466	*	Insituform Technologies, Inc (Class A)	10,588
167	*	Integrated Electrical Services, Inc	977
220	*	Layne Christensen Co	6,316
2,337	*	Quanta Services, Inc	48,702

		TOTAL SPECIAL TRADE CONTRACTORS	123,777

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

STONE, CLAY, AND GLASS PRODUCTS - 0.39%
311		Apogee Enterprises, Inc	$4,354
440	*	Cabot Microelectronics Corp	14,502
290		CARBO Ceramics, Inc	19,769
19,291		Corning, Inc	372,510
582		Eagle Materials, Inc	15,161
1,606		Gentex Corp	28,667
529		Martin Marietta Materials, Inc	47,298
978	*	Owens Corning, Inc	25,076
2,030	*	Owens-Illinois, Inc	66,726
363	*	US Concrete, Inc	330
505	*	USG Corp	7,095

		TOTAL STONE, CLAY, AND GLASS PRODUCTS	601,488

TEXTILE MILL PRODUCTS - 0.03%
301		Albany International Corp (Class A)	6,760
597		Interface, Inc (Class A)	4,961
664	*	Mohawk Industries, Inc	31,607
200		Oxford Industries, Inc	4,136

		TOTAL TEXTILE MILL PRODUCTS	47,464

TOBACCO PRODUCTS - 1.27%
25,494		Altria Group, Inc	500,447
1,783		Fortune Brands, Inc	77,026
2,110		Lorillard, Inc	169,285
24,205		Philip Morris International, Inc	1,166,439
302		Universal Corp	13,774
467		Vector Group Ltd	6,538

		TOTAL TOBACCO PRODUCTS	1,933,509

TRANSPORTATION BY AIR - 0.51%
114	*	Air Methods Corp	3,833
3,725	*	Air Transport Services Group, Inc	9,834
1,455	*	Airtran Holdings, Inc	7,595
458	*	Alaska Air Group, Inc	15,828
191	*	Allegiant Travel Co	9,009
3,633	*	AMR Corp	28,083
211	*	Atlas Air Worldwide Holdings, Inc	7,860
353	*	Bristow Group, Inc	13,573
1,494	*	Continental Airlines, Inc (Class B)	26,772
371		Copa Holdings S.A. (Class A)	20,208
9,302	*	Delta Air Lines, Inc	105,858
3,858		FedEx Corp	321,951
1,000	*	Hawaiian Holdings, Inc	7,000
3,532	*	JetBlue Airways Corp	19,249
149	*	PHI, Inc	3,084
1,011	*	Republic Airways Holdings, Inc	7,471
692		Skywest, Inc	11,709
9,226		Southwest Airlines Co	105,453
2,440	*	UAL Corp	31,500
2,946	*	US Airways Group, Inc	14,259

		TOTAL TRANSPORTATION BY AIR	770,129

TRANSPORTATION EQUIPMENT - 2.30%
263		A.O. Smith Corp	11,412
468	*	AAR Corp	10,755
168	*	Aerovironment, Inc	4,885
1,199		American Axle & Manufacturing Holdings, Inc	9,616
90		American Railcar Industries, Inc	992
234	*	Amerigon, Inc (Class A)	1,858
1,270		ArvinMeritor, Inc	14,199
237	*	ATC Technology Corp	5,652
990	*	Autoliv, Inc	42,926
1,148	*	BE Aerospace, Inc	26,978
8,990		Boeing Co	486,628

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,481		Brunswick Corp	$18,824
615		Clarcor, Inc	19,951
211	*	Cogo Group, Inc	1,555
1,862	*	Dana Holding Corp	20,184
133	*	Dorman Products, Inc	2,083
121		Ducommun, Inc	2,264
261	*	Federal Mogul Corp (Class A)	4,515
520		Federal Signal Corp	3,130
1,774	*	Force Protection, Inc	9,243
38,822	*	Ford Motor Co	388,219
227		Freightcar America, Inc	4,501
140	*	Fuel Systems Solutions, Inc	5,774
575	*	GenCorp, Inc	4,025
4,294		General Dynamics Corp	292,722
1,925		Genuine Parts Co	73,073
1,495		Goodrich Corp	96,054
110		Greenbrier Cos, Inc	1,142
300		Group 1 Automotive, Inc	8,505
2,895		Harley-Davidson, Inc	72,954
969		Harsco Corp	31,231
278		Heico Corp	12,324
9,231		Honeywell International, Inc	361,854
380		Kaman Corp	8,774
101	*	LMI Aerospace, Inc	1,343
3,951		Lockheed Martin Corp	297,708
115	*	Miller Industries, Inc	1,305
744	*	Navistar International Corp	28,756
706	*	Orbital Sciences Corp	10,774
1,078		Oshkosh Truck Corp	39,918
4,523		Paccar, Inc	164,049
433		Polaris Industries, Inc	18,892
355		Spartan Motors, Inc	1,999
1,229	*	Spirit Aerosystems Holdings, Inc (Class A)	24,408
188	*	Standard Motor Products, Inc	1,602
280		Superior Industries International, Inc	4,284
897	*	Tenneco, Inc	15,904
400		Thor Industries, Inc	12,560
67	*	Todd Shipyards Corp	1,123
480		TransDigm Group, Inc	22,795
964		Trinity Industries, Inc	16,812
229		Triumph Group, Inc	11,049
569	*	TRW Automotive Holdings Corp	13,588
10,360		United Technologies Corp	719,087
577		Westinghouse Air Brake Technologies Corp	23,565
353	*	Winnebago Industries, Inc	4,307
321	*	Wonder Auto Technology, Inc	3,775

		TOTAL TRANSPORTATION EQUIPMENT	3,498,405

TRANSPORTATION SERVICES - 0.18%
184		Ambassadors Group, Inc	2,445
2,035		CH Robinson Worldwide, Inc	119,515
121	*	Dynamex, Inc	2,190
2,563		Expeditors International Washington, Inc	89,013
538		GATX Corp	15,468
500	*	Hub Group, Inc (Class A)	13,415
474	*	Interval Leisure Group, Inc	5,911
830	*	Orbitz Worldwide, Inc	6,092
1,810		Pacer International, Inc	5,720
124	*	Universal Travel Group	1,257
1,203		UTI Worldwide, Inc	17,227

		TOTAL TRANSPORTATION SERVICES	278,253

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

TRUCKING AND WAREHOUSING - 0.41%
300		Arkansas Best Corp	$8,829
250	*	Celadon Group, Inc	2,713
560		Con-way, Inc	19,550
348		Forward Air Corp	8,717
666		Heartland Express, Inc	10,170
1,049		J.B. Hunt Transport Services, Inc	33,851
624		Landstar System, Inc	24,192
160	*	Marten Transport Ltd	2,872
331	*	Old Dominion Freight Line	10,162
16	*	Patriot Transportation Holding, Inc	1,511
133	*	Saia, Inc	1,971
8,569		United Parcel Service, Inc (Class B)	491,603
68		Universal Truckload Services, Inc	1,231
90	*	USA Truck, Inc	1,127
511		Werner Enterprises, Inc	10,113
1,692	*	YRC Worldwide, Inc	1,421

		TOTAL TRUCKING AND WAREHOUSING	630,033

WATER TRANSPORTATION - 0.25%
464		Alexander & Baldwin, Inc	15,883
168	*	American Commercial Lines, Inc	3,079
5,419	*	Carnival Corp	171,729
449		DHT Maritime, Inc	1,652
930	*	Eagle Bulk Shipping, Inc	4,604
623		Frontline Ltd	17,020
344		Genco Shipping & Trading Ltd	7,699
570		General Maritime Corp	3,984
383		Golar LNG Ltd	4,910
449	*	Gulfmark Offshore, Inc	12,711
369		Horizon Lines, Inc (Class A)	2,055
483	*	Hornbeck Offshore Services, Inc	11,244
64		International Shipholding Corp	1,988
624	*	Kirby Corp	21,734
185		Knightsbridge Tankers Ltd	2,453
509		Nordic American Tanker Shipping	15,270
438	*	Odyssey Marine Exploration, Inc	618
283		Overseas Shipholding Group, Inc	12,438
1,568	*	Royal Caribbean Cruises Ltd	39,639
482		Ship Finance International Ltd	6,570
160	*	TBS International Ltd (Class A)	1,176
480		Teekay Corp	11,141
140		Teekay Tankers Ltd (Class A)	1,194
833	*	Ultrapetrol Bahamas Ltd	3,965

		TOTAL WATER TRANSPORTATION	374,756

WHOLESALE TRADE-DURABLE GOODS - 0.37%
400		Agilysys, Inc	3,640
508		Applied Industrial Technologies, Inc	11,212
1,424	*	Arrow Electronics, Inc	42,165
565		Barnes Group, Inc	9,549
543	*	Beacon Roofing Supply, Inc	8,688
1,424		BorgWarner, Inc	47,304
200		Castle (A.M.) & Co	2,738
128	*	Chindex International, Inc	1,809
342	*	Conceptus, Inc	6,416
229	*	DemandTec, Inc	2,008
400	*	Digi International, Inc	3,648
290	*	Drew Industries, Inc	5,989
71		Eastern Co	954
340	*	Emdeon, Inc	5,185
191	*	Hansen Medical, Inc	579
186		Houston Wire & Cable Co	2,213
2,153	*	Ingram Micro, Inc (Class A)	37,570
718	*	Insight Enterprises, Inc	8,200

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

392	*	Interline Brands, Inc	$6,770
691		Knight Transportation, Inc	13,329
45		Lawson Products, Inc	794
1,689	*	LKQ Corp	33,088
486	*	MedAssets, Inc	10,308
314	*	Merge Healthcare, Inc	1,055
131	*	MWI Veterinary Supply, Inc	4,939
503		Owens & Minor, Inc	21,594
1,289	*	Patterson Cos, Inc	36,066
614		PEP Boys - Manny Moe & Jack	5,194
567		Pool Corp	10,818
731	*	PSS World Medical, Inc	16,499
737		Reliance Steel & Aluminum Co	31,853
839		Solera Holdings, Inc	30,212
614	*	Talecris Biotherapeutics Holdings Corp	13,674
616	*	Tech Data Corp	28,743
82	*	Titan Machinery, Inc	946
466	*	TomoTherapy, Inc	1,817
432	*	Tyler Technologies, Inc	8,601
743		W.W. Grainger, Inc	71,944
704	*	WESCO International, Inc	19,015
178	*	West Marine, Inc	1,435

		TOTAL WHOLESALE TRADE-DURABLE GOODS	568,561

WHOLESALE TRADE-NONDURABLE GOODS - 0.60%
282		Aceto Corp	1,452
943		Airgas, Inc	44,887
1,200	*	Akorn, Inc	2,148
1,062	*	Alliance One International, Inc	5,183
756		Allscripts Healthcare Solutions, Inc	15,294
207		Andersons, Inc	5,345
805	*	Bare Escentuals, Inc	9,845
496	*	BioScrip, Inc	4,147
299	*	BMP Sunstone Corp	1,701
1,207		Brown-Forman Corp (Class B)	64,659
4,480		Cardinal Health, Inc	144,434
703	*	Central European Distribution Corp	19,972
141	*	Clearwater Paper Corp	7,751
108	*	Core-Mark Holding Co, Inc	3,560
2,171	*	Dean Foods Co	39,165
1,415	*	Endo Pharmaceuticals Holdings, Inc	29,022
476	*	Fresh Del Monte Produce, Inc	10,520
429	*	Green Mountain Coffee Roasters, Inc	34,951
490	*	Hain Celestial Group, Inc	8,335
1,121	*	Henry Schein, Inc	58,965
744		Herbalife Ltd	30,184
100		Kenneth Cole Productions, Inc (Class A)	965
330		K-Swiss, Inc (Class A)	3,280
161	*	LSB Industries, Inc	2,270
593		Men’s Wearhouse, Inc	12,489
286		Myers Industries, Inc	2,603
180		Nash Finch Co	6,676
559		Nu Skin Enterprises, Inc (Class A)	15,020
300	*	Perry Ellis International, Inc	4,518
241	*	School Specialty, Inc	5,637
217		Spartan Stores, Inc	3,101
114	*	Synutra International, Inc	1,540
7,430		Sysco Corp	207,593
1,234		Terra Industries, Inc	39,722
432	*	Tractor Supply Co	22,879
518	*	United Natural Foods, Inc	13,851
306	*	United Stationers, Inc	17,396
100		Valhi, Inc	1,397
225	*	Volcom, Inc	3,767

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

260		Zep, Inc	$4,503
203	*	Zhongpin, Inc	3,169

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	913,896

		TOTAL COMMON STOCKS (Cost $152,687,794)	150,438,483

RIGHTS / WARRANTS - 0.00%**
BUILDING MATERIALS AND GARDEN SUPPLIES - 0.00%**
1,411		Builders FirstSource, Inc	345

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	345

COMMUNICATIONS - 0.00%**
765		Clearwire Corp	306

		TOTAL COMMUNICATIONS	306

		TOTAL RIGHTS / WARRANTS (Cost $0)	651

		TOTAL PORTFOLIO - 98.77% (Cost $152,687,794)	150,439,134
		OTHER ASSETS AND LIABILITIES, NET - 1.23%	1,874,700

		NET ASSETS - 100.00%	$152,313,834

*	Non-income producing

**	Percentage represents less than 0.01%

d	All or a portion of these securities has been segregated by the custodian to cover margin or other requirements on open futures contracts in the amount of $160,485.

m	Indicates a security that has been deemed illiquid.

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

TIAA-CREF LIFE FUNDS

SOCIAL CHOICE EQUITY FUND

SCHEDULE OF INVESTMENTS

December 31, 2009

SHARES		COMPANY	VALUE
COMMON STOCKS - 99.47%
AGRICULTURAL SERVICES - 0.02%
303	*	VCA Antech, Inc	$7,551

		TOTAL AGRICULTURAL SERVICES	7,551

AMUSEMENT AND RECREATION SERVICES - 1.03%
200	*	Electronic Arts, Inc	3,550
9,814		Walt Disney Co	316,502

		TOTAL AMUSEMENT AND RECREATION SERVICES	320,052

APPAREL AND ACCESSORY STORES - 0.70%
600		American Eagle Outfitters, Inc	10,188
89	*	AnnTaylor Stores Corp	1,214
100	*	Charming Shoppes, Inc	647
400	*	Chico’s FAS, Inc	5,620
400		Foot Locker, Inc	4,456
3,091		Gap, Inc	64,756
1,207	*	Kohl’s Corp	65,094
1,800		Limited Brands, Inc	34,632
800		Nordstrom, Inc	30,064

		TOTAL APPAREL AND ACCESSORY STORES	216,671

APPAREL AND OTHER TEXTILE PRODUCTS - 0.73%
300	*	Liz Claiborne, Inc	1,689
2,848		Nike, Inc (Class B)	188,167
200		Phillips-Van Heusen Corp	8,136
100		Polo Ralph Lauren Corp (Class A)	8,098
279		VF Corp	20,434

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	226,524

AUTO REPAIR, SERVICES AND PARKING - 0.05%
544	*	Hertz Global Holdings, Inc	6,484
68		Ryder System, Inc	2,800
162	*	Wright Express Corp	5,161

		TOTAL AUTO REPAIR, SERVICES AND PARKING	14,445

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.15%
200	*	Autozone, Inc	31,614
456	*	Carmax, Inc	11,058
77	*	Copart, Inc	2,821

		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	45,493

BUILDING MATERIALS AND GARDEN SUPPLIES - 1.20%
115		Fastenal Co	4,789
8,469		Home Depot, Inc	245,008
5,174		Lowe’s Cos, Inc	121,020

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	370,817

BUSINESS SERVICES - 7.70%
1,393	*	3Com Corp	10,448
301	*	3D Systems Corp	3,401
2,043	*	Adobe Systems, Inc	75,142
330		Aircastle Ltd	3,251
463	*	Akamai Technologies, Inc	11,728
249	*	Alliance Data Systems Corp	16,083
1,116	*	Art Technology Group, Inc	5,033

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

694	*	Autodesk, Inc	$17,635
4,526		Automatic Data Processing, Inc	193,803
61	*	Blackboard, Inc	2,769
200	*	Blue Coat Systems, Inc	5,708
404	*	BPZ Energy, Inc	3,838
190	*	Ciber, Inc	656
460	*	Cogent, Inc	4,779
593	*	Compuware Corp	4,287
514	*	COMSYS IT Partners, Inc	4,569
100	*	CSG Systems International, Inc	1,909
160		Deluxe Corp	2,366
327	*	DivX, Inc	1,844
419	*	DST Systems, Inc	18,247
647		Earthlink, Inc	5,377
4,205	*	eBay, Inc	98,986
868	*	Expedia, Inc	22,316
169		Fair Isaac Corp	3,601
405		Fidelity National Information Services, Inc	9,493
853	*	Google, Inc (Class A)	528,843
850		IMS Health, Inc	17,901
584	*	Informatica Corp	15,102
1,885		Innovative Solutions & Support, Inc	8,652
73		Interactive Data Corp	1,847
400	*	Internap Network Services Corp	1,880
369	*	Iron Mountain, Inc	8,398
305		Jack Henry & Associates, Inc	7,052
300	*	Lamar Advertising Co (Class A)	9,327
626	*	Lawson Software, Inc	4,163
242	*	Lionbridge Technologies	557
205	*	Liquidity Services, Inc	2,064
498	*	Magma Design Automation, Inc	1,150
170		Manpower, Inc	9,279
249		Marchex, Inc (Class B)	1,265
271	*	Mentor Graphics Corp	2,393
25,876		Microsoft Corp	788,958
214	*	ModusLink Global Solutions, Inc	2,014
2,745	*	MoneyGram International, Inc	7,906
544	*	Monster Worldwide, Inc	9,466
531	*	Network Equipment Technologies, Inc	2,151
1,258		NIC, Inc	11,498
1,918	*	Novell, Inc	7,960
2,298		Omnicom Group, Inc	89,967
268	*	PDF Solutions, Inc	1,032
975	*	Radisys Corp	9,311
819	*	RealNetworks, Inc	3,038
645	*	Red Hat, Inc	19,931
600		Robert Half International, Inc	16,038
452	*	S1 Corp	2,947
375	*	Salesforce.com, Inc	27,664
500	*	Sapient Corp	4,135
196	*	Smith Micro Software, Inc	1,791
363	*	SonicWALL, Inc	2,762
3,229	*	Sun Microsystems, Inc	30,256
173	*	Sybase, Inc	7,508
4,019	*	Symantec Corp	71,900
1,069	*	TIBCO Software, Inc	10,294
480	*	TNS, Inc	12,331
1,353		Total System Services, Inc	23,366
146	*	Ultimate Software Group, Inc	4,288
249		United Online, Inc	1,790
273	*	Vasco Data Security International	1,712
3,600	*	Yahoo!, Inc	60,408

		TOTAL BUSINESS SERVICES	2,379,564

CHEMICALS AND ALLIED PRODUCTS - 12.45%
2,260		Abbott Laboratories	122,017
2,059		Air Products & Chemicals, Inc	166,903
200	*	Alexion Pharmaceuticals, Inc	9,764
795	*	Alexza Pharmaceuticals, Inc	1,908
100	*	Alkermes, Inc	941
4,928	*	Amgen, Inc	278,777

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

101	*	Auxilium Pharmaceuticals, Inc	$3,028
1,036		Avery Dennison Corp	37,804
1,281		Avon Products, Inc	40,352
631	*	Biodel, Inc	2,739
1,616	*	Biogen Idec, Inc	86,456
400	*	BioMarin Pharmaceuticals, Inc	7,524
442	*	BioMimetic Therapeutics, Inc	5,273
10,211		Bristol-Myers Squibb Co	257,828
255	*	Calgon Carbon Corp	3,545
166	*	Caraco Pharmaceutical Laboratories Ltd	1,003
61		Church & Dwight Co, Inc	3,687
403		Clorox Co	24,583
2,899		Colgate-Palmolive Co	238,153
175	*	Cypress Bioscience, Inc	1,008
504	*	Dendreon Corp	13,245
2,211	*	Durect Corp	5,461
2,011		Ecolab, Inc	89,650
1,342	*	Genzyme Corp	65,771
300	*	Geron Corp	1,665
4,844	*	Gilead Sciences, Inc	209,648
540		H.B. Fuller Co	12,285
500	*	Human Genome Sciences, Inc	15,300
240	*	Idexx Laboratories, Inc	12,826
182		Innophos Holdings, Inc	4,184
341	*	Inverness Medical Innovations, Inc	14,155
200	*	Invitrogen Corp	10,446
5,234	*	Javelin Pharmaceuticals, Inc	6,804
9,452		Johnson & Johnson	608,802
342		Lubrizol Corp	24,949
12,926		Merck & Co, Inc	472,316
156		Minerals Technologies, Inc	8,497
30	*	Molecular Insight Pharmaceuticals, Inc	68
300		Nalco Holding Co	7,653
238	*	Neurocrine Biosciences, Inc	647
200	*	OraSure Technologies, Inc	1,016
200		PDL BioPharma, Inc	1,372
552		Perrigo Co	21,992
232	*	Pharmasset, Inc	4,802
193	*	PharMerica Corp	3,065
533	*	Pozen, Inc	3,193
2,539		Praxair, Inc	203,907
10,014		Procter & Gamble Co	607,148
227	*	Progenics Pharmaceuticals, Inc	1,008
500		RPM International, Inc	10,165
450	*	Salix Pharmaceuticals Ltd	11,430
233		Sensient Technologies Corp	6,128
510	*	SIGA Technologies, Inc	2,958
1,268		Sigma-Aldrich Corp	64,072
500	*	SuperGen, Inc	1,310
88	*	United Therapeutics Corp	4,633
134	*	USANA Health Sciences, Inc	4,275
300		Valspar Corp	8,142
200	*	Vertex Pharmaceuticals, Inc	8,570

		TOTAL CHEMICALS AND ALLIED PRODUCTS	3,846,851

COMMUNICATIONS - 4.46%
1,026		Alaska Communications Systems Group, Inc	8,187
1,936		CenturyTel, Inc	70,103
24	*	DG FastChannel, Inc	670
7,973	*	DIRECTV	265,899
200	*	Entercom Communications Corp (Class A)	1,414
2,364	*	Entravision Communications Corp (Class A)	8,038
100	*	Equinix, Inc	10,615
697	*	FiberTower Corp	2,913
100		Fisher Communications, Inc	1,625
6,831		Frontier Communications Corp	53,350
2,921		Gray Television, Inc	4,411

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

1,481	*	ICO Global Communications Holdings Ltd (Class A)	$1,599
769	*	Leap Wireless International, Inc	13,496
1,927	*	Liberty Global, Inc (Class A)	42,221
1,929	*	Liberty Media Corp - Capital (Series A)	46,065
365	*	Liberty Media Corp-Starz	16,845
3,274	*	Liberty Media Holding Corp (Interactive A)	35,490
1,349	*	Lin TV Corp (Class A)	6,017
487	*	Mediacom Communications Corp (Class A)	2,177
879	*	MetroPCS Communications, Inc	6,707
120	*	NeuStar, Inc (Class A)	2,765
661	*	NII Holdings, Inc (Class B)	22,196
110		NTELOS Holdings Corp	1,960
11,450		Qwest Communications International, Inc	48,205
15,671	*	Sprint Nextel Corp	57,356
718	*	SureWest Communications	7,151
388	*	Syniverse Holdings, Inc	6,782
186	*	Terremark Worldwide, Inc	1,272
2,445		Time Warner Cable, Inc	101,199
681	*	TiVo, Inc	6,933
10,550		Verizon Communications, Inc	349,521
4,164	*	Viacom, Inc (Class B)	123,795
4,713		Windstream Corp	51,796

		TOTAL COMMUNICATIONS	1,378,773

DEPOSITORY INSTITUTIONS - 4.71%
111		Bank of Hawaii Corp	5,224
5,554		Bank of New York Mellon Corp	155,345
1,442		BankAtlantic Bancorp Inc (Class A)	1,875
3,474		BB&T Corp	88,135
200		City National Corp	9,120
800		Comerica, Inc	23,656
4,636		Fifth Third Bancorp	45,201
933	*	First Horizon National Corp	12,499
2,096	*	Flagstar Bancorp, Inc	1,258
147		Fulton Financial Corp	1,282
1,233		Hudson City Bancorp, Inc	16,929
2,600		Keycorp	14,430
671		M&T Bank Corp	44,883
1,400		Marshall & Ilsley Corp	7,630
148		NewAlliance Bancshares, Inc	1,777
1,170		New York Community Bancorp, Inc	16,977
1,093		Northern Trust Corp	57,273
145		Old National Bancorp	1,802
189		People’s United Financial, Inc	3,156
2,321		PNC Financial Services Group, Inc	122,526
540		Popular, Inc	1,220
355		Provident Financial Services, Inc	3,781
4,160		Regions Financial Corp	22,006
2,386		State Street Corp	103,886
2,387		SunTrust Banks, Inc	48,432
148	*	SVB Financial Group	6,170
900		Synovus Financial Corp	1,845
8,529		US Bancorp	191,989
16,481		Wells Fargo & Co	444,823
100		Zions Bancorporation	1,283

		TOTAL DEPOSITORY INSTITUTIONS	1,456,413

EATING AND DRINKING PLACES - 1.37%
521	*	AFC Enterprises	4,251
793		Darden Restaurants, Inc	27,811
13	*	DineEquity, Inc	316
4,678		McDonald’s Corp	292,095
177	*	Sonic Corp	1,782
3,234	*	Starbucks Corp	74,576
660		Yum! Brands, Inc	23,080

		TOTAL EATING AND DRINKING PLACES	423,911

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

EDUCATIONAL SERVICES - 0.01%
43	*	ITT Educational Services, Inc	$4,126

		TOTAL EDUCATIONAL SERVICES	4,126

ELECTRIC, GAS, AND SANITARY SERVICES - 6.54%
3,718	*	AES Corp	49,487
1,096		AGL Resources, Inc	39,971
966		Alliant Energy Corp	29,231
827		Aqua America, Inc	14,481
1,100		Atmos Energy Corp	32,340
2,238		Avista Corp	48,318
947	*	Calpine Corp	10,417
1,667		Centerpoint Energy, Inc	24,188
242		Central Vermont Public Service Corp	5,034
121		CH Energy Group, Inc	5,145
1,962	*	Clean Energy Fuels Corp	30,234
2,665		Cleco Corp	72,834
3,253		Consolidated Edison, Inc	147,785
2,400		Crosstex Energy, Inc	14,520
1,553		Edison International	54,013
4,837		El Paso Corp	47,548
300		Energen Corp	14,040
2,312		FPL Group, Inc	122,120
2,649		Hawaiian Electric Industries, Inc	55,364
2,271		Idacorp, Inc	72,558
87		ITC Holdings Corp	4,532
222		Laclede Group, Inc	7,497
500		MGE Energy, Inc	17,870
1,971		National Fuel Gas Co	98,550
197		New Jersey Resources Corp	7,368
693		Nicor, Inc	29,175
5,139		NiSource, Inc	79,038
1,093		Northeast Utilities	28,188
162		Northwest Natural Gas Co	7,296
1,211	*	NRG Energy, Inc	28,592
992		NSTAR	36,506
2,900		NV Energy, Inc	35,902
3,814		OGE Energy Corp	140,699
5,566		Pepco Holdings, Inc	93,787
1,108		PG&E Corp	49,472
1,168		Piedmont Natural Gas Co, Inc	31,244
2,066		PPL Corp	66,752
1,867		Public Service Enterprise Group, Inc	62,078
1,901		Questar Corp	79,025
1,829		Resource America, Inc (Class A)	7,389
1,174		Sempra Energy	65,721
211		SJW Corp	4,762
500		South Jersey Industries, Inc	19,090
155		Southwest Gas Corp	4,422
400		UGI Corp	9,676
200		UIL Holdings Corp	5,616
587		WGL Holdings, Inc	19,688
4,478		Williams Cos, Inc	94,396

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	2,023,959

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 5.56%
2,047	*	Adaptec, Inc	6,857
277	*	Advanced Energy Industries, Inc	4,177
1,782	*	Advanced Micro Devices, Inc	17,250
1,706		Ametek, Inc	65,237
281	*	Avnet, Inc	8,475
161		Baldor Electric Co	4,522
147	*	Benchmark Electronics, Inc	2,780
20,753	*	Cisco Systems, Inc	496,828
297	*	Conexant Systems, Inc	689
308	*	Cree, Inc	17,362
145	*	Dolby Laboratories, Inc (Class A)	6,921
506		Eaton Corp	32,192
81	*	Energy Conversion Devices, Inc	856

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

532	*	Finisar Corp	$4,745
321	*	First Solar, Inc	43,463
312	*	FuelCell Energy, Inc	1,173
377	*	GrafTech International Ltd	5,862
85	*	Greatbatch, Inc	1,635
100		Harman International Industries, Inc	3,528
582	*	Harmonic, Inc	3,684
530	*	Hutchinson Technology, Inc	5,438
21,550		Intel Corp	439,620
169	*	InterDigital, Inc	4,485
77		Lincoln Electric Holdings, Inc	4,116
538	*	Loral Space & Communications, Inc	17,006
2,267	*	LSI Logic Corp	13,625
2,856	*	Micron Technology, Inc	30,159
10,710		Motorola, Inc	83,110
1,151	*	NetApp, Inc	39,583
1,509	*	ON Semiconductor Corp	13,294
645	*	Oplink Communications, Inc	10,572
293		Plantronics, Inc	7,612
357	*	Polycom, Inc	8,914
200	*	Power-One, Inc	870
621	*	Powerwave Technologies, Inc	782
441	*	QLogic Corp	8,322
586	*	Quantum Fuel Systems Technologies Worldwide, Inc	650
706	*	RF Micro Devices, Inc	3,368
760	*	Silicon Storage Technology, Inc	1,946
12,111	*	Sirius XM Radio, Inc	7,267
487	*	Skyworks Solutions, Inc	6,911
168	*	Sunpower Corp (Class A)	3,978
40		Sycamore Networks, Inc	836
1,169	*	Symmetricom, Inc	6,079
141	*	Synaptics, Inc	4,322
221	*	Tekelec	3,377
288		Teleflex, Inc	15,520
1,300	*	Tellabs, Inc	7,384
7,497		Texas Instruments, Inc	195,372
338	*	Thomas & Betts Corp	12,097
944	*	Triquint Semiconductor, Inc	5,664
184	*	TTM Technologies, Inc	2,122
100		Whirlpool Corp	8,066
800		Xilinx, Inc	20,048

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	1,720,751

ENGINEERING AND MANAGEMENT SERVICES - 0.97%
4,100		Accenture plc	170,151
200	*	Amylin Pharmaceuticals, Inc	2,838
200	*	Ariad Pharmaceuticals, Inc	456
200	*	Celera Corp	1,382
42		Corporate Executive Board Co	958
321	*	Hewitt Associates, Inc (Class A)	13,565
767	*	Incyte Corp	6,987
435	*	Isis Pharmaceuticals, Inc	4,829
139	*	Navigant Consulting, Inc	2,066
1,744		Paychex, Inc	53,436
211	*	Regeneron Pharmaceuticals, Inc	5,102
22,419	*	Rentech, Inc	27,575
100	*	Symyx Technologies, Inc	550
318	*	Tetra Tech, Inc	8,640

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	298,535

FABRICATED METAL PRODUCTS - 0.93%
140		Aptargroup, Inc	5,004
720		Commercial Metals Co	11,268
258		Dynamic Materials Corp	5,173
100		Gulf Island Fabrication, Inc	2,103
4,371		Illinois Tool Works, Inc	209,763
1,590	*	NCI Building Systems, Inc	2,878

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

200		Pentair, Inc	$6,460
150		Quanex Building Products Corp	2,546
147		Snap-On, Inc	6,212
600		Stanley Works	30,906
71		Valmont Industries, Inc	5,570

		TOTAL FABRICATED METAL PRODUCTS	287,883

FOOD AND KINDRED PRODUCTS - 3.77%
1,861		Campbell Soup Co	62,902
20		Coca-Cola Enterprises, Inc	424
2,543		General Mills, Inc	180,070
2,010		H.J. Heinz Co	85,948
80	*	Hansen Natural Corp	3,072
1,029		Hershey Co	36,828
164		J.M. Smucker Co	10,127
2,828		Kellogg Co	150,450
7,819		Kraft Foods, Inc (Class A)	212,520
51		Lancaster Colony Corp	2,535
146		McCormick & Co, Inc	5,275
6,328		PepsiCo, Inc	384,741
11	*	Ralcorp Holdings, Inc	657
2,399		Sara Lee Corp	29,220
76		Tootsie Roll Industries, Inc	2,081

		TOTAL FOOD AND KINDRED PRODUCTS	1,166,850

FOOD STORES - 0.24%
51	*	Great Atlantic & Pacific Tea Co, Inc	601
1,270		Kroger Co	26,073
1,832		Safeway, Inc	39,004
260	*	Whole Foods Market, Inc	7,137

		TOTAL FOOD STORES	72,815

FORESTRY - 0.15%
1,088		Weyerhaeuser Co	46,936

		TOTAL FORESTRY	46,936

FURNITURE AND FIXTURES - 0.22%
68		Herman Miller, Inc	1,087
470		Hill-Rom Holdings, Inc	11,275
128		HNI Corp	3,537
200	*	Kinetic Concepts, Inc	7,530
700		Leggett & Platt, Inc	14,280
2,240		Masco Corp	30,934

		TOTAL FURNITURE AND FIXTURES	68,643

FURNITURE AND HOME FURNISHINGS STORES - 0.29%
1,005	*	Bed Bath & Beyond, Inc	38,823
1,050		Best Buy Co, Inc	41,433
199	*	GameStop Corp (Class A)	4,366
200		RadioShack Corp	3,900
100		Williams-Sonoma, Inc	2,078

		TOTAL FURNITURE AND HOME FURNISHINGS STORES	90,600

GENERAL BUILDING CONTRACTORS - 0.04%
400		Lennar Corp (Class A)	5,108
169	*	M/I Homes, Inc	1,756

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

390	*	Pulte Homes, Inc	$3,900
300	*	Standard-Pacific Corp	1,122

		TOTAL GENERAL BUILDING CONTRACTORS	11,886

GENERAL MERCHANDISE STORES - 1.66%
3,152		Costco Wholesale Corp	186,504
940		JC Penney Co, Inc	25,013
800		Macy’s, Inc	13,408
4,306		Target Corp	208,281
2,210		TJX Companies, Inc	80,776

		TOTAL GENERAL MERCHANDISE STORES	513,982

HEALTH SERVICES - 0.54%
55	*	Amsurg Corp	1,211
112	*	Corvel Corp	3,756
201	*	Edwards Lifesciences Corp	17,457
791	*	Five Star Quality Care, Inc	2,745
161	*	Healthways, Inc	2,953
669	*	Laboratory Corp of America Holdings	50,068
421	*	LCA-Vision, Inc	2,156
337	*	LifePoint Hospitals, Inc	10,956
1,668	*	Nektar Therapeutics	15,546
162	*	Nighthawk Radiology Holdings, Inc	734
964		Quest Diagnostics, Inc	58,205

		TOTAL HEALTH SERVICES	165,787

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.03%
301	*	LB Foster Co (Class A)	8,973
159	*	Matrix Service Co	1,693

		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	10,666

HOLDING AND OTHER INVESTMENT OFFICES - 1.68%
2,944		Annaly Mortgage Management, Inc	51,078
800		Anworth Mortgage Asset Corp	5,600
1,347	*	Ashford Hospitality Trust, Inc	6,250
389		Boston Properties, Inc	26,090
441		Capstead Mortgage Corp	6,020
1,159		Duke Realty Corp	14,105
1,938		Equity Residential	65,466
55		First Industrial Realty Trust, Inc	288
930		HCP, Inc	28,402
213		Health Care REIT, Inc	9,440
1,480		Hersha Hospitality Trust	4,647
2,583		Host Marriott Corp	30,144
700		HRPT Properties Trust	4,529
800	*	iStar Financial, Inc	2,048
1,200		Kimco Realty Corp	16,236
300		Liberty Property Trust	9,603
255		MFA Mortgage Investments, Inc	1,874
78		Mid-America Apartment Communities, Inc	3,766
1,865		NorthStar Realty Finance Corp	6,397
1,000		Prologis	13,690
1,307		Public Storage, Inc	106,455
213		RAIT Investment Trust	279
78		Regency Centers Corp	2,735
176		UDR, Inc	2,893
2,062		Virgin Media, Inc	34,703
655		Vornado Realty Trust	45,811
300		WABCO Holdings, Inc	7,737
733		Weingarten Realty Investors	14,506

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	520,792

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

HOTELS AND OTHER LODGING PLACES - 0.28%
600		Choice Hotels International, Inc	$18,996
500	*	Gaylord Entertainment Co	9,875
1,201	*	Great Wolf Resorts, Inc	2,846
1,200	*	Lodgian, Inc	1,788
200		Marcus Corp	2,564
1,252		Marriott International, Inc (Class A)	34,118
448		Starwood Hotels & Resorts Worldwide, Inc	16,383

		TOTAL HOTELS AND OTHER LODGING PLACES	86,570

INDUSTRIAL MACHINERY AND EQUIPMENT - 8.36%
3,690		3M Co	305,052
400	*	AGCO Corp	12,936
3,736	*	Allis-Chalmers Energy, Inc	14,085
6,644		Applied Materials, Inc	92,617
90	*	Astec Industries, Inc	2,425
699	*	Axcelis Technologies, Inc	986
400		Black & Decker Corp	25,932
200		Briggs & Stratton Corp	3,742
2,450		Caterpillar, Inc	139,626
1,082	*	Cray, Inc	6,946
1,279		Cummins, Inc	58,655
2,666		Deere & Co	144,204
8,135	*	Dell, Inc	116,819
66		Donaldson Co, Inc	2,808
100	*	Dril-Quip, Inc	5,648
5,478		Emerson Electric Co	233,363
241	*	Entegris, Inc	1,272
82	*	Flotek Industries, Inc	110
600	*	FMC Technologies, Inc	34,704
421		Graco, Inc	12,028
9,165		Hewlett-Packard Co	472,089
772	*	Immersion Corp	3,528
4,531		International Business Machines Corp	593,107
124	*	Intevac, Inc	1,422
129		John Bean Technologies Corp	2,194
4,107		Johnson Controls, Inc	111,875
364	*	Lam Research Corp	14,272
300	*	Lexmark International, Inc (Class A)	7,794
55		Lufkin Industries, Inc	4,026
516		Manitowoc Co, Inc	5,145
292		Modine Manufacturing Co	3,457
400		Nordson Corp	24,472
89	*	Oil States International, Inc	3,497
300		Pall Corp	10,860
2,748	*	Quantum Corp	8,052
2,812		Seagate Technology, Inc	51,150
210	*	Sigma Designs, Inc	2,247
406	*	STEC, Inc	6,634
132	*	Tecumseh Products Co (Class A)	1,543
716		Tennant Co	18,752
170	*	Ultratech, Inc	2,526
400	*	Varian Medical Systems, Inc	18,740

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	2,581,340

INSTRUMENTS AND RELATED PRODUCTS - 4.70%
100	*	Affymetrix, Inc	584
1,539	*	Agilent Technologies, Inc	47,817
1,416		Allergan, Inc	89,222
3,788		Baxter International, Inc	222,280
432		Beckman Coulter, Inc	28,270
1,976		Becton Dickinson & Co	155,827
200	*	Bruker BioSciences Corp	2,412
191	*	Cardiac Science Corp	426
365	*	Cepheid, Inc	4,555
2,310		Danaher Corp	173,712
750		Dentsply International, Inc	26,378
396	*	Flir Systems, Inc	12,957
601		Garmin Ltd	18,451

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

470		Hillenbrand, Inc	$8,855
788	*	Hologic, Inc	11,426
182	*	Illumina, Inc	5,578
139	*	Intuitive Surgical, Inc	42,161
564	*	ION Geophysical Corp	3,339
361	*	Ixia	2,686
598	*	LTX-Credence Corp	1,064
6,150		Medtronic, Inc	270,478
236	*	Millipore Corp	17,075
200		Movado Group, Inc	1,944
278		Rockwell Automation, Inc	13,060
178		Roper Industries, Inc	9,322
1,603	*	St. Jude Medical, Inc	58,958
268		STERIS Corp	7,496
70		Techne Corp	4,799
1,505	*	Thermo Electron Corp	71,773
260	*	Trimble Navigation Ltd	6,552
636	*	Vivus, Inc	5,845
300	*	Waters Corp	18,588
4,409		Xerox Corp	37,300
1,233	*	Zimmer Holdings, Inc	72,883

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	1,454,073

INSURANCE AGENTS, BROKERS AND SERVICE - 0.38%
1,760		AON Corp	67,478
1,121	*	Crawford & Co (Class B)	4,417
1,987		Hartford Financial Services Group, Inc	46,218

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	118,113

INSURANCE CARRIERS - 4.24%
2,471		Aetna, Inc	78,331
3,406		Aflac, Inc	157,528
5	*	Alleghany Corp	1,380
49		American Physicians Capital, Inc	1,486
120	*	Arch Capital Group Ltd	8,586
853		Aspen Insurance Holdings Ltd	21,709
613		Assurant, Inc	18,071
69	*	Catalyst Health Solutions, Inc	2,516
263	*	Centene Corp	5,568
3,266		Chubb Corp	160,622
2,634		Cincinnati Financial Corp	69,116
332		Endurance Specialty Holdings Ltd	12,360
202		Erie Indemnity Co (Class A)	7,882
1,970	*	Genworth Financial, Inc (Class A)	22,360
150		Hanover Insurance Group, Inc	6,665
737	*	Humana, Inc	32,347
2,014		Lincoln National Corp	50,108
30	*	Markel Corp	10,200
177	*	Molina Healthcare, Inc	4,048
765		Montpelier Re Holdings Ltd	13,250
468		Phoenix Cos, Inc	1,301
347		Platinum Underwriters Holdings Ltd	13,287
200		PMI Group, Inc	504
1,800		Principal Financial Group	43,272
5,079	*	Progressive Corp	91,371
300		Protective Life Corp	4,965
220		Radian Group, Inc	1,608
36		Stancorp Financial Group, Inc	1,441
4,120		Travelers Cos, Inc	205,422
1,457		UnumProvident Corp	28,441
700		W.R. Berkley Corp	17,248
3,413	*	WellPoint, Inc	198,943
1,041		XL Capital Ltd (Class A)	19,082

		TOTAL INSURANCE CARRIERS	1,311,018

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

LEATHER AND LEATHER PRODUCTS - 0.15%
1,184		Coach, Inc	$43,251
115		Weyco Group, Inc	2,719

		TOTAL LEATHER AND LEATHER PRODUCTS	45,970

LEGAL SERVICES - 0.01%
95	*	FTI Consulting, Inc	4,480

		TOTAL LEGAL SERVICES	4,480

METAL MINING - 0.15%
974		Royal Gold, Inc	45,875

		TOTAL METAL MINING	45,875

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.27%
318		Armstrong World Industries, Inc	12,380
200		Callaway Golf Co	1,508
3,440		Mattel, Inc	68,731

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	82,619

MISCELLANEOUS RETAIL - 2.18%
1,275	*	Amazon.com, Inc	171,513
5,906		CVS Corp	190,233
41	*	Dollar Tree, Inc	1,980
188	*	GSI Commerce, Inc	4,773
790	*	Hibbett Sports, Inc	17,372
248	*	HSN, Inc	5,007
700	*	Office Depot, Inc	4,515
200		Petsmart, Inc	5,338
88	*	Priceline.com, Inc	19,228
2,896		Staples, Inc	71,213
300		Tiffany & Co	12,900
4,606		Walgreen Co	169,132

		TOTAL MISCELLANEOUS RETAIL	673,204

MOTION PICTURES - 0.28%
97	*	Avid Technology, Inc	1,238
559	*	Discovery Communications, Inc (Class A)	17,144
423	*	Discovery Communications, Inc (Class C)	11,218
306	*	DreamWorks Animation SKG, Inc (Class A)	12,225
200		Regal Entertainment Group (Class A)	2,888
845		Scripps Networks Interactive (Class A)	35,067
361	*	tw telecom inc (Class A)	6,188

		TOTAL MOTION PICTURES	85,968

NONDEPOSITORY INSTITUTIONS - 1.29%
5,740		American Express Co	232,585
756	*	AmeriCredit Corp	14,394
2,329		Capital One Financial Corp	89,294
500		CapitalSource, Inc	1,985
2,202		Discover Financial Services	32,391
319		Federal Agricultural Mortgage Corp (Class C)	2,236
1,662		Medallion Financial Corp	13,579
2,590	*	NewStar Financial, Inc	10,153
105	*	World Acceptance Corp	3,762

		TOTAL NONDEPOSITORY INSTITUTIONS	400,379

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

NONMETALLIC MINERALS, EXCEPT FUELS - 0.22%
900		AMCOL International Corp	$25,578
68		Compass Minerals International, Inc	4,569
723		Vulcan Materials Co	38,080

		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	68,227

OIL AND GAS EXTRACTION - 6.78%
2,407		Apache Corp	248,330
378		Atlas America, Inc	11,404
122	*	ATP Oil & Gas Corp	2,230
400		Berry Petroleum Co (Class A)	11,660
120	*	Boots & Coots, Inc	198
200	*	Bronco Drilling Co, Inc	1,014
700		Cabot Oil & Gas Corp	30,513
1,029	*	Callon Petroleum Co	1,544
850	*	Cameron International Corp	35,530
4,076		Chesapeake Energy Corp	105,487
615		Cimarex Energy Co	32,577
225	*	Complete Production Services, Inc	2,925
325	*	Contango Oil & Gas Co	15,278
112	*	Dawson Geophysical Co	2,588
2,575	*	Denbury Resources, Inc	38,110
2,988		Devon Energy Corp	219,618
1,100		Diamond Offshore Drilling, Inc	108,262
300	*	Encore Acquisition Co	14,406
1,638		EOG Resources, Inc	159,377
2,213		Equitable Resources, Inc	97,195
124		EXCO Resources, Inc	2,633
49	*	Exterran Holdings, Inc	1,051
249	*	Geokinetics, Inc	2,395
591	*	Geomet, Inc	863
900	*	Global Industries Ltd	6,417
92	*	GMX Resources, Inc	1,264
369	*	Goodrich Petroleum Corp	8,985
1,008		Helmerich & Payne, Inc	40,199
2,560	*	Meridian Resource Corp	666
880	*	Nabors Industries Ltd	19,263
3,196		National Oilwell Varco, Inc	140,912
677	*	Newfield Exploration Co	32,652
1,798		Noble Energy, Inc	128,054
78	*	Oceaneering International, Inc	4,565
753	*	Parker Drilling Co	3,727
1,754	*	PetroHawk Energy Corp	42,078
200	*	Petroleum Development Corp	3,642
415	*	Petroquest Energy, Inc	2,544
697	*	Pioneer Drilling Co	5,506
1,009		Pioneer Natural Resources Co	48,604
1,100	*	Pride International, Inc	35,101
800	*	Quicksilver Resources, Inc	12,008
597		Range Resources Corp	29,760
1,050		Smith International, Inc	28,529
927	*	Southwestern Energy Co	44,681
500		St. Mary Land & Exploration Co	17,120
188	*	Stone Energy Corp	3,393
2,287	*	Sulphco, Inc	1,532
400	*	Swift Energy Co	9,584
650	*	Ultra Petroleum Corp	32,409
300	*	Unit Corp	12,750
374	*	Venoco, Inc	4,877
500		W&T Offshore, Inc	5,850
300	*	Whiting Petroleum Corp	21,435
4,290		XTO Energy, Inc	199,614

		TOTAL OIL AND GAS EXTRACTION	2,092,909

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

PAPER AND ALLIED PRODUCTS - 1.03%
551		Bemis Co	$16,337
150	*	Buckeye Technologies, Inc	1,464
103	*	Domtar Corporation	5,707
1,597		International Paper Co	42,768
2,545		Kimberly-Clark Corp	162,141
1,866		MeadWestvaco Corp	53,424
114		Rock-Tenn Co (Class A)	5,747
700		Sonoco Products Co	20,475
500		Temple-Inland, Inc	10,555

		TOTAL PAPER AND ALLIED PRODUCTS	318,618

PERSONAL SERVICES - 0.02%
232		Regis Corp	3,612
34		Unifirst Corp	1,636
40		Weight Watchers International, Inc	1,166

		TOTAL PERSONAL SERVICES	6,414

PETROLEUM AND COAL PRODUCTS - 1.10%
100		Ashland, Inc	3,962
2,750		Hess Corp	166,375
5,440		Marathon Oil Corp	169,837

		TOTAL PETROLEUM AND COAL PRODUCTS	340,174

PIPELINES, EXCEPT NATURAL GAS - 0.60%
9,075		Spectra Energy Corp	186,128

		TOTAL PIPELINES, EXCEPT NATURAL GAS	186,128

PRIMARY METAL INDUSTRIES - 1.08%
4,654		Alcoa, Inc	75,022
190		Allegheny Technologies, Inc	8,506
350		Gibraltar Industries, Inc	5,506
300		Hubbell, Inc (Class B)	14,190
1,850	*	Metalico, Inc	9,102
2,406		Nucor Corp	112,240
241		Olympic Steel, Inc	7,852
1,276		Steel Dynamics, Inc	22,611
500		Tredegar Corp	7,910
868		United States Steel Corp	47,844
1,705		Worthington Industries, Inc	22,284

		TOTAL PRIMARY METAL INDUSTRIES	333,067

PRINTING AND PUBLISHING - 0.49%
470		Dun & Bradstreet Corp	39,654
233	*	EW Scripps Co (Class A)	1,622
185		Harte-Hanks, Inc	1,994
83		John Wiley & Sons, Inc (Class A)	3,476
2,109		Journal Communications, Inc (Class A)	8,204
200		Meredith Corp	6,170
1,322		New York Times Co (Class A)	16,340
600		R.R. Donnelley & Sons Co	13,362
863		Standard Register Co	4,401
126		Washington Post Co (Class B)	55,390

		TOTAL PRINTING AND PUBLISHING	150,613

RAILROAD TRANSPORTATION - 1.13%
600		Burlington Northern Santa Fe Corp	59,172
2,543		CSX Corp	123,310
500	*	Kansas City Southern Industries, Inc	16,645

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

2,856		Norfolk Southern Corp	$149,712

		TOTAL RAILROAD TRANSPORTATION	348,839

REAL ESTATE - 0.03%
480	*	CB Richard Ellis Group, Inc (Class A)	6,513
166	*	Forestar Real Estate Group, Inc	3,649
100		Stewart Enterprises, Inc (Class A)	515

		TOTAL REAL ESTATE	10,677

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.05%
340		Sealed Air Corp	7,432
179		Tupperware Corp	8,336

		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	15,768

SECURITY AND COMMODITY BROKERS - 2.71%
722		Ameriprise Financial, Inc	28,028
531		BlackRock, Inc	123,299
683		Broadridge Financial Solutions, Inc	15,408
6,487		Charles Schwab Corp	122,085
335		CME Group, Inc	112,543
388		Duff & Phelps Corp	7,085
200		Eaton Vance Corp	6,082
363		Evercore Partners, Inc (Class A)	11,035
300		Federated Investors, Inc (Class B)	8,250
1,557		Franklin Resources, Inc	164,031
415	*	IntercontinentalExchange, Inc	46,605
2,274		Invesco Ltd	53,416
556		Legg Mason, Inc	16,769
542	*	Nasdaq Stock Market, Inc	10,742
1,436		NYSE Euronext	36,331
600		SEI Investments Co	10,512
1,200		T Rowe Price Group, Inc	63,900
259		US Global Investors, Inc (Class A)	3,188

		TOTAL SECURITY AND COMMODITY BROKERS	839,309

SOCIAL SERVICES - 0.01%
688	*	Capital Senior Living Corp	3,454

		TOTAL SOCIAL SERVICES	3,454

SPECIAL TRADE CONTRACTORS - 0.05%
75		Chemed Corp	3,598
80	*	Layne Christensen Co	2,297
518	*	Quanta Services, Inc	10,795

		TOTAL SPECIAL TRADE CONTRACTORS	16,690

STONE, CLAY, AND GLASS PRODUCTS - 0.45%
100		Apogee Enterprises, Inc	1,400
51	*	Cabot Microelectronics Corp	1,681
150		CARBO Ceramics, Inc	10,226
5,868		Corning, Inc	113,311
400		Gentex Corp	7,140
241	*	Owens Corning, Inc	6,179

		TOTAL STONE, CLAY, AND GLASS PRODUCTS	139,937

TEXTILE MILL PRODUCTS - 0.01%
200		Oxford Industries, Inc	4,136

		TOTAL TEXTILE MILL PRODUCTS	4,136

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

TRANSPORTATION BY AIR - 0.92%
2,987	*	Airtran Holdings, Inc	$15,592
700	*	Continental Airlines, Inc (Class B)	12,544
2,034	*	Delta Air Lines, Inc	23,147
581	*	ExpressJet Holdings, Inc	2,800
1,881		FedEx Corp	156,969
3,057	*	JetBlue Airways Corp	16,661
267		Skywest, Inc	4,518
4,679		Southwest Airlines Co	53,481

		TOTAL TRANSPORTATION BY AIR	285,712

TRANSPORTATION EQUIPMENT - 1.32%
200		American Axle & Manufacturing Holdings, Inc	1,604
400		ArvinMeritor, Inc	4,472
1,670	*	BE Aerospace, Inc	39,245
12,140	*	Ford Motor Co	121,399
64	*	Fuel Systems Solutions, Inc	2,639
1,830		Genuine Parts Co	69,467
1,360		Harley-Davidson, Inc	34,272
660		Harsco Corp	21,272
1,543		Paccar, Inc	55,965
1,353	*	Spirit Aerosystems Holdings, Inc (Class A)	26,871
339		Superior Industries International, Inc	5,187
800	*	Tenneco, Inc	14,184
300		Westinghouse Air Brake Technologies Corp	12,252

		TOTAL TRANSPORTATION EQUIPMENT	408,829

TRANSPORTATION SERVICES - 0.06%
150		CH Robinson Worldwide, Inc	8,810
139		Expeditors International Washington, Inc	4,827
248	*	Interval Leisure Group, Inc	3,093
404	*	Orbitz Worldwide, Inc	2,965

		TOTAL TRANSPORTATION SERVICES	19,695

TRUCKING AND WAREHOUSING - 0.70%
3,769		United Parcel Service, Inc (Class B)	216,228

		TOTAL TRUCKING AND WAREHOUSING	216,228

WATER TRANSPORTATION - 0.07%
116		Alexander & Baldwin, Inc	3,971
400	*	Gulfmark Offshore, Inc	11,324
300	*	Hornbeck Offshore Services, Inc	6,984

		TOTAL WATER TRANSPORTATION	22,279

WHOLESALE TRADE-DURABLE GOODS - 0.57%
932		Agilysys, Inc	8,481
800		Barnes Group, Inc	13,520
400		BorgWarner, Inc	13,288
400		Castle (A.M.) & Co	5,476
465	*	Chindex International, Inc	6,570
104	*	MWI Veterinary Supply, Inc	3,921
26		Owens & Minor, Inc	1,116
522	*	Patterson Cos, Inc	14,606
900		Reliance Steel & Aluminum Co	38,898
142	*	Tyler Technologies, Inc	2,827
679		W.W. Grainger, Inc	65,748
109	*	WESCO International, Inc	2,944

		TOTAL WHOLESALE TRADE-DURABLE GOODS	177,395

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

WHOLESALE TRADE-NONDURABLE GOODS - 0.58%
45		Airgas, Inc	$2,142
623	*	Akorn, Inc	1,115
440		Allscripts Healthcare Solutions, Inc	8,901
9	*	Clearwater Paper Corp	495
500	*	Endo Pharmaceuticals Holdings, Inc	10,255
105	*	Henry Schein, Inc	5,523
98		Nash Finch Co	3,635
128		Spartan Stores, Inc	1,829
5,244		Sysco Corp	146,517

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	180,412

		TOTAL COMMON STOCKS (Cost $31,517,097)	30,766,395

		TOTAL PORTFOLIO - 99.47% (Cost $31,517,097)	30,766,395
		OTHER ASSETS AND LIABILITIES, NET - 0.53%	162,629

		NET ASSETS - 100.00%	$30,929,024

The following abbreviations are used in portfolio descriptions:

plc	Public Limited Company

REIT	Real Estate Investment Trust

*	Non-income producing

TIAA-CREF LIFE FUNDS - Real Estate Securities Fund

TIAA-CREF LIFE FUNDS

REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS

December 31, 2009

SHARES		COMPANY	VALUE
COMMON STOCKS - 98.44%

APARTMENT REITS - 14.90%
28,000		American Campus Communities, Inc	$786,800
3,800		Associated Estates Realty Corp	42,826
30,800		AvalonBay Communities, Inc	2,528,988
4,000		BRE Properties, Inc (Class A)	132,320
75,500		Equity Residential	2,550,390
3,200		Essex Property Trust, Inc	267,680
24,800		Post Properties, Inc	486,080
72,000		UDR, Inc	1,183,680

		TOTAL APARTMENT REITS	7,978,764

DIVERSIFIED REITS - 10.85%
11,000		Colonial Properties Trust	129,030
30,000		Cousins Properties, Inc	228,900
21,600		Digital Realty Trust, Inc	1,086,048
21,300		Entertainment Properties Trust	751,251
45,000		Mission West Properties, Inc	323,550
47,000		Vornado Realty Trust	3,287,180

		TOTAL DIVERSIFIED REITS	5,805,959

FORESTRY - 1.98%
22,000		Plum Creek Timber Co, Inc	830,720
5,400		Rayonier, Inc	227,664

		TOTAL FORESTRY	1,058,384

GENERAL BUILDING CONTRACTORS - 0.25%
4,355		MDC Holdings, Inc	135,179

		TOTAL GENERAL BUILDING CONTRACTORS	135,179

HEALTHCARE REITS - 12.09%
65,500		HCP, Inc	2,000,370
25,900		Health Care REIT, Inc	1,147,888
13,000		Healthcare Realty Trust, Inc	278,980
26,500		Nationwide Health Properties, Inc	932,270
14,500		Omega Healthcare Investors, Inc	282,025
26,000		Senior Housing Properties Trust	568,620
29,000		Ventas, Inc	1,268,460

		TOTAL HEALTHCARE REITS	6,478,613

HOLDING AND OTHER INVESTMENT OFFICES - 0.51%
6,000		iShares Dow Jones US Real Estate Index Fund	275,520

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	275,520

HOTEL REITS - 6.88%
36,500		DiamondRock Hospitality Co	309,155
60,000	*	FelCor Lodging Trust, Inc	216,000
184,000		Host Marriott Corp	2,147,280
14,000		LaSalle Hotel Properties	297,220
81,000		Sunstone Hotel Investors, Inc	719,280

		TOTAL HOTEL REITS	3,688,935

TIAA-CREF LIFE FUNDS - Real Estate Securities Fund

SHARES		COMPANY	VALUE

INDUSTRIAL REITS - 4.39%
17,000		AMB Property Corp	$434,350
21,000		DCT Industrial Trust, Inc	105,420
11,500		EastGroup Properties, Inc	440,220
13,200		First Industrial Realty Trust, Inc	69,036
95,000		Prologis	1,300,550

		TOTAL INDUSTRIAL REITS	2,349,576

MANUFACTURED HOMES REITS - 0.79%
8,400		Equity Lifestyle Properties, Inc	423,948

		TOTAL MANUFACTURED HOMES REITS	423,948

MORTGAGE REITS - 0.07%
15,000	*	Gramercy Capital Corp	38,850

		TOTAL MORTGAGE REITS	38,850

NONDEPOSITORY INSTITUTIONS - 0%
28,800	*,f,m	People’s Choice Financial Corp	0

		TOTAL NONDEPOSITORY INSTITUTIONS	0

OFFICE PROPERTY REITS - 12.56%
18,500		Alexandria Real Estate Equities, Inc	1,189,365
13,200		BioMed Realty Trust, Inc	208,296
45,700		Boston Properties, Inc	3,065,099
14,000		Corporate Office Properties Trust	512,820
5,100		Kilroy Realty Corp	156,417
31,800		SL Green Realty Corp	1,597,632

		TOTAL OFFICE PROPERTY REITS	6,729,629

REAL ESTATE - 1.42%
17,500	*	CB Richard Ellis Group, Inc (Class A)	237,475
5,000		Jones Lang LaSalle, Inc	302,000
74,000		Thomas Properties Group, Inc	219,040

		TOTAL REAL ESTATE	758,515

REGIONAL MALL REITS - 15.64%
46,000		CBL & Associates Properties, Inc	444,820
120,000		Glimcher Realty Trust	324,000
45,000		Macerich Co	1,617,750
71,000		Simon Property Group, Inc	5,665,800
9,000		Taubman Centers, Inc	323,190

		TOTAL REGIONAL MALL REITS	8,375,560

SHOPPING CENTER REITS - 7.58%
8,900		Acadia Realty Trust	150,143
41,000		Developers Diversified Realty Corp	379,660
8,900		Federal Realty Investment Trust	602,708
122,000		Kimco Realty Corp	1,650,660
36,300		Regency Centers Corp	1,272,678

		TOTAL SHOPPING CENTER REITS	4,055,849

SINGLE TENANT REITS - 3.03%
500		Alexander’s, Inc	152,210
17,000		National Retail Properties, Inc	360,740
43,000		Realty Income Corp	1,114,130

		TOTAL SINGLE TENANT REITS	1,627,080

TIAA-CREF LIFE FUNDS - Real Estate Securities Fund

SHARES	COMPANY	VALUE

STORAGE REITS - 5.50%
19,400	Extra Space Storage, Inc	$224,070
26,700	Public Storage, Inc	2,174,715
6,000	Sovran Self Storage, Inc	214,380
45,500	U-Store-It Trust	333,060

	TOTAL STORAGE REITS	2,946,225

	TOTAL COMMON STOCKS (Cost $56,638,901)	52,726,586

	TOTAL PORTFOLIO - 98.44% (Cost $56,638,901)	52,726,586
	OTHER ASSETS AND LIABILITIES, NET - 1.56%	838,271

	NET ASSETS - 100.00%	$53,564,857

The following abbreviations are used in portfolio descriptions:

REIT Real Estate Investment Trust

*	Non-income producing

**	Percentage represents less than 0.01%

f	Restricted security

m	Indicates a security that has been deemed illiquid.

TIAA-CREF LIFE FUNDS - Bond Fund

TIAA-CREF LIFE FUNDS

BOND FUND

SCHEDULE OF INVESTMENTS

December 31, 2009

			MATURITY DATE

PRINCIPAL	ISSUER	RATE		RATING†	VALUE

BONDS - 95.45%

CORPORATE BONDS - 28.01%

AGENCY SECURITIES - 5.74%
$1,000,000	Bank of America Corp	2.380%	06/22/12	Aaa	$1,018,943
1,000,000	Citigroup Funding, Inc	1.880	10/22/12	Aaa	996,222
1,000,000	Citigroup, Inc	2.130	04/30/12	Aaa	1,010,708
200,000	General Electric Capital Corp	2.130	12/21/12	Aaa	200,185
450,000	GMAC, Inc	1.750	10/30/12	Aaa	447,071
700,000	GMAC, Inc	2.200	12/19/12	Aaa	704,292
500,000	KeyBank NA	3.200	06/15/12	Aaa	518,993
250,000	New York Community Bank	3.000	12/16/11	Aaa	256,752
500,000	Regions Bank	3.250	12/09/11	Aaa	518,844
500,000	Sovereign Bank	2.750	01/17/12	Aaa	513,227
350,000	State Street Corp	2.150	04/30/12	Aaa	354,585
100,000	Wells Fargo & Co	2.130	06/15/12	Aaa	101,163

	TOTAL AGENCY SECURITIES				6,640,985

AMUSEMENT AND RECREATION SERVICES - 0.09%
100,000	Walt Disney Co	4.500	12/15/13	A2	106,225

	TOTAL AMUSEMENT AND RECREATION SERVICES				106,225

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.02%
25,000	Home Depot, Inc	5.250	12/16/13	Baa1	26,764

	TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES				26,764

BUSINESS SERVICES - 0.20%
63,000	Lamar Media Corp	6.630	08/15/15	B2	60,480
25,000	Oracle Corp	4.950	04/15/13	A2	26,827
50,000	Oracle Corp	3.750	07/08/14	A2	51,590
90,000	Sungard Data Systems, Inc	10.250	08/15/15	Caa1	95,849

	TOTAL BUSINESS SERVICES				234,746

CHEMICALS AND ALLIED PRODUCTS - 1.00%
50,000	Abbott Laboratories	5.600	05/15/11	A1	53,032
100,000	Air Products & Chemicals, Inc	4.150	02/01/13	A2	103,736
35,000	Air Products & Chemicals, Inc	4.380	08/21/19	A2	34,687
10,000	Airgas, Inc	4.500	09/15/14	Baa3	10,152
50,000	Amgen, Inc	5.850	06/01/17	A3	54,638
50,000	EI Du Pont de Nemours & Co	3.250	01/15/15	A2	49,532
100,000	Eli Lilly & Co	3.550	03/06/12	A1	104,069
25,000	Eli Lilly & Co	5.950	11/15/37	A1	26,339
75,000	GlaxoSmithKline Capital, Inc	5.650	05/15/18	A1	80,894
35,000	GlaxoSmithKline Capital, Inc	6.380	05/15/38	A1	38,776
50,000	Johnson & Johnson	5.850	07/15/38	Aaa	53,944
110,000	Novartis Capital Corp	4.130	02/10/14	Aa2	115,628
100,000	Pfizer, Inc	4.450	03/15/12	A1	105,765
100,000	Pfizer, Inc	6.200	03/15/19	A1	111,162
75,000	Potash Corp of Saskatchewan, Inc	4.880	03/30/20	Baa1	73,996
50,000	Praxair, Inc	5.250	11/15/14	A2	54,605
65,000	Procter & Gamble Co	5.550	03/05/37	Aa3	67,130

	TOTAL CHEMICALS AND ALLIED PRODUCTS				1,138,085

TIAA-CREF LIFE FUNDS - Bond Fund

				MATURITY DATE

PRINCIPAL		ISSUER	RATE		RATING†	VALUE

COMMUNICATIONS - 2.60%
$60,000		America Movil SAB de C.V.	6.130%	11/15/37	A3	$60,026
50,000	g	American Tower Corp	4.630	04/01/15	Baa3	50,573
75,000		AT&T, Inc	4.950	01/15/13	A2	80,016
100,000		AT&T, Inc	6.150	09/15/34	A2	98,850
125,000		AT&T, Inc	6.300	01/15/38	A2	126,967
25,000		BellSouth Capital Funding Corp	7.880	02/15/30	A2	28,546
100,000		BellSouth Corp	6.880	10/15/31	A2	105,030
175,000		Cellco Partnership	3.750	05/20/11	A2	180,455
125,000		Cellco Partnership	5.550	02/01/14	A2	135,660
175,000		Cellco Partnership	8.500	11/15/18	A2	217,068
100,000		Comcast Corp	6.500	11/15/35	Baa1	103,686
100,000		Deutsche Telekom International Finance BV	8.750	06/15/30	Baa1	128,611
25,000	g	DirecTV Holdings LLC	4.750	10/01/14	Ba2	25,483
100,000	g	DirecTV Holdings LLC	5.880	10/01/19	Ba2	101,710
75,000		New Cingular Wireless Services, Inc	8.750	03/01/31	A2	96,923
100,000		Sprint Capital Corp	8.750	03/15/32	Ba3	94,250
50,000		Telecom Italia Capital S.A.	6.180	06/18/14	Baa2	54,195
25,000		Telecom Italia Capital S.A.	7.000	06/04/18	Baa2	27,507
150,000		Telecom Italia Capital S.A.	7.180	06/18/19	Baa2	167,229
75,000		Telefonica Emisiones SAU	5.880	07/15/19	Baa1	80,387
100,000	g	Telefonos de Mexico SAB de C.V.	5.500	11/15/19	A3	97,376
75,000		Time Warner Cable, Inc	6.200	07/01/13	Baa2	82,384
100,000		Time Warner Cable, Inc	5.850	05/01/17	Baa2	105,067
50,000		Time Warner Cable, Inc	6.750	07/01/18	Baa2	54,928
100,000		Time Warner Cable, Inc	8.750	02/14/19	Baa2	121,877
125,000		Time Warner Cable, Inc	8.250	04/01/19	Baa2	148,887
100,000		Verizon Communications, Inc	4.350	02/15/13	A3	104,602
40,000		Verizon Communications, Inc	8.750	11/01/18	A3	49,961
50,000		Verizon Communications, Inc	6.400	02/15/38	A3	52,270
75,000		Verizon Communications, Inc	8.950	03/01/39	A3	101,479
25,000		Viacom, Inc	4.380	09/15/14	Baa2	25,782
100,000		Vodafone Group plc	6.250	11/30/32	Baa1	103,833

		TOTAL COMMUNICATIONS				3,011,618

DEPOSITORY INSTITUTIONS - 3.53%
100,000	g	Banco Bradesco S.A.	6.750	09/29/19	Baa2	104,250
100,000	g	Banco Santander Chile	2.880	11/13/12	Aa3	100,736
50,000		Bank of America Corp	7.380	05/15/14	A2	56,736
200,000		Bank of America Corp	5.300	03/15/17	A1	196,018
75,000		Bank of America Corp	5.750	12/01/17	A2	76,801
50,000		Bank of America Corp	7.630	06/01/19	A2	57,842
50,000		Bank of New York Mellon Corp	4.300	05/15/14	Aa2	52,623
50,000		Bank of New York Mellon Corp	5.450	05/15/19	Aa2	52,494
100,000		Bank One Corp	5.250	01/30/13	A1	106,046
50,000		Barclays Bank plc	2.500	01/23/13	Aa3	49,942
50,000		Barclays Bank plc	5.200	07/10/14	Aa3	53,000
75,000		BB&T Corp	3.850	07/27/27	A1	77,629
100,000		Capital One Bank USA NA	8.800	07/15/19	A3	118,167
50,000		Capital One Capital V	8.880	05/15/40	Baa2	53,250
100,000		Citigroup, Inc	5.100	09/29/11	A3	103,383
50,000		Citigroup, Inc	5.500	10/15/14	A3	50,627
75,000		Citigroup, Inc	6.130	05/15/18	A3	75,406
100,000		Citigroup, Inc	8.500	05/22/19	A3	115,475
75,000		Citigroup, Inc	6.880	03/05/38	A3	74,851
50,000		Citigroup, Inc	8.130	07/15/39	A3	56,432
150,000		Credit Suisse	5.000	05/15/13	Aa1	159,965
100,000		Credit Suisse	5.500	05/01/14	Aa1	108,520
50,000		Credit Suisse	5.300	08/13/19	Aa1	51,349
900,000	g	Depfa ACS Bank	5.130	03/16/37	Aa2	661,481
100,000		Deutsche Bank AG.	3.880	08/18/14	Aa1	102,116
100,000	g	ICICI Bank Ltd	5.500	03/25/15	Baa2	99,530
25,000		JPMorgan Chase & Co	6.000	01/15/18	Aa3	26,875
150,000		JPMorgan Chase & Co	6.300	04/23/19	Aa3	165,012
100,000		JPMorgan Chase & Co	6.400	05/15/38	Aa3	110,078
175,000		Northern Trust Corp	4.630	05/01/14	A1	186,484
100,000	g	Principal Life Global Funding I	5.130	10/15/13	Aa3	101,383

TIAA-CREF LIFE FUNDS - Bond Fund

				MATURITY DATE

PRINCIPAL		ISSUER	RATE		RATING†	VALUE

$140,000	g,i	Rabobank Nederland NV	11.000%	12/30/49	Aa2	$170,696
75,000		State Street Corp	4.300	05/30/14	A1	77,611
150,000		Union Bank of California NA	5.950	05/11/16	A3	148,987
25,000		USB CAPITAL XIII TRUST	6.630	12/15/39	A2	25,409
25,000		Wachovia Bank NA	4.800	11/01/14	Aa3	25,557
100,000		Wachovia Bank NA	5.850	02/01/37	Aa3	95,661
100,000		Wells Fargo & Co	4.750	02/09/15	Aa3	101,969
40,000		Zions Bancorporation	7.750	09/23/14	Baa3	35,300

		TOTAL DEPOSITORY INSTITUTIONS				4,085,691

ELECTRIC, GAS, AND SANITARY SERVICES - 1.97%
50,000		AGL Capital Corp	5.250	08/15/19	Baa1	50,350
75,000		Alliant Energy Corp	1.000	10/15/14	Baa1	75,019
75,000		Atmos Energy Corp	8.500	03/15/19	Baa2	91,097
200,000		Carolina Power & Light Co	5.300	01/15/19	A1	208,845
50,000		CenterPoint Energy Houston Electric LLC	7.000	03/01/14	Baa1	56,928
25,000		Connecticut Light & Power Co	5.500	02/01/19	A2	26,381
25,000		Dominion Resources, Inc	5.200	08/15/19	Baa2	25,390
100,000		Duke Energy Carolinas LLC	5.750	11/15/13	A1	109,399
100,000		Duke Energy Corp	3.950	09/15/14	Baa2	101,309
105,000	g	Enel Finance International S.A.	3.880	10/07/14	A2	106,279
110,000	g	Enel Finance International S.A.	5.130	10/07/19	A2	110,678
75,000		Energy Transfer Partners LP	9.000	04/15/19	Baa3	89,398
50,000		FirstEnergy Solutions Corp	4.800	02/15/15	Baa2	51,035
50,000		FirstEnergy Solutions Corp	6.050	08/15/21	Baa2	50,440
100,000		Florida Power & Light Co	4.850	02/01/13	Aa2	105,857
50,000		Indiana Michigan Power Co	7.000	03/15/19	Baa2	55,758
50,000		Kinder Morgan Energy Partners LP	6.500	09/01/39	Baa2	50,391
100,000	g	Korea Hydro & Nuclear Power Co Ltd	6.250	06/17/14	A2	109,111
100,000		Nevada Power Co	6.650	04/01/36	Baa3	105,234
50,000		NiSource Finance Corp	10.750	03/15/16	Baa3	61,609
75,000		Pacific Gas & Electric Co	8.250	10/15/18	A3	91,579
50,000		PacifiCorp	6.000	01/15/39	A2	52,548
50,000		PG&E Corp	5.750	04/01/14	Baa1	53,894
103,000		Progress Energy, Inc	7.100	03/01/11	Baa2	109,018
50,000		Progress Energy, Inc	7.050	03/15/19	Baa2	55,937
100,000		Public Service Co of Oklahoma	5.150	12/01/19	Baa1	99,284
25,000	g	Republic Services, Inc	5.250	11/15/21	Baa3	24,581
25,000		San Diego Gas & Electric Co	6.000	06/01/39	Aa3	26,845
25,000		Veolia Environnement	5.250	06/03/13	A3	26,440
100,000		Virginia Electric and Power Co	4.750	03/01/13	Baa1	104,631

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES				2,285,265

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 0.59%
50,000		Amphenol Corp	4.750	11/15/14	Baa3	50,018
50,000		Analog Devices, Inc	5.000	07/01/14	A3	52,160
65,000		Cisco Systems, Inc	4.450	01/15/20	A1	63,764
225,000		Koninklijke Philips Electronics NV	6.880	03/11/38	A3	255,237
50,000		L-3 Communications Corp	6.380	10/15/15	Ba2	50,187
35,000	g	L-3 Communications Corp	5.200	10/15/19	Baa2	34,620
50,000		Nokia OYJ	5.380	05/15/19	A2	51,047
25,000		Tyco International Finance S.A.	4.130	10/15/14	Baa1	25,556
75,000		Whirlpool Corp	8.000	05/01/12	Baa3	81,255

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT				663,844

EXECUTIVE, LEGISLATIVE AND GENERAL - 0.09%
100,000	g	National Agricultural Cooperative Federation	5.000	09/30/14	A2	103,643

		TOTAL EXECUTIVE, LEGISLATIVE AND GENERAL				103,643

TIAA-CREF LIFE FUNDS - Bond Fund

				MATURITY DATE
PRINCIPAL		ISSUER	RATE		RATING†	VALUE
FABRICATED METAL PRODUCTS - 0.02%
$25,000		CRH America, Inc	6.950%	03/15/12	Baa1	$27,080

		TOTAL FABRICATED METAL PRODUCTS				27,080

FOOD AND KINDRED PRODUCTS - 0.60%
50,000		Coca-Cola Enterprises, Inc	4.250	03/01/15	A3	52,521
7,000		ConAgra Foods, Inc	6.750	09/15/11	Baa2	7,558
98,000		ConAgra Foods, Inc	5.820	06/15/17	Baa2	101,788
50,000		Dr Pepper Snapple Group, Inc	6.820	05/01/18	Baa3	56,091
50,000		General Mills, Inc	5.250	08/15/13	Baa1	53,942
50,000		General Mills, Inc	5.650	02/15/19	Baa1	53,028
100,000	g	HJ Heinz Finance Co	7.130	08/01/39	Baa2	113,053
25,000		Kraft Foods, Inc	6.500	08/11/17	Baa2	27,126
25,000		Kraft Foods, Inc	6.130	02/01/18	Baa2	26,289
100,000	g	Mead Johnson Nutrition Co	4.900	11/01/19	Baa1	99,149
50,000	g	Mead Johnson Nutrition Co	5.900	11/01/39	Baa1	49,237
25,000		PepsiAmericas, Inc	5.750	07/31/12	Baa1	27,185
25,000		PepsiCo, Inc	7.900	11/01/18	Aa2	30,681

		TOTAL FOOD AND KINDRED PRODUCTS				697,648

FOOD STORES - 0.11%
50,000		Delhaize Group S.A.	5.880	02/01/14	Baa3	53,701
50,000		Delhaize Group S.A.	6.500	06/15/17	Baa3	54,301
25,000		Safeway, Inc	5.000	08/15/19	Baa2	24,792

		TOTAL FOOD STORES				132,794

GENERAL MERCHANDISE STORES - 0.14%
25,000		TJX Cos, Inc	6.950	04/15/19	A3	28,896
50,000		Wal-Mart Stores, Inc	5.250	09/01/35	Aa2	49,166
75,000		Wal-Mart Stores, Inc	6.200	04/15/38	Aa2	82,710

		TOTAL GENERAL MERCHANDISE STORES				160,772

HEALTH SERVICES - 0.09%
100,000		Quest Diagnostics, Inc	6.400	07/01/17	Baa3	109,734

		TOTAL HEALTH SERVICES				109,734

HOLDING AND OTHER INVESTMENT OFFICES - 0.33%
30,000		AMB Property LP	6.630	12/01/19	Baa1	29,425
25,000		Boston Properties LP	6.250	01/15/13	Baa2	26,644
25,000		Boston Properties LP	5.880	10/15/19	Baa2	25,078
25,000		Brandywine Operating Partnership LP	7.500	05/15/15	Baa3	25,403
25,000		Brandywine Operating Partnership LP	5.700	05/01/17	Baa3	22,425
15,000		Developers Diversified Realty Corp	9.630	03/15/16	Baa3	15,660
15,000		Duke Realty LP	7.380	02/15/15	Baa2	15,819
15,000		Duke Realty LP	8.250	08/15/19	Baa2	15,674
10,000		Kimco Realty Corp	5.700	05/01/17	Baa1	9,633
20,000		Mack-Cali Realty Corp	7.750	08/15/19	Baa2	20,695
25,000		ProLogis	5.500	03/01/13	Baa2	24,732
40,000		ProLogis	5.630	11/15/16	Baa2	36,861
25,000		Realty Income Corp	5.950	09/15/16	Baa1	24,629
10,000		Simon Property Group LP	6.750	05/15/14	A3	10,657
25,000		Simon Property Group LP	5.250	12/01/16	A3	24,313
40,000		Simon Property Group LP	10.350	04/01/19	A3	50,242

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES				377,890

INDUSTRIAL MACHINERY AND EQUIPMENT - 0.23%
25,000		Black & Decker Corp	8.950	04/15/14	Baa3	29,557
75,000		Hewlett-Packard Co	4.250	02/24/12	A2	78,671
50,000		Hewlett-Packard Co	2.950	08/15/12	A2	51,023

TIAA-CREF LIFE FUNDS - Bond Fund

				MATURITY DATE
PRINCIPAL		ISSUER	RATE		RATING†	VALUE

$25,000		Hewlett-Packard Co	4.750%	06/02/14	A2	$26,696
25,000		Ingersoll-Rand Global Holding Co Ltd	9.500	04/15/14	Baa1	29,873
50,000		ITT Corp	4.900	05/01/14	Baa1	52,393

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT				268,213

INSTRUMENTS AND RELATED PRODUCTS - 0.33%
50,000		Agilent Technologies, Inc	4.450	09/14/12	Baa3	51,733
50,000		Boston Scientific Corp	4.500	01/15/15	Ba1	50,102
100,000		Medtronic, Inc	4.750	09/15/15	A1	107,955
30,000		St. Jude Medical, Inc	3.750	07/15/14	Baa1	30,324
100,000		Xerox Corp	7.630	06/15/13	Baa2	101,996
25,000		Xerox Corp	8.250	05/15/14	Baa2	28,678
25,000		Xerox Corp	5.630	12/15/19	Baa2	24,965

		TOTAL INSTRUMENTS AND RELATED PRODUCTS				395,753

INSURANCE CARRIERS - 0.76%
50,000		ACE INA Holdings, Inc	5.880	06/15/14	A3	54,229
150,000		Aflac, Inc	8.500	05/15/19	A2	172,799
50,000		Aflac, Inc	6.900	12/17/39	A2	49,258
75,000		Allstate Corp	7.450	05/16/19	A3	87,137
100,000		Chubb Corp	6.000	05/11/37	A2	102,856
50,000		Metlife, Inc	5.000	06/15/15	A3	52,589
100,000		Metlife, Inc	6.750	06/01/16	A3	111,984
100,000	g	Prudential Funding LLC	6.750	09/15/23	A3	95,192
25,000		Travelers Cos, Inc	5.800	05/15/18	A2	26,643
25,000		Travelers Cos, Inc	5.900	06/02/19	A2	26,701
100,000		Travelers Property Casualty Corp	6.380	03/15/33	A2	105,142

		TOTAL INSURANCE CARRIERS				884,530

METAL MINING - 0.18%
50,000		Freeport-McMoRan Copper & Gold, Inc	8.380	04/01/17	Ba2	54,750
50,000		Newmont Mining Corp	6.250	10/01/39	Baa2	50,060
50,000		Rio Tinto Finance USA Ltd	5.880	07/15/13	Baa1	53,952
50,000		Rio Tinto Finance USA Ltd	6.500	07/15/18	Baa1	54,924

		TOTAL METAL MINING				213,686

MISCELLANEOUS RETAIL - 0.03%
25,000		Staples, Inc	9.750	01/15/14	Baa2	30,461

		TOTAL MISCELLANEOUS RETAIL				30,461

MOTION PICTURES - 0.05%
50,000		Time Warner, Inc	6.500	11/15/36	Baa2	52,207

		TOTAL MOTION PICTURES				52,207

NONDEPOSITORY INSTITUTIONS - 2.95%
25,000		American Express Co	7.000	03/19/18	A3	27,532
75,000		American Express Co	8.130	05/20/19	A3	88,880
50,000		Barrick Australian Finance Pty Ltd	5.950	10/15/39	Baa1	48,798
500,000	g	CDP Financial, Inc	3.000	11/25/14	Aaa	487,905
25,000		General Electric Capital Corp	5.880	02/15/12	Aa2	26,784
500,000		General Electric Capital Corp	2.250	03/12/12	Aaa	507,244
200,000		General Electric Capital Corp	2.200	06/08/12	Aaa	202,805
100,000		General Electric Capital Corp	5.900	05/13/14	Aa2	108,107
375,000		General Electric Capital Corp	5.500	06/04/14	Aa2	397,342
100,000		HSBC Finance Corp	5.250	01/14/11	A3	103,530
200,000		HSBC Finance Corp	6.380	11/27/12	A3	217,807
100,000	g	HUTCHINSON WHAMPOA FINAN	5.750	09/11/19	A3	101,376
100,000		International Lease Finance Corp	5.630	09/20/13	B1	78,441
50,000		International Lease Finance Corp	6.630	11/15/13	B1	40,249

TIAA-CREF LIFE FUNDS - Bond Fund

				MATURITY DATE
PRINCIPAL		ISSUER	RATE		RATING†	VALUE

$300,000		Kreditanstalt fuer Wiederaufbau	4.500%	07/16/18	Aaa	$309,803
100,000		Landwirtschaftliche Rentenbank	5.250	07/02/12	Aaa	108,042
100,000		MBNA Corp	6.130	03/01/13	A2	106,090
55,000		National Rural Utilities Cooperative Finance Corp	2.610	09/16/12	A1	55,342
50,000		National Rural Utilities Cooperative Finance Corp	10.380	11/01/18	A1	66,254
312,500		Totem Ocean Trailer Express, Inc	4.510	12/18/19	NR	324,166
15,000	g	WEA Finance LLC	7.130	04/15/18	A2	16,400

		TOTAL NONDEPOSITORY INSTITUTIONS				3,422,897

OIL AND GAS EXTRACTION - 1.62%
50,000		Anadarko Petroleum Corp	5.950	09/15/16	Baa3	54,085
30,000		Anadarko Petroleum Corp	8.700	03/15/19	Baa3	37,317
50,000		Anadarko Petroleum Corp	7.950	06/15/39	Baa3	61,851
75,000		Baker Hughes, Inc	6.500	11/15/13	A2	84,658
100,000		Baker Hughes, Inc	6.880	01/15/29	A2	113,662
50,000		BJ Services Co	5.750	06/01/11	Baa1	52,807
100,000		Burlington Resources Finance Co	7.200	08/15/31	A2	114,549
25,000	g	Cenovus Energy, Inc	4.500	09/15/14	Baa2	25,806
25,000		EnCana Corp	6.500	05/15/19	Baa2	27,966
25,000		EnCana Corp	6.630	08/15/37	Baa2	27,125
75,000		Enterprise Products Operating LLC	4.600	08/01/12	Baa3	79,206
25,000		Enterprise Products Operating LLC	5.000	03/01/15	Baa3	25,694
100,000		Enterprise Products Operating LLC	6.130	10/15/39	Baa3	96,607
50,000		EOG Resources, Inc	5.630	06/01/19	A3	53,117
50,000		Husky Energy, Inc	6.800	09/15/37	Baa2	52,971
25,000		Nexen, Inc	6.200	07/30/19	Baa3	26,453
100,000		Nexen, Inc	7.500	07/30/39	Baa3	114,645
20,000		Pemex Project Funding Master Trust	5.750	03/01/18	Baa1	20,223
25,000		Pemex Project Funding Master Trust	6.630	06/15/38	Baa1	23,263
60,000		Petrobras International Finance Co	7.880	03/15/19	Baa1	69,169
59,000		Petrobras International Finance Co	6.880	01/20/40	Baa1	60,628
50,000	g	Petroleos Mexicanos	4.880	03/15/15	Baa1	49,815
20,000		Petroleos Mexicanos	8.000	05/03/19	Baa1	23,150
100,000	g	Petroleum Co of Trinidad & Tobago Ltd	9.750	08/14/19	Baa3	111,875
100,000	g	Petronas Capital Ltd	5.250	08/12/19	A1	100,047
100,000		Plains All American Pipeline LP	5.750	01/15/20	Baa3	100,075
50,000		SEACOR Holdings, Inc	7.380	10/01/19	Ba1	50,617
100,000		XTO Energy, Inc	6.250	04/15/13	Baa2	110,136
50,000		XTO Energy, Inc	4.630	06/15/13	Baa2	53,159
50,000		XTO Energy, Inc	5.500	06/15/18	Baa2	53,333

		TOTAL OIL AND GAS EXTRACTION				1,874,009

PAPER AND ALLIED PRODUCTS - 0.08%
35,000		Celulosa Arauco y Constitucion S.A.	7.250	07/29/19	Baa2	38,033
50,000		International Paper Co	7.300	0	Baa3	53,043

		TOTAL PAPER AND ALLIED PRODUCTS				91,076

PETROLEUM AND COAL PRODUCTS - 0.62%
100,000		BP Capital Markets plc	3.130	03/10/12	Aa1	103,005
75,000		BP Capital Markets plc	3.880	03/10/15	Aa1	77,056
75,000		Chevron Corp	3.450	03/03/12	Aa1	77,949
125,000		ConocoPhillips	4.600	01/15/15	A1	132,748
100,000		ConocoPhillips	6.500	02/01/39	A1	110,984
25,000		Hess Corp	7.000	02/15/14	Baa2	28,127
25,000		Hess Corp	8.130	02/15/19	Baa2	30,149
50,000		Marathon Oil Corp	7.500	02/15/19	Baa1	57,706
25,000		Shell International Finance BV	6.380	12/15/38	Aa1	28,184
25,000		Statoil ASA	2.900	10/15/14	Aa2	24,897
50,000		Valero Energy Corp	6.630	06/15/37	Baa2	46,917

		TOTAL PETROLEUM AND COAL PRODUCTS				717,722

TIAA-CREF LIFE FUNDS - Bond Fund

				MATURITY DATE
PRINCIPAL		ISSUER	RATE		RATING†	VALUE

PIPELINES, EXCEPT NATURAL GAS - 0.18%
$50,000		Magellan Midstream Partners LP	6.550%	07/15/19	Baa2	$54,276
50,000	g	Rockies Express Pipeline LLC	6.250	07/15/13	Baa3	54,629
100,000		TransCanada Pipelines Ltd	5.850	03/15/36	A3	100,780

		TOTAL PIPELINES, EXCEPT NATURAL GAS				209,685

PRIMARY METAL INDUSTRIES - 0.31%
50,000		ArcelorMittal	5.380	06/01/13	Baa3	52,763
100,000		ArcelorMittal	7.000	10/15/39	Baa3	105,291
100,000	g	CSN Islands XI Corp	6.880	09/21/19	Ba1	100,000
100,000	g	Xstrata Finance Canada Ltd	6.900	11/15/37	Baa2	101,975

		TOTAL PRIMARY METAL INDUSTRIES				360,029

PRINTING AND PUBLISHING - 0.21%
25,000		News America, Inc	7.250	05/18/18	Baa1	28,450
100,000	g	News America, Inc	6.900	08/15/39	Baa1	109,087
100,000		Thomson Corp	5.700	10/01/14	Baa1	109,780

		TOTAL PRINTING AND PUBLISHING				247,317

RAILROAD TRANSPORTATION - 0.29%
100,000		Burlington Northern Santa Fe Corp	4.700	10/01/19	Baa1	99,069
50,000		Norfolk Southern Corp	5.750	04/01/18	Baa1	52,891
10,000		Norfolk Southern Corp	5.900	06/15/19	Baa1	10,677
100,000		Norfolk Southern Corp	5.590	05/17/25	Baa1	97,213
75,000		Union Pacific Corp	5.130	02/15/14	Baa2	79,634

		TOTAL RAILROAD TRANSPORTATION				339,484

SECURITY AND COMMODITY BROKERS - 2.19%
50,000		BlackRock, Inc	3.500	12/10/14	A1	49,372
50,000		BlackRock, Inc	5.000	12/10/19	A1	49,134
100,000		Eaton Vance Corp	6.500	10/02/17	A3	103,410
100,000	i	Goldman Sachs Capital II	5.790	12/30/49	A3	77,500
100,000		Goldman Sachs Group, Inc	5.250	10/15/13	A1	106,201
135,000		Goldman Sachs Group, Inc	5.150	01/15/14	A1	142,811
50,000		Goldman Sachs Group, Inc	5.350	01/15/16	A1	51,933
200,000		Goldman Sachs Group, Inc	7.500	02/15/19	A1	233,161
25,000		Goldman Sachs Group, Inc	6.750	10/01/37	A2	25,697
100,000	n	Lehman Brothers Holdings Capital Trust V	5.860	12/30/49	Ca	30
50,000		Merrill Lynch & Co, Inc	6.050	08/15/12	A2	53,562
300,000		Merrill Lynch & Co, Inc	5.450	02/05/13	A2	315,681
$50,000		Merrill Lynch & Co, Inc	6.400	08/28/17	A2	52,619
150,000		Merrill Lynch & Co, Inc	6.880	04/25/18	A2	161,616
175,000		Morgan Stanley	6.000	05/13/14	A2	188,160
50,000		Morgan Stanley	6.000	04/28/15	A2	53,261
100,000		Morgan Stanley	5.750	10/18/16	A2	103,756
65,000		Morgan Stanley	6.630	04/01/18	A2	70,276
150,000		Morgan Stanley	7.300	05/13/19	A2	168,440
100,000		Morgan Stanley	5.630	09/23/19	A2	100,731
478,000		Nuveen Investments, Inc	10.500	11/15/15	Caa3	433,785

		TOTAL SECURITY AND COMMODITY BROKERS				2,541,136

STONE, CLAY, AND GLASS PRODUCTS - 0.11%
125,000		3M Co	5.700	03/15/37	Aa2	130,448

		TOTAL STONE, CLAY, AND GLASS PRODUCTS				130,448

TOBACCO PRODUCTS - 0.10%
100,000		Philip Morris International, Inc	6.880	03/17/14	A2	113,312

		TOTAL TOBACCO PRODUCTS				113,312

TIAA-CREF LIFE FUNDS - Bond Fund

				MATURITY DATE
PRINCIPAL		ISSUER	RATE		RATING†	VALUE

TRANSPORTATION EQUIPMENT - 0.21%
$100,000		Boeing Co	6.130%	02/15/33	A2	$103,841
55,000		Goodrich Corp	6.130	03/01/19	Baa2	59,412
25,000	g	Meccanica Holdings USA	6.250	01/15/40	A3	25,030
50,000		United Technologies Corp	6.130	02/01/19	A2	55,252

		TOTAL TRANSPORTATION EQUIPMENT				243,535

WHOLESALE TRADE-DURABLE GOODS - 0.14%
25,000		Vale Overseas Ltd	6.250	01/23/17	Baa2	26,078
25,000		Vale Overseas Ltd	5.630	09/15/19	Baa2	25,243
25,000		Vale Overseas Ltd	6.880	11/21/36	Baa2	24,979
80,000		Vale Overseas Ltd	6.880	11/10/39	Baa2	80,538

		TOTAL WHOLESALE TRADE-DURABLE GOODS				156,838

WHOLESALE TRADE-NONDURABLE GOODS - 0.30%
75,000	g	Anheuser-Busch InBev Worldwide, Inc	5.380	01/15/20	Baa2	76,519
25,000	g	Anheuser-Busch InBev Worldwide, Inc	6.380	01/15/40	Baa2	26,072
50,000		McKesson Corp	6.500	02/15/14	Baa3	55,308
175,000		Procter & Gamble Co	4.600	01/15/14	Aa3	186,336

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS				344,235

		TOTAL CORPORATE BONDS (Cost $31,264,665)				32,439,357

GOVERNMENT BONDS - 61.38%

AGENCY SECURITIES - 6.02%
600,000		Federal Farm Credit Bank (FFCB)	2.630	04/21/11	Aaa	613,874
550,000		Federal Home Loan Mortgage Corp (FHLMC)	3.250	07/16/10	Aaa	559,092
2,000,000		FHLMC	2.130	09/21/12	Aaa	2,021,271
300,000		FHLMC	2.500	04/23/14	Aaa	299,825
1,500,000		FHLMC	5.130	10/18/16	Aaa	1,642,719
500,000		FHLMC	3.750	03/27/19	Aaa	490,211
100,000		Federal National Mortgage Association (FNMA)	3.250	08/12/10	Aaa	101,781
1,000,000		FNMA	3.000	09/16/14	Aaa	1,012,677
250,000		Private Export Funding Corp	3.050	10/15/14	Aaa	248,333

		TOTAL AGENCY SECURITIES				6,989,783

FOREIGN GOVERNMENT BONDS - 5.07%
100,000	g	Banco Nacional de Desenvolvimento Economico e Social	6.500	06/10/19	Baa2	107,500
500,000	g	Belgium Government International Bond	2.880	09/15/14	Aa1	496,467
200,000		Brazilian Government International Bond	5.880	01/15/19	Baa3	213,000
25,000		Brazilian Government International Bond	7.130	01/20/37	Baa3	28,688
150,000		Canada Government International Bond	2.380	09/10/14	Aaa	147,395
250,000		Canada Mortgage & Housing Corp	4.800	10/01/10	Aaa	258,032
100,000		China Development Bank	5.000	10/15/15	A1	107,382
100,000		Development Bank of Japan	4.250	06/09/15	Aa2	103,709
100,000		Eksportfinans A/S	5.000	02/14/12	Aa1	106,587
100,000		European Investment Bank	4.880	02/15/36	Aaa	95,230
100,000		Export-Import Bank of Korea	5.880	01/14/15	A2	107,311
250,000	g	Federal Republic of Germany	3.880	06/01/10	Aaa	253,261
175,000		Federative Republic of Brazil	6.000	01/17/17	Baa3	189,000
200,000		Japan Finance Corp	2.000	06/24/11	Aa2	202,412
100,000	g	Korea Expressway Corp	4.500	03/23/15	A2	101,888
68,000		Mexico Government International Bond	6.050	01/11/40	Baa1	65,368
121,000		Peruvian Government International Bond	7.130	03/30/19	Baa3	139,150
25,000		Peruvian Government International Bond	7.350	07/21/25	Baa3	28,625
82,000		Poland Government International Bond	6.380	07/15/19	A2	89,190
190,000		Province of Ontario Canada	3.130	09/08/10	Aa1	193,538
1,000,000		Province of Ontario Canada	2.630	01/20/12	Aa1	1,020,538
300,000		Province of Ontario Canada	4.100	06/16/14	Aa1	313,085
1,000,000		Province of Ontario Canada	4.000	10/07/19	Aa1	957,543
110,000		Province of Quebec Canada	4.630	05/14/18	Aa2	112,458
100,000	g	Qatar Govt International Bond	4.000	01/20/15	Aa2	100,250

TIAA-CREF LIFE FUNDS - Bond Fund

				MATURITY DATE
PRINCIPAL		ISSUER	RATE		RATING†	VALUE
$100,000		Republic of Korea	5.750%	04/16/14	A2	$109,306
100,000		South Africa Government International Bond	6.880	05/27/19	A3	112,250
52,000		United Mexican States	5.880	02/17/14	Baa1	56,550
50,000		United Mexican States	5.950	03/19/19	Baa1	52,875

		TOTAL FOREIGN GOVERNMENT BONDS				5,868,588

MORTGAGE BACKED - 32.20%
14,173		Federal National Mortgage Association (FNMA)	5.000	06/01/13		14,634
1,574,217		FNMA	4.570	01/01/15		1,642,247
74,705		FNMA	5.500	05/01/18		79,663
150,000		FNMA	4.000	02/25/19		152,066
89,061		FNMA	4.500	03/01/19		92,605
91,754		FNMA	5.500	04/01/18		97,788
48,812		FNMA	4.500	06/01/19		50,755
248,216		FNMA	5.500	07/01/20		264,614
23,381		FNMA	4.500	11/01/20		24,312
174,515		FNMA	4.500	12/01/20		181,134
75,336		FNMA	5.000	12/01/20		79,182
108,511		FNMA	4.500	03/01/23		111,846
256,530		FNMA	5.000	04/01/23		268,506
231,726		FNMA	4.500	06/01/23		238,849
171,667		FNMA	5.000	07/01/23		179,591
208,163		FNMA	5.000	07/01/23		217,772
172,853		FNMA	5.500	02/01/24		183,172
476,672		FNMA	4.500	04/01/24		490,877
191,180		FNMA	4.000	05/01/24		192,575
389,034		FNMA	5.500	07/01/24		411,625
14,529		FNMA	5.500	09/01/24		15,373
73,303		FNMA	6.500	07/01/32		79,213
108,835		FNMA	5.500	01/01/33		114,510
166,104		FNMA	5.500	07/01/33		174,582
416,180		FNMA	5.500	07/01/33		437,422
733,388		FNMA	5.500	07/01/33		770,821
542,661		FNMA	6.000	10/01/33		579,630
238,817		FNMA	5.000	11/01/33		246,068
1,013,247		FNMA	5.500	11/01/33		1,064,964
519,842		FNMA	5.000	03/01/34		535,627
927,118		FNMA	5.000	03/01/34		955,269
129,939		FNMA	5.500	04/01/34		136,571
78,045		FNMA	5.000	08/01/34		80,477
2,005,276		FNMA	5.000	09/01/34		2,064,287
117,010		FNMA	5.000	11/01/34		120,563
62,639		FNMA	6.500	02/01/35		67,435
234,652		FNMA	5.500	04/01/35		246,629
68,378		FNMA	7.500	06/01/35		76,620
33,584		FNMA	7.500	07/01/35		37,632
93,873		FNMA	5.500	07/01/35		98,606
92,119		FNMA	4.500	08/01/35		92,388
126,824		FNMA	5.000	08/01/35		130,398
327,088		FNMA	5.500	09/01/35		343,783
124,355		FNMA	5.500	10/01/35		130,625
144,104		FNMA	5.000	02/01/36		148,165
588,295		FNMA	6.000	04/01/36		624,879
249,679		FNMA	6.000	06/01/36	Aaa	266,563
303,082	i	FNMA	5.920	07/01/36		321,155
223,608	i	FNMA	5.990	07/01/36		236,421
111,246		FNMA	6.500	09/01/36		119,381
131,208		FNMA	6.000	12/01/36		139,367
414,747		FNMA	5.500	02/01/37		434,944
95,112		FNMA	7.000	02/01/37		104,358
100,443		FNMA	5.000	02/01/37		103,195
303,404		FNMA	5.500	03/01/37		317,942
307,714		FNMA	6.500	03/01/37		329,879
159,266		FNMA	7.000	04/01/37		174,748
117,875		FNMA	5.500	06/01/37		123,523
48,817		FNMA	6.500	08/01/37		52,333
124,149		FNMA	6.000	11/01/37		131,695
104,372		FNMA	7.000	11/01/37		114,519

TIAA-CREF LIFE FUNDS - Bond Fund

				MATURITY DATE
PRINCIPAL		ISSUER	RATE		RATING†	VALUE
$170,290		FNMA	5.500%	01/01/38		$178,450
19,115		FNMA	6.500	01/01/38		20,492
458,009		FNMA	5.500	02/01/38		479,956
1,451,199		FNMA	5.500	02/01/38		1,520,736
8,061		FNMA	6.500	02/01/38		8,642
25,420		FNMA	6.500	03/01/38		27,250
79,786		FNMA	6.500	03/01/38		85,529
413,421		FNMA	5.000	04/01/38		424,724
301,896		FNMA	6.000	04/01/38		320,057
390,662		FNMA	4.000	01/01/39		377,518
164,859		FNMA	4.500	01/01/39		164,738
150,206		FNMA	5.500	01/01/39		157,404
127,548		FNMA	6.000	01/01/39		135,221
124,010		FNMA	6.000	01/01/39		131,470
$147,386		FNMA	4.000	02/01/39		$142,441
154,034		FNMA	4.500	02/01/39		153,921
954,929		FNMA	4.500	02/01/39		954,229
106,517		FNMA	5.500	02/01/39		111,621
145,995		FNMA	5.000	04/01/39		149,972
1,950,843		FNMA	4.500	04/01/39		1,949,219
645,914		FNMA	6.500	07/01/39		692,339
564,251		FNMA	4.500	08/01/39		563,781
932,638		FNMA	6.000	09/01/39		988,596
348,680		FNMA	4.500	10/01/39		348,390
239,658		FNMA	5.000	11/01/39		246,186
349,255		FNMA	4.500	11/01/39		348,964
86,591	i	Federal Home Loan Mortgage Corp (FHLMC)	2.910	02/01/36		88,450
420,001	i	FHLMC	5.800	07/01/36		444,037
55,537	i	FHLMC	3.350	09/01/36		57,428
57,359	i	FHLMC	5.940	09/01/36		60,745
250,136	i	FHLMC	6.060	09/01/36		264,870
186,740	i	FHLMC	5.780	03/01/37		197,844
299,153	i	FHLMC	5.880	04/01/37		315,093
129,987	i	FHLMC	5.960	05/01/37		138,518
274,531		Federal Home Loan Mortgage Corp Gold (FGLMC)	5.000	02/01/19		288,978
60,978		FGLMC	4.500	01/01/20		63,348
209,375		FGLMC	4.500	07/01/20		217,120
67,367		FGLMC	5.000	04/01/23	Aaa	70,498
170,673		FGLMC	4.000	07/01/24		171,972
71,671		FGLMC	4.500	09/01/24		73,739
35,397		FGLMC	6.000	03/01/33		37,831
242,362		FGLMC	5.000	11/01/33		249,532
445,674		FGLMC	6.000	11/01/33		476,314
120,407		FGLMC	5.000	05/01/34		123,856
83,051		FGLMC	6.000	09/01/34		88,657
26,469		FGLMC	6.000	04/01/35		28,181
58,551		FGLMC	5.000	02/01/36		60,155
58,744		FGLMC	6.500	05/01/36		62,948
447,239		FGLMC	5.500	04/01/37		469,019
126,926		FGLMC	6.500	05/01/38		135,982
541,406		FGLMC	5.500	05/01/37		567,771
37,300		FGLMC	6.000	08/01/37		39,655
283,972		FGLMC	6.000	08/01/37		301,632
131,580		FGLMC	6.500	09/01/37		140,968
150,161		FGLMC	6.500	11/01/37		160,875
254,883		FGLMC	5.000	04/01/38		261,652
127,543		FGLMC	5.500	01/01/39		133,747
197,654		FGLMC	4.000	06/01/39		190,788
135,837		FGLMC	5.000	07/01/39		139,431
42,561		Government National Mortgage Association (GNMA)	5.500	07/15/33		44,910
282,847		GNMA	5.500	07/20/33		298,218
48,932		GNMA	5.000	03/15/34		50,658
224,883		GNMA	5.000	06/15/34		232,816
417,995		GNMA	5.500	02/15/37		438,652
345,137		GNMA	5.000	01/15/38		355,586
133,430		GNMA	5.000	04/15/38		137,470
334,663		GNMA	5.500	05/15/38		351,046
57,131		GNMA	6.000	08/20/38		60,565
65,740		GNMA	6.000	08/15/38		69,530
600,544		GNMA	5.500	07/15/39		629,942

TIAA-CREF LIFE FUNDS - Bond Fund

				MATURITY DATE
PRINCIPAL		ISSUER	RATE		RATING†	VALUE
$172,887		GNMA	4,500%	07/20/39		$172,985
67,202		GNMA	5.000	07/20/39		69,195
74,428		GNMA	4.000	08/15/39		72,038
198,044		GNMA	6.230	09/15/43		200,451

		TOTAL MORTGAGE BACKED				37,303,915

U.S. TREASURY SECURITIES - 18.09%
93,000		United States Treasury Bond	8.000	11/15/21		126,640
500,000		United States Treasury Bond	5.250	02/15/29		541,719
30,000		United States Treasury Bond	4.380	02/15/38		28,800
200,000		United States Treasury Note	0.880	05/31/11		200,242
1,415,000		United States Treasury Note	1.000	09/30/11		1,414,614
450,000		United States Treasury Note	1.880	06/15/12		454,922
48,000		United States Treasury Note	1.380	10/15/12		47,730
555,000		United States Treasury Note	1.380	11/15/12		551,011
635,000		United States Treasury Note	2.000	11/30/13		631,627
4,477,000		United States Treasury Note	1.880	04/30/14		4,385,010
1,613,000		United States Treasury Note	2.250	05/31/14		1,602,036
799,000		United States Treasury Note	2.380	08/31/14		793,132
2,255,000		United States Treasury Note	2.380	10/31/14		2,230,511
190,000		United States Treasury Note	2.130	11/30/14		185,503
860,000		United States Treasury Note	2.630	02/29/16		836,618
1,100,000		United States Treasury Note	2.380	03/31/16		1,052,391
1,100,000		United States Treasury Note	3.250	07/31/16		1,101,977
2,454,100		United States Treasury Note	3.380	11/15/19		2,360,550
2,065,000		United States Treasury Note	4.500	08/15/39		2,018,214
200,000		United States Treasury Note	4.380	11/15/39		191,438
500,000	j,r	United States Treasury Strip Principal	0.000	08/15/27		213,014

		TOTAL U.S. TREASURY SECURITIES				20,967,699

		TOTAL GOVERNMENT BONDS (Cost $70,206,643)				71,129,985

STRUCTURED ASSETS - 6.06%
ASSET BACKED - 2.94%
84,180		AmeriCredit Automobile Receivables Trust	5.640	09/06/13	Aa3	86,451
		Series - 2006 AF (Class A4)
100,000	g	Avis Budget Rental Car Funding AESOP LLC	5.680	02/20/14	Aaa	103,257
		Series - 2009 2A (Class A)
90,007	i	Capital One Auto Finance Trust	0.260	05/15/13	Aa2	88,913
		Series - 2006 C (Class A4)
512,453		Centex Home Equity	5.540	01/25/32	Aaa	482,847
		Series - 2002 A (Class AF6)
337,182	i	Chase Funding Mortgage Loan Asset-Backed Certificates	5.700	02/25/35	Baa2	115,766
		Series - 2004 2 (Class 1B)
550,000		Chase Issuance Trust	4.260	05/15/13	Aaa	571,798
		Series - 2008 A9 (Class A9)
341,152		CIT Group Home Equity Loan Trust	6.390	12/25/30	Ba3	38,133
		Series - 2002 2 (Class MF2)
1,000,000	g	Flagstar Home Equity Loan Trust	5.780	01/25/35	B3	667,687
		Series - 2007 1A (Class AF3)
189,078		GMAC Mortgage Corporation Loan Trust 2006-HLTV A3	5.590	10/25/29	Baa2	178,430
		Series - 2006 HLTV (Class A3)
250,000		GMAC Mortgage Corporation Loan Trust 2006-HLTV A4	5.810	10/25/29	Baa3	155,614
		Series - 2006 HLTV (Class A4)
260,654		HFC Home Equity Loan Asset Backed Certificates	5.910	03/20/36	Aaa	262,859
		Series - 2007 1 (Class A1F)
12,902	g	JPMorgan Auto Receivables Trust	5.190	02/15/11	Aaa	12,921
		Series - 2007 A (Class A3)
103,996	g	Marriott Vacation Club Owner Trust	5.740	04/20/28	Aaa	102,202
		Series - 2006 1A (Class A)
50,000		Merrill Auto Trust Securitization	6.150	04/15/15	Aaa	53,164
		Series - 2008 1 (Class A4A)
2,534	g	New York City Tax Lien	5.930	11/10/19	Aaa	2,534
		Series - 2006 AA (Class A)
250,000		Renaissance Home Equity Loan Trust	5.590	11/25/36	Caa2	124,721
		Series - 2006 3 (Class AF3)

TIAA-CREF LIFE FUNDS - Bond Fund

				MATURITY DATE
PRINCIPAL		ISSUER	RATE		RATING†	VALUE

$250,000		Residential Funding Mortgage Securities II, Inc	5.520%	04/25/21	Aa1	$239,795
		Series - 2006 HI5 (Class A2)
100,000		Residential Funding Mortgage Securities II, Inc	6.060	02/25/36	A2	26,911
		Series - 2006 HI1 (Class M2)
104,711	g	Sierra Receivables Funding Co	5.840	05/20/18	Baa3	103,103
		Series - 2006 1A (Class A1)

		TOTAL ASSET BACKED				3,417,106

OTHER MORTGAGE BACKED - 3.12%
25,000	i	Banc of America Commercial Mortgage, Inc	5.400	06/10/39	Aaa	25,183
		Series - 2004 3 (Class A5)
70,000		Banc of America Commercial Mortgage, Inc	5.360	10/10/45	Aaa	62,753
		Series - 2006 6 (Class A4)
304,067		Bank of America Alternative Loan Trust	6.000	08/25/34	Aaa	285,537
		Series - 2004 7 (Class 2A1)
25,000		Bear Stearns Commercial Mortgage Securities	5.200	12/11/38	Aaa	24,022
		Series - 2006 PW14 (Class A4)
45,000	i	Bear Stearns Commercial Mortgage Securities	5.460	03/11/39	Aaa	43,984
		Series - 2006 PW11 (Class A4)
40,000		Bear Stearns Commercial Mortgage Securities	4.670	06/11/41	Aaa	38,264
		Series - 2005 PWR8 (Class A4)
120,000	i	Bear Stearns Commercial Mortgage Securities	5.470	06/11/41	Aaa	121,297
		Series - 2004 PWR4 (Class A3)
75,000		Bear Stearns Commercial Mortgage Securities	5.540	10/12/41	Aaa	74,574
		Series - 2006 T24 (Class A4)
110,000	i	Bear Stearns Commercial Mortgage Securities	4.750	02/13/46	Aaa	106,683
		Series - 2004 T16 (Class A6)
300,000		Citigroup/Deutsche Bank Commercial Mortgage Trust	5.620	10/15/48	Aaa	285,788
		Series - 2006 CD3 (Class A5)
85,000	i	Commercial Mortgage Pass Through Certificates	5.820	12/10/49	Aaa	77,084
		Series - 2007 C9 (Class A4)
87,429		Countrywide Alternative Loan Trust	5.500	08/25/16	Baa1	73,421
		Series - 2004 30CB (Class 1A15)
127,067		Countrywide Home Loan Mortgage Pass Through Trust	5.250	09/25/35	NR	120,487
		Series - 2005 17 (Class 1A10)
65,000		Credit Suisse Mortgage Capital Certificates	5.380	02/15/40	Aaa	52,467
		Series - 2007 C1 (Class A3)
55,000	i	CS First Boston Mortgage Securities Corp	5.100	08/15/38	Aaa	52,987
		Series - 2005 C5 (Class A4)
94,837	g	Developers Diversified Realty Corp	3.810	10/14/22	Aaa	93,470
		Series - 2009 DDR1 (Class A)
74,723		First Horizon Asset Securities, Inc	5.500	11/25/33	NR	74,387
		Series - 2003 9 (Class 1A4)
40,000		GMAC Commercial Mortgage Securities, Inc	5.020	04/10/40	Aaa	40,687
		Series - 2003 C3 (Class A4)
98,788	i	GMAC MORTGAGE CORP LOAN TRUST	4.600	10/19/33	Aaa	95,305
		Series - 2003 AR1 (Class A5)
370,000		Greenwich Capital Commercial Funding Corp	5.440	03/10/39	Aaa	326,912
		Series - 2007 GG9 (Class A4)
140,000		Greenwich Capital Commercial Funding Corp	5.740	12/10/49	Aaa	124,273
		Series - 2007 GG11 (Class A4)
70,000	i	GS Mortgage Securities Corp II	5.550	04/10/38	NR	63,841
		Series - 2006 GG6 (Class A4)
50,000		GS Mortgage Securities Corp II	5.560	11/10/39	Aaa	43,777
		Series - 2006 GG8 (Class A4)
50,000	g	JP Morgan Chase Commercial Mortgage Securities Corp	5.630	12/05/27	Aaa	49,529
		Series - 2009 IWST (Class A2)
50,000	i	JP Morgan Chase Commercial Mortgage Securities Corp	5.860	04/15/45	Aaa	51,245
		Series - 2006 LDP7 (Class A2)
65,000	i	JP Morgan Chase Commercial Mortgage Securities Corp	5.750	02/12/49	Aaa	47,094
		Series - 2007 CB19 (Class AM)
50,000	i	LB-UBS Commercial Mortgage Trust	5.150	04/15/30	Aaa	48,944
		Series - 2005 C2 (Class A5)
65,000	i	LB-UBS Commercial Mortgage Trust	6.150	04/15/41	Aaa	60,166
		Series - 2008 C1 (Class A2)
200,000	i	Merrill Lynch Mortgage Trust	5.230	11/12/37	Aaa	197,980
		Series - 2005 CKI1 (Class A6)
41,024	i	Merrill Lynch Mortgage Trust	5.110	07/12/38	Aaa	32,988
		Series - 2005 CIP1 (Class AM)

TIAA-CREF LIFE FUNDS - Bond Fund

				MATURITY DATE
PRINCIPAL		ISSUER	RATE		RATING†	VALUE

$75,000	i	Merrill Lynch Mortgage Trust	5.660%	05/12/39	Aaa	$73,296
		Series - 2006 C1 (Class A4)
35,000	g,i	Merrill Lynch Mortgage Trust	6.270	02/12/51	A3	10,685
		Series - 2008 C1 (Class C)
75,000	i	Merrill Lynch/Countrywide Commercial Mortgage Trust	5.420	02/12/39	Aaa	72,201
		Series - 2006 1 (Class A4)
65,000	i	Merrill Lynch/Countrywide Commercial Mortgage Trust	5.960	08/12/49	Aaa	47,479
		Series - 2007 8 (Class AM)
18,974		Morgan Stanley Capital I	4.690	06/13/41	Aaa	19,129
		Series - 2004 T15 (Class A2)
80,000	i	Morgan Stanley Capital I	5.270	06/13/41	Aaa	80,130
		Series - 2004 T15 (Class A4)
5,542		Morgan Stanley Capital I	4.810	01/14/42	Aaa	5,540
		Series - 2005 HQ5 (Class A2)
85,000		Morgan Stanley Capital I	5.360	03/15/44	Aaa	73,182
		Series - 2007 IQ13 (Class A4)
102,000	i	Morgan Stanley Capital I	5.730	07/12/44	Aaa	99,918
		Series - 2006 HQ9 (Class A4)
177,303	g	Wachovia Amortization Controlled Heloc NIM	5.680	08/12/47	A3	137,404
		Series - 2006 N1 (Class N1)
90,000	g,i	Wachovia Bank Commercial Mortgage Trust	0.350	09/15/21	A1	61,095
		Series - 2006 WL7A (Class A2)
100,000		Wachovia Bank Commercial Mortgage Trust	5.380	12/15/43	A2	59,126
		Series - 2007 C30 (Class AM)
75,000		Wachovia Bank Commercial Mortgage Trust	5.420	04/15/47	Aaa	75,870
		Series - 2007 C31 (Class A2)

		TOTAL OTHER MORTGAGE BACKED				3,610,184

		TOTAL STRUCTURED ASSETS (Cost $8,295,049)				7,027,290

		TOTAL BONDS (Cost $109,766,357)				110,596,632

SHARES		COMPANY

PREFERRED STOCKS - 0.02%
MORTGAGE BACKED - 0.02%
5,517	*	Federal Home Loan Mortgage Corp	8.380	12/30/49	Ca	5,793
17,265	*	Federal National Mortgage Association (FNMA)	8.250	12/30/49	Ca	18,991

		Total MORTGAGE BACKED				24,784

		TOTAL PREFERRED STOCKS (Cost $569,550)				24,784

		TOTAL PORTFOLIO - 95.47% (Cost $110,335,907)				110,621,416
		OTHER ASSETS AND LIABILITIES, NET - 4.53%				5,243,649

		TOTAL NET ASSETS - 100.00%				$115,865,065

The following abbreviations are used in portfolio descriptions:

LLC	Limited Liability Corporation

LP	Limited Partnership

NR	Not Rated by Moody’s

plc	Public Limited Company

†	As provided by Moody’s Investors Services

*	Non-income producing

TIAA-CREF LIFE FUNDS - Bond Fund

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At December 31, 2009 the value of these securities amounted to 6,148,550 or 5.31% of net assets.

i	Floating rate or variable rate securities reflects the rate in effect as of December 31, 2009.

j	Zero coupon

n	In default

r	Principal only security.

TIAA-CREF LIFE FUNDS - Money Market Fund

TIAA-CREF LIFE FUNDS

MONEY MARKET FUND

SCHEDULE OF INVESTMENTS

December 31, 2009

		MATURITY

PRINCIPAL	ISSUER	RATE	DATE	VALUE

BONDS - 2.05%

GOVERNMENT BONDS 2.05%

U.S. TREASURY SECURITIES - 2.05%
1,000,000	United States Treasury Note	2.880%	06/30/10	$1,011,683
500,000	United States Treasury Note	2.750	07/31/10	506,824

	TOTAL U.S. TREASURY SECURITIES			1,518,507

	TOTAL GOVERNMENT BONDS (Cost $1,518,507.00)			1,518,507

	TOTAL BONDS (Cost $1,518,507)			1,518,507

SHORT-TERM INVESTMENTS - 98.37%

BANKER’S ACCEPTANCES - 3.64%
400,000	Bank of America NA		01/05/10	399,991
500,000	Bank of America NA		02/18/10	499,867
605,000	Bank of America NA		03/01/10	604,573
380,000	Bank of America NA		03/02/10	379,867
496,000	JPMorgan Chase Bank NA		01/14/10	495,964
320,000	JPMorgan Chase Bank NA		02/01/10	319,945

	TOTAL BANKER’S ACCEPTANCES			2,700,207

CERTIFICATE OF DEPOSIT - 6.63%
900,000	Abbey National North America LLC	0.210	02/05/10	900,009
815,000	Bank of Montreal	0.140	01/08/10	815,002
250,000	Bank of Nova Scotia	0.950	06/10/10	250,000
500,000	Barclays Bank plc	0.780	01/11/10	500,000
500,000	Barclays Bank plc	0.570	05/17/10	500,000
500,000	Barclays Bank plc	0.500	06/02/10	499,999
500,000	Barclays Bank plc	0.580	08/18/10	500,000
500,000	Rabobank Nederland NV	0.520	01/15/10	500,004
450,000	Royal Bank of Scotland plc	0.680	04/05/10	450,000

	TOTAL CERTIFICATE OF DEPOSIT			4,915,014

COMMERCIAL PAPER - 44.75%
450,000	Abbey National North America LLC		03/22/10	449,791
630,000	American Honda Finance Corp		01/22/10	629,941
1,115,000	American Honda Finance Corp		01/26/10	1,114,874
400,000	Bank of Nova Scotia		02/19/10	399,913
500,000	BNP Paribas Finance, Inc		01/12/10	499,966
1,000,000	BNP Paribas Finance, Inc		01/27/10	999,838
600,000	BNP Paribas Finance, Inc		01/29/10	599,925
500,000	Calyon North America, Inc		02/05/10	499,913
880,000	Calyon North America, Inc		04/06/10	879,535
335,000	Coca-Cola Co		01/13/10	334,987
595,000	Coca-Cola Co		01/19/10	594,952
500,000	Coca-Cola Co		03/15/10	499,807
1,000,000	Fairway Finance LLC		03/10/10	999,566
2,515,000	Govco LLC		02/23/10	2,514,222
500,000	Johnson & Johnson		04/05/10	499,778
535,000	Johnson & Johnson		04/19/10	534,743
310,000	Johnson & Johnson		04/20/10	309,859
291,000	Kitty Hawk Funding Corp		02/17/10	290,932

TIAA-CREF LIFE FUNDS - Money Market Fund

		MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE

$500,000	Lloyds TSB Bank plc		01/07/10	$499,982
500,000	Lloyds TSB Bank plc		02/17/10	499,856
550,000	Lloyds TSB Bank plc		02/26/10	549,794
320,000	Lloyds TSB Bank plc		03/19/10	319,624
500,000	Nestle Capital Corp		02/16/10	499,572
2,200,000	Nestle Capital Corp		02/22/10	2,199,460
580,000	Old Line Funding LLC		01/11/10	579,971
500,000	Old Line Funding LLC		01/13/10	499,967
1,000,000	Old Line Funding LLC		01/14/10	999,936
470,000	Park Avenue Receivables Corp		02/08/10	469,916
680,000	Private Export Funding Corp		01/27/10	679,863
550,000	Private Export Funding Corp		04/07/10	549,237
295,000	Private Export Funding Corp		04/26/10	294,519
1,345,000	Province of Ontario Canada		01/07/10	1,344,960
500,000	Rabobank USA Financial Corp		02/08/10	499,873
1,000,000	Ranger Funding Co LLC		01/20/10	999,879
1,000,000	Sheffield Receivables Corp		01/06/10	999,971
500,000	Societe Generale North America, Inc		01/22/10	499,948
500,000	Straight-A Funding LLC		02/16/10	499,872
930,000	Svensk Exportkredit AB		03/19/10	929,647
500,000	Svensk Exportkredit AB		04/01/10	499,613
1,000,000	Toronto-Dominion Holdings USA, Inc		01/11/10	999,939
500,000	Toyota Motor Credit Corp		01/05/10	499,991
430,000	Toyota Motor Credit Corp		02/19/10	429,889
500,000	Variable Funding Capital Co LLC		01/04/10	499,993
500,000	Variable Funding Capital Co LLC		01/29/10	499,934
500,000	Variable Funding Capital Co LLC		02/24/10	499,873
815,000	Yorktown Capital LLC		01/12/10	814,938
1,345,000	Yorktown Capital LLC		01/21/10	1,344,813

	TOTAL COMMERCIAL PAPER			33,157,372

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 29.60%
240,000	Federal National Mortgage Association (FNMA)		01/04/10	239,991
140,000	FNMA		01/25/10	139,966
940,000	FNMA		02/22/10	939,491
250,000	FNMA		03/03/10	249,915
740,000	FNMA		04/01/10	738,994
447,000	FNMA		04/14/10	446,757
590,000	FNMA		04/28/10	589,712
500,000	FNMA		05/25/10	499,630
250,000	FNMA		06/09/10	249,779
500,000	FNMA		12/01/10	498,117
50,000	Federal Farm Credit Bank		01/05/10	49,998
500,000	Federal Home Loan Bank (FHLB)		01/13/10	499,988
200,000	FHLB		01/19/10	199,960
300,000	FHLB		02/10/10	299,833
100,000	FHLB		02/11/10	99,949
100,000	FHLB		03/03/10	99,944
120,000	FHLB		03/26/10	119,968
500,000	FHLB		04/22/10	499,075
309,000	FHLB		05/05/10	308,681
385,000	FHLB		09/16/10	383,869
500,000	FHLB	0.560%	06/22/10	499,841
600,000	Federal Home Loan Mortgage Corp (FHLMC)		02/08/10	599,740
795,000	FHLMC		02/12/10	794,852
1,000,000	FHLMC		02/22/10	999,639
445,000	FHLMC		03/02/10	444,885
800,000	FHLMC		03/08/10	799,853
240,000	FHLMC		03/09/10	239,926
50,000	FHLMC		03/10/10	49,972
140,000	FHLMC		03/16/10	139,957
1,522,000	FHLMC		03/22/10	1,521,484
1,055,000	FHLMC		03/29/10	1,054,605
400,000	FHLMC		03/31/10	399,842
738,000	FHLMC		04/01/10	737,723
500,000	FHLMC		04/12/10	499,832
635,000	FHLMC		04/20/10	634,673
1,000,000	FHLMC		05/03/10	999,492

TIAA-CREF LIFE FUNDS - Money Market Fund

			MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE

$780,000		FHLMC		05/04/10	$779,565
220,000		FHLMC		05/05/10	219,871
1,768,000		FHLMC		05/10/10	1,766,968
1,100,000		FHLMC		05/17/10	1,099,294
500,000		FHLMC		06/01/10	499,287

		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES			21,934,918

U.S. GOVERNMENT AND AGENCIES VARIABLE NOTES - 4.88%
1,000,000	i	Federal Home Loan Banks	0.740%	02/26/10	1,000,000
1,000,000	i	Federal Home Loan Mortgage Corp (FHLMC)	0.140	02/04/10	1,000,000
1,000,000	i	FHLMC	0.140	02/09/10	1,000,076
615,000	i	Federal National Mortgage Association	0.200	01/28/10	615,199

		TOTAL U.S. GOVERNMENT AND AGENCIES VARIABLE NOTES			3,615,275

U.S. TREASURY BILLS - 8.87%
798,000		United States Cash Management Bill		06/10/10	796,704
500,000		United States Cash Management Bill		06/17/10	499,617
1,000,000		United States Treasury Bill		02/11/10	999,727
503,000		United States Treasury Bill		02/18/10	502,836
248,000		United States Treasury Bill		03/04/10	247,936
883,000		United States Treasury Bill		04/08/10	882,646
1,000,000		United States Treasury Bill		04/15/10	999,552
1,142,000		United States Treasury Bill		05/20/10	1,141,427
500,000		United States Treasury Bill		05/27/10	499,665

		TOTAL U.S. TREASURY BILLS			6,570,110

		TOTAL SHORT-TERM INVESTMENTS (Cost $72,892,896)			72,892,896

		TOTAL PORTFOLIO - 100.42% (Cost $74,411,403)			74,411,403
		OTHER ASSETS & LIABILITIES, NET - (0.42)%			(309,852)

		NET ASSETS - 100.00%			$74,101,551

The following abbreviations are used in portfolio descriptions:

LLC	Limited Liability Corporation

plc	Public Limited Company

i	Floating rate or variable rate securities reflects the rate in effect as of December 31, 2009.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of TIAA-CREF Life Funds:

We have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the financial statements of the Growth Equity Fund, Growth & Income Fund, International Equity Fund, Large-Cap Value Fund, Small-Cap Equity Fund, Stock Index Fund, Social Choice Equity Fund, Real Estate Securities Fund, Bond Fund and Money Market Fund (constituting the TIAA-CREF Life Funds, hereafter referred to as the “Funds”) at December 31, 2009, and for the year then ended and have issued our unqualified report thereon dated February 22, 2010 (which report and financial statements are included in Item 1 of this Certified Shareholder Report on Form N-CSR). Our audit included an audit of each of the Funds’ schedule of investments in securities (the Schedules) as of December 31, 2009 appearing in Item 6 of this Form N-CSR. These Schedules are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these Schedules based on our audit.

In our opinion, the Schedules referred to above, when read in conjunction with the financial statements of the Funds referred to above, present fairly, in all material respects, the information set forth therein.

/s/ PricewaterhouseCoopers LLP
PricewaterhouseCoopers LLP
New York, New York
February 22, 2010

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

(a) An evaluation was performed within 90 days of the date hereof under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this annual reporting period.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s fiscal year-end that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

12(a)(1) Copy of current Code of Ethics

12(a)(2)(i) Section 302 certification of the principal executive officer

12(a)(2)(ii) Section 302 certification of the principal financial officer

12(b) Section 906 certification of principal executive officer and principal financial officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA-CREF LIFE FUNDS

Dated: February 19, 2010	By:	/S/ SCOTT C. EVANS
Scott C. Evans
Principal Executive Officer and President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Dated: February 19, 2010	By:	/S/ SCOTT C. EVANS
Scott C. Evans
Principal Executive Officer and President (principal executive officer)

Dated: February 19, 2010	By:	/S/ PHILLIP G. GOFF
Phillip G. Goff
Principal Financial Officer, Principal Accounting Officer and Treasurer (principal financial officer)

EXHIBIT INDEX

Item 12.	Exhibits.

12(a)(1) Copy of current code of ethics

12(a)(2)(i) Section 302 certification of the principal executive officer

12(a)(2)(ii) Section 302 certification of the principal financial officer

12(b) Section 906 certification of principal executive officer and principal financial officer